    As filed with the Securities and Exchange Commission on April 13, 2007

                                                 File Nos. 333-67904; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 13                                  [X]

                     and/or

    Registration Statement Under the Investment
                Company Act of 1940
                 Amendment No. 212                                          [X]
         (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)


             6610 West Broad Street Richmond, Virginia         23230
        (Address of Depositor's Principal Executive Offices) (Zip Code)


                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 16, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  Issued by:
                  Genworth Life and Annuity Insurance Company

--------------------------------------------------------------------------------


This prospectus gives details about the contract and the Genworth Life & Annuity VA Separate Account 1 (the "Variable Account") you should know before investing. Please read this prospectus carefully and keep it for future reference.


This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.

The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund (the "Total Return Fund"). All shares of the Total Return Fund outstanding on May 1, 2006 were re-designated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, for contracts issued on or after May 1, 2006. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. The interest must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our Guarantee Account until we receive your instructions.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender or access charge; amounts you surrender or partially withdraw from the non-unitized separate account may also be subject to a Market Value Adjustment. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any government agency

  .  Is NOT available in every state

  .  MAY go down in value


A Statement of Additional Information, dated April 16, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


For general information or to obtain free copies of the:

  .  Statement of Additional Information;

  .  annual report for the Variable Account;

  .  prospectus, annual report or semi-annual report for the Total Return Fund;
     or

  .  any required forms,


                          call us at 800.352.9910; or


                                 write us at:

                  Genworth Life and Annuity Insurance Company


                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is April 16, 2007.

Table of Contents


Definitions...........................................................  5

Fee Tables............................................................  7
   Examples........................................................... 10

Condensed Financial Information....................................... 10

Synopsis.............................................................. 11

Investment Results.................................................... 16

Financial Statements.................................................. 16

The Company........................................................... 16

The Variable Account.................................................. 17
   The Subaccount and the Total Return Fund........................... 17
   Voting Rights...................................................... 18
   Changes to the Variable Account and the Subaccount................. 19
   The Subaccount -- Policies and Procedures.......................... 19

The Guarantee Account and The Immediate Installment Account........... 19
   The Guarantee Account.............................................. 19
   The Immediate Installment Account.................................. 20
   Status of the Immediate Installment Account Prior to April 5, 2007. 21

The Contract.......................................................... 21
   Purchasing a Contract.............................................. 21
   Ownership.......................................................... 22
   Annuitant/Joint Annuitant.......................................... 22
   Assignment......................................................... 23
   Guaranteed Minimum Income Payments................................. 23
   Purchase Payments.................................................. 23
   Grace Period....................................................... 26
   Reinstatement...................................................... 26
   Scheduled Purchase Payments........................................ 26
   Flexible Purchase Payments and Immediate Installments.............. 27
   Allocation of Purchase Payments.................................... 27
   Optional Riders.................................................... 28
   Valuation Day and Valuation Period................................. 30
   Valuation of Accumulation Units.................................... 30

Surrender and Partial Withdrawals..................................... 30

Charges and Other Deductions.......................................... 32
   Surrender Charges, Access Charges and Market Value Adjustments..... 33
   Deductions from the Variable Account............................... 37
   Deductions for Taxes............................................... 37
   Purchase Payments for the Optional Riders.......................... 38
   Other Charges and Deductions....................................... 38

The Death Benefit............................................................  38
   Death Benefit Upon Death of an Owner Before the Annuity Commencement Date.  38
   Death Benefit Amount......................................................  38
   Required Distributions....................................................  38
   Distribution Rules........................................................  39
   Death Benefit After the Annuity Commencement Date.........................  40

Benefits at Annuity Commencement Date........................................  40
   Guaranteed Minimum Income Payments........................................  41

Optional Payment Plans.......................................................  42

Federal Income Tax Matters...................................................  44
   Introduction..............................................................  44
   Taxation of Non-qualified Contracts.......................................  44
   Qualified Retirement Plans................................................  46
   Federal Income Tax Withholding............................................  49
   State Income Tax Withholding..............................................  49
   Tax Status of the Company.................................................  49
   Changes in the Law........................................................  50

Requesting Payments..........................................................  50

Sales of the Contract........................................................  50

Legal Proceedings............................................................  51

Additional Information.......................................................  53
   Owner Questions...........................................................  53
   Return Privilege..........................................................  53
   State Regulation..........................................................  53
   Evidence of Death, Age, Gender or Survival................................  53
   Records and Reports.......................................................  53
   Legal Matters.............................................................  53
   Where You Can Find More Information.......................................  53

Appendix -- Annuity Cross Funding Program.................................... A-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following defined terms are used throughout this prospectus:

Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

Contract Value -- The sum of your contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.

Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.

Funding Annuity -- A variable deferred annuity issued by Genworth Life and Annuity Insurance Company or one of its affiliated companies that is purchased on the same date as the variable deferred annuity contract described by this prospectus; the assets of the Funding Annuity are withdrawn and immediately allocated to this annuity.

General Account -- Assets of the Company other than those allocated to the Immediate Installment Account, the Variable Account or any other segregated asset account of the Company.

Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account (plus transfers to the Guarantee Account from a Funding Annuity under an Annuity Cross Funding Program, if applicable) plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Immediate Installment -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

Immediate Installment Account -- Genworth Life & Annuity MVA Separate Account, a separate account of the Company to which your Flexible Purchase Payments are allocated.

Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

Income Payment -- One of a series of payments made under either monthly Income Payments at the Annuity Commencement Date or one of the Optional Payment Plans.

Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or partially withdrawn (including Death Benefit payments) from the Immediate Installment Account.

Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.



Purchase Payment -- Any payment applied to the contract.

Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

Subaccount -- A division of the Variable Account which invests exclusively in shares of the Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.

Subaccount Value -- The Subaccount Value is equal to:

  .  the sum of all Scheduled Installments made to the Subaccount; plus

  .  amounts adjusted for the reinvestment of dividends; plus or minus

  .  net capital gains or losses (realized or unrealized); minus

  . any contract charges (including any premium tax and surrender charges assessed); plus or minus

  .  partial withdrawals repaid to or taken from the Subaccount.

Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus any Market Value Adjustment, if applicable.

Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Variable Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Contract Year in which          Surrender Charge (as a
 payments withdrawn or surrendered)                surrender or partial            percentage of the lesser
                                                   withdrawal is taken             of Scheduled
                                                                                   Installments made to
                                                                                   date, not previously
                                                                                   withdrawn and the
                                                                                   amount withdrawn or
                                                                                   surrendered)/1/
                                                   --------------------------------------------------------
                                                                  1                           9%
                                                                  2                           8%
                                                                  3                           7%
                                                                  4                           6%
                                                                  5                           5%
                                                                  6                           4%
                                                                  7                           3%
                                                                  8                           2%
                                                             9 or after                       1%
-----------------------------------------------------------------------------------------------------------
Access Charge/2/                                   Number of years remaining       Access Charge (as a
                                                   on each flexible purchase       percentage of the
                                                   payment until the date          Immediate Installment
                                                   established for the installment Account value
                                                   transfers to                    withdrawn or
                                                   end                             surrendered)
                                                   --------------------------------------------------------
                                                              6 or more                       6%
                                                          5 but less than 6                   5%
                                                          4 but less than 5                   4%
                                                          3 but less than 4                   3%
                                                          2 but less than 3                   2%
                                                          1 but less than 2                   1%
                                                          0 but less than 1                   1%
-----------------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Scheduled Installments/3/                                                           6%
-----------------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Withdrawal Repayments/4/                                                            6%
-----------------------------------------------------------------------------------------------------------

/1/Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

/2/All surrenders and withdrawals from the Immediate Installment Account will be subject to a Market Value Adjustment as well as an Access Charge. An Access Charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

/3/If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

/4/You must repay the amount of any withdrawals from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.



Periodic Charges Other Than Expenses for the Total Return Fund
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------
Optional Riders/1,2/
---------------------------------------------------------------------------------

  Disability Benefit Rider Option/3/            Maximum of $8.11 per $100 of waived Scheduled Purchase Payment
--------------------------------------------------------------------------------------------------------------
  Joint Annuitant Life Benefit Rider Option/3/  Maximum of $8.57 per $100 of waived Scheduled Purchase Payment
--------------------------------------------------------------------------------------------------------------
  Unemployment Benefit Rider Option             $3.00 per $100 of waived monthly payment
--------------------------------------------------------------------------------------------------------------

/1/The payment for the Optional Benefits is due with the Scheduled Purchase
   Payment and taken prior to the allocation of the Scheduled Purchase Payment to the Subaccount.

/2/The Optional Benefits are not available to fully funded contracts or to contracts purchased through the Annuity Cross Funding Program (see "Appendix --Annuity Cross Funding Program" provision in this prospectus).

/3/The fees charged for the optional riders vary depending upon the age and gender of the Annuitant and the amount and duration of the Scheduled Installments.

For information concerning compensation paid for the sale of the contract, see "Sales of the Contract."


The next item shows the total annual operating expenses charged by the Total Return Fund that you may pay during the time that you own the contract. Effective on May 1, 2006, GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.



Annual Portfolio Expenses/1/
(as a percentage of average net assets)   Class 1 Class 3
---------------------------------------------------------
Management Fees/2/                          0.32%   0.32%
---------------------------------------------------------
Distribution and Service (12b-1) Fees        None   0.30%
---------------------------------------------------------
Other Expenses/3,4/                         0.28%   0.08%
---------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.60%   0.70%
---------------------------------------------------------
Contractual Fee Waiver/Reimbursement/5/   (0.07)% (0.07)%
---------------------------------------------------------
Net Annual Portfolio Operating Expenses     0.53%   0.63%
---------------------------------------------------------



/1/The expense information for Class 1 shares reflects actual expenses during the fiscal year ended December 31, 2006, plus amounts expected to be incurred pursuant to the Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares) for a full fiscal year. The expense information for Class 3 shares reflects actual expenses incurred during the fiscal period between May 1, 2006 to December 31, 2006, on an annualized basis.


/2/The Management Fees fluctuate based upon the average daily net assets of the Total Return Fund and may be higher or lower than that shown above.


/3/The Distribution and Service (12b-1) Fees and Other Expenses of the Total
   Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/4/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (12b-1) Fees. Other Expenses also include Investor Service Plan fees (only for Class 1 shares) and fees and expenses associated with investments in investment companies, such as ETFs, and certain other funds and pooled cash vehicles ("Acquired Fund Fees and Expenses"). For the fiscal year ended December 31, 2006, the Acquired Fund Fees and Expenses were less than 0.01% of the average daily net assets of Class 1 shares and Class 3 shares.

/5/Pursuant to an agreement with the Total Return Fund, GE Asset Management
   Incorporated, the investment adviser of the Total Return Fund, has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses (such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees), Acquired Fund Fees and Expenses and interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund's business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009, and can only be changed with the approval of the Total Return Fund and GE Asset Management Incorporated.

The expenses for the Total Return Fund are deducted by the Fund before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus. Information relating to the Total Return Fund was provided by the Total Return Fund and not independently verified by us.

Examples

The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract and the maximum fee for the optional rider charges, and fees and expenses for the Total Return Fund -- Class 3 shares. The expenses in the Examples would be lower if Class 1 shares of the Total Return Fund were used instead.

The Examples show the dollar amount of expenses that would bear directly or indirectly if you:


  .  invested $10,000 in the contract for time periods indicated;


  .  earned a 5% annual return on your investment;

  .  elected all available rider options; and

  .  surrendered your contract at the end of the stated time period.


The Examples below assume:

  . total Variable Account annual expenses of 1.50% (deducted daily at an effective annual rate of the assets in the Variable Account); and

  . $196.80 for all the available rider options (charged with the initial investment, but subtracted prior to allocation of assets to the Subaccount).

As these are Examples, your actual expenses may be higher or lower than those shown below. The Examples do not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.



Costs Based on Annual Portfolio Expenses
----------------------------------------
 1 Year     3 Years   5 Years  10 Years
 ------    --------- --------- ---------
$3,091.08  $3,356.15 $3,647.64 $4,601.93



The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time periods.



Costs Based on Annual Portfolio Expenses
----------------------------------------
 1 Year     3 Years   5 Years  10 Years
 ------    --------- --------- ---------
$2,191.08  $2,656.15 $3,147.64 $4,501.93



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed.


Deductions for premium taxes are not reflected, but may apply. If you did not elect all of the optional riders or if you only elected one or a combination of the optional riders, the expense figures shown above would be lower.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Variable Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:



                 Accumulation                  Number of
                Unit Values at  Accumulation  Accumulation
                  Beginning    Unit Values at Units at End
Subaccount        of Period    End of Period   of Period   Year
---------------------------------------------------------------
GE Investments
 Funds, Inc.
---------------------------------------------------------------
Total Return
 Fund --
 Class 1 shares     $11.86         $13.29      28,929,206  2006
                     11.62          11.86      19,687,409  2005
                     10.90          11.62      11,448,155  2004
                      9.20          10.90       4,540,351  2003
                     10.00           9.20         616,931  2002
---------------------------------------------------------------
Total Return
 Fund --
 Class 3 shares     $10.00         $10.62         145,804  2006
---------------------------------------------------------------

SYNOPSIS

How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.

Purchase Payments received will be allocated as follows:

Purchase Payment Allocation Table



 Type of Payment    When Received   Where Allocated
---------------------------------------------------
Scheduled         Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
---------------------------------------------------
Scheduled         Before Monthly    Guarantee
Purchase          Due Date          Account
Payment or
portion thereof
---------------------------------------------------
Scheduled         After Monthly Due Subaccount for
Purchase          Date              any past due
Payment or                          Scheduled
portion thereof                     Installment
                                    (including
                                    interest), then
                                    Guarantee
                                    Account for
                                    remainder
---------------------------------------------------
Flexible Purchase On or After       Immediate
Payment that is   Contract Date     Installment
greater than 6                      Account
Scheduled
Purchase
Payments with
instructions
---------------------------------------------------
Flexible Purchase On or After       Guarantee
Payment that is   Contract Date     Account until
greater than 6                      instructions
Scheduled                           received, then
Purchase                            transferred to
Payments without                    Immediate
instructions                        Installment
                                    Account
---------------------------------------------------
Flexible Purchase On or After       Guarantee
Payment that is   Contract Date     Account
equal to or less
than 6 Scheduled
Purchase
Payments
---------------------------------------------------


Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract," the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.

Investments in the Subaccount vary with the investment performance of the Total Return Fund. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.

Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying: any missed Scheduled Installment(s), including any interest, due on the missed Scheduled Installment(s).

The missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

   (1) you remain subject to the Purchase Payment limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

   (2) you will NOT have Guaranteed Minimum Income Payments when you annuitize the contract.


What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount ("Scheduled Installments") during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. Once the contract is issued, your Annuity Commencement Date may not be changed.


When you apply for a contract, you provide us with:

  . the length of the Accumulation Period you desire. The Accumulation Period must be at least 10 years;

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like Income Payments to be made; and

  .  one of the following items of information:

    .  the amount of the Guaranteed Minimum Income Payment you want; or

    .  how much you want to pay per month and/or pay in a lump sum.

We use this information to establish your Scheduled Installments.

Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access charge will be assessed unless you a elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges and any access charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

  .  Scheduled Purchase Payments;

  .  Flexible Purchase Payments;

  . transfers from another variable deferred annuity contract issued by Genworth Life and Annuity Insurance Company (or one of its affiliated companies) under an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

  .  a combination thereof.

See the "Purchase Payments" and "Appendix -- Annuity Cross Funding Program" provisions in this prospectus.

By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.

May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. See "The Contract" provision in this prospectus.


What is the Immediate Installment Account and how do Flexible Purchase Payments work? The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Although we designed the contract as a Scheduled Purchase Payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner. Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will also be automatically allocated to the Guarantee Account.

Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts ("Immediate Installments") from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments in accordance with your instructions. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 7 days of our receipt.


Whether a transfer from the Immediate Installment Account makes your Scheduled Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and your transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

  .  the amount of your Flexible Purchase Payment;

  .  the rate of interest that we credit to the Flexible Purchase Payment; and

  .  the number of installments you choose.

Transfer instructions must include direction as to:

   (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

   (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.


What was the Status of the Immediate Installment Account Prior to the Date of this Prospectus? Prior to the date of this prospectus, the Company had registered interests in the Immediate Installment Account under the 1933 Act. However, it came to the Company's attention that more interest was sold than it had registered. When the Company became aware of this oversight it took immediate action. Owners who made Purchase Payments prior to April 5, 2007 may have certain rights under the 1933 Act. See "Status of the Immediate Installment Account Prior to April 5, 2007" provision.

What is the Variable Account? The Variable Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Variable Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Variable Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the

Variable Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Variable Account" provision in this prospectus.


Is the contract available as a Qualified Contract or a Non-Qualified
Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

What surrender and access charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge.

  . For amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.

  . For amounts partially withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

We may waive the surrender and/or access charges if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from Purchase Payments or the Contract Value, as applicable.

See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

The Total Return Fund also has certain expenses. These include management fees, as well as 12b-1 fees or service share fees, and other expenses associated with its daily operations. See the "Fee Tables" provision in this prospectus. These expenses are more fully described in the prospectus for the Total Return Fund.

There are various charges assessed for rider options. The maximum charge for each Optional Rider is listed in the "Fee Tables" provision in this prospectus. For additional information, see the "Optional Riders" provision in the provision entitled "The Contract" in this prospectus.


For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

  .  your Contract Value;

  .  whether you are receiving Guaranteed Minimum Income Payments;

  .  the age and gender of the Annuitant(s); and

  .  the specific payment plan you choose.

See the "Benefits at Annuity Commencement Date" provision in this prospectus.

What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any, becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation under the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise.


You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us, in writing, at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.


You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

 For example:

 Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2008.

 You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2009 (in addition to paying your regularly Scheduled Installments).

 On August 1, 2008 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2008 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

Partial withdrawals from the Immediate Installment Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled Purchase Payments since amounts withdrawn from those accounts will not be available for Scheduled Installments.

In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

Do I have a return privilege? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 2 of this prospectus within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it. Upon receipt of such information, we will send you a refund equal to your Contract Value, plus or minus any applicable Market Value Adjustment, plus any deductions we have made from your Purchase Payments before their allocation to the contract. Or, if required by the law of your state, we will refund your Purchase Payments (less any partial withdrawals previously taken). See the "Additional Information -- Return Privilege" and the
"Appendix --  Annuity Cross Funding Program" provisions in this prospectus.

Are there optional benefits available under the contract? Optional benefits are available by purchasing one or more of the following riders with the contract. Not all of the rider options listed below may be available in all states. In addition, the riders are not available to fully funded contracts or to contracts that were issued through an Annuity Cross Funding Program. The riders are:


  .  the Disability Benefit Rider Option;

  .  the Joint Annuitant Life Benefit Rider Option; and

  .  the Unemployment Benefit Rider Option.

See "The Contract" and the "Appendix -- Annuity Cross Funding Program" provisions in this prospectus for additional information.


What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Income Tax Matters" provision in this prospectus.


INVESTMENT RESULTS


At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, and assuming Variable Account charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including 12b-1 fees and/or service share fees), and other charges associated with the contract, including the mortality and expense risk charges. Standardized total returns also reflect surrender charges and a maximum one month charge for the optional riders. Non-standardized returns do not reflect charges for the optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

FINANCIAL STATEMENTS

The consolidated "historical" and "as-if pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 800.352.9910 or write to our Home Office at the address listed on page 2 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov (word search RetireReady(SM) Retirement Answer under Company Filings). The SEC website is a uniform resource locator (URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares. Other variable investment options may be available if you are participating in the Annuity Cross Funding Program. See the "Appendix -- Annuity Cross Funding" provision in this prospectus.

The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


If permitted by law, we may deregister the Variable Account under the 1940 Act in the event registration is no longer required, manage the Variable Account under the direction of a committee, or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Subaccount and the Total Return Fund



The Subaccount of the Variable Account offered in the contract invests in shares of the Total Return Fund, which is registered with the SEC under the 1940 Act as an open-end management investment company. GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund effective May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares.


Before investing in the contract, carefully read the prospectus for the Total Return Fund along with this prospectus. We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

Investment Objective                               Adviser
-----------------------------------------------------------------------
Seeks the highest total return,        GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------


We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death proceeds, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to Owners as additional units, but instead reflect them in unit values.

We have entered into an agreement with GE Investments Funds, Inc. (participation agreement) setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of Owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to Owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting Owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Service Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal services and/or maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein. GEAM has agreed to pay us an amount equal to 0.076% (for Class 1 shares) and 0.05% (for Class 3 shares) of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Payments of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

With regard to Total Return Fund -- Class 1 shares, GE Investments Funds, Inc. has adopted an Investor Services Plan (the "Services Plan") pursuant to which the Total Return Fund may compensate us for performing certain investor services specified therein necessary to administer the contracts (including account maintenance, record-keeping, and other administrative services) and to facilitate GE Investments Funds, Inc.'s provision of services to investors in the Total Return Fund -- Class 1 shares. Pursuant to an Investor Services Agreement related to the Services Plan, GE Investments Funds, Inc. pays us for such services at an annual rate not to exceed 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. The Services Plan and Investor Services Agreement were effective May 1, 2006. We were paid $442,789 for the year-ended December 31, 2006 pursuant to the Services Plan and Investor Services Agreement.

With regard to the Total Return Fund -- Class 3 shares, pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing Class 3 shares of the Fund. Pursuant to a distribution agreement between the GE Investment Funds, Inc. and its principal underwriter and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum annual rate of 0.30% of the average daily net assets of the Total Return Fund attributable to Class 3 shares. The Distribution Plan and the related agreements were effective May 1, 2006. Capital Brokerage Corporation was paid $1,049 for the year-ended December 31, 2006 pursuant to the Distribution Plan.

In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


Voting Rights

As required by law, we will vote shares of the Total Return Fund held in the Variable Account at special shareholder meetings based on instructions from you. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.


Whenever the Total Return Fund calls a shareholder meeting, Owners will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.


We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote shares of the Total Return Fund for which no instructions are received (or instructions are not received timely) in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

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



This type of voting, often referred to as "proportional voting," permits all Owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the of Total Return Fund.

Changes to the Variable Account and the Subaccount

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should no longer be available, or if investment in the Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.


The Subaccount -- Policies and Procedures


We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it only has one Subaccount investing in one Portfolio and transfers to that Subaccount may only be made at a prescribed period for a prescribed amount.

In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Immediate Installment Account or the Guarantee Account. See "The
Contract -- Purchase Payments" provision in this prospectus for more information.

The Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

THE GUARANTEE ACCOUNT AND THE IMMEDIATE INSTALLMENT ACCOUNT

The Guarantee
Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

We allocate any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment to the Guarantee Account. We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions to the Guarantee Account. Insufficient transfer instructions include when you do not tell us whether you want your Flexible Purchase Payment to:


   (1) lower the amount of the Scheduled Purchase Payment you must make each month; or

   (2) completely prepay a certain number or all of your remaining Scheduled Installments.


The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

The Immediate Installment Account

Due to certain exclusionary provisions of the federal securities laws, we have not registered the Immediate Installment Account as an investment company under the 1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940 Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate Installment Account are subject to the provisions of that Act.

The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.


For each Flexible Purchase Payment allocated to the Immediate Installment Account, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate may be different for each Flexible Purchase Payment made.


We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the contract. We will invest these amounts primarily in investment-grade fixed income securities including, but not limited to:

  . securities issued by the U.S. Government or its agencies or instrumentalities -- such securities may or may not be guaranteed by the U.S. Government;

  . debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

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



  . mortgage-backed securities collateralized by real estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; and

  .  other debt instruments, commercial paper, cash or cash equivalents.

You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including:

  .  regulatory and tax requirements;

  .  sales commissions;

  .  administrative expenses borne by us;

  .  general economic trends; and

  .  competitive factors.

Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates. However, once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments or withdrawn from the Immediate Installment Account. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation statement.


A Market Value Adjustment can increase or decrease the amounts surrendered or partially withdrawn from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the Subaccount for purposes of making a Scheduled Installment. When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. See the "Charges and Other Deductions" provision in this prospectus. We do not guarantee the Immediate Installment Account Value.



Status of the Immediate Installment Account Prior to April 5, 2007

Prior to April 5, 2007, the Company had registered interests in the Immediate Installment Account under the 1933 Act. However, it came to the Company's attention that more interest was sold than it had registered. When the Company became aware of this oversight it took immediate action. Owners who made Purchase Payments prior to April 5, 2007 may have certain rights under the 1933 Act.

Unless an exemption can be relied upon, the 1933 Act requires that the offer or sale of a security be made pursuant to an effective registration statement, and the rules of the SEC do not provide for retroactive registration of the contract. Accordingly, Owners who made Purchase Payments prior to April 5, 2007, may have certain rights under the 1933 Act. More specifically, the 1933 Act provides certain remedies for persons who are issued unregistered securities, including the right to bring an action at law or in equity in any court of competent jurisdiction to recover consideration paid for such securities, with interest thereon, less the amount of any income received thereon, upon the tender of the security, or for damages if the person no longer owns the security. The 1933 Act does, however, place restrictions on the timeframe in which such an action may be brought to enforce any liability created by the alleged violation.


THE CONTRACT

The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

Purchasing a Contract

You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately, unless you specifically authorize us to keep the Purchase Payment until the application is complete. Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account. See the "Purchase Payment" provision in this prospectus. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts. The Annuitant(s) must be younger than age 71 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, or other non-tax related benefits. Please consult a tax adviser to determine whether this contract is an appropriate investment for you.



Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges (as well as access charges) which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.


Ownership

As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.


Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner. Changing the non-natural Owner may have negative tax consequences and you should consult a tax adviser before doing so.

Annuitant/Joint Annuitant

An Annuitant must be named. Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.


If you purchased this contract with a flexible purchase payment variable deferred annuity contract issued by the Company ("Funding Annuity") pursuant to an Annuity Cross Funding Program, the Owner and Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of this contract, must be the same as the Owner or Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the
"Appendix -- Annuity Cross Funding Program" provision of this prospectus.


Assignment


An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Income Tax Matters" provision of this prospectus.


Guaranteed Minimum Income Payments

The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

   (1) if you pay any missed Scheduled Installment(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and

   (2) you make no more than 24 Scheduled Installments over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).

Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" provision later in this prospectus for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.

Purchase Payments


General. Purchase Payments can be Scheduled Purchase Payments or Flexible Purchase Payments. How we allocate these payments depends on your instructions, when we receive the payment and the amount of the payment received. See the "Purchase Payment Allocation Table" in the "Synopsis" provision of this prospectus.


Purchase Payments received will be allocated as follows:

   (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

   (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

   (3) Any Flexible Purchase Payment received that is greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days;

   (4) Any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.

If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.

Transfer instructions must include direction as to:

   (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

   (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.

Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.

Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

   (1) Scheduled Purchase Payments;

   (2) Immediate Installments from the Immediate Installment Account;

   (3) transfers from the Guarantee Account;

   (4) transfers from another flexible purchase payment variable deferred annuity contract issued by Genworth Life and Annuity Insurance Company or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

   (5) a combination of any of the above.


The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without our prior approval.


Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments, in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.

We establish the amount and number of your Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.


In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date. In addition, if you purchased this contract pursuant to an Annuity Cross Funding Program, the Owner, Joint Owner (if applicable), Annuitant, and Joint Annuitant (if applicable) of this contract, must be the same as the Owner, Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the "Appendix -- Annuity Cross Funding" provision in this prospectus.

When you apply for a contract, your application must provide us with:

  . the Annuity Commencement Date (which may not be changed after the contract is issued);

  .  the age (and for Non-Qualified Contracts, the gender) of the Annuitant(s);

  . the Accumulation Period (the Accumulation Period must be at least 10 years);

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like Income Payments to be made; and

  .  one of the following items of information:

    -- the amount of the Guaranteed Minimum Income Payment you want; or

    -- how much you want to pay in Scheduled Purchase Payments and/or Flexible
       Purchase Payments.

With either item of information, we can determine the other item.

You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

  .  expected mortality;

  .  persistency;

  .  length of Accumulation Period;

  .  length of certain period;

  .  expected investment performance; and

  .  length of maintenance, acquisition and distribution expenses.

Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.

Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.

See the "Guaranteed Minimum Income Payments" section of this prospectus.

Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. For contracts issued on or after May 1, 2006, the minimum monthly Scheduled Installment is $250. For contracts issued prior to May 1, 2006, the minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

   (1) by transferring assets from the Guarantee Account;

   (2) by transferring assets from the Immediate Installment Account;

   (3) by making Scheduled Purchase Payments when due;

   (4) by transferring assets from another flexible purchase payment variable deferred annuity contract issued by Genworth Life and Annuity Insurance Company or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

   (5) by any combination of the above.

The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


Transfers cannot be made to the Subaccount at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.


Grace Period

The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

Reinstatement

We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled
Installment(s), or the missing portion thereof, within the earlier of:

   (1) one year of its Monthly Due Date; or

   (2) the Annuity Commencement Date.

You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.

We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

   (1) to the missed portion of the Scheduled Installment;

   (2) amounts due for any riders; and then

   (3) interest on any missed Scheduled Installment(s).


If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, including any interest you owe. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment, with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" section in this prospectus.


Scheduled Purchase Payments

When we issue a contract, and whenever we allocate a Flexible Purchase Payment to the Immediate Installment Account, we will send you a new contract data page which includes your revised schedule of Scheduled Purchase Payments. Thus, month-by-month, Scheduled Purchase Payments always equal the difference between Scheduled Installments and Immediate Installments. The minimum Scheduled Purchase Payment is $25.00.

You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date.

Flexible Purchase Payments and Immediate Installments

You also may make your Scheduled Installments through Flexible Purchase Payments. Flexible Purchase Payments received on or before the Contract Date will be allocated to the Immediate Installment Account. For Flexible Purchase Payments received after the Contract Date in amounts greater than 6 Scheduled Purchase Payments (computed as of the date that we receive the Flexible Purchase Payment), we will allocate such payments to the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will allocate Flexible Purchase Payments received after the Contract Date to the Guarantee Account for Flexible Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible Purchase Payments that are greater than 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.

We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on each Monthly Due Date to "pay" all or part of the Scheduled Installments. See the "Purchase Payment Allocation Table" later in this provision. Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders, Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.

For each series of Immediate Installments, each monthly installment must be the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of installments that the Flexible Purchase Payment can support. Since Immediate Installments may be transferred only on the Monthly Due Date, a greater number of installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down" depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to the Immediate Installment Account Value as determined on the date of purchase and the number of installments.

We compute the series of installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the installments or the number of installments you want, we determine the amount and number of the installments. Your Immediate Installments reflect interest that is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 installments (i.e., ten years of installments) from your Flexible Purchase Payment beginning immediately. We calculate a level installment to be transferred each month. This installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned, being completely transferred to the Subaccount by the end of the 10 years.


We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 7 days of receipt. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without our prior approval.


Allocation of Purchase Payments

We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate Flexible Purchase Payments that are received in an amount greater than 6 Scheduled Purchase Payments directly to the Immediate Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible Purchase Payment to the Guarantee Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.

Purchase Payment Allocation Table


 Type of Payment    When Received    Where Allocated
-----------------------------------------------------
Scheduled         Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
-----------------------------------------------------
Scheduled         Before Monthly    Guarantee
Purchase          Due Date          Account
Payment or
portion thereof
-----------------------------------------------------
Scheduled         After Monthly Due Subaccount for
Purchase          Date              any past due
Payment or                          Scheduled
portion thereof                     Installment, then
                                    Guarantee
                                    Account for
                                    remainder
-----------------------------------------------------
Flexible Purchase On or After       Immediate
Payment that is   Contract Date     Installment
greater than 6                      Account
Scheduled
Purchase
Payments with
instructions
-----------------------------------------------------
Flexible Purchase On or After       Guarantee
Payment that is   Contract Date     Account until
greater than 6                      instructions
Scheduled                           received, then
Purchase                            transferred to
Payments without                    Immediate
instructions                        Installment
                                    Account
-----------------------------------------------------
Flexible Purchase On or After       Guarantee
Payment that is   Contract Date     Account
equal to or less
than 6 Scheduled
Purchase
Payments
-----------------------------------------------------

Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

Optional Riders

To reduce the risk that unforeseen events could leave you without the resources to make Scheduled Purchase Payments, we offer three optional riders that you may purchase at contract issue or on a contract anniversary (provided that you remain eligible to receive Guaranteed Minimum Income Payments). Under each of these riders, we will waive all or a portion of the Scheduled Purchase Payments due during the periods specified in each rider. These riders are not available to fully funded contracts or to contracts issued through an approved Annuity Cross Funding Program. See the "Appendix -- Annuity Cross Funding Program" provision for more information.

When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The available riders are:

  . Disability Benefit Rider -- This rider provides that, during the life of the covered Annuitant, should the covered Annuitant become totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period we waive Scheduled Purchase Payments. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment. We will calculate the Monthly Income Benefit and Death Benefit under the contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract.

     We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

      (1) the contract anniversary on or next following the covered Annuitant's 65th birthday;

      (2) the Annuity Commencement Date;

      (3) the contract surrender date;

      (4) the covered Annuitant's recovery from total disability; and

      (5) the covered Annuitant's death.

     Benefits take effect only after 90 days of continuous total disability. Once satisfactory proof of disability is received at our Home Office and benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account. If the claim is denied and Scheduled Purchase Payments have not been made, the Scheduled Installments will be considered missed and will need to be made in accordance with the "Guaranteed Minimum Income Payments" provision in this prospectus in order to maintain your right to Guaranteed Minimum Income Payments on the Annuity Commencement Date.


  . Unemployment Benefit Rider -- This rider provides that if the covered Annuitant becomes involuntarily unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per five-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.

     To receive this benefit:

      (1) the covered Annuitant must be receiving state unemployment benefits for at least 90 consecutive days;

      (2) the rider must be in effect for one year; and

      (3) we must receive satisfactory proof of unemployment at our Home Office.

     Satisfactory proof of unemployment consists of a letter from the appropriate state government department responsible for administering unemployment benefits.

     Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

      (1) the unemployment occurs within 30 days of the end of a benefit period; and

      (2) the full year of the benefit period has not been completed.

     If the covered Annuitant becomes unemployed during the first contract year, we will waive Scheduled Purchase Payments beginning on the next contract anniversary if:

      (1) the covered Annuitant has been receiving state unemployment benefits for at least 90 consecutive days; and

      (2) the period of unemployment continues through the date the rider has been in effect for one year.

     Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

      (1) the contract anniversary on or next following the covered Annuitant's 65th birthday;

      (2) the Annuity Commencement Date;

      (3) the contract surrender date;

      (4) the Monthly Due Date after we receive your request to end the rider;

      (5) the loss of state unemployment benefits; and

      (6) the covered Annuitant's death.

     If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your right to Guaranteed Minimum Income Payments in effect.

     We will not credit the benefits provided by this rider if the unemployment is:

      (1) voluntary;

      (2) caused by a self-inflicted injury; or

      (3) the result of being in prison for a period exceeding 90 days.

     The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the contract as if you had paid the Scheduled Purchase Payment when due.

  . Joint Annuitant Life Rider -- This rider is only available for spouses. This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive
     60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement Date. We will calculate the Monthly Income Benefit and Death Benefit under this contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

     Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:

      (1) the contract anniversary on or next following the surviving Joint Annuitant's 65th birthday; and

      (2) the Annuity Commencement Date.

The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to the allocation of any assets to any account. The riders and your contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in Qualified Contracts, in all states, or in all markets.


Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for on days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.


Valuation of Accumulation Units

Upon allocation or transfer to the Subaccount, we convert payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated or Immediate Installments transferred to the Subaccount increase the number of Accumulation Units credited to the contract.

Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.


The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10, On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution, so that the unit value is not impacted. Also, if we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or withdraw a portion of your Contract Value, at any time before the Annuity Commencement Date upon your written request, subject to the conditions set forth below.

Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:


   (1) first from the Guarantee Account;

   (2) then from the Immediate Installment Account; and

   (3) finally from the Subaccount.

You may need to make Scheduled Purchase Payments when you otherwise would not have to, if you had taken partial withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.


Partial withdrawals and surrender may be subject to surrender and/or access charges and a Market Value Adjustment. When taking a partial withdrawal, any applicable surrender charge, access charge, Market Value Adjustment and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.


You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access and Market Value Adjustment will be assessed unless you elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

We will delay making a payment if:

   (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Variable Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our Owners.

Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.

In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision of this prospectus for more information on circumstances in which we may delay making payments under the contract.


Partial withdrawals and surrender may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.


Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;

  . confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.


To request a telephone withdrawal, please call us at 800.352.9910.

Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 2 of this prospectus.


Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

  .  the amount you receive from the Subaccount; plus

  . interest we assess on the amount withdrawn from the date of the partial withdrawal until the date of repayment; plus

  . the amount of any premium taxes assessed on amounts withdrawn from the Subaccount.

We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age
59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

Partial withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account or Immediate Installment Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day we receive your request, less any applicable surrender charge, access charge, and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

CHARGES AND OTHER DEDUCTIONS


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts, including the surrender charge and access charge, if applicable. See below and the "Sales of the Contract" provision in this prospectus.


We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  monthly billing and electronic fund transfer transactions;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  maintaining an internet service site; and


  .  furnishing telephone and internet transaction services.


The risks we assume include:

  . the risk that the Guaranteed Minimum Income Payments will exceed the calculated variable Income Payments;

  .  the risk that the Death Benefit will be greater than the Surrender Value;

  . the risk that Annuitant(s) will live longer than we assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charges, Access Charges, and Market Value Adjustments


We may assess a surrender charge (on payments allocated to the Subaccount and the Guarantee Account) or an access charge (on payments allocated to the Immediate Installment Account) on partial withdrawals of Contract Value or surrender of the Contract. We will also apply a Market Value Adjustment to determine the Immediate Installment Account Value available for partial withdrawal from the Immediate Installment Account or full surrender of the contract.


Unless we receive other instructions, we will first withdraw amounts from:

   (1) the Guarantee Account; then

   (2) from the Immediate Installment Account; and finally

   (3) from the Subaccount.

We will deduct any surrender charge and access charge from the amounts you withdraw.

Surrender Charge from assets in the Subaccount and the Guarantee Account. The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.

The surrender charge percentage is as follows:

                      Surrender Charge
                    (as a percentage of
                       the lesser of
                   Scheduled Installments
  Contract Year     made to date and not
in which Surrender  previously withdrawn
    or Partial         and the amount
Withdrawal is Made       withdrawn)
-----------------------------------------
        1                    9%
        2                    8%
        3                    7%
        4                    6%
        5                    5%
        6                    4%
        7                    3%
        8                    2%
   9 and after               1%
-----------------------------------------

Examples:

 Assuming:

  .  you have made Purchase Payments of $18,000;

  . your Contract Value is $20,000 ($17,000 in the Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

  .  you have no value in the Immediate Installment Account;

  .  you request a partial withdrawal of $10,000 in Contract Year 5; and

  .  you are not eligible for reduced Guaranteed Minimum Income Payments.

 Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

The following chart depicts the partial withdrawal.

                                              Account
                                ----------------------------------
                                             Guarantee
                                 Subaccount   Account     Total
-------------------------------------------------------------------
Beginning Contract Value          $17,000     $3,000       $20,000
-------------------------------------------------------------------
Amount Withdrawn                  $ 7,000     $3,000       $10,000
-------------------------------------------------------------------
Remaining Contract Value          $10,000     $    0       $10,000
-------------------------------------------------------------------
Surrender Charge                  $  (350)    $ (150)      $  (500)
-------------------------------------------------------------------
Net Amount Paid to You            $ 6,650     $2,850       $ 9,500
-------------------------------------------------------------------
Amount to Reinstate Guaranteed                 $   0
 Minimum Income Payment           $ 6,650                  $ 6,650
 (+ Interest)                   (+ interest)           (+ interest)
-------------------------------------------------------------------
Amount we add to the Subaccount   $   350      $   0       $   350
-------------------------------------------------------------------
Account Value After Repayment*    $17,000      $   0       $17,000
-------------------------------------------------------------------

*Assuming no growth in the Subaccount.

 However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

 You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

Current market conditions may affect the impact of the surrender charges on your contract.

 Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or partially withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn.

The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present account value is known, here we know the future value of the Immediate Installments and we need to calculate the present value.

Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.

First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment.

Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                          ((1 + i) / (1 + j))/n/ - 1

where:

n     = the number of months until the Immediate
        Installment for a particular Flexible Purchase
        Payment will be transferred to the Subaccount
i     = the original interest rate we used for the Immediate
        Installment when you made the Flexible Purchase
        Payment to the Immediate Installment Account
j     = the current interest rate we use for a new Flexible
        Purchase Payment of (m/12) years that we currently
        make available for the Immediate Installment
        Account ((m/12) is rounded up to a whole number of
        years)
m     = the number of months until the last Immediate
        Installment for that Flexible Purchase Payment will
        be transferred to the Subaccount

The total Market Value Adjustment for the contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the contract. Two examples of how the Market Value Adjustment would work follow.

Examples:

Example 1


           Example of Withdrawal from Immediate Installment Account

 Assuming:

  . At issue, you made a Flexible Purchase Payment with transfers of $645 for 264 months;

  . On the first contract anniversary, you made a Flexible Purchase Payment with transfers of $90 for 72 months;

  . Your value (before the application of any Market Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

  . Your Immediate Installment Account Value at the end of the second Contract Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

  .  You have no value in the Guarantee Account;

  . You have not previously withdrawn amounts from the Immediate Installment Account;

  .  You request a partial withdrawal of $2,000 at the end of year 2;

  . At the end of year 2, the access charge for transfers established for the initial Flexible Purchase Payment is 6%;

  . At the end of year 2, the access charge for transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining).

 The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2,000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.

 Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000) so the amount of its transfer subsequent to the withdrawal will be $88.20.

Example 2

 The second example below shows the total impact of the Market Value Adjustments applicable to future Immediate Installments of $1,000 for 120 months under hypothetical future monthly interest rates.

 The example assumes a Flexible Purchase Payment of $90,524 (without the assessment of any premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.

                                  Valuation Day
                       -----------------------------------
                                1 Month  2 Months 3 Months
                       Date of   after    after    after
                       Purchase Purchase Purchase Purchase
----------------------------------------------------------
Beginning of
Month Value
(before Market
Value Adjustment and
transfer)              $90,524  $89,971  $89,416  $88,858
----------------------------------------------------------
Immediate Installment
Transfer Amount        $ 1,000  $ 1,000  $ 1,000  $ 1,000
----------------------------------------------------------
Beginning of
Month Value
(before Market Value
Adjustment
and after transfer)    $89,524  $88,971  $88,416  $87,858
----------------------------------------------------------
Level Monthly Interest
Rate at Purchase           0.5%     0.5%     0.5%     0.5%
----------------------------------------------------------
Current Level Monthly
Interest Rate              0.5%  0.4167%  0.5833%     0.5%
----------------------------------------------------------
Current Market Value
Adjustment Amount      $     0  $ 4,093  $(3,791) $     0
----------------------------------------------------------
Immediate Installment
Account Value          $89,524  $93,064  $84,625  $87,858
----------------------------------------------------------
Access Charge
Percentage                   6%       6%       6%       6%
----------------------------------------------------------
Surrender Value        $84,153  $87,480  $79,547  $82,587
----------------------------------------------------------

Example 3

 The third example shows the actual calculation of the Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value Adjustments for all remaining Immediate Installments. The example assumes a Flexible Purchase Payment of $90,525, Immediate Installments of $1,000 per month for 120 months and a level monthly interest rate of 5%. No premium taxes are assumed. The example shows that the present value of the Immediate Installment Account increases because the current Market Value Adjustment factor is less than the level monthly interest rate when the Flexible Purchase Payment was allocated to the Immediate Installment Account.

                                   Level
              Immediate           Monthly   Present
             Installment  Months  Interest  Value at
               Future     Until   Rate at   Purchase
                Value    Transfer Purchase    Rate
-----------------------------------------------------
              $  1,000     118      0.5%   $   557.92
-----------------------------------------------------
              $  1,000     117      0.5%   $   560.71
-----------------------------------------------------
              $  1,000     116      0.5%   $   563.51
-----------------------------------------------------
                   ...     ...      0.5%          ...
-----------------------------------------------------
                   ...     ...                    ...
-----------------------------------------------------
                           ...                    ...
-----------------------------------------------------
              $  1,000       2      0.5%   $   990.07
-----------------------------------------------------
              $  1,000       1      0.5%   $   995.02
-----------------------------------------------------
              $  1,000       0      0.5%   $ 1,000.00
-----------------------------------------------------
Total Prior
 to Transfer  $119,000                     $89,971.44
-----------------------------------------------------
Total After
 Transfer     $118,000                     $88,971.44
-----------------------------------------------------

             Current   Current
              Level     Market    Current     Present
             Monthly    Value      Market    Value of
             Interest Adjustment   Value     Immediate
               Rate     Factor   Adjustment Installment
-------------------------------------------------------
             0.4167%    .10284   $   56.86  $   614.78
-------------------------------------------------------
             0.4167%    .10192   $   56.64  $   617.34
-------------------------------------------------------
             0.4167%    .10101   $   56.40  $   619.92
-------------------------------------------------------
             0.4167%       ...         ...         ...
-------------------------------------------------------
                           ...         ...         ...
-------------------------------------------------------
                           ...         ...         ...
-------------------------------------------------------
             0.4167%    .00166   $    1.64  $   991.71
-------------------------------------------------------
             0.4167%    .00083   $     .83  $   995.85
-------------------------------------------------------
             0.4167%         0   $       0  $ 1,000.00
-------------------------------------------------------
Total Prior
 to Transfer                     $4,093.06  $94,064.50
-------------------------------------------------------
Total After
 Transfer                        $4,093.06  $93,064.50
-------------------------------------------------------

..The date of valuation and any Market Value Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:

      Number of Years
     Remaining on Each
     Flexible Purchase           Access Charge
  Payment Until the Date      (as a percentage of
Established for Installment  Immediate Installment
     Transfers to End       Account Value withdrawn)
----------------------------------------------------
         6 or more                     6%
     5 but less than 6                 5%
     4 but less than 5                 4%
     3 but less than 4                 3%
     2 but less than 3                 2%
     1 but less than 2                 1%
     0 but less than 1                 1%
----------------------------------------------------

The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

   (1) the amount of the partial withdrawal or surrender minus any access charge; minus

   (2) any applicable premium taxes.

Because we take the partial withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

   (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value)

The amount payable for a partial withdrawal is therefore the amount of the partial withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your contract and apply your Contract Value (plus or minus any applicable Market Value Adjustment) to one of the following Optional Payment Plans:

   (1) Optional Payment Plan 1 (Life Income with Period Certain);

   (2) Optional Payment Plan 2 (Income for a Fixed Period of 10 or more years);
       or

   (3) Optional Payment Plan 5 (Joint Life and Survivor Income).

If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.

You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable Market Value Adjustment and any applicable premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan. See the "Optional Payment Plans" provision in this prospectus.

In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.


Deductions from the Variable Account

We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. This charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

Deductions for Taxes


We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, Income Payments, and Death Benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

Purchase Payments for the Optional Riders

The cost of the optional riders varies based on the Annuitant's age, gender, and the amount and duration of the Scheduled Purchase Payments. Payments for all optional riders are due with each Scheduled Purchase Payment. See the "Fee Tables" for the maximum charge assessed for the optional riders.

Other Charges and Deductions

The Total Return Fund incurs certain fees and expenses. To pay for these charges, the Total Return Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund.

We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. In addition, we also assess interest at an effective annual rate of 6% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

THE DEATH BENEFIT

Death Benefit Upon Death of an Owner Before the Annuity Commencement Date


If any Owner, other than a spousal Joint Owner (or Annuitant if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary.


We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Home Office. Until we receive due proof of death and all required forms, Immediate Installments will continue to be transferred from the Immediate Installment Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment Account, Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account, the Guarantee Account, and the Immediate Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.


Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.


Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

Death Benefit Amount

The Death Benefit equals the greater of:

  . the sum of Purchase Payments received (excluding payments made for any available optional riders) minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and


  . the Contract Value (including any Market Value Adjustment for any amounts withdrawn from the Immediate Installment Account) as of the Valuation Day we receive due proof of death and all required forms at our Home Office.


Required Distributions

In certain circumstances, federal tax law requires that distributions be made under the contract upon the death of:

  .  an Owner or Joint Owner; or

  . the Annuitant or Joint Annuitant, if any Owner is a non-natural person (i.e., an entity, such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

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At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

   (1) Owner or Joint Owner;

   (2) Primary Beneficiary;

   (3) Contingent Beneficiary; or

   (4) Owner's estate.

If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.


We should be notified immediately by telephone or in writing upon the death of an Owner or an Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional Purchase Payments will be accepted (unless the Designated Beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named Designated Beneficiary(ies) and any other information necessary to process applicable proceeds.


Distribution Rules

The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

  . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

      (1) receive the Death Benefit and any interest that has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

      (2) receive the Death Benefit at any time during the five year period following the date of death. See the "Requesting Payments" provision in this prospectus;

      (3) apply the Death Benefit to provide an Income Payment under Optional Payment Plan 1 or Optional Payment Plan 2. The first Income Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Home Office, we will pay the Death Benefit at any time during the five year period following the date of death (number (2) above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the Valuation Day of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above

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to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

Death Benefit After the Annuity Commencement Date

If any Annuitant dies after the Annuity Commencement Date, monthly Income Payments will be made as stated in the section discussing monthly Income Payments. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

BENEFITS AT ANNUITY COMMENCEMENT DATE


You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). If your contract was purchased in conjunction with an Annuity Cross Funding Program, your Annuity Commencement Date for this contract and the Funding Annuity must be same. If you change the Annuity Commencement Date under the Funding Annuity Contract, you will no longer be eligible for Guaranteed Minimum Income Payments.


If the sole or last surviving Annuitant is still living on the Annuity Commencement Date and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

The dollar amount of the first Annual Variable Annuity Benefit is a function of:

  .  the amount of your Contract Value on the Annuity Commencement Date; and

  .  the annuity purchase rates shown in your contract.

The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

   (1) dividing the Contract Value on the Annuity Commencement Date (less any applicable premium tax) by $1,000; and

   (2) multiplying the result by the applicable annuity purchase rate.

This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

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We determine the dollar amount of each subsequent Annual Variable Annuity
Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period, or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.

The Annuity Unit value equals (a) x (b) where:

   (a) equals the Annuity Unit value for the preceding Valuation Period; and

   (b) equals (i) x (ii) where:

      (i) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

     (ii) is an assumed discount rate equal to .99990575 raised to a power equal to the number of days in the Valuation Period.

If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

If the Guaranteed Minimum Income Payment is in Effect

If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest and your Annuity Commencement Date was at least 10 years from the date the contract was issued), your monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.


We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision in this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:


   (a) is zero (0); and

   (b) is 12 times the Guaranteed Minimum Income Payment minus 12 times the initial Calculated Level Monthly Benefit.

Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

   (a) is the subsequent Calculated Level Monthly Income Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

   (b) is the Guaranteed Minimum Income Payment.

For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

   (a) is zero (0); and

   (b) is the value of the Adjustment Account as of the date that we determined the last monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state in which the contract is issued, state premium tax (if any), and whether the contract is qualified or non-qualified.

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Reduced Guaranteed Minimum Income Payments

For contracts issued as Non-Qualified Contracts participating in the Annuity Cross Funding Program, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided the contract is still in effect as of the Default Date (described below) and you have made all Scheduled Installments for a period of at least 60 months. For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date. The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.

The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

  . Miss a Scheduled Installment and do not pay that Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

  . Take any withdrawals from the Subaccount and do not repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

   (a) is the total of Scheduled Installments paid to the Subaccount and not previously withdrawn prior to the Default Date;

   (b) is the total Scheduled Installments that are required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

   (c) is the Guaranteed Minimum Income Payment (as shown on your contract's Data Pages).

Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

  . if partial withdrawals are taken from the Subaccount once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

  . we will not further reduce your Guaranteed Minimum Income Payments as described above;

  . you may not begin Income Payments prior to the Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

If the Guaranteed Minimum Income Payment is not in Effect

If the Guaranteed Minimum Income Payment is not in effect, you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

OPTIONAL PAYMENT PLANS


You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or death proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years), or Optional Payment Plan 5, the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any applicable premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.


During the Annuitant's life, and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home

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Office in a form acceptable to us. We do not allow any changes after Income
Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.

We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.


The Optional Payment Plans listed below are available with fixed or variable payments. You must select one or the other; a combination is not permitted.


Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.


The following Optional Payment Plans are available under the contract:


Optional Payment Plans. The contract provides five Optional Payment Plans; all are available on a fixed basis. Optional Payment Plans 1 and 5 are available on a variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option guarantees periodic payments for a fixed period not longer than 30 years. Payments will be made in accordance with the table in your contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides for periodic payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make periodic payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment to the survivor's estate, unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's

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Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within 7 days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within 7 days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.


FEDERAL INCOME TAX MATTERS


Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.


Tax deferral on earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Variable Account must be "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure on the untaxed income accumulated in the contract and for each subsequent year on that year's income under the contract.


Although we do not control the investments of the Total Return Fund, we expect that the Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

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Age at which Income Payments must begin.  Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and full surrender. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.


It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract, amounts attributable to the Market Value Adjustment feature, or to benefits under the Disability Benefit Rider Option.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.


Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


If Optional Payment Plan 4 is selected, you will be taxed in the same manner as a surrender of the contract. Interest credited under Optional Payment Plan 4, whether or not paid, will be included in the current income of the Owner of the contract. This treatment could also apply to Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.


Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Before the contract's Annuity Commencement Date.


  . The Death Benefit is taxed in the same manner as Income Payments, if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender or a partial withdrawal depending on the manner in which the Death Benefit is paid.


After the contract's Annuity Commencement Date.


  . The Death Benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract" provided the Death Benefit is received in accordance with the existing Optional Payment Plan. All Income


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    Payments in excess of the unrecovered "investment in the contract" are includible in income.


The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.


Penalty taxes payable on partial withdrawals, surrender, or Income
Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:


  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);


  . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


The effects of these rules are not clear. However, these rules could affect:


  . the amount of a surrender, partial withdrawal or Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Tax treatment of benefits provided by rider option. So long as you participate in the Annuity Cross Funding Program, the contract may be issued with certain riders, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in Income Payments that are calculated on the Annuity Commencement Date.


The tax treatment of these benefits is not clear in all instances. For example, while benefits attributable to the Unemployment Benefit Rider Option will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. Benefits from this rider may be treated as taxable at the time Income Payments are received, or they may be treated as taxable upon the Annuity Commencement Date. Any amount treated as taxable upon the Annuity Commencement Date would increase the investment in the contract.


With respect to the Disability Benefit Rider Option and Joint Annuitant Life Benefit Rider Option, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.


We will report to you and to the IRS on Form 1099 that portion of any rider benefits which we believe is subject to tax.

Section 1035 Exchanges.

Under section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

Qualified Retirement
Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn of the availability of Qualified Contracts at any given time.


The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no


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attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.


The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


Types of Qualified Contracts.   The types of Qualified Contracts currently
being offered include:

  . Traditional individual Retirement Accounts (IRAs). IRAs permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employee may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contracts for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1)before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.



  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the Purchase Payment made within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions ( but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a

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qualified plan loan. There are specific code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.


If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to Roth is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordence with applicable tax rules, including limitations for contributions and distributions.


Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature, as well as the optional riders, could increase the amount of the minimum required distribution that must be taken from your contract.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of Purchase Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

  . the Code does not allow a deduction for Purchase Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


Under most qualified retirement plans, the participant must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 701/2 for Traditional IRAs and SEPs and for other Qualified Contracts, and April 1 of the calendar year following the later of the calendar year in which the Owner attains age 701/2 or the calendar year in which the employee (except for a 5 percent owner) retires. Roth IRAs do not require any distributions during the Owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.


When distributions are to be made for married participants under certain Qualified Contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of

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distribution can be altered only with receipt of consent of the spouse and the
Annuitant.


Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:


  .  received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer; or


  . to the extent it does not exceed the amount allowable as a deduction to the Owner; amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.

Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting a direct rollover of your after-tax contributions in certain circumstances. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

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Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your Designated Beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account for the Designated Beneficiary called the "Secure Access Account" in the amount of the Death Benefit.

When establishing the Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our Owners.

We reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the Total Return Fund, request for surrender, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.


SALES OF THE CONTRACT


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
800.289.9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


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Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 12% of Purchase Payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.6% of Purchase Payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms. Some contracts, such as this contract, have rider options that have charges that vary based on certain underwriting criteria. Such factors include, but are not limited to: age, gender, and the coverage requested.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006, 2005 and 2004, $110.5 million, $90.5 million and $83.3 million was paid to Capital Brokerage Corporation for the sale of contracts and new Purchase Payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although the Company and Capital Brokerage Corporation do not anticipate discontinuing offering the contracts, we do reserve the right to discontinue offering the contracts at any time.


LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.



We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return
Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:


                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230


If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the contract plus or minus any applicable Market Value Adjustment, but without reduction for any surrender charge or access charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.


State
Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender or Survival

We may require proof of the age, gender, death or survival of any person or persons before acting on any applicable contract provision.


Records and
Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value, including your value in the Subaccount, the Immediate Installment Account and the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from either the Immediate Installment Account or Guarantee Account to the Subaccount, or take partial withdrawals.


Legal Matters

Certain matters regarding the offering of the securities herein will be passed upon by:

  . Heather Harker, internal counsel for the Company (as to Virginia law and United States federal securities law matters); and

  .  Sidley Austin, LLP counsel for the Company (as to tax law matters).

Opinions may be issued in the future by counsel other than those listed above. The name of such counsel, other than those listed above will be included in a prospectus supplement.



Where You Can Find More Information

This prospectus, which constitutes part of the registration statement, does not contain all the information set forth in the registration statement. Parts of the registration statement are omitted from this prospectus in accordance with the rules and regulations of the SEC. The registration statement, including exhibits, contains additional relevant information about us. We are subject to the informational requirements of the Securities Exchange Act of 1934 (the "Exchange Act") and, in compliance with such laws, we file annual, quarterly, and current reports and other information with the SEC. You can read and copy any reports or other information we file at the SEC public reference room at 100 F Street, N.E., Washington, D.C. 20549. You can also request copies of our documents upon payment of a duplicating fee, by writing the SEC's public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. Our filings are available to the public from commercial document retrieval services and over the internet at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC web site into this prospectus.)

APPENDIX

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.

What is the Annuity Cross Funding Program? This section of the prospectus describes the Annuity Cross Funding Program; a program which allowed the purchase of a flexible purchase payment variable deferred annuity contract issued by the Company and use it to make payments to this annuity contract. We refer to the program as the "Annuity Cross Funding Program" because you take Systematic Withdrawals from the flexible purchase payment variable deferred annuity (referred to as the "Funding Annuity") to make payments to this contract.

Under the contract offered by this prospectus, the maximum amount that can be allocated to the Subaccount is the Scheduled Installment due on each Monthly Due Date. The Annuity Cross Funding Program is designed to provide you with additional variable investment options in which to allocate assets.

How does the Annuity Cross Funding Program work? The Funding Annuity used in the Annuity Cross Funding Program must be issued on the same date this contract is issued. In addition, the Annuity Commencement Date for the Funding Annuity and the Annuity Commencement Date for this contract must be the same date and not later than the date shown on the contract data page when the contract is issued. You may not change the Annuity Commencement Date on this contract once the contract is issued. However, the terms of the Funding Annuity may allow you to change the Annuity Commencement Date, but, if you change the Annuity Commencement Date on the Funding Annuity after the date the contract is issued, you will lose your right to Guaranteed Minimum Income Payments on this contract because the Annuity Commencement Dates are no longer the same.

Currently the Annuity Cross Funding Program permits you to allocate contract value you have in the Funding Annuity to this contract as follows:

  . to the Subaccount in an amount not more than the Scheduled Installment amount; (you may request that monthly Scheduled Installments be made by a series of automatic monthly transfers); or

  . to the Immediate Installment Account in an amount greater than 6 Scheduled Purchase Payments.

You may not allocate Contract Value from the Funding Annuity to the Guarantee Account of this contract without our prior approval. You may not purchase the optional riders under this contract if you elect to participate in the Annuity Cross Funding Program.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from the Funding Annuity cause the Contract Value in the Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under this contract if Scheduled Purchase Payments are not completed under the terms of this annuity contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it.

The actual performance of a Funding Annuity may directly affect the amount of purchase payments that must be allocated to a Funding Annuity in order to make all required Scheduled Installments for this annuity contract. If the Subaccounts of the Funding Annuity in which assets are allocated do not perform as anticipated, it may be necessary to make additional purchase payments to either the Funding Annuity or this annuity so that the right to Guaranteed Minimum Income Payments upon annuitization is not lost.

Funding Annuities are offered by separate prospectuses. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Funding Annuity is not offered by this prospectus. The Funding Annuity is no longer offered and the Annuity Cross Funding Program is not available for Contracts issued on or after August 17, 2004.

Funding Annuities are variable annuity contracts that may involve investment risk. As with other variable annuity contracts, amounts allocated to variable investment options under the Funding Annuity involve investment risk and you may lose some or all of such amounts, including amounts you may intend to transfer from the Funding Annuity to the Subaccount in the future to satisfy Scheduled Installment requirements. Funding Annuities may not offer guaranteed investment options, and the ability to transfer contract value from the Funding Annuity to the Guarantee Account or Immediate Installment Account under this contract may be subject to restrictions and/or limitations.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this contract and the Funding Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for the Funding Annuity once an Annuity Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, you should carefully consider your ability to make additional purchase payments, if necessary, with respect to the Funding Annuity. Changing the Annuity Commencement Date on the Funding Annuity will also cause you to lose your right to Guaranteed Minimum Income Payments under this contract.

Both contracts must have the same Owner, Joint Owner if any, and Annuitant (as well as Joint Annuitant, if any). The Beneficiaries need not be the same. Changing an Owner, Annuitant, or Beneficiary, if permitted by the contract, may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. Funding Annuities may also provide a return privilege. You may choose to return either the Funding Annuity Contract, this contract, or both contracts in accordance with the applicable return privilege.

Returning either this contract or the Funding Annuity Contract in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from this annuity to the Funding Annuity are not permitted. Transfers may be permitted from the Funding Annuity to this contract. Amounts may be transferred from the Funding Annuity to repay amounts withdrawn from the Subaccount under this contract. Amounts transferred from the Funding Annuity to this annuity are not subject to surrender charges under the Funding Annuity, but amounts surrendered or partially withdrawn from the Funding Annuity may be subject to surrender charges. In addition, while surrender charges applicable to a Funding Annuity may decline over a certain period, amounts transferred from the Funding Annuity to this annuity may be subject to surrender charges and/or a Market Value Adjustment (which may be positive or negative) upon a partial withdrawal or surrender from this annuity. The surrender charge applicable to amounts transferred to this annuity may be higher than those applicable to such amounts had they remained invested in the Funding Annuity; Market Value Adjustments applicable to amounts transferred to the Immediate Installment Account may not have been applicable to such amounts had they remained invested in the Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from the Funding Annuity or this annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this contract or the Funding Annuity will be affected by partial withdrawals or surrenders, as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this contract or the Funding Annuity while participating in an Annuity Cross Funding Program.

Death Benefits will be calculated and paid separately in accordance with the provisions of this contract or the Funding Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income Payments will be calculated and paid in accordance with the provisions of this contract and the Funding Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this contract and the Funding Annuity will be aggregated and treated as one contract for purposes of the tax treatment of such Income Payments. You should consult a tax adviser before requesting Income Payments to start under this contract and/or the Funding Annuity and before commuting any such Income Payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this contract or a Funding Annuity in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Funding Annuity in connection with an Annuity Cross Funding Program.

Taxation of cross funded annuity contracts. You may authorize partial withdrawals from a Funding Annuity to be applied to satisfy the Scheduled Installments into this annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this annuity and the Funding Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from the Funding Annuity to this annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single deferred variable annuity contract;

   (3) if amounts are distributed from either this annuity or the Funding Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this contract and the Funding Annuity; and

   (4) distributions from this annuity and the Funding Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date (provided such date is a date at least 10 years from the date the contracts were issued) will be treated as a non-taxable return of the aggregate investment in this annuity and the Funding Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this annuity and the Funding Annuity has been recovered. After that, all distributions from this annuity and the Funding Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of the Funding Annuity is changed so that this annuity and the Funding Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

TABLE OF CONTENTS

Statement of Additional Information


                                                                            Page
The Company................................................................  B-3

The Variable Account.......................................................  B-4

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-5

Calculation of Performance Data............................................  B-5
   The Subaccount Investing in the Total Return Fund.......................  B-5
   Other Performance Data..................................................  B-7

Tax Matters................................................................  B-7
   Taxation of Genworth Life and Annuity Insurance Company.................  B-7
   IRS Required Distributions..............................................  B-8

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-9
   Non-Participating.......................................................  B-9
   Misstatement of Age or Gender...........................................  B-9
   Incontestability........................................................  B-9
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans.............. B-10

Regulation of Genworth Life and Annuity Insurance Company.................. B-10

Experts.................................................................... B-10

Financial Statements....................................................... B-10


                  Genworth Life and Annuity Insurance Company


                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling 800.352.9910.


Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                Form P1161 3/01

                                  Issued by:
                  Genworth Life and Annuity Insurance Company


                 Genworth Life & Annuity VA Separate Account 1


                            6610 West Broad Street
                           Richmond, Virginia 23230

                        Telephone Number: 800.352.9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 16, 2007, for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     800.352.9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.



The date of this Statement of Additional Information is April 16, 2007.

TABLE OF CONTENTS


The Company................................................................ B-3

The Variable Account....................................................... B-3

The Contracts.............................................................. B-3
   Net Investment Factor................................................... B-3

Termination of Participation Agreement..................................... B-4

Calculation of Performance Data............................................ B-4
   The Subaccount Investing in the Total Return Fund....................... B-4
   Other Performance Data.................................................. B-5

Tax Matters................................................................ B-5
   Taxation of Genworth Life and Annuity Insurance Company................. B-5
   IRS Required Distributions.............................................. B-5

General Provisions......................................................... B-5
   Using the Contracts as Collateral....................................... B-5
   The Beneficiary......................................................... B-6
   Non-Participating....................................................... B-6
   Misstatement of Age or Gender........................................... B-6
   Incontestability........................................................ B-6
   Statement of Values..................................................... B-6
   Trust as Owner or Beneficiary........................................... B-6
   Written Notice.......................................................... B-6

Legal Developments Regarding Employment-Related Benefit Plans.............. B-6

Regulation of Genworth Life and Annuity Insurance Company.................. B-6

Experts.................................................................... B-6

Financial Statements....................................................... B-7

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Due to the mergers of FHL and FCL, the Company acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term and universal life, and accident and health insurance, including Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").

We also have Corporate and Other activities, which consist primarily of unallocated net investment gains (losses), corporate income, expenses and income taxes.

We principally offer annuity contracts, GICs, funding agreements, FABNs, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principle offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Variable Account

In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The net investment factor of the Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the assets of the Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against the Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

   (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreement


The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund ("Total Return Fund") sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon one-hundred eighty (180) days' advance written notice to the other, unless a shorter time is agreed upon by the parties.


Calculation of Performance Data

From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.


The Subaccount Investing in the Total Return Fund

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccount for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.


Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.


For periods that began before the contract was available, performance data will be based on the performance of the Total Return Fund adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund, after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account) and $196.80 for all of the available rider options.

Total return does not consider the deduction of any premium taxes.

Total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

Past performance is not a guarantee of future results.

The Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Other non-standardized quotations of the Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Total Return Fund performance with standardized performance quotations.

Tax Matters


Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Federal Income Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

   (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that Owner's death; or

      (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to contracts issued as Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home

Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments. See the "Federal Income Tax Matters" provision of this prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

Non-Participating

The contract is non-participating. No dividends are payable.



Incontestability

We will not contest the contract except as provided in any rider.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after the report date. The statement will show Contract Value, Purchase Payments, and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of Genworth Life and Annuity Insurance Company


Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated "historical" and "as-if-pooled" financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Variable Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the consolidated "as-if-pooled" financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated "as-if-pooled" financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules incorporated by reference herein also give retroactive effect to the Mergers.

The reports of KPMG LLP dated March 12, 2007 with respect to the consolidated "historical" and "as-if-pooled" financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiaries refer to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.



Financial Statements

The Statement of Additional Information contains the consolidated "historical" and "as-if-pooled" financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Variable Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Variable Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Variable Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2006

                                                       Page
                                                       -----
Independent Registered Public Accounting Firm's Report   F-1

Statements of Assets and Liabilities..................   F-3

Statements of Operations..............................  F-32

Statements of Changes in Net Assets...................  F-62

Notes to Financial Statements......................... F-114

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares, AIM V.I. Technology
Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growh V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series --Class B; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP --Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund
II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio --Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, Total Return Fund -- Class 3 shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth
Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index

Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios
II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio --Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio --Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares, SP William Blair International Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust --Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
April 13, 2007

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                                   Capital         Capital        AIM V.I.
                                               AIM V.I. Basic   Appreciation     Development     Core Equity
                               Consolidated    Value Fund --       Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $10,024,173,165    29,813,459      30,237,919        17,499        29,721,116
Dividend receivable..........      13,771,975            --              --            --                --
Receivable from
  affiliate (note 4b)........             871             2              13            --                --
Receivable for units sold....       8,922,632         3,033              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  10,046,868,643    29,816,494      30,237,932        17,499        29,721,116
                              ---------------    ----------      ----------        ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,336,983         3,936           3,904             1             3,855
Payable for units
  withdrawn..................       4,411,677            --          13,686            --            17,525
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       5,748,660         3,936          17,590             1            21,380
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 9,993,445,709    29,812,558      30,220,342        17,498        29,699,736
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      23,465,901            --              --            --                --
   Genworth Life and
     Annuity (note 4d).......      24,208,373            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $10,041,119,983    29,812,558      30,220,342        17,498        29,699,736
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $ 8,944,631,936    25,966,533      26,019,412        14,429        27,417,285
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........     751,575,489     2,251,772       1,153,239           950         1,091,885
                              ===============    ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                                  AIM V.I.         AIM V.I.
                                  AIM V.I.       Government     International      AIM V.I.
                                Global Real      Securities         Growth         Large Cap
                               Estate Fund --      Fund --         Fund --         Growth --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $47,485          15,557         43,397,472        28,615
Dividend receivable..........          --              --                 --            --
Receivable from
  affiliate (note 4b)........          --              --                  2            --
Receivable for units sold....           4              --             39,478             2
                                  -------          ------         ----------        ------
       Total assets..........      47,489          15,557         43,436,952        28,617
                                  -------          ------         ----------        ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6               1              6,151             3
Payable for units
  withdrawn..................          --              --                 --            --
                                  -------          ------         ----------        ------
       Total liabilities.....           6               1              6,151             3
                                  -------          ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $47,483          15,556         43,111,276        28,614
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --              --            319,525            --
   Genworth Life and
     Annuity (note 4d).......          --              --                 --            --
                                  -------          ------         ----------        ------
       Net assets............     $47,483          15,556         43,430,801        28,614
                                  =======          ======         ==========        ======
Investments in
  securities, at cost........     $39,334          15,950         38,005,384        26,651
                                  =======          ======         ==========        ======
Shares outstanding...........       1,662           1,318          1,488,764         2,087
                                  =======          ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                               AIM Variable Insurance Funds        The Alger American
                                        (continued)                       Fund
                              ------------------------------- -----------------------------
                                                                                 Alger
                                                                  Alger         American
                                 AIM V.I.        AIM V.I.        American        Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --      Portfolio --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....     $10,508          8,745        85,877,575     73,682,056
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                10             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      10,508          8,746        85,877,585     73,682,056
                                  -------          -----        ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1              1            10,334          8,954
Payable for units
  withdrawn..................          --             --             6,010         42,173
                                  -------          -----        ----------     ----------
       Total liabilities.....           1              1            16,344         51,127
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $10,507          8,745        85,640,409     73,589,299
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --           220,832         41,630
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $10,507          8,745        85,861,241     73,630,929
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,920          8,031        85,024,923     55,298,813
                                  =======          =====        ==========     ==========
Shares outstanding...........         750            412         2,083,396      2,592,613
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $4,146,558        183,560,153       98,847,736        32,231,606         7,656,447
Dividend receivable..........            --                 --               --                --                --
Receivable from
  affiliate (note 4b)........            --                 --               --                --                --
Receivable for units sold....           596                 --          119,561                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Total assets..........     4,147,154        183,560,153       98,967,297        32,231,606         7,656,447
                                 ----------        -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           526             23,655           14,081             4,205               985
Payable for units
  withdrawn..................            --            113,042               --            15,082             1,847
                                 ----------        -----------       ----------        ----------         ---------
       Total liabilities.....           526            136,697           14,081            19,287             2,832
                                 ----------        -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $4,146,628        183,420,049       98,207,658        32,212,319         7,653,615
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              3,407          745,558                --                --
   Genworth Life and
     Annuity (note 4d).......            --                 --               --                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Net assets............    $4,146,628        183,423,456       98,953,216        32,212,319         7,653,615
                                 ==========        ===========       ==========        ==========         =========
Investments in
  securities, at cost........    $3,617,542        147,880,650       86,124,662        28,419,896         6,778,704
                                 ==========        ===========       ==========        ==========         =========
Shares outstanding...........       244,779          6,816,196        3,995,462         1,222,283           573,087
                                 ==========        ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                 VP                                       VP
                              Income &      VP          VP      VP    Inflation
                               Growth  International Ultra(R)  Value  Protection
                              Fund --     Fund --    Fund --  Fund --  Fund --
                              Class I     Class I    Class I  Class I  Class II
                              -------- ------------- -------- ------- ----------
Assets
Investments at fair
  market value (note 2b):.... $135,516   1,498,896    60,405  298,986 3,841,873
Dividend receivable..........       --          --        --       --        --
Receivable from
  affiliate (note 4b)........       --          --        --       --        --
Receivable for units sold....       13      57,239         5    8,881    35,744
                              --------   ---------    ------  ------- ---------
       Total assets..........  135,529   1,556,135    60,410  307,867 3,877,617
                              --------   ---------    ------  ------- ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       20         231        10       44       558
Payable for units
  withdrawn..................       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Total liabilities.....       20         231        10       44       558
                              --------   ---------    ------  ------- ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $135,509   1,497,736    60,400  298,874 3,850,212
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --      58,168        --    8,949    26,847
   Genworth Life and
     Annuity (note 4d).......       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Net assets............ $135,509   1,555,904    60,400  307,823 3,877,059
                              ========   =========    ======  ======= =========
Investments in
  securities, at cost........ $123,870   1,377,073    59,411  283,927 3,881,153
                              ========   =========    ======  ======= =========
Shares outstanding...........   15,703     148,112     6,016   34,209   381,138
                              ========   =========    ======  ======= =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....   $11,737,773       55,567,755       2,910,350        2,431,325
Dividend receivable..........     1,426,475        4,040,701           1,542        4,768,891
Receivable from
  affiliate (note 4b)........             2               --               1               --
Receivable for units sold....            --          602,877             283              846
                                -----------       ----------       ---------        ---------
       Total assets..........    13,164,250       60,211,333       2,912,176        7,201,062
                                -----------       ----------       ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1,813           10,265             373              980
Payable for units
  withdrawn..................           997               --              --               --
                                -----------       ----------       ---------        ---------
       Total liabilities.....         2,810           10,265             373              980
                                -----------       ----------       ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $13,161,440       57,986,880       2,911,803        7,200,082
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --        2,214,188              --               --
   Genworth Life and
     Annuity (note 4d).......            --               --              --               --
                                -----------       ----------       ---------        ---------
       Net assets............   $13,161,440       60,201,068       2,911,803        7,200,082
                                ===========       ==========       =========        =========
Investments in
  securities, at cost........   $11,843,381       56,566,629       2,688,104        7,735,339
                                ===========       ==========       =========        =========
Shares outstanding...........       740,087        4,113,083         247,900        1,203,626
                                ===========       ==========       =========        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $57,279,480   101,212,588      157,141     521,038    5,391,247
Dividend receivable..........          --            --           --       2,128           --
Receivable from
  affiliate (note 4b)........          --             8           --          --           --
Receivable for units sold....      14,574            --           13          56           --
                              -----------   -----------      -------     -------    ---------
       Total assets..........  57,294,054   101,212,596      157,154     523,222    5,391,247
                              -----------   -----------      -------     -------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       7,540        13,884           21          84          683
Payable for units
  withdrawn..................          --        12,879           --          --       18,716
                              -----------   -----------      -------     -------    ---------
       Total liabilities.....       7,540        26,763           21          84       19,399
                              -----------   -----------      -------     -------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $57,286,514   100,809,625      157,133     523,138    5,371,848
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       376,208           --          --           --
   Genworth Life and
     Annuity (note 4d).......          --            --           --          --           --
                              -----------   -----------      -------     -------    ---------
       Net assets............ $57,286,514   101,185,833      157,133     523,138    5,371,848
                              ===========   ===========      =======     =======    =========
Investments in
  securities, at cost........ $50,143,812    83,339,684      153,221     521,038    5,420,571
                              ===========   ===========      =======     =======    =========
Shares outstanding...........   3,017,886     4,611,052        9,036     521,038      189,499
                              ===========   ===========      =======     =======    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                             VT
                                DWS Dreman     DWS Dreman        DWS            VT        Worldwide   Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health         Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets
Investments at fair
  market value (note 2b):....    $127,787        71,850         10,165      46,565,120    11,571,604     723,463
Dividend receivable..........       4,985            --             --         265,955            --          --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2          --
Receivable for units sold....          13             5             --              --           742          62
                                 --------        ------         ------      ----------    ----------     -------
       Total assets..........     132,785        71,855         10,165      46,831,075    11,572,348     723,525
                                 --------        ------         ------      ----------    ----------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          19             9              2          22,604         1,471          93
Payable for units
  withdrawn..................          --            --             --          64,188            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Total liabilities.....          19             9              2          86,792         1,471          93
                                 --------        ------         ------      ----------    ----------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $132,766        71,846         10,163      46,744,283    11,568,884     723,432
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --              --         1,993          --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Net assets............    $132,766        71,846         10,163      46,744,283    11,570,877     723,432
                                 ========        ======         ======      ==========    ==========     =======
Investments in
  securities, at cost........    $122,488        65,455          9,778      46,760,154    10,627,093     658,140
                                 ========        ======         ======      ==========    ==========     =======
Shares outstanding...........       8,508         3,140          1,099       4,637,960       961,896      41,059
                                 ========        ======         ======      ==========    ==========     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):.... $45,517,129 18,816,352 43,375,205  41,886,423  49,994,466
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           9         14         --          14          --
Receivable for units sold....          --         --    141,046       1,501          --
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  45,517,138 18,816,366 43,516,251  41,887,938  49,994,466
                              ----------- ---------- ----------  ----------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,448      2,236      5,242       5,419       6,364
Payable for units
  withdrawn..................     117,286     62,126         --          --     135,336
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....     122,734     64,362      5,242       5,419     141,700
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $45,394,404 18,747,910 43,443,139  41,882,519  49,852,766
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      4,094     67,870          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $45,394,404 18,752,004 43,511,009  41,882,519  49,852,766
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $39,759,712 18,633,671 42,231,426  40,634,755  40,507,431
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   2,112,164  1,933,849  5,525,504   5,363,178   3,059,637
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              ------------------------------------------------------------------
                               VIP Asset    VIP Asset                     VIP           VIP
                              Manager/SM/  Manager/SM/  VIP Balanced Contrafund(R) Contrafund(R)
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Initial      Service      Service       Initial       Service
                                 Class       Class 2      Class 2        Class        Class 2
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $125,362,739  26,493,683   18,658,021   366,169,248   222,683,756
Dividend receivable..........           --          --           --            --            --
Receivable from
  affiliate (note 4b)........           10          --           --            --            --
Receivable for units sold....           --       4,645        4,998            --            --
                              ------------  ----------   ----------   -----------   -----------
       Total assets..........  125,362,749  26,498,328   18,663,019   366,169,248   222,683,756
                              ------------  ----------   ----------   -----------   -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       12,877       4,142        3,258        43,843        28,911
Payable for units
  withdrawn..................       76,122          --           --       404,961        74,592
                              ------------  ----------   ----------   -----------   -----------
       Total liabilities.....       88,999       4,142        3,258       448,804       103,503
                              ------------  ----------   ----------   -----------   -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $125,146,509  26,494,186   18,500,329   365,642,344   222,349,338
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      127,241          --      159,432        78,100       230,915
   Genworth Life and
     Annuity (note 4d).......           --          --           --            --            --
                              ------------  ----------   ----------   -----------   -----------
       Net assets............ $125,273,750  26,494,186   18,659,761   365,720,444   222,580,253
                              ============  ==========   ==========   ===========   ===========
Investments in
  securities, at cost........ $118,798,344  24,913,344   17,768,596   293,634,144   197,212,072
                              ============  ==========   ==========   ===========   ===========
Shares outstanding...........    7,979,805   1,712,585    1,206,858    11,635,502     7,157,948
                              ============  ==========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
                                ----------     -----------    -----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          646          41,328         21,861         8,528          4,258
Payable for units
  withdrawn..................        8,632         175,859          9,305        77,049         34,151
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....        9,278         217,187         31,166        85,577         38,409
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $4,965,847     354,231,522    167,917,219    70,317,271     33,024,861
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         145,380             --         5,251             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,965,847     354,376,902    167,917,219    70,322,522     33,024,861
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,559,218     309,891,564    149,375,126    59,909,521     26,785,749
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      524,802      13,534,126      6,492,013     4,367,748      2,084,695
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap
                              Portfolio --  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $20,754,548   155,416,835    49,735,434       46,007       248,875,632
Dividend receivable..........           --            --            --           --                --
Receivable from
  affiliate (note 4b)........           --            --            28           --                 2
Receivable for units sold....           --            --            --            2                --
                               -----------   -----------    ----------       ------       -----------
       Total assets..........   20,754,548   155,416,835    49,735,462       46,009       248,875,634
                               -----------   -----------    ----------       ------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,504        17,829         6,489            3            31,662
Payable for units
  withdrawn..................      112,337       157,010        60,435           --            57,907
                               -----------   -----------    ----------       ------       -----------
       Total liabilities.....      114,841       174,839        66,924            3            89,569
                               -----------   -----------    ----------       ------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $20,639,707   155,211,371    49,668,538       46,006       248,780,533
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        30,625            --           --             5,532
   Genworth Life and
     Annuity (note 4d).......           --            --            --           --                --
                               -----------   -----------    ----------       ------       -----------
       Net assets............  $20,639,707   155,241,996    49,668,538       46,006       248,786,065
                               ===========   ===========    ==========       ======       ===========
Investments in
  securities, at cost........  $18,978,085   150,074,992    42,872,451       32,265       206,553,081
                               ===========   ===========    ==========       ======       ===========
Shares outstanding...........    1,142,872     4,332,780     1,404,162        1,323         7,266,442
                               ===========   ===========    ==========       ======       ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Fidelity(R) Variable           Franklin Templeton
                                 Insurance Products Fund         Variable Insurance
                                       (continued)                 Products Trust
                              ----------------------------- -----------------------------
                                                                              Franklin
                                                               Franklin      Large Cap
                                               VIP Value        Income         Growth
                              VIP Overseas    Strategies      Securities     Securities
                              Portfolio --   Portfolio --      Fund --        Fund --
                              Initial Class Service Class 2 Class 2 Shares Class 2 Shares
                              ------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $89,413,507     4,229,466     406,682,785     1,099,278
Dividend receivable..........           --            --              --            --
Receivable from
  affiliate (note 4b)........           36            --              10            --
Receivable for units sold....           --        32,716       1,949,207        39,935
                               -----------     ---------     -----------     ---------
       Total assets..........   89,413,543     4,262,182     408,632,002     1,139,213
                               -----------     ---------     -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       10,197           551          66,927           170
Payable for units
  withdrawn..................       65,184            --              --            --
                               -----------     ---------     -----------     ---------
       Total liabilities.....       75,381           551          66,927           170
                               -----------     ---------     -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $89,338,162     4,261,631     403,944,470     1,098,773
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --            --       4,620,605        40,270
   Genworth Life and
     Annuity (note 4d).......           --            --              --            --
                               -----------     ---------     -----------     ---------
       Net assets............  $89,338,162     4,261,631     408,565,075     1,139,043
                               ===========     =========     ===========     =========
Investments in
  securities, at cost........  $60,993,592     3,970,680     380,965,960     1,046,885
                               ===========     =========     ===========     =========
Shares outstanding...........    3,730,226       313,759      23,426,428        66,744
                               ===========     =========     ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $27,850,615     20,921,195     1,823,833       185,244       8,155,506      7,965,551
Dividend receivable..........           --             --            --            --              --             --
Receivable from
  affiliate (note 4b)........            2             --            --            --              --             --
Receivable for units sold....      148,447             --        61,837            15              --         55,435
                               -----------     ----------     ---------       -------       ---------      ---------
       Total assets..........   27,999,064     20,921,195     1,885,670       185,259       8,155,506      8,020,986
                               -----------     ----------     ---------       -------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3,930          2,574           276            23             924          1,013
Payable for units
  withdrawn..................           --          8,823            --            --           1,845             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Total liabilities.....        3,930         11,397           276            23           2,769          1,013
                               -----------     ----------     ---------       -------       ---------      ---------
Net assets attributable
  to:
Variable deferred
  annuity contract
  owners in the
  accumulation period........  $27,764,219     20,909,798     1,822,751       185,236       8,152,737      8,019,973
Variable deferred
  annuity contract
  owners in the
  annuitization period.......      230,915             --        62,643            --              --             --
Genworth Life and
  Annuity (note 4d)..........           --             --            --            --              --             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Net assets............  $27,995,134     20,909,798     1,885,394       185,236       8,152,737      8,019,973
                               ===========     ==========     =========       =======       =========      =========
Investments in
  securities, at cost........  $26,270,715     17,441,755     1,704,636       173,630       7,581,859      7,485,217
                               ===========     ==========     =========       =======       =========      =========
Shares outstanding...........    1,360,558      1,101,695        97,427         8,517         518,468        500,035
                               ===========     ==========     =========       =======       =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          GE Investments Funds, Inc.
                              --------------------------------------------------
                                           International   Mid-Cap      Money
                              Income Fund   Equity Fund  Equity Fund Market Fund
                              ------------ ------------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $115,669,738  64,910,898   184,341,858 249,327,656
Dividend receivable..........           --          --            --   1,034,463
Receivable from
  affiliate (note 4b)........           75          --            --          48
Receivable for units sold....           --          --            --     641,884
                              ------------  ----------   ----------- -----------
       Total assets..........  115,669,813  64,910,898   184,341,858 251,004,051
                              ------------  ----------   ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,260       4,894        23,199      31,767
Payable for units
  withdrawn..................      135,287      10,645       108,219          --
                              ------------  ----------   ----------- -----------
       Total liabilities.....      150,547      15,539       131,418      31,767
                              ------------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $114,986,724  40,686,986   184,177,776 250,834,919
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      532,542          --        32,664     137,365
   Genworth Life and
     Annuity (note 4d).......           --  24,208,373            --          --
                              ------------  ----------   ----------- -----------
       Net assets............ $115,519,266  64,895,359   184,210,440 250,972,284
                              ============  ==========   =========== ===========
Investments in
  securities, at cost........ $122,382,018  54,686,560   175,118,125 249,327,657
                              ============  ==========   =========== ===========
Shares outstanding...........    9,802,520   4,610,149    10,134,242 249,327,656
                              ============  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------
                                Premier                                       Total Return
                                Growth    Real Estate S&P 500(R)   Small-Cap    Fund --
                                Equity    Securities    Index       Equity      Class 1
                                 Fund        Fund        Fund        Fund        Shares
                              ----------- ----------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2b):.... $92,261,587 165,935,309 428,965,613 117,143,380 1,342,374,765
Dividend receivable..........          --          --          --          --            --
Receivable from
  affiliate (note 4b)........          --          20         115           4            --
Receivable for units sold....          --          --          --          --       395,015
                              ----------- ----------- ----------- ----------- -------------
       Total assets..........  92,261,587 165,935,329 428,965,728 117,143,384 1,342,769,780
                              ----------- ----------- ----------- ----------- -------------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....      11,655      20,197      52,896      15,013       193,330
Payable for units
  withdrawn..................      61,237      70,746      80,209      12,620            --
                              ----------- ----------- ----------- ----------- -------------
       Total liabilities.....      72,892      90,943     133,105      27,633       193,330
                              ----------- ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $91,958,776 165,844,386 428,808,245 117,115,751 1,342,570,954
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     229,919          --      24,378          --         5,496
   Genworth Life and
     Annuity (note 4d).......          --          --          --          --            --
                              ----------- ----------- ----------- ----------- -------------
       Net assets............ $92,188,695 165,844,386 428,832,623 117,115,751 1,342,576,450
                              =========== =========== =========== =========== =============
Investments in
  securities, at cost........ $77,097,196 154,700,958 351,646,951 111,563,658 1,224,152,989
                              =========== =========== =========== =========== =============
Shares outstanding...........   1,122,814   7,721,513  16,460,691   8,140,610    75,883,254
                              =========== =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3     U.S. Equity    Equity      Income      Value
                                 Shares        Fund         Fund        Fund       Fund
                              ------------  -----------  ----------  ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $362,312,384  92,406,075   36,354,381  41,497,117 190,498,085
Dividend receivable..........           --          --           --          --          --
Receivable from
  affiliate (note 4b)........           --          25            1          --          --
Receivable for units sold....    3,663,339          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Total assets..........  365,975,723  92,406,100   36,354,382  41,497,117 190,498,085
                              ------------  ----------   ----------  ---------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       62,671      11,751        4,687       5,097      23,309
Payable for units
  withdrawn..................           --      45,394       50,926      14,942      26,481
                              ------------  ----------   ----------  ---------- -----------
       Total liabilities.....       62,671      57,145       55,613      20,039      49,790
                              ------------  ----------   ----------  ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $358,411,773  92,207,105   36,298,769  41,477,078 190,448,295
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    7,501,279     141,850           --          --          --
   Genworth Life and
     Annuity (note 4d).......           --          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Net assets............ $365,913,052  92,348,955   36,298,769  41,477,078 190,448,295
                              ============  ==========   ==========  ========== ===========
Investments in
  securities, at cost........ $353,042,993  76,679,573   30,885,726  35,355,265 172,974,098
                              ============  ==========   ==========  ========== ===========
Shares outstanding...........   20,481,198   2,368,172    3,397,606   2,983,258  11,839,533
                              ============  ==========   ==========  ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2b):.... $325,339     121,094     203,706   34,310     15,364
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --           1           1       --         --
Receivable for units sold....       28          12          18        3          1
                              --------     -------     -------   ------     ------
       Total assets..........  325,367     121,107     203,725   34,313     15,365
                              --------     -------     -------   ------     ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       42          19          29        4          2
Payable for units
  withdrawn..................       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....       42          19          29        4          2
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $325,325     121,088     203,696   34,309     15,363
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $325,325     121,088     203,696   34,309     15,363
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $323,914     103,704     189,762   33,561     14,817
                              ========     =======     =======   ======     ======
Shares outstanding...........   27,455       8,215       6,455    1,925        979
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $239,298,091  146,334,690     13,427      33,292,989    107,025,897
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           22           --         --               5             --
Receivable for units sold....           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  239,298,113  146,334,690     13,427      33,292,994    107,025,897
                              ------------  -----------     ------      ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       28,498       20,097          1           3,971         13,088
Payable for units
  withdrawn..................      189,417       64,442         --          11,636        187,014
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      217,915       84,539          1          15,607        200,102
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $239,071,745  146,142,113     13,426      33,277,387    106,560,815
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        8,453      108,038         --              --        264,980
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Net assets............ $239,080,198  146,250,151     13,426      33,277,387    106,825,795
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $203,060,999  124,860,685     10,886      35,766,140     87,890,294
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    8,580,068    5,075,778        574       2,962,010      3,548,604
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $36,786,599   12,891,731   11,204,318   169,260,477   32,142,351
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          17           --           10            20           12
Receivable for units sold....      71,976           --           --         7,606          194
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  36,858,592   12,891,731   11,204,328   169,268,103   32,142,557
                              -----------   ----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,149        1,605        1,381        20,233        4,092
Payable for units
  withdrawn..................          --          759       14,424            --           --
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....       5,149        2,364       15,805        20,233        4,092
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $36,587,172   12,889,367   11,181,807   169,146,499   32,138,465
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     266,271           --        6,716       101,371           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $36,853,443   12,889,367   11,188,523   169,247,870   32,138,465
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $29,854,359   11,477,743    9,967,547   105,698,585   14,766,101
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,229,910    1,371,461    2,623,962     3,305,223      635,099
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):.... $134,516,134   13,377,557   106,878,590   13,881,499   164,716,109   17,576,443
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            55           --            --           --
Receivable for units sold....           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  134,516,134   13,377,557   106,878,645   13,881,499   164,716,109   17,576,443
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,902        1,739        12,757        1,804        19,262        2,268
Payable for units
  withdrawn..................       66,003       11,725        84,950        2,106       215,538       63,610
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....       81,905       13,464        97,707        3,910       234,800       65,878
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $134,376,138   13,364,093   106,429,840   13,877,589   164,311,270   17,510,565
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       58,091           --       351,098           --       170,039           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $134,434,229   13,364,093   106,780,938   13,877,589   164,481,309   17,510,565
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $125,962,143   11,640,326    96,541,053   10,346,022   155,651,579   14,435,841
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    5,818,172      585,707     3,241,692      431,236     5,072,871      545,683
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Mid Cap     Growth
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $1,514,550     4,390       4,308      13,329     1,436,349     9,657       4,256
Dividend receivable..........         --        --          --          --            --        --          --
Receivable from
  affiliate (note 4b)........         --        --          --          --             1        --          --
Receivable for units sold....     66,627        --          --           1        66,657        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total assets..........  1,581,177     4,390       4,308      13,330     1,503,007     9,657       4,256
                              ----------     -----       -----      ------     ---------     -----       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        237         1           1           2           228         2           1
Payable for units
  withdrawn..................         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total liabilities.....        237         1           1           2           228         2           1
                              ----------     -----       -----      ------     ---------     -----       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $1,513,823     4,389       4,307      13,328     1,435,662     9,655       4,255
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     67,117        --          --          --        67,117        --          --
   Genworth Life and
     Annuity (note 4d).......         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Net assets............ $1,580,940     4,389       4,307      13,328     1,502,779     9,655       4,255
                              ==========     =====       =====      ======     =========     =====       =====
Investments in
  securities, at cost........ $1,498,047     3,971       3,945      13,097     1,421,734     9,333       3,961
                              ==========     =====       =====      ======     =========     =====       =====
Shares outstanding...........    134,150       249         203       1,072       128,245       511         290
                              ==========     =====       =====      ======     =========     =====       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.            Portfolios II
                              -------------------------------------------------------------------- -------------
                                                          Legg Mason                                Legg Mason
                               Legg Mason   Legg Mason     Partners     Legg Mason    Legg Mason     Partners
                                Partners     Partners      Variable      Partners      Partners      Variable
                                Variable     Variable      Strategic     Variable      Variable     Aggressive
                                All Cap      Investors       Bond      Total Return  Total Return     Growth
                              Portfolio -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  --
                                Class II      Class I       Class I       Class I      Class II      Class II
                              ------------ ------------- ------------- ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $18,794,302   39,291,306    34,942,168    13,041,458    10,918,218    11,457,233
Dividend receivable..........          --           --            --            --            --            --
Receivable from
  affiliate (note 4b)........           4            1            --            --            --             3
Receivable for units sold....      27,130           --            --           997         1,472            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total assets..........  18,821,436   39,291,307    34,942,168    13,042,455    10,919,690    11,457,236
                              -----------   ----------    ----------    ----------    ----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,507        4,761         4,262         1,626         1,853         1,550
Payable for units
  withdrawn..................          --       33,511        13,699            --            --           649
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total liabilities.....       2,507       38,272        17,961         1,626         1,853         2,199
                              -----------   ----------    ----------    ----------    ----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $18,818,929   39,195,421    34,924,207    13,040,829    10,839,457    11,455,037
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       57,614            --            --        78,380            --
   Genworth Life and
     Annuity (note 4d).......          --           --            --            --            --            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Net assets............ $18,818,929   39,253,035    34,924,207    13,040,829    10,917,837    11,455,037
                              ===========   ==========    ==========    ==========    ==========    ==========
Investments in
  securities, at cost........ $16,298,903   30,707,136    36,831,511    11,426,973    10,547,458     9,897,046
                              ===========   ==========    ==========    ==========    ==========    ==========
Shares outstanding...........     961,345    2,374,097     3,412,321     1,062,008       877,670       448,249
                              ===========   ==========    ==========    ==========    ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series  --     Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets
Investments at fair
  market value (note 2b):....   $25,137,743       21,693,168     37,408,302       47,588       54,868,861     58,879,124
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               20              1           --                4             --
Receivable for units sold....            --               --             --            4            9,328         12,364
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    25,137,743       21,693,188     37,408,303       47,592       54,878,193     58,891,488
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,245            2,787          4,800            6            8,904          7,558
Payable for units
  withdrawn..................        18,811           87,426         61,219           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....        22,056           90,213         66,019            6            8,904          7,558
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $25,110,256       21,602,975     37,338,861       47,586       54,583,786     58,883,930
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,431               --          3,423           --          285,503             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $25,115,687       21,602,975     37,342,284       47,586       54,869,289     58,883,930
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $21,371,325       16,463,344     30,305,123       46,449       51,778,302     41,785,686
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,410,138        1,005,710      2,181,242        4,515        2,532,019      2,029,615
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Old Mutual Insurance Series Fund           Oppenheimer Variable Account Funds
                              ------------------------------------------------ ---------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets
Investments at fair
  market value (note 2b):.... $7,242,286 10,222,045 62,401,106    43,428,296   113,657,051    15,757,275   58,005,439
Dividend receivable..........         --         --         --            --            --            --           --
Receivable from
  affiliate (note 4b)........          3          4          5            --            42            --           --
Receivable for units sold....         --         --         --        60,278            --       129,171           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total assets..........  7,242,289 10,222,049 62,401,111    43,488,574   113,657,093    15,886,446   58,005,439
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        835      1,169      7,236         6,811        13,328         2,032        6,901
Payable for units
  withdrawn..................     27,205     48,900      4,449            --        39,265            --       18,499
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total liabilities.....     28,040     50,069     11,685         6,811        52,593         2,032       25,400
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $7,145,238 10,171,980 62,389,426    43,272,988   113,447,871    15,862,042   57,980,039
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     69,011         --         --       208,775       156,629        22,372           --
   Genworth Life and
     Annuity (note 4d).......         --         --         --            --            --            --           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Net assets............ $7,214,249 10,171,980 62,389,426    43,481,763   113,604,500    15,884,414   57,980,039
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Investments in
  securities, at cost........ $6,145,861  9,025,312 55,487,062    40,767,881    96,349,358    13,920,339   57,741,596
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Shares outstanding...........    578,920    521,001  3,527,479     2,471,730     2,743,351       383,482    5,197,620
                              ========== ========== ==========    ==========   ===========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....  $128,880,565  58,698,075    81,340,930     41,822,964   75,326,299    6,058,178
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            18          12             1             --            7            1
Receivable for units sold....        26,849          --       158,866         54,605           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   128,907,432  58,698,087    81,499,797     41,877,569   75,326,306    6,058,179
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        16,468       6,771        11,266          5,493        8,552          772
Payable for units
  withdrawn..................            --      80,116            --             --       38,524        5,901
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        16,468      86,887        11,266          5,493       47,076        6,673
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $128,887,549  58,605,799    80,968,973     41,872,076   75,232,157    6,051,506
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         3,415       5,401       519,558             --       47,073           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $128,890,964  58,611,200    81,488,531     41,872,076   75,279,230    6,051,506
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 98,616,240  58,214,788    66,583,088     36,328,949   67,966,141    5,250,659
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,531,942   6,865,272     3,309,232      2,203,528    1,481,343      120,705
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $6,945,386    9,695,406     104,984,563     62,873,814      20,711,062    320,748,270
Dividend receivable..........          --       27,982         615,027        224,285          91,966      1,267,575
Receivable from
  affiliate (note 4b)........          --            1              --             12               6            126
Receivable for units sold....       1,881           --          53,723             --           5,558             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total assets..........   6,947,267    9,723,389     105,653,313     63,098,111      20,808,592    322,015,971
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         914        1,248          14,048          8,533           3,300         43,262
Payable for units
  withdrawn..................          --        5,413              --        146,548              --        244,341
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total liabilities.....         914        6,661          14,048        155,081           3,300        287,603
                               ----------    ---------     -----------     ----------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,946,353    9,716,728     105,406,282     62,730,013      20,805,292    320,661,224
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --         232,983        213,017              --      1,067,144
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Net assets............  $6,946,353    9,716,728     105,639,265     62,943,030      20,805,292    321,728,368
                               ==========    =========     ===========     ==========      ==========    ===========
Investments in
  securities, at cost........  $7,051,464    9,740,058     101,805,683     65,840,478      20,728,482    326,104,463
                               ==========    =========     ===========     ==========      ==========    ===========
Shares outstanding...........     594,639      959,941      12,588,077      6,028,170       2,058,754     31,694,493
                               ==========    =========     ===========     ==========      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        The Prudential Series Fund
                              -------------------------------------------------------------------------------
                                                                                                SP William
                                                                               SP Prudential       Blair
                                 Jennison                         Natural      U.S. Emerging   International
                                20/20 Focus      Jennison        Resources        Growth          Growth
                               Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                              --------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $36,208,512      3,327,442      15,146,841        20,016          172,863
Dividend receivable..........            --             --              --            --               --
Receivable from
  affiliate (note 4b)........             2             --              --            --               --
Receivable for units sold....       106,139            648          15,336             2               15
                                -----------      ---------      ----------        ------          -------
       Total assets..........    36,314,653      3,328,090      15,162,177        20,018          172,878
                                -----------      ---------      ----------        ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,431            464           1,946             3               22
Payable for units
  withdrawn..................            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Total liabilities.....         5,431            464           1,946             3               22
                                -----------      ---------      ----------        ------          -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $35,829,935      3,327,626      15,160,231        20,015          172,856
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       479,287             --              --            --               --
   Genworth Life and
     Annuity (note 4d).......            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Net assets............   $36,309,222      3,327,626      15,160,231        20,015          172,856
                                ===========      =========      ==========        ======          =======
Investments in
  securities, at cost........   $33,665,677      3,082,626      14,684,621        17,528          145,676
                                ===========      =========      ==========        ======          =======
Shares outstanding...........     2,290,228        160,204         332,532         2,569           21,158
                                ===========      =========      ==========        ======          =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Rydex                Van Kampen
                              Variable Trust      Life Investment Trust
                              -------------- -------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                                 OTC Fund    Class II Shares Class II Shares
                              -------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $10,105,214     111,409,873     11,105,229
Dividend receivable..........           --              --             --
Receivable from
  affiliate (note 4b)........           --              --             --
Receivable for units sold....       13,975              --          7,119
                               -----------     -----------     ----------
       Total assets..........   10,119,189     111,409,873     11,112,348
                               -----------     -----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,295          14,731          1,416
Payable for units
  withdrawn..................           --          63,766             --
                               -----------     -----------     ----------
       Total liabilities.....        1,295          78,497          1,416
                               -----------     -----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $10,117,894     111,221,453     11,110,932
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         109,923             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --
                               -----------     -----------     ----------
       Net assets............  $10,117,894     111,331,376     11,110,932
                               ===========     ===========     ==========
Investments in
  securities, at cost........  $ 8,952,994      98,455,799      9,528,025
                               ===========     ===========     ==========
Shares outstanding...........      656,609       7,578,903        389,111
                               ===========     ===========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                               AIM Variable Insurance Funds
                                             ----------------------------------------------------------------
                                                                 AIM V.I.        AIM V.I.
                                                                  Capital         Capital        AIM V.I.
                                              AIM V.I. Basic   Appreciation     Development     Core Equity
                             Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                 Total       Series II shares Series I shares Series I shares Series I shares
                           ----------------- ---------------- --------------- --------------- ---------------
                              Year ended
                           December 31, 2006                   Year ended December 31, 2006
                           ----------------- ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  207,561,730        116,329           17,400            19           464,707
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     142,517,223        459,072          500,012           111           456,733
                            --------------      ---------        ---------         -----         ---------
Net investment income
  (expense)...............      65,044,507       (342,743)        (482,612)          (92)            7,974
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     344,423,581      1,137,259        2,828,812           454         2,814,480
   Change in unrealized
     appreciation
     (depreciation).......     323,980,248      1,026,673         (906,549)        1,322           844,780
   Capital gain
     distributions........     280,757,602      1,187,165               --           283                --
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments..........     949,161,431      3,351,097        1,922,263         2,059         3,659,260
                            --------------      ---------        ---------         -----         ---------
Increase (decrease) in
  net assets from
  operations..............  $1,014,205,938      3,008,354        1,439,651         1,967         3,667,234
                            ==============      =========        =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         AIM Variable Insurance Funds (continued)
                           -------------------------------------------------------------------
                               AIM V.I.          AIM V.I.          AIM V.I.        AIM V.I.
                             Global Real        Government      International      Large Cap
                            Estate Fund --  Securities Fund --  Growth Fund --     Growth --
                           Series II shares  Series I shares   Series II shares Series I shares
                           ---------------- ------------------ ---------------- ---------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $   649              622             357,436             70
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).         410               60             430,835            209
                               -------             ----           ---------          -----
Net investment income
  (expense)...............         239              562             (73,399)          (139)
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         656             (113)          2,233,126           (149)
   Change in unrealized
     appreciation
     (depreciation).......       8,258             (235)          4,247,721          1,953
   Capital gain
     distributions........       1,306               --                  --             --
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments..........      10,220             (348)          6,480,847          1,804
                               -------             ----           ---------          -----
Increase (decrease) in
  net assets from
  operations..............     $10,459              214           6,407,448          1,665
                               =======             ====           =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                             Insurance Funds (continued)           American Fund
                           ------------------------------  ----------------------------
                                                               Alger      Alger American
                              AIM V.I.        AIM V.I.        American        Small
                             Technology       Utilities        Growth     Capitalization
                               Fund --         Fund --      Portfolio --   Portfolio --
                           Series I shares Series I shares Class O Shares Class O Shares
                           --------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                           ------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............      $ --              275           119,158             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).        75               62         1,368,011      1,119,115
                                ----            -----        ----------     ----------
Net investment income
  (expense)...............       (75)             213        (1,248,853)    (1,119,115)
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         8              909        (1,094,379)     9,321,406
   Change in unrealized
     appreciation
     (depreciation).......       984              (51)        5,051,289      4,343,621
   Capital gain
     distributions........        --              170                --             --
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments..........       992            1,028         3,956,910     13,665,027
                                ----            -----        ----------     ----------
Increase (decrease) in
  net assets from
  operations..............      $917            1,241         2,708,057     12,545,912
                                ====            =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------------------------------------------------------------------
                           AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                Global          Growth and       International       Large Cap         Small Cap
                              Technology          Income             Value            Growth            Growth
                             Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                Class B           Class B           Class B           Class B           Class B
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                         Year ended December 31, 2006
                           ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $     --          2,042,450           697,912                --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       63,640          2,763,490           854,269           526,400          123,555
                               --------         ----------        ----------        ----------         --------
Net investment income
  (expense)...............      (63,640)          (721,040)         (156,357)         (526,400)        (123,555)
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      206,355          8,312,197         3,840,186           902,773          965,326
   Change in unrealized
     appreciation
     (depreciation).......      127,169          8,335,804        10,787,768        (1,277,529)        (293,819)
   Capital gain
     distributions........           --          9,170,461           605,626                --               --
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments..........      333,524         25,818,462        15,233,580          (374,756)         671,507
                               --------         ----------        ----------        ----------         --------
Increase (decrease) in
  net assets from
  operations..............     $269,884         25,097,422        15,077,223          (901,156)         547,952
                               ========         ==========        ==========        ==========         ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   American Century Variable Portfolios, Inc.
                           ----------------------------------------------------------
                           VP Income &      VP                            VP Inflation
                             Growth    International VP Ultra(R) VP Value  Protection
                             Fund --      Fund --      Fund --   Fund --    Fund --
                             Class I      Class I      Class I   Class I    Class II
                           ----------- ------------- ----------- -------- ------------
                                          Year ended December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 1,325          248          --      3,064     99,708
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     1,931        7,612       1,079      2,112     51,353
                             -------      -------      ------     ------    -------
Net investment income
  (expense)...............      (606)      (7,364)     (1,079)       952     48,355
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     6,668       18,169        (500)     8,092    (22,687)
   Change in unrealized
     appreciation
     (depreciation).......     9,482      121,801      (1,423)    14,504    (19,319)
   Capital gain
     distributions........        --           --          --      2,143         --
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments..........    16,150      139,970      (1,923)    24,739    (42,006)
                             -------      -------      ------     ------    -------
Increase (decrease) in
  net assets from
  operations..............   $15,544      132,606      (3,002)    25,691      6,349
                             =======      =======      ======     ======    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           BlackRock Variable Series Funds, Inc.
                           --------------------------------------------------------------------
                                               BlackRock        BlackRock         BlackRock
                              BlackRock          Global         Large Cap           Value
                           Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                               Fund --          Fund --          Fund --           Fund --
                           Class III Shares Class III Shares Class III Shares  Class III Shares
                           ---------------- ---------------- ---------------- ------------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  348,269        1,606,340           1,542          3,335,415
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       145,887          361,206          42,129            115,233
                              ----------       ----------        --------         ----------
Net investment income
  (expense)...............       202,382        1,245,134         (40,587)         3,220,182
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       257,193          307,456        (114,318)        (2,313,804)
   Change in unrealized
     appreciation
     (depreciation).......        57,809       (1,022,155)        107,174         (3,824,951)
   Capital gain
     distributions........     1,134,713        2,434,361              --          3,311,617
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments..........     1,449,715        1,719,662          (7,144)        (2,827,138)
                              ----------       ----------        --------         ----------
Increase (decrease) in
  net assets from
  operations..............    $1,652,097        2,964,796         (47,731)           393,044
                              ==========       ==========        ========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds
                            Variable Insurance Trust I                    Dreyfus
                           ----------------------------  -----------------------------------------
                                             Columbia       Dreyfus
                              Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                              Marsico     International  Portfolios --    Variable      Socially
                               Growth     Opportunities      MidCap      Investment   Responsible
                           Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                             Series --      Series --     Portfolio --  Money Market    Inc. --
                              Class A        Class B     Initial Shares  Portfolio   Initial Shares
                           -------------- -------------- -------------- ------------ --------------
                           Year ended December 31, 2006         Year ended December 31, 2006
                           ----------------------------  -----------------------------------------
Investment income and
  expense:                   $       --      1,028,474       1,788         11,235         5,829
   Income -- Ordinary
     dividends............
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      901,408      1,251,228       1,488          4,580        83,394
                             ----------     ----------       -----         ------       -------
Net investment income
  (expense)...............     (901,408)      (222,754)        300          6,655       (77,565)
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,095,897      5,732,254        (952)            --       (26,861)
   Change in unrealized
     appreciation
     (depreciation).......      991,434      8,089,434       2,324             --       491,605
   Capital gain
     distributions........           --      1,748,038       3,340             --            --
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments..........    3,087,331     15,569,726       4,712             --       464,744
                             ----------     ----------       -----         ------       -------
Increase (decrease) in
  net assets from
  operations..............   $2,185,923     15,346,972       5,012          6,655       387,179
                             ==========     ==========       =====         ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Eaton Vance
                                      DWS Variable Series II                Variable Trust
                           -------------------------------------------  ----------------------
                                                                                         VT
                             DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                            High Return   Small Mid Cap    Technology   Floating-Rate  Health
                           Equity VIP --   Value VIP --      VIP --        Income     Sciences
                           Class B Shares Class B Shares Class B Shares     Fund        Fund
                           -------------- -------------- -------------- ------------- ---------
                                                                              Year ended
                                   Year ended December 31, 2006            December 31, 2006
                           -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $   734           187             --        2,638,956         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      1,526           754            130          711,938    186,339
                              -------         -----           ----        ---------   --------
Net investment income
  (expense)...............       (792)         (567)          (130)       1,927,018   (186,339)
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      5,013           159           (196)         (50,823)   407,110
   Change in unrealized
     appreciation
     (depreciation).......      4,386         5,998            314         (128,102)  (384,282)
   Capital gain
     distributions........      4,985         2,536             --               --         --
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments..........     14,384         8,693            118         (178,925)    22,828
                              -------         -----           ----        ---------   --------
Increase (decrease) in
  net assets from
  operations..............    $13,592         8,126            (12)       1,748,093   (163,511)
                              =======         =====           ====        =========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Evergreen
                           Variable
                            Annuity
                             Trust                  Federated Insurance Series
                           --------- -------------------------------------------------------
                                     Federated              Federated   Federated
                           Evergreen  American             High Income High Income Federated
                              VA      Leaders   Federated     Bond        Bond      Kaufmann
                             Omega   Fund II --  Capital   Fund II --  Fund II --  Fund II --
                            Fund --   Primary    Income      Primary     Service    Service
                            Class 2    Shares    Fund II     Shares      Shares      Shares
                           --------- ---------- ---------  ----------- ----------- ----------
                            Year ended December 31, 2006      Year ended December 31, 2006
                           ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $    --  1,074,126  1,128,658   4,104,136   3,269,211    274,604
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    9,465    682,353    269,450     665,848     635,717    712,334
                            -------  ---------  ---------   ---------   ---------  ---------
Net investment income
  (expense)...............   (9,465)   391,773    859,208   3,438,288   2,633,494   (437,730)
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   16,572    967,733   (410,088)   (710,749)   (220,548) 2,523,616
   Change in unrealized
     appreciation
     (depreciation).......   30,505   (693,410) 1,996,470   1,237,335   1,048,937  3,156,589
   Capital gain
     distributions........       --  5,770,136         --          --          --    346,487
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........   47,077  6,044,459  1,586,382     526,586     828,389  6,026,692
                            -------  ---------  ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets from
  operations..............  $37,612  6,436,232  2,445,590   3,964,874   3,461,883  5,588,962
                            =======  =========  =========   =========   =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity(R) Variable Insurance Products Fund
                           ----------------------------------------------------------------------
                            VIP Asset    VIP Asset                          VIP           VIP
                           Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                           Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                             Initial      Service         Service         Initial       Service
                              Class       Class 2         Class 2          Class        Class 2
                           ------------ ------------ ----------------- ------------- -------------
                                                        Period from
                                  Year ended             May 1 to              Year ended
                               December 31, 2006     December 31, 2006      December 31, 2006
                           ------------------------  ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $3,794,913     482,597             --         4,934,183     2,126,569
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,671,852     484,526        122,416         5,544,349     3,166,232
                            ----------    --------       --------       -----------   -----------
Net investment income
  (expense)...............   2,123,061      (1,929)      (122,416)         (610,166)   (1,039,663)
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     462,617    (578,566)        97,838        35,145,850    16,040,871
   Change in unrealized
     appreciation
     (depreciation).......   4,986,288     885,254        889,425       (27,676,825)  (13,621,400)
   Capital gain
     distributions........          --          --             --        29,573,212    17,672,286
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments..........   5,448,905     306,688        987,263        37,042,237    20,091,757
                            ----------    --------       --------       -----------   -----------
Increase (decrease) in
  net assets from
  operations..............  $7,571,966     304,759        864,847        36,432,071    19,052,094
                            ==========    ========       ========       ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                           --------------------------------------------------------------------
                                 VIP                                       VIP          VIP
                           Dynamic Capital      VIP           VIP        Growth &     Growth &
                            Appreciation   Equity-Income Equity-Income    Income       Income
                            Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                               Service        Initial       Service      Initial      Service
                               Class 2         Class        Class 2       Class       Class 2
                           --------------- ------------- ------------- ------------ ------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 11,218      16,137,911     6,419,792      721,472      232,200
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      70,210       4,905,951     2,355,158    1,090,410      509,838
                              --------      ----------    ----------    ---------    ---------
Net investment income
  (expense)...............     (58,992)     11,231,960     4,064,634     (368,938)    (277,638)
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     405,741      14,063,975     5,237,139    2,361,662    1,064,502
   Change in unrealized
     appreciation
     (depreciation).......      19,620      (3,537,103)     (742,658)   3,994,212    1,816,077
   Capital gain
     distributions........     132,567      37,279,688    16,693,893    2,015,877      840,342
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........     557,928      47,806,560    21,188,374    8,371,751    3,720,921
                              --------      ----------    ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations..............    $498,936      59,038,520    25,253,008    8,002,813    3,443,283
                              ========      ==========    ==========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance Products Fund (continued)
                           ----------------------------------------------------------------
                            VIP Growth                               VIP Mid
                           Opportunities  VIP Growth   VIP Growth      Cap      VIP Mid Cap
                           Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                              Initial      Initial      Service      Initial      Service
                               Class        Class       Class 2       Class       Class 2
                           ------------- ------------ ------------ ------------ ------------
                                             Year ended December 31, 2006
                           ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 176,878       707,271      85,027         560      3,218,277
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     326,715     2,369,820     811,890         317      3,942,101
                             ---------    ----------   ---------      ------    -----------
Net investment income
  (expense)...............    (149,837)   (1,662,549)   (726,863)        243       (723,824)
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     282,662      (387,510)  1,710,965       1,129     21,105,444
   Change in unrealized
     appreciation
     (depreciation).......     529,851    10,817,982   1,395,056      (1,142)   (21,981,672)
   Capital gain
     distributions........          --            --          --       4,226     27,625,293
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments..........     812,513    10,430,472   3,106,021       4,213     26,749,065
                             ---------    ----------   ---------      ------    -----------
Increase (decrease) in
  net assets from
  operations..............   $ 662,676     8,767,923   2,379,158       4,456     26,025,241
                             =========    ==========   =========      ======    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Franklin Templeton Variable Insurance
                           Products Fund (continued)               Products Trust
                           -----------------------------  ------------------------------------
                                                                        Franklin
                                                           Franklin    Large Cap      Mutual
                                            VIP Value       Income       Growth       Shares
                           VIP Overseas     Strategies    Securities   Securities   Securities
                           Portfolio --    Portfolio --    Fund --      Fund --      Fund --
                             Initial         Service       Class 2      Class 2      Class 2
                              Class          Class 2        Shares       Shares       Shares
                           ------------    ------------   ----------   ----------   ----------
                                  Year ended
                               December 31, 2006            Year ended December 31, 2006
                           -----------------------------  ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 1,339,285        73,066       7,965,536      1,054        29,939
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,232,678        54,111       4,266,630      6,442       128,654
                           -----------       -------       ----------    ------     ---------
Net investment income
  (expense)...............     106,607        18,955       3,698,906     (5,388)      (98,715)
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   9,203,685       (48,196)      4,167,799     11,190       226,739
   Change in unrealized
     appreciation
     (depreciation).......   3,807,678        53,785      25,599,850     51,745     1,578,879
   Capital gain
     distributions........          --       460,680         610,960         --        36,634
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments..........  13,011,363       466,269      30,378,609     62,935     1,842,252
                           -----------       -------       ----------    ------     ---------
Increase (decrease) in
  net assets from
  operations.............. $13,117,970       485,224      34,077,515     57,547     1,743,537
                           ===========       =======       ==========    ======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Franklin Templeton Variable Insurance Products Trust (continued)
                           -------------------------------------------------------------
                                                    Templeton  Templeton
                           Templeton     Templeton    Global     Global       Templeton
                            Foreign       Foreign     Asset      Income        Growth
                           Securities    Securities Allocation Securities    Securities
                            Fund --       Fund --    Fund --    Fund --        Fund --
                            Class 1       Class 2    Class 2    Class 1        Class 2
                             Shares        Shares     Shares     Shares        Shares
                           ----------    ---------- ---------- ---------- -----------------
                                                                             Period from
                                                                              May 1 to
                                   Year ended December 31, 2006           December 31, 2006
                           --------------------------------------------   -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  237,801       3,650      2,064    251,292          1,796
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    261,457      10,943        903    111,213         27,111
                           ----------     -------     ------    -------        -------
Net investment income
  (expense)...............    (23,656)     (7,293)     1,161    140,079        (25,315)
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    844,285      37,548         61    133,413         48,012
   Change in unrealized
     appreciation
     (depreciation).......  2,421,294     116,370     11,585    627,401        480,334
   Capital gain
     distributions........         --          --      1,838         --          5,001
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments..........  3,265,579     153,918     13,484    760,814        533,347
                           ----------     -------     ------    -------        -------
Increase (decrease) in
  net assets from
  operations.............. $3,241,923     146,625     14,645    900,893        508,032
                           ==========     =======     ======    =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE Investments Funds, Inc.
                           ----------------------------------------------------------------------------
                                        International   Mid-Cap      Money       Premier    Real Estate
                              Income       Equity       Equity       Market   Growth Equity Securities
                               Fund         Fund         Fund         Fund        Fund         Fund
                           -----------  ------------- -----------  ---------- ------------- -----------
                                                   Year ended December 31, 2006
                           ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 5,202,732      726,744     2,840,620  11,606,548     382,006    4,262,680
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,620,587      553,563     3,034,781   3,904,017   1,492,817    2,138,977
                           -----------   ----------   -----------  ----------  ----------   ----------
Net investment income
  (expense)...............   3,582,145      173,181      (194,161)  7,702,531  (1,110,811)   2,123,703
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  (2,370,733)  14,737,971    10,314,190          --   5,071,619    9,668,931
   Change in unrealized
     appreciation
     (depreciation).......   1,756,760   (2,419,324)  (17,746,157)         --   2,721,615    5,158,152
   Capital gain
     distributions........          --           --    20,696,579          --          --   21,942,706
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........    (613,973)  12,318,647    13,264,612          --   7,793,234   36,769,789
                           -----------   ----------   -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 2,968,172   12,491,828    13,070,451   7,702,531   6,682,423   38,893,492
                           ===========   ==========   ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               GE Investments Funds, Inc. (continued)
                           ------------------------------------------------------------------------------
                           S&P 500(R)   Small-Cap   Total Return    Total Return       U.S.      Value
                             Index       Equity       Fund --          Fund --        Equity     Equity
                              Fund        Fund     Class 1 Shares  Class 3 Shares      Fund       Fund
                           ----------- ----------  -------------- ----------------- ----------  ---------
                                                                     Period from
                                                                      May 1 to           Year ended
                                Year ended December 31, 2006      December 31, 2006   December 31, 2006
                           -------------------------------------- ----------------- ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 6,824,741    888,446    23,651,907       6,439,481      1,248,316    614,543
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   6,577,999  1,888,257    20,654,270       2,285,856      1,342,452    539,412
                           ----------- ----------   -----------      ----------     ----------  ---------
Net investment income
  (expense)...............     246,742   (999,811)    2,997,637       4,153,625        (94,136)    75,131
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  17,448,380  6,594,370    19,746,652       2,254,733      4,142,982  1,344,722
   Change in unrealized
     appreciation
     (depreciation).......  38,335,350 (6,045,745)   91,289,040       9,269,391      7,728,301    965,199
   Capital gain
     distributions........          -- 13,293,810    17,259,181       4,602,348             --  2,784,164
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........  55,783,730 13,842,435   128,294,873      16,126,472     11,871,283  5,094,085
                           ----------- ----------   -----------      ----------     ----------  ---------
Increase (decrease) in
  net assets from
  operations.............. $56,030,472 12,842,624   131,292,510      20,280,097     11,777,147  5,169,216
                           =========== ==========   ===========      ==========     ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs Variable
                              Insurance Trust        J.P. Morgan Series Trust II
                           ---------------------  -------------------------------------
                            Goldman     Goldman
                             Sachs       Sachs
                           Growth and   Mid Cap             International     Mid Cap
                             Income      Value      Bond       Equity          Value
                              Fund       Fund     Portfolio   Portfolio      Portfolio
                           ---------- ----------  --------- -------------    ---------
                             Year ended December 31, 2006   Year ended December 31, 2006
                           -------------------------------  ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  641,597  5,297,855   11,423         916          2,486
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    513,006  2,914,971    4,298       1,891          2,689
                           ---------- ----------   ------      ------         ------
Net investment income
  (expense)...............    128,591  2,382,884    7,125        (975)          (203)
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  2,728,916 11,451,890   (1,130)      2,358          9,338
   Change in unrealized
     appreciation
     (depreciation).......  2,238,331 (2,950,257)   2,722      14,336         11,040
   Capital gain
     distributions........  1,541,929 15,564,643       --          --          1,714
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments..........  6,509,176 24,066,276    1,592      16,694         22,092
                           ---------- ----------   ------      ------         ------
Increase (decrease) in
  net assets from
  operations.............. $6,637,767 26,449,160    8,717      15,719         21,889
                           ========== ==========   ======      ======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series
                           Trust II (continued)            Janus Aspen Series
                           -------------------  ---------------------------------------
                                                                            Fundamental
                                     U.S. Large   Balanced      Balanced      Equity
                             Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Company    Equity   Institutional   Service    Institutional
                           Portfolio Portfolio     Shares        Shares       Shares
                           --------- ---------- ------------- ------------ -------------
                                Year ended
                            December 31, 2006         Year ended December 31, 2006
                           -------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  260       125      5,270,136     2,729,328         20
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     524       241      3,713,194     2,261,617         86
                            ------     -----     ----------    ----------      -----
Net investment income
  (expense)...............    (264)     (116)     1,556,942       467,711        (66)
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   4,489     1,400     10,035,929     5,155,265        319
   Change in unrealized
     appreciation
     (depreciation).......      54       457     10,582,280     5,990,279        703
   Capital gain
     distributions........     687        --             --            --         --
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments..........   5,230     1,857     20,618,209    11,145,544      1,022
                            ------     -----     ----------    ----------      -----
Increase (decrease) in
  net assets from
  operations..............  $4,966     1,741     22,175,151    11,613,255        956
                            ======     =====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                           -----------------------------------------------------------------
                                                                    Global Life     Global
                           Flexible Bond     Forty        Forty       Sciences    Technology
                           Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                           Institutional Institutional   Service      Service      Service
                              Shares        Shares        Shares       Shares       Shares
                           ------------- ------------- ------------ ------------ ------------
                                              Year ended December 31, 2006
                           -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 1,702,568      389,555       44,705           --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      533,099    1,714,950      457,450      230,400      178,048
                            -----------   ----------    ---------    ---------     --------
Net investment income
  (expense)...............    1,169,469   (1,325,395)    (412,745)    (230,400)    (178,048)
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   (1,174,053)   5,779,991    1,590,535    1,809,226      889,964
   Change in unrealized
     appreciation
     (depreciation).......      817,008    3,446,043    1,436,524     (870,780)       1,744
   Capital gain
     distributions........       76,285           --           --           --           --
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments..........     (280,760)   9,226,034    3,027,059      938,446      891,708
                            -----------   ----------    ---------    ---------     --------
Increase (decrease) in
  net assets from
  operations..............  $   888,709    7,900,639    2,614,314      708,046      713,660
                            ===========   ==========    =========    =========     ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                           -------------------------------------------------------------------
                           International International   Large Cap    Large Cap      Mid Cap
                              Growth        Growth        Growth        Growth       Growth
                           Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                           Institutional    Service    Institutional   Service    Institutional
                              Shares        Shares        Shares        Shares       Shares
                           ------------- ------------- ------------- ------------ -------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 2,774,315      537,312       669,106       36,722            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    2,104,795      455,753     2,050,571      207,732     1,655,115
                            -----------   ----------    ----------    ---------    ----------
Net investment income
  (expense)...............      669,520       81,559    (1,381,465)    (171,010)   (1,655,115)
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   23,654,399    3,077,693       357,622      244,704       964,481
   Change in unrealized
     appreciation
     (depreciation).......   28,009,501    7,601,879    14,208,349    1,114,523    13,363,943
   Capital gain
     distributions........           --           --            --           --            --
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........   51,663,900   10,679,572    14,565,971    1,359,227    14,328,424
                            -----------   ----------    ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations..............  $52,333,420   10,761,131    13,184,506    1,188,217    12,673,309
                            ===========   ==========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Janus Aspen Series (continued)      JPMorgan Insurance Trust
                           --------------------------------------- ----------------------
                                                                                 JPMorgan
                             Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                              Growth       Growth        Growth     Insurance      Trust
                           Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                             Service    Institutional   Service     Core Bond     Equity
                              Shares       Shares        Shares    Portfolio 1  Portfolio 1
                           ------------ ------------- ------------ -----------  -----------
                                                                         Period from
                                         Year ended                       May 1 to
                                      December 31, 2006               December 31, 2006
                           --------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $       --    2,834,258      277,153         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     217,261    2,353,915      272,845      6,927          20
                            ----------   ----------    ---------     ------         ---
Net investment income
  (expense)...............    (217,261)     480,343        4,308     (6,927)        (20)
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     736,681   (2,205,245)     378,395      4,301           1
   Change in unrealized
     appreciation
     (depreciation).......     989,182   26,616,988    2,134,764     16,503         419
   Capital gain
     distributions........          --           --           --         --          --
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments..........   1,725,863   24,411,743    2,513,159     20,804         420
                            ----------   ----------    ---------     ------         ---
Increase (decrease) in
  net assets from
  operations..............  $1,508,602   24,892,086    2,517,467     13,877         400
                            ==========   ==========    =========     ======         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      JPMorgan Insurance Trust (continued)
                           ----------------------------------------------------------
                            JPMorgan
                            Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                              Trust     Insurance   Insurance   Insurance   Insurance
                           Diversified    Trust       Trust       Trust       Trust
                             Mid Cap     Equity    Government   Intrepid    Intrepid
                             Growth       Index       Bond       Mid Cap     Growth
                           Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                           ----------- ----------- ----------- ----------- -----------
                                     Period from May 1 to December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ --          --           --         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      20          18        6,754         24          19
                              ----         ---       ------        ---         ---
Net investment income
  (expense)...............     (20)        (18)      (6,754)       (24)        (19)
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       1          --        4,316          1           1
   Change in unrealized
     appreciation
     (depreciation).......     363         232       14,615        324         295
   Capital gain
     distributions........      --          --           --         --          --
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments..........     364         232       18,931        325         296
                              ----         ---       ------        ---         ---
Increase (decrease) in
  net assets from
  operations..............    $344         214       12,177        301         277
                              ====         ===       ======        ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          Legg Mason
                                                                                                       Partners Variable
                                         Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                           --------------------------------------------------------------------------- -----------------
                                                                Legg Mason    Legg Mason   Legg Mason     Legg Mason
                              Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                               Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                             Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                           Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                               Class II          Class I         Class I       Class I      Class II       Class II
                           ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                          Year ended
                                                  Year ended December 31, 2006                         December 31, 2006
                           --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  236,378          662,993       1,874,582       269,769     187,931               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       282,801          632,753         563,436       208,293     125,704          168,835
                              ----------        ---------       ---------     ---------     -------        ---------
Net investment income
  (expense)...............       (46,423)          30,240       1,311,146        61,476      62,227         (168,835)
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       731,584        3,438,458        (613,737)      495,984      59,599          547,935
   Change in unrealized
     appreciation
     (depreciation).......     1,284,760        2,151,262         478,711       607,417     398,764          481,755
   Capital gain
     distributions........       605,574          949,703          35,316       235,394     191,539               --
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments..........     2,621,918        6,539,423         (99,710)    1,338,795     649,902        1,029,690
                              ----------        ---------       ---------     ---------     -------        ---------
Increase (decrease) in
  net assets from
  operations..............    $2,575,495        6,569,663       1,211,436     1,400,271     712,129          860,855
                              ==========        =========       =========     =========     =======        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                           -----------------------------------------------------------------------------------
                               MFS(R)                                      MFS(R)
                              Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                               Growth         Investors     Discovery      Income       Return     Utilities
                           Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                               Service         Service       Service      Service      Service      Service
                            Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                           --------------- --------------- ------------ ------------ ------------ ------------
                                                      Year ended December 31, 2006
                           -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $       --          56,721            --        856        862,849       944,015
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      387,156         336,837       581,546        366        746,363       791,495
                             ----------       ---------     ---------      -----      ---------    ----------
Net investment income
  (expense)...............     (387,156)       (280,116)     (581,546)       490        116,486       152,520
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      667,104         949,911     1,727,357        (55)       131,886     5,150,568
   Change in unrealized
     appreciation
     (depreciation).......    1,095,074       1,564,096     2,052,896      1,117      2,893,280     6,038,058
   Capital gain
     distributions........           --              --       693,054         84        829,403     1,923,936
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........    1,762,178       2,514,007     4,473,307      1,146      3,854,569    13,112,562
                             ----------       ---------     ---------      -----      ---------    ----------
Increase (decrease) in
  net assets from
  operations..............   $1,375,022       2,233,891     3,891,761      1,636      3,971,055    13,265,082
                             ==========       =========     =========      =====      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Old Mutual Insurance
                                Series Fund       Oppenheimer Variable Account Funds
                           --------------------  -----------------------------------
                                                             Oppenheimer
                                      Old Mutual              Balanced   Oppenheimer
                           Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital
                           Growth II    Growth    Balanced     Service   Appreciation
                           Portfolio  Portfolio    Fund/VA     Shares      Fund/VA
                           ---------- ---------- ----------- ----------- ------------
                                Year ended
                             December 31, 2006       Year ended December 31, 2006
                           --------------------  -----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $      --         --   1,908,820     821,708      489,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   118,661    158,545     926,511     683,936    1,764,398
                           ---------   --------   ---------   ---------   ----------
Net investment income
  (expense)...............  (118,661)  (158,545)    982,309     137,772   (1,274,607)
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   464,948    422,269   1,100,489     (25,918)   4,995,838
   Change in unrealized
     appreciation
     (depreciation).......   118,864    201,536     967,889   2,106,542    3,779,772
   Capital gain
     distributions........        --         --   2,776,619   1,288,593           --
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........   583,812    623,805   4,844,997   3,369,217    8,775,610
                           ---------   --------   ---------   ---------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 465,151    465,260   5,827,306   3,506,989    7,501,003
                           =========   ========   =========   =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                           -------------------------------------------------------------------
                            Oppenheimer                Oppenheimer
                              Capital                     Global                  Oppenheimer
                            Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                             Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                           Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                           -------------- ----------- -------------- ----------- --------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   27,262    3,501,521     1,085,591    4,932,061      562,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      229,992      896,675     1,920,948      884,514    1,017,457
                             ----------    ---------    ----------   ----------    ---------
Net investment income
  (expense)...............     (202,730)   2,604,846      (835,357)   4,047,547     (454,666)
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      624,397     (709,730)    9,168,042   (1,038,263)   3,191,212
   Change in unrealized
     appreciation
     (depreciation).......      462,227      260,222     2,546,591    1,720,366    5,635,651
   Capital gain
     distributions........           --           --     6,724,268           --           --
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........    1,086,624     (449,508)   18,438,901      682,103    8,826,863
                             ----------    ---------    ----------   ----------    ---------
Increase (decrease) in
  net assets from
  operations..............   $  883,894    2,155,338    17,603,544    4,729,650    8,372,197
                             ==========    =========    ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          PIMCO
                              Oppenheimer Variable Account Funds        Variable
                                          (continued)                Insurance Trust
                           ----------------------------------------  ---------------
                            Oppenheimer
                            Main Street                Oppenheimer      All Asset
                             Small Cap    Oppenheimer  MidCap Fund/   Portfolio --
                             Fund/VA --     MidCap        VA --          Advisor
                           Service Shares   Fund/VA   Service Shares  Class Shares
                           -------------- ----------- -------------- ---------------
                                   Year ended                   Year ended
                               December 31, 2006            December 31, 2006
                           -------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   62,158           --           --        454,049
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      604,221    1,180,660      101,378        134,581
                             ----------   ----------     --------        -------
Net investment income
  (expense)...............     (542,063)  (1,180,660)    (101,378)       319,468
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,392,206    3,238,935      324,881        (54,598)
   Change in unrealized
     appreciation
     (depreciation).......    1,287,236     (642,714)    (189,070)       (40,462)
   Capital gain
     distributions........      976,335           --           --         13,040
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments..........    4,655,777    2,596,221      135,811        (82,020)
                             ----------   ----------     --------        -------
Increase (decrease) in
  net assets from
  operations..............   $4,113,714    1,415,561       34,433        237,448
                             ==========   ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                           ---------------------------------------------------------------------------
                            Foreign Bond
                           Portfolio (U.S.                   Long-Term
                               Dollar        High Yield   U.S. Government  Low Duration   Total Return
                             Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                           Administrative  Administrative Administrative  Administrative Administrative
                            Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                           --------------- -------------- --------------- -------------- --------------
                                                   Year ended December 31, 2006
                           ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 440,321      6,900,481       3,281,868        791,585      14,705,760
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      164,272      1,595,574         950,278        357,498       4,689,886
                              ---------      ---------      ----------       --------      ----------
Net investment income
  (expense)...............      276,049      5,304,907       2,331,590        434,087      10,015,874
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       22,680        537,465      (1,094,899)      (109,899)     (2,050,702)
   Change in unrealized
     appreciation
     (depreciation).......     (282,295)     1,283,979      (2,146,989)        38,775      (1,297,454)
   Capital gain
     distributions........       22,389             --         600,825             --              --
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments..........     (237,226)     1,821,444      (2,641,063)       (71,124)     (3,348,156)
                              ---------      ---------      ----------       --------      ----------
Increase (decrease) in
  net assets from
  operations..............    $  38,823      7,126,351        (309,473)       362,963       6,667,718
                              =========      =========      ==========       ========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Prudential Series Fund
                           ------------------------------------------------------------------------------
                                                                                             SP William
                                                                            SP Prudential       Blair
                           Jennison 20/20                      Natural      U.S. Emerging   International
                                Focus         Jennison        Resources        Growth          Growth
                            Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                           Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                           --------------- --------------- --------------- --------------- ---------------
                                                    Year ended December 31, 2006
                           ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $  125,160             --          410,596         5,533             799
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      295,707         48,641          208,808           635           1,549
                             ----------        -------        ---------        ------          ------
Net investment income
  (expense)...............     (170,547)       (48,641)         201,788         4,898            (750)
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      648,006        129,238         (599,495)        8,001           3,987
   Change in unrealized
     appreciation
     (depreciation).......    1,621,599        (40,137)          22,180        (8,744)         20,303
   Capital gain
     distributions........      510,406             --        1,596,883         1,662           1,025
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments..........    2,780,011         89,101        1,019,568           919          25,315
                             ----------        -------        ---------        ------          ------
Increase (decrease) in
  net assets from
  operations..............   $2,609,464         40,460        1,221,356         5,817          24,565
                             ==========        =======        =========        ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Rydex Variable     Van Kampen Life Investment
                                 Trust                    Trust
                           ----------------- ------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                               OTC Fund      Class II Shares Class II Shares
                           ----------------- --------------- ---------------
                              Year ended               Year ended
                           December 31, 2006        December 31, 2006
                           ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $      --        2,343,950             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       167,755        1,544,832        168,025
                               ---------       ----------       --------
Net investment income
  (expense)...............      (167,755)         799,118       (168,025)
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       343,086        2,807,021        359,618
   Change in unrealized
     appreciation
     (depreciation).......       267,012        5,390,986        (69,257)
   Capital gain
     distributions........            --        4,341,644             --
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments..........       610,098       12,539,651        290,361
                               ---------       ----------       --------
Increase (decrease) in
  net assets from
  operations..............     $ 442,343       13,338,769        122,336
                               =========       ==========       ========


                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                        AIM Variable Insurance Funds
                                                               ----------------------------------------------
                                                                   AIM V.I. Basic         AIM V.I. Capital
                                                                    Value Fund --       Appreciation Fund --
                                     Consolidated Total           Series II shares         Series I shares
                              -------------------------------  ----------------------  ----------------------
                                         Year ended                  Year ended              Year ended
                                        December 31,                December 31,            December 31,
                              -------------------------------  ----------------------  ----------------------
                                    2006            2005          2006        2005        2006        2005
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    65,044,507      31,592,446    (342,743)   (270,889)   (482,612)   (486,988)
   Net realized gain
     (loss) on
     investments.............     344,423,581     165,748,588   1,137,259     538,166   2,828,812     652,552
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     323,980,248     217,292,538   1,026,673     562,301    (906,549)  1,868,313
   Capital gain
     distributions...........     280,757,602      82,340,330   1,187,165     183,038          --          --
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,014,205,938     496,973,902   3,008,354   1,012,616   1,439,651   2,033,877
                              ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,568,465,328     830,909,806   3,579,939   4,694,252     855,193     670,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (107,088,376)    (79,201,155)    (91,725)    (30,246)   (140,715)   (183,886)
     Surrenders..............  (1,199,686,346) (1,082,318,919) (2,109,778) (1,394,131) (3,106,299) (2,363,206)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,368,133)    (11,354,667)    (63,748)    (56,046)    (54,989)    (51,630)
     Capital
       contribution
       (withdrawal)..........              --      (7,223,709)         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     189,048,371      84,390,423     503,952     305,498      75,807      62,433
     Transfers (to) from
       other subaccounts.....              --              --  (2,339,675)   (103,313) (2,413,006)   (838,568)
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     438,370,844    (264,798,221)   (521,035)  3,416,014  (4,784,009) (2,704,286)
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   1,452,576,782     232,175,681   2,487,319   4,428,630  (3,344,358)   (670,409)
Net assets at beginning
  of year....................   8,588,543,201   8,356,367,520  27,325,239  22,896,609  33,564,700  34,235,109
                              ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                              ===============  ==============  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     384,291,942     261,063,603     702,838     706,434   1,823,246     580,235
   Units redeemed............    (308,883,956)   (253,549,627)   (718,948)   (440,343) (3,030,349) (1,046,785)
                              ---------------  --------------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      75,407,986       7,513,976     (16,110)    266,091  (1,207,103)   (466,550)
                              ===============  ==============  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.              AIM V.I. Global
                                Development          Core Equity              Real Estate
                                  Fund --              Fund --                  Fund --
                              Series I shares      Series I shares         Series II shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (92)    (85)      7,974    (223,929)       239         136
   Net realized gain
     (loss) on
     investments.............     454   1,291   2,814,480      49,437        656          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,322     240     844,780   1,283,068      8,258        (107)
   Capital gain
     distributions...........     283      --          --          --      1,306         109
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........   1,967   1,446   3,667,234   1,108,576     10,459         138
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   2,338     713     450,716     591,259      4,038          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --    (166,338)   (143,171)        --          --
     Surrenders..............      --      --  (2,544,310) (2,722,205)    (1,813)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (46,668)    (47,988)      (157)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (519)     66,081       8,158     27,419       6,626
     Transfers (to) from
       other subaccounts.....     862   1,703  (1,164,403) (1,767,796)       546         227
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,204   1,897  (3,404,922) (4,081,743)    30,033       6,853
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   5,171   3,343     262,312  (2,973,167)    40,492       6,991
Net assets at beginning
  of year....................  12,327   8,984  29,437,424  32,410,591      6,991          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $17,498  12,327  29,699,736  29,437,424     47,483       6,991
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........     350   1,491   3,191,702     273,253      2,802         608
   Units redeemed............    (128) (1,289) (4,508,480)   (883,277)      (462)         --
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     222     202  (1,316,778)   (610,024)     2,340         608
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.
                                 Government           AIM V.I.                 AIM V.I.
                                 Securities     International Growth           Large Cap
                                  Fund --              Fund --                 Growth --
                              Series I shares     Series II shares          Series I shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   562      82     (73,399)    (19,954)      (139)         14
   Net realized gain
     (loss) on
     investments.............    (113)     (1)  2,233,126     189,271       (149)         11
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (235)    (65)  4,247,721   1,131,489      1,953          11
   Capital gain
     distributions...........      --      --          --          --         --          --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........     214      16   6,407,448   1,300,806      1,665          36
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   1,725     240  18,548,363   3,796,929         --       3,723
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --     (19,671)    (22,690)        --          --
     Surrenders..............      --      --  (1,748,469)   (665,383)    (1,406)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (48,683)    (10,761)       (15)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     (0)  1,972,510     616,622     25,646          94
     Transfers (to) from
       other subaccounts.....   1,923   8,482   5,166,836   7,622,304     (1,129)         --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,647   8,722  23,870,886  11,337,021     23,096       3,817
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   3,861   8,738  30,278,334  12,637,827     24,761       3,853
Net assets at beginning
  of year....................  11,695   2,957  13,152,467     514,640      3,853          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $15,556  11,695  43,430,801  13,152,467     28,614       3,853
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........   1,120     706   3,727,417   1,555,291      4,227         618
   Units redeemed............    (842)     (2) (1,851,550)   (531,797)    (1,734)       (306)
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     278     704   1,875,867   1,023,494      2,493         312
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable Insurance Funds
                                       (continued)
                              ---------------------------------
                                 AIM V.I.
                                Technology    AIM V.I. Utilities
                                  Fund --        Fund --
                              Series I shares Series I shares
                              --------------  -----------------
                                Year ended      Year ended
                               December 31,    December 31,
                              --------------  -----------------
                                2006    2005   2006      2005
                              -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (75)   (67)    213       39
   Net realized gain
     (loss) on
     investments.............       8     --     909        6
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     984    198     (51)     286
   Capital gain
     distributions...........      --     --     170       --
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     917    131   1,241      331
                              -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............      --     --     431       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --     --      --       --
     Surrenders..............      --     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --      --       --
     Capital
       contribution
       (withdrawal)..........      --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      --      1      68       (1)
     Transfers (to) from
       other subaccounts.....     127     --     160    4,350
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     127      1     659    4,349
                              -------  -----   ------    -----
Increase (decrease) in
  net assets.................   1,044    132   1,900    4,680
Net assets at beginning
  of year....................   9,463  9,331   6,845    2,165
                              -------  -----   ------    -----
Net assets at end of
  period..................... $10,507  9,463   8,745    6,845
                              =======  =====   ======    =====
Changes in units (note
  5):
   Units purchased...........      40     --   1,635      504
   Units redeemed............      (1)    --  (1,614)      --
                              -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      39     --      21      504
                              =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          The Alger American Fund
                            ---------------------------------------------------
                                                         Alger American Small
                              Alger American Growth         Capitalization
                                   Portfolio --              Portfolio --
                                  Class O Shares            Class O Shares
                            -------------------------  ------------------------
                                    Year ended                Year ended
                                   December 31,              December 31,
                            -------------------------  ------------------------
                                2006          2005         2006         2005
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,248,853)  (1,362,096)  (1,119,115)  (1,071,871)
 Net realized gain
   (loss) on investments...   (1,094,379)  (6,701,040)   9,321,406    4,431,894
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,051,289   18,488,198    4,343,621    6,942,929
 Capital gain
   distributions...........           --           --           --           --
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    2,708,057   10,425,062   12,545,912   10,302,952
                            ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............      212,995      262,915      135,781      174,060
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........     (979,567)    (744,310)    (473,362)    (485,874)
   Surrenders..............  (16,837,173) (18,944,734) (12,125,970) (10,806,878)
   Cost of insurance and
    administrative
    expense (note 4a)......     (113,563)    (139,215)     (88,065)     (85,830)
   Capital contribution
    (withdrawal)...........           --           --           --           --
   Transfers (to) from
    the Guarantee Account..     (251,432)    (669,945)     (26,943)    (304,119)
   Transfers (to) from
    other subaccounts......   (5,539,421) (11,177,445)  (1,784,395)  (3,705,560)
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (23,508,161) (31,412,734) (14,362,954) (15,214,201)
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................  (20,800,104) (20,987,672)  (1,817,042)  (4,911,249)
Net assets at beginning
 of year...................  106,661,345  127,649,017   75,447,971   80,359,220
                            ------------  -----------  -----------  -----------
Net assets at end of
 period.................... $ 85,861,241  106,661,345   73,630,929   75,447,971
                            ============  ===========  ===========  ===========
Changes in units (note
 5):
   Units purchased.........      752,783    1,149,784    2,521,182    2,325,357
   Units redeemed..........   (2,449,058)  (3,647,286)  (3,732,664)  (3,891,731)
                            ------------  -----------  -----------  -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,696,275)  (2,497,503)  (1,211,482)  (1,566,375)
                            ============  ===========  ===========  ===========

                            AllianceBernstein Variable Products Series Fund, Inc.
                            ----------------------------------------------------
                              AllianceBernstein
                              Global Technology       AllianceBernstein Growth
                                Portfolio --           and Income Portfolio --
                                   Class B                     Class B
                            ------------------------  --------------------------
                                 Year ended                  Year ended
                                December 31,                December 31,
                            ------------------------  --------------------------
                               2006         2005          2006          2005
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (63,640)     (55,977)      (721,040)     (497,489)
 Net realized gain
   (loss) on investments...   206,355       66,816      8,312,197     6,448,306
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   127,169       45,931      8,335,804      (741,504)
 Capital gain
   distributions...........        --           --      9,170,461            --
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     operations............   269,884       56,770     25,097,422     5,209,313
                             ---------    ---------   -----------   -----------
From capital
 transactions:
 Net premiums..............   361,359      657,946      4,886,512     8,814,922
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........  (115,450)          --       (965,325)   (1,118,494)
   Surrenders..............  (195,701)    (276,835)   (18,095,533)  (15,385,823)
   Cost of insurance and
    administrative
    expense (note 4a)......   (12,817)      (9,929)      (310,520)     (304,535)
   Capital contribution
    (withdrawal)...........        --           --             --            --
   Transfers (to) from
    the Guarantee Account..    32,594       17,166      1,239,200       780,453
   Transfers (to) from
    other subaccounts......  (260,072)    (531,440)    (8,893,790)   (6,044,973)
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (190,087)    (143,092)   (22,139,456)  (13,258,450)
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets................    79,797      (86,322)     2,957,966    (8,049,137)
Net assets at beginning
 of year................... 4,066,831    4,153,153    180,465,490   188,514,627
                             ---------    ---------   -----------   -----------
Net assets at end of
 period.................... 4,146,628    4,066,831    183,423,456   180,465,490
                             =========    =========   ===========   ===========
Changes in units (note
 5):
   Units purchased.........   187,555      122,908      2,530,989     2,746,446
   Units redeemed..........  (200,831)    (134,747)    (4,257,331)   (3,917,980)
                             ---------    ---------   -----------   -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (13,276)     (11,839)    (1,726,342)   (1,171,533)
                             =========    =========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              -----------------------------------------------------------------------
                                 AllianceBernstein        AllianceBernstein       AllianceBernstein
                                International Value       Large Cap Growth        Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              -----------------------  ----------------------  ----------------------
                              Year ended December 31,  Year ended December 31, Year ended December 31,
                              -----------------------  ----------------------  ----------------------
                                  2006        2005        2006        2005        2006        2005
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (156,357)    (70,033)   (526,400)   (494,351)   (123,555)   (124,808)
   Net realized gain
     (loss) on
     investments.............   3,840,186     199,500     902,773     497,461     965,326     826,873
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  10,787,768   1,911,172  (1,277,529)  3,910,014    (293,819)   (711,171)
   Capital gain
     distributions...........     605,626      98,510          --          --          --          --
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  15,077,223   2,139,149    (901,156)  3,913,124     547,952      (9,106)
                              -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  41,715,337   5,886,434   2,027,340   1,932,759     123,917      41,213
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (114,233)    (27,862)   (126,110)   (169,768)    (74,530)    (50,947)
     Surrenders..............  (3,234,549)   (414,055) (2,957,371) (2,152,300)   (723,573)   (696,728)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (84,466)    (21,024)    (60,725)    (55,967)     (9,753)    (10,459)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   4,062,152   1,249,640     555,193     (47,453)    250,428      85,128
     Transfers (to) from
       other subaccounts.....  19,597,949  12,484,657  (1,398,322)   (764,669)    187,472  (2,547,923)
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  61,942,190  19,157,790  (1,959,995) (1,257,398)   (246,039) (3,179,716)
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  77,019,413  21,296,939  (2,861,151)  2,655,726     301,913  (3,188,822)
Net assets at beginning
  of year....................  21,933,803     636,864  35,073,470  32,417,744   7,351,702  10,540,524
                              -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                              ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   7,869,628   2,417,169     917,429   1,012,698     973,694     404,158
   Units redeemed............  (3,229,131)   (655,981) (1,293,435) (1,309,814) (1,010,454)   (799,870)
                              -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   4,640,497   1,761,188    (376,006)   (297,116)    (36,760)   (395,711)
                              ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc.
                              -------------------------------------------------
                              VP Income & Growth VP International   VP Ultra(R)
                               Fund -- Class I   Fund -- Class I  Fund -- Class I
                              ----------------   --------------   ---------------
                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                              ----------------   --------------   ---------------
                                2006      2005      2006     2005   2006    2005
                              --------   ------  ---------   ---- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (606)    (118)    (7,364)   (1)  (1,079)   (223)
   Net realized gain
     (loss) on
     investments.............    6,668       32     18,169    --     (500)    190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,482    1,290    121,801    22   (1,423)  2,269
   Capital gain
     distributions...........       --       --         --    --       --      --
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   15,544    1,204    132,606    21   (3,002)  2,236
                              --------   ------  ---------   ---  -------  ------
From capital
  transactions:
   Net premiums..............   71,672   34,305  1,328,164    --   14,074  40,344
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --         --    --       --      --
     Surrenders..............   (4,539)    (141)   (70,369)   --     (376)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173)     (10)       (19)   --     (340)    (20)
     Capital
       contribution
       (withdrawal)..........       --       --         --    --       --      --
     Transfers (to) from
       the Guarantee
       Account...............   15,641    1,437    217,302   907     (817)   (115)
     Transfers (to) from
       other subaccounts.....   (2,771)      --    (52,739)   31    6,890  (1,804)
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   79,830   35,591  1,422,339   938   19,431  38,405
                              --------   ------  ---------   ---  -------  ------
Increase (decrease) in
  net assets.................   95,374   36,795  1,554,945   959   16,429  40,641
Net assets at beginning
  of year....................   40,135    3,340        959    --   43,971   3,330
                              --------   ------  ---------   ---  -------  ------
Net assets at end of
  period..................... $135,509   40,135  1,555,904   959   60,400  43,971
                              ========   ======  =========   ===  =======  ======
Changes in units (note
  5):
   Units purchased...........   76,787    2,598    160,670    60   87,526   3,988
   Units redeemed............  (69,614)     (14)   (49,569)   --  (85,724)   (303)
                              --------   ------  ---------   ---  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,173    2,583    111,101    60    1,802   3,685
                              ========   ======  =========   ===  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                 (continued)               Portfolios II, Inc.      Series Funds, Inc.
                              ------------------------  ------------------------  -------------------------
                                  VP Value               VP Inflation Protection  BlackRock Basic Value V.I.
                               Fund -- Class I              Fund -- Class II      Fund -- Class III Shares
                              ------------------------  ------------------------  -------------------------
                                                                     Period from
                                 Year ended              Year ended  April 29 to        Year ended
                                December 31,            December 31, December 31,      December 31,
                              ------------------------  ------------ ------------ -------------------------
                                2006         2005           2006         2005        2006          2005
                                --------      ------    ------------ ------------  ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    952         828          48,355       29,888      202,382      398,057
   Net realized gain
     (loss) on
     investments.............    8,092           5         (22,687)      (8,539)     257,193       22,777
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,504        (855)        (19,319)     (19,961)      57,809     (309,362)
   Capital gain
     distributions...........    2,143         745              --           --    1,134,713        4,124
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   25,691         723           6,349        1,388    1,652,097      115,596
                                --------      ------     ---------    ---------    ----------    ---------
From capital
  transactions:
   Net premiums..............  189,354          --       1,811,669      936,642    2,579,911    2,463,321
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --          --              --           --           --      (41,486)
     Surrenders..............  (14,381)         --        (134,291)     (56,115)    (379,950)     (28,648)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (325)         --          (3,631)        (496)     (19,635)     (10,210)
     Capital
       contribution
       (withdrawal)..........       --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   67,192      13,251         154,250       76,506      621,250      191,026
     Transfers (to) from
       other subaccounts.....    6,459       2,947         349,611      735,177    2,976,845      405,153
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  248,299      16,198       2,177,608    1,691,714    5,778,421    2,979,156
                                --------      ------     ---------    ---------    ----------    ---------
Increase (decrease) in
  net assets.................  273,990      16,921       2,183,957    1,693,102    7,430,518    3,094,752
Net assets at beginning
  of year....................   33,833      16,912       1,693,102           --    5,730,922    2,636,170
                                --------      ------     ---------    ---------    ----------    ---------
Net assets at end of
  period..................... $307,823      33,833       3,877,059    1,693,102   13,161,440    5,730,922
                                ========      ======     =========    =========    ==========    =========
Changes in units (note
  5):
   Units purchased...........   93,595       1,127         480,670      236,707      869,882      358,035
   Units redeemed............  (73,897)         --        (261,252)     (66,621)    (385,555)     (76,519)
                                --------      ------     ---------    ---------    ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   19,698       1,127         219,418      170,086      484,327      281,516
                                ========      ======     =========    =========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                                                             BlackRock Large Cap      BlackRock Value
                              BlackRock Global Allocation    Growth V.I. Fund --  Opportunities V.I. Fund --
                              V.I. Fund -- Class III Shares   Class III Shares       Class III Shares
                              ----------------------------  --------------------  -------------------------
                                             Period from
                               Year ended    April 29 to         Year ended             Year ended
                              December 31,   December 31,       December 31,           December 31,
                              ------------   ------------   --------------------  -------------------------
                                  2006           2005          2006       2005       2006          2005
                              ------------   ------------   ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,245,134        15,248       (40,587)   (12,519)  3,220,182     1,620,169
   Net realized gain
     (loss) on
     investments.............     307,456        10,691      (114,318)    19,685  (2,313,804)     (100,569)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,022,155)       23,281       107,174     80,757  (3,824,951)   (1,236,615)
   Capital gain
     distributions...........   2,434,361            --            --         --   3,311,617        75,066
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,964,796        49,220       (47,731)    87,923     393,044       358,051
                              -----------     ---------     ---------  ---------   ----------   ----------
From capital
  transactions:
   Net premiums..............  53,701,264       883,033       683,708    519,162   2,010,592     1,492,253
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --            --        (6,203)        --     (19,901)       (6,575)
     Surrenders..............  (2,673,165)      (49,538)     (113,207)   (20,191)   (223,072)     (153,990)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (5,233)         (235)       (6,016)      (623)    (15,024)       (4,254)
     Capital
       contribution
       (withdrawal)..........          --            --            --         --          --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,450,396        67,881       132,942     71,443     157,602       190,194
     Transfers (to) from
       other subaccounts.....   2,740,452        72,197     1,037,871    196,658     358,045     1,312,694
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  56,213,714       973,338     1,729,095    766,449   2,268,242     2,830,322
                              -----------     ---------     ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets.................  59,178,510     1,022,558     1,681,364    854,372   2,661,286     3,188,373
Net assets at beginning
  of year....................   1,022,558            --     1,230,439    376,067   4,538,796     1,350,423
                              -----------     ---------     ---------  ---------   ----------   ----------
Net assets at end of
  period..................... $60,201,068     1,022,558     2,911,803  1,230,439   7,200,082     4,538,796
                              ===========     =========     =========  =========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   6,465,143       150,309       526,431     94,925   1,375,575       369,677
   Units redeemed............  (1,393,491)      (57,820)     (396,381)   (25,334) (1,207,171)     (115,418)
                              -----------     ---------     ---------  ---------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   5,071,652        92,489       130,050     69,591     168,404       254,259
                              ===========     =========     =========  =========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A        Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2006        2005         2006          2005
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (901,408)   (675,527)    (222,754)     (258,540)
   Net realized gain
     (loss) on
     investments.............   2,095,897   1,762,433    5,732,254     2,012,858
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     991,434   1,832,949    8,089,434     6,047,141
   Capital gain
     distributions...........          --          --    1,748,038       482,368
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,185,923   2,919,855   15,346,972     8,283,827
                              -----------  ----------   -----------   ----------
From capital
  transactions:
   Net premiums..............   9,078,185  10,983,250   27,361,328    12,871,395
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (172,653)    (54,517)    (296,544)      (90,525)
     Surrenders..............  (3,169,341) (1,802,997)  (3,977,503)   (2,159,340)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (126,885)   (101,348)    (148,992)      (92,511)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,055,469   2,261,997    4,239,707     1,836,168
     Transfers (to) from
       other subaccounts.....  (5,135,399)  3,169,372    3,350,321       141,453
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,529,376  14,455,757   30,528,317    12,506,640
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets.................   4,715,299  17,375,612   45,875,289    20,790,467
Net assets at beginning
  of year....................  52,571,215  35,195,603   55,310,544    34,520,077
                              -----------  ----------   -----------   ----------
Net assets at end of
  period..................... $57,286,514  52,571,215  101,185,833    55,310,544
                              ===========  ==========   ===========   ==========
Changes in units (note
  5):
   Units purchased...........   1,906,220   2,555,571    4,315,286     2,643,215
   Units redeemed............  (1,704,501) (1,466,867)  (2,293,313)   (1,735,572)
                              -----------  ----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     201,719   1,088,704    2,021,973       907,643
                              ===========  ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended              Year ended
                                December 31,          December 31,            December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005        2006         2005
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    300       (96)     6,655        957      (77,565)     (84,596)
   Net realized gain
     (loss) on
     investments.............     (952)      121         --         --      (26,861)     (67,354)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,324     1,481         --         --      491,605      257,570
   Capital gain
     distributions...........    3,340         6         --         --           --           --
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    5,012     1,512      6,655        957      387,179      105,620
                               --------   ------    --------    -------    ---------   ---------
From capital
  transactions:
   Net premiums..............   12,358    33,964    115,876    109,776        6,023        6,433
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --    (71,889)        --       (2,923)          --
     Surrenders..............   (1,516)       --   (164,334)    (5,621)    (428,187)    (192,416)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (102)      (15)      (430)       (91)     (15,856)     (15,624)
     Capital
       contribution
       (withdrawal)..........       --        --         --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............  105,722       118     24,031      1,292        1,586      (17,112)
     Transfers (to) from
       other subaccounts.....    4,804    (6,123)   492,113     (9,466)    (111,032)    (166,944)
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  121,266    27,944    395,367     95,890     (550,389)    (385,663)
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets.................  126,278    29,456    402,022     96,847     (163,210)    (280,043)
Net assets at beginning
  of year....................   30,855     1,399    121,116     24,269    5,535,058    5,815,101
                               --------   ------    --------    -------    ---------   ---------
Net assets at end of
  period..................... $157,133    30,855    523,138    121,116    5,371,848    5,535,058
                               ========   ======    ========    =======    =========   =========
Changes in units (note
  5):
   Units purchased...........   10,605     2,118     90,128     10,280       17,746       20,143
   Units redeemed............   (2,648)       --    (51,439)      (635)    (105,431)     (83,360)
                               --------   ------    --------    -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,957     2,118     38,689      9,645      (87,685)     (63,217)
                               ========   ======    ========    =======    =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          DWS Variable Series II
                              ----------------------------------------------
                              DWS Dreman High  DWS Dreman Small
                               Return Equity    Mid Cap Value   DWS Technology
                               VIP -- Class B  VIP -- Class B   VIP --  Class B
                                   Shares          Shares           Shares
                              ---------------  --------------   -------------
                                 Year ended      Year ended       Year ended
                                December 31,    December 31,     December 31,
                              ---------------  --------------   -------------
                                2006     2005   2006     2005    2006     2005
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (792)    (5)   (567)     (38)   (130)    (14)
   Net realized gain
     (loss) on
     investments.............    5,013     25     159        3    (196)     (1)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,386    325   5,998      397     314      11
   Capital gain
     distributions...........    4,985     --   2,536       --      --      --
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........   13,592    345   8,126      362     (12)     (4)
                              --------  -----  ------   ------  ------   -----
From capital
  transactions:
   Net premiums..............   77,821     --  22,458    3,000   4,688   1,800
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --     --      --       --      --      --
     Surrenders..............     (943)    --  (2,262)      --    (140)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (37)    --    (185)      --     (19)     (1)
     Capital
       contribution
       (withdrawal)..........       --     --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   33,129  2,489  31,556    7,927      (2)     55
     Transfers (to) from
       other subaccounts.....      703    (95)    593      271   1,697   1,524
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  110,673  2,394  52,160   11,198   6,224   3,378
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets.................  124,265  2,739  60,286   11,560   6,212   3,374
Net assets at beginning
  of year....................    8,501  5,762  11,560       --   3,951     577
                              --------  -----  ------   ------  ------   -----
Net assets at end of
  period..................... $132,766  8,501  71,846   11,560  10,163   3,951
                              ========  =====  ======   ======  ======   =====
Changes in units (note
  5):
   Units purchased...........   20,157    170   3,536      634   1,049     383
   Units redeemed............  (11,768)   (13)   (680)      --    (578)   (134)
                              --------  -----  ------   ------  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    8,389    157   2,856      634     471     250
                              ========  =====  ======   ======  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              ------------------------------------------------  ----------------
                                  VT Floating-Rate        VT Worldwide Health   Evergreen VA Omega
                                     Income Fund             Sciences Fund       Fund -- Class 2
                              ------------------------  ----------------------  ----------------
                                           Period from
                               Year ended  April 29 to        Year ended           Year ended
                              December 31, December 31,      December 31,         December 31,
                              ------------ ------------ ----------------------  ----------------
                                  2006         2005        2006        2005       2006      2005
                              ------------ ------------ ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,927,018    1,116,060    (186,339)   (165,292)  (9,465)   (5,131)
   Net realized gain
     (loss) on
     investments.............     (50,823)      14,914     407,110     149,110   16,572     2,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (128,102)    (108,648)   (384,282)    713,062   30,505    23,260
   Capital gain
     distributions...........          --           --          --          --       --        --
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,748,093    1,022,326    (163,511)    696,880   37,612    20,587
                              -----------   ----------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............   3,649,114   11,238,737     958,217   1,368,961  145,194   300,844
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (351,226)     (48,791)   (164,830)    (21,074)      --        --
     Surrenders..............  (2,504,315)  (2,673,215)   (987,613) (1,050,085)  (1,881)      (32)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (98,044)     (71,989)    (29,513)    (27,300)  (1,652)     (445)
     Capital
       contribution
       (withdrawal)..........          --           --          --          --       --        --
     Transfers (to) from
       the Guarantee
       Account...............   1,593,749      917,396     447,554     499,631  102,239       771
     Transfers (to) from
       other subaccounts.....  (2,307,995)   3,511,991    (448,514)    210,975  (43,276)   14,827
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (18,717)  12,874,129    (224,699)    981,108  200,624   315,965
                              -----------   ----------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   1,729,376   13,896,455    (388,210)  1,677,988  238,236   336,552
Net assets at beginning
  of year....................  45,014,907   31,118,452  11,959,087  10,281,099  485,196   148,644
                              -----------   ----------  ----------  ----------  -------   -------
Net assets at end of
  period..................... $46,744,283   45,014,907  11,570,877  11,959,087  723,432   485,196
                              ===========   ==========  ==========  ==========  =======   =======
Changes in units (note
  5):
   Units purchased...........   1,428,870    3,637,086     347,691     349,636   73,990    64,176
   Units redeemed............  (1,430,397)  (2,377,957)   (362,241)   (263,210) (54,629)  (33,379)
                              -----------   ----------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (1,527)   1,259,129     (14,550)     86,427   19,361    30,797
                              ===========   ==========  ==========  ==========  =======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                                 ---------------------------------------------------------------------------
                                 Federated American Leaders    Federated Capital    Federated High Income Bond
                                 Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                                 -------------------------  ----------------------  ------------------------
                                  Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -------------------------  ----------------------  ------------------------
                                     2006          2005        2006        2005         2006          2005
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    391,773       93,085     859,208     867,002    3,438,288     4,120,774
   Net realized gain
     (loss) on
     investments................      967,733    1,740,378    (410,088) (1,039,610)    (710,749)       62,330
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     (693,410)     (56,061)  1,996,470   1,123,993    1,237,335    (3,602,471)
   Capital gain
     distributions..............    5,770,136           --          --          --           --            --
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations.............    6,436,232    1,777,402   2,445,590     951,385    3,964,874       580,633
                                 ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums.................       38,390       69,770      45,840      28,094       34,202       138,168
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits.............     (433,790)    (474,359)   (393,002)   (323,560)    (474,667)     (540,406)
     Surrenders.................  (10,229,030) (10,875,908) (4,038,876) (3,782,777)  (9,465,709)  (10,448,785)
     Cost of insurance
       and
       administrative
       expense (note 4a)........      (57,814)     (70,356)    (22,549)    (25,530)     (46,689)      (58,810)
     Capital
       contribution
       (withdrawal).............           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account..................     (123,086)    (323,507)     98,111    (115,979)     156,207        83,720
     Transfers (to) from
       other subaccounts........   (2,068,924)  (2,345,251)  1,026,486  (1,258,338)  (1,510,495)   (6,187,760)
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (12,874,254) (14,019,611) (3,283,990) (5,478,090) (11,307,151)  (17,013,873)
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets....................   (6,438,022) (12,242,209)   (838,400) (4,526,705)  (7,342,277)  (16,433,240)
Net assets at beginning
  of year.......................   51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                                 ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period........................ $ 45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                                 ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased..............      185,395      284,866     470,971     177,943    1,180,631     1,584,822
   Units redeemed...............     (969,839)  (1,190,947)   (688,416)   (636,138)  (1,881,528)   (2,694,324)
                                 ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005...................     (784,444)    (906,081)   (217,445)   (458,195)    (700,897)   (1,109,502)
                                 ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II  -- Service Shares Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2006         2005         2006         2005
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,633,494    2,820,681     (437,730)    (550,204)
   Net realized gain
     (loss) on
     investments.............    (220,548)     145,595    2,523,616    1,557,737
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,048,937   (2,731,051)   3,156,589    2,466,498
   Capital gain
     distributions...........          --           --      346,487       43,578
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,461,883      235,225    5,588,962    3,517,609
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,350,337    3,325,266    5,607,030    8,324,896
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (210,172)    (353,470)    (182,344)     (40,612)
     Surrenders..............  (2,822,217)  (3,264,213)  (2,202,242)  (1,930,162)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (77,803)     (79,815)    (135,082)    (101,313)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,037,646    2,430,203    1,699,462    1,242,983
     Transfers (to) from
       other subaccounts.....  (1,757,821)  (7,670,475)  (2,595,369)    (897,172)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,480,030)  (5,612,504)   2,191,455    6,598,620
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................     981,853   (5,377,279)   7,780,417   10,116,229
Net assets at beginning
  of year....................  40,900,666   46,277,945   42,072,349   31,956,120
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $41,882,519   40,900,666   49,852,766   42,072,349
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........     983,287    2,039,529    1,095,122    1,441,428
   Units redeemed............  (1,180,169)  (2,480,548)    (964,360)  (1,000,131)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (196,882)    (441,019)     130,762      441,296
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/   VIP Balanced
                                     Portfolio --             Portfolio --        Portfolio --
                                    Initial Class            Service Class 2     Service Class 2
                              -------------------------  ----------------------  ---------------
                                                                                   Period from
                                      Year ended               Year ended           May 1 to
                                     December 31,             December 31,        December 31,
                              -------------------------  ----------------------  ---------------
                                  2006          2005        2006        2005          2006
                              ------------  -----------  ----------  ----------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,061    2,640,821      (1,929)    (15,531)     (122,416)
   Net realized gain
     (loss) on
     investments.............      462,617   (1,188,077)   (578,566)     48,475        97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,986,288    2,185,790     885,254     431,132       889,425
   Capital gain
     distributions...........           --           --          --          --            --
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    7,571,966    3,638,534     304,759     464,076       864,847
                              ------------  -----------  ----------  ----------    ----------
From capital
  transactions:
   Net premiums..............      112,304      555,729   8,492,196  10,641,733    17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,829,448)  (2,145,409)     (2,194)         --            --
     Surrenders..............  (23,150,247) (29,939,793) (1,587,544)   (381,612)     (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,810)    (162,094)    (35,158)     (9,909)         (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --            --
     Transfers (to) from
       the Guarantee
       Account...............     (272,784)    (425,994)    362,227     390,289       551,691
     Transfers (to) from
       other subaccounts.....   (2,450,888)  (3,973,838)    874,257     613,158       383,641
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (27,722,873) (36,091,399)  8,103,784  11,253,659    17,794,914
                              ------------  -----------  ----------  ----------    ----------
Increase (decrease) in
  net assets.................  (20,150,907) (32,452,865)  8,408,543  11,717,735    18,659,761
Net assets at beginning
  of year....................  145,424,657  177,877,522  18,085,643   6,367,908            --
                              ------------  -----------  ----------  ----------    ----------
Net assets at end of
  period..................... $125,273,750  145,424,657  26,494,186  18,085,643    18,659,761
                              ============  ===========  ==========  ==========    ==========
Changes in units (note
  5):
   Units purchased...........      405,004      325,641   3,967,759   1,435,592     2,400,032
   Units redeemed............   (1,409,886)  (1,703,032) (3,280,268)   (332,291)     (603,141)
                              ------------  -----------  ----------  ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,004,882)  (1,377,391)    687,491   1,103,301     1,796,891
                              ============  ===========  ==========  ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2006          2005         2006         2005        2006       2005
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (610,166)  (4,182,115)  (1,039,663)  (2,169,092)   (58,992)   (28,661)
   Net realized gain
     (loss) on
     investments.............   35,145,850   22,358,980   16,040,871    7,957,261    405,741     35,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (27,676,825)  34,998,283  (13,621,400)  16,467,459     19,620    318,421
   Capital gain
     distributions...........   29,573,212           --   17,672,286           --    132,567         --
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   36,432,071   53,175,148   19,052,094   22,255,628    498,936    325,422
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      660,596      509,087   29,594,092   19,465,047    894,541    486,861
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,954,315)  (2,435,860)    (612,053)    (809,243)        --         --
     Surrenders..............  (69,932,464) (60,296,284) (13,462,856) (10,331,527)  (266,355)   (64,633)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (409,271)    (408,311)    (381,354)    (275,112)   (11,212)    (3,902)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (726,051)    (207,877)   7,949,528    3,383,885    243,665    174,793
     Transfers (to) from
       other subaccounts.....    8,501,326   31,639,685   (6,389,223)  27,002,705   (177,298) 1,516,937
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,860,179) (31,199,560)  16,698,134   38,435,755    683,341  2,110,056
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (29,428,108)  21,975,588   35,750,228   60,691,383  1,182,277  2,435,478
Net assets at beginning
  of year....................  395,148,552  373,172,964  186,830,025  126,138,642  3,783,570  1,348,092
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ============  ===========  ===========  ===========  =========  =========
Changes in units (note
  5):
   Units purchased...........    3,506,738    4,329,736    7,647,736    6,849,673    379,747    195,452
   Units redeemed............   (5,730,971)  (4,997,098)  (6,545,893)  (3,648,508)  (333,428)   (39,593)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,224,233)    (667,363)   1,101,843    3,201,165     46,319    155,860
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2006          2005         2006         2005         2006         2005
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 11,231,960    2,982,352    4,064,634      377,371     (368,938)     143,622
   Net realized gain
     (loss) on
     investments.............   14,063,975   11,508,470    5,237,139    3,223,975    2,361,662      488,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,537,103) (12,423,503)    (742,658)  (2,554,282)   3,994,212    3,856,306
   Capital gain
     distributions...........   37,279,688   12,864,072   16,693,893    4,212,963    2,015,877           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   59,038,520   14,931,391   25,253,008    5,260,027    8,002,813    4,488,192
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      327,117      526,769    7,945,377    9,303,741       58,030       53,696
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (5,108,636)  (5,998,093)    (914,515)  (1,162,669)  (1,128,842)    (623,581)
     Surrenders..............  (63,580,593) (68,276,641) (11,069,030)  (8,738,237) (13,209,707) (14,429,389)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (328,524)    (385,125)    (266,716)    (238,289)     (97,951)    (116,188)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............       12,109   (1,665,644)   2,969,816    1,655,280     (847,427)    (983,407)
     Transfers (to) from
       other subaccounts.....    3,068,229   (2,254,131)   3,129,602     (586,942)  (2,690,767)  (4,909,204)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,610,298) (78,052,865)   1,794,534      232,884  (17,916,664) (21,008,073)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (6,571,778) (63,121,474)  27,047,542    5,492,911   (9,913,851) (16,519,881)
Net assets at beginning
  of year....................  360,948,680  424,070,154  140,869,677  135,376,766   80,236,373   96,756,254
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    1,885,012    2,088,567    2,971,139    2,492,633      522,651      804,268
   Units redeemed............   (3,438,809)  (4,271,978)  (2,876,727)  (2,530,425)  (1,778,977)  (2,431,952)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,553,797)  (2,183,411)      94,412      (37,792)  (1,256,326)  (1,627,684)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Growth & Income    VIP Growth Opportunities        VIP Growth
                                    Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2           Initial Class             Initial Class
                              -----------------------  ----------------------   ------------------------
                                     Year ended              Year ended                Year ended
                                    December 31,            December 31,              December 31,
                              -----------------------  ----------------------   ------------------------
                                  2006        2005        2006         2005         2006         2005
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (277,638)    (67,180)   (149,837)    (126,641)  (1,662,549)  (1,711,587)
   Net realized gain
     (loss) on
     investments.............   1,064,502     611,883     282,662     (300,072)    (387,510)  (7,078,730)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,816,077   1,213,222     529,851    2,205,804   10,817,982   15,964,684
   Capital gain
     distributions...........     840,342          --          --           --           --           --
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,443,283   1,757,925     662,676    1,779,091    8,767,923    7,174,367
                              -----------  ----------  ----------   ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,653,020   1,808,946      23,641       17,632      292,492      403,484
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (226,374)   (155,306)   (350,037)    (534,955)  (1,964,721)  (1,220,131)
     Surrenders..............  (3,065,058) (2,579,616) (4,350,238)  (4,548,551) (29,177,439) (33,326,326)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (67,504)    (62,234)    (28,358)     (35,963)    (188,976)    (239,055)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     133,144      70,697     (74,939)    (168,870)    (541,248)  (1,274,158)
     Transfers (to) from
       other subaccounts.....  (1,286,696) (1,326,025) (1,821,362)    (692,146)  (9,571,006) (16,282,139)
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,859,468) (2,243,538) (6,601,293)  (5,962,853) (41,150,898) (51,938,325)
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets.................     583,815    (485,613) (5,938,617)  (4,183,762) (32,382,975) (44,763,958)
Net assets at beginning
  of year....................  32,441,046  32,926,659  26,578,324   30,762,086  187,624,971  232,388,929
                              -----------  ----------  ----------   ----------  -----------  -----------
Net assets at end of
  period..................... $33,024,861  32,441,046  20,639,707   26,578,324  155,241,996  187,624,971
                              ===========  ==========  ==========   ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     386,043     488,891     346,015      467,525      479,201      997,345
   Units redeemed............    (683,543)   (741,115)   (999,777)  (1,059,049)  (2,300,275)  (3,545,779)
                              -----------  ----------  ----------   ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (297,500)   (252,224)   (653,762)    (591,525)  (1,821,074)  (2,548,435)
                              ===========  ==========  ==========   ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                     VIP Growth          VIP Mid Cap          VIP Mid Cap
                                    Portfolio --        Portfolio --         Portfolio --
                                  Service Class 2       Initial Class       Service Class 2
                              -----------------------  --------------  ------------------------
                                     Year ended          Year ended           Year ended
                                    December 31,        December 31,         December 31,
                              -----------------------  --------------  ------------------------
                                  2006        2005      2006    2005       2006         2005
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (726,863)   (656,622)    243    (247)    (723,824)  (3,248,110)
   Net realized gain
     (loss) on
     investments.............   1,710,965     807,023   1,129   3,159   21,105,444   15,265,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,395,056   1,672,920  (1,142)  1,814  (21,981,672)  18,051,962
   Capital gain
     distributions...........          --          --   4,226     483   27,625,293    3,256,577
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,379,158   1,823,321   4,456   5,209   26,025,241   33,326,045
                              -----------  ----------  ------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,876,857   3,451,714   3,320   1,361   15,029,333   16,409,098
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (369,995)   (276,247)     --      --   (1,583,184)    (980,336)
     Surrenders..............  (3,859,336) (4,241,790)     --  (8,409) (24,291,983) (17,715,214)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,040)    (95,066)     --      --     (442,443)    (358,975)
     Capital
       contribution
       (withdrawal)..........          --          --      --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     265,321     182,574      16      36    4,176,147    2,282,384
     Transfers (to) from
       other subaccounts.....  (3,943,137) (3,725,721)    450   2,153  (23,572,382)  29,065,829
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,125,330) (4,704,536)  3,786  (4,859) (30,684,512)  28,702,786
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,746,172) (2,881,215)  8,242     350   (4,659,271)  62,028,831
Net assets at beginning
  of year....................  52,414,710  55,295,925  37,764  37,414  253,445,336  191,416,505
                              -----------  ----------  ------  ------  -----------  -----------
Net assets at end of
  period..................... $49,668,538  52,414,710  46,006  37,764  248,786,065  253,445,336
                              ===========  ==========  ======  ======  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,073,972   1,095,045     319     284    4,627,939    5,993,579
   Units redeemed............  (1,844,630) (1,948,938)   (141)   (608)  (6,180,172)  (4,288,166)
                              -----------  ----------  ------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (770,658)   (853,893)    178    (325)  (1,552,233)   1,705,413
                              ===========  ==========  ======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------
                                     VIP Overseas            VIP Value Strategies
                                     Portfolio --                Portfolio --
                                    Initial Class               Service Class 2
                              ---------------------------  --------------------------
                                                                         Period from
                                      Year ended            Year ended   April 29 to
                                     December 31,          December 31,  December 31,
                              ---------------------------  ------------  ------------
                                  2006           2005          2006          2005
                              ------------   -----------   ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    106,607      (141,489)      18,955       (32,588)
   Net realized gain
     (loss) on
     investments.............    9,203,685     4,899,767      (48,196)       14,448
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,807,678     8,099,479       53,785        52,602
   Capital gain
     distributions...........           --            --      460,680        52,042
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,117,970    12,857,757      485,224        86,504
                              ------------   -----------    ---------     ---------
From capital
  transactions:
   Net premiums..............      121,391        78,322    1,218,731     1,028,016
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (914,515)     (305,298)      (3,666)      (29,233)
     Surrenders..............  (12,989,293)  (10,805,430)    (102,468)      (61,471)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (83,104)      (78,759)      (8,169)       (4,838)
     Capital
       contribution
       (withdrawal)..........           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (36,414)     (272,957)     157,656       107,813
     Transfers (to) from
       other subaccounts.....    5,039,668      (183,606)    (371,507)      164,401
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (8,862,267)  (11,567,728)     890,577     1,204,688
                              ------------   -----------    ---------     ---------
Increase (decrease) in
  net assets.................    4,255,703     1,290,029    1,375,801     1,291,192
Net assets at beginning
  of year....................   85,082,459    83,792,430    2,885,830     1,594,638
                              ------------   -----------    ---------     ---------
Net assets at end of
  period..................... $ 89,338,162    85,082,459    4,261,631     2,885,830
                              ============   ===========    =========     =========
Changes in units (note
  5):
   Units purchased...........    1,215,262       922,479      252,046       179,118
   Units redeemed............   (1,509,733)   (1,485,945)    (177,591)      (66,721)
                              ------------   -----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (294,471)     (563,466)      74,455       112,397
                              ============   ===========    =========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                         Franklin Large Cap
                              Franklin Income Securities  Growth Securities  Mutual Shares Securities
                                       Fund --                 Fund --             Fund --
                                    Class 2 Shares         Class 2 Shares      Class 2 Shares
                              -------------------------  ------------------  -----------------------
                                            Period from
                               Year ended   April 29 to      Year ended          Year ended
                              December 31,  December 31,    December 31,        December 31,
                              ------------  ------------ ------------------  -----------------------
                                  2006          2005        2006      2005      2006         2005
                              ------------  ------------ ---------  -------   ----------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,698,906     (164,320)    (5,388)    (135)    (98,715)       (86)
   Net realized gain
     (loss) on
     investments.............    4,167,799     (144,897)    11,190     (693)    226,739         86
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   25,599,850      116,975     51,745      600   1,578,879      1,021
   Capital gain
     distributions...........      610,960           --         --       --      36,634         --
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         operations..........   34,077,515     (192,242)    57,547     (228)  1,743,537      1,021
                              ------------   ----------  ---------  -------   ----------     ------
From capital
  transactions:
   Net premiums..............  284,437,969   54,506,371    955,032   42,002  13,129,042     28,967
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (456,987)      (4,591)        --       --     (86,409)        --
     Surrenders..............  (14,327,216)    (322,561)   (51,947)    (803)   (681,606)      (673)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (139,566)      (8,560)      (217)      (6)    (10,450)        --
     Capital
       contribution
       (withdrawal)..........           --           --         --       --          --         --
     Transfers (to) from
       the Guarantee
       Account...............   12,484,929    1,600,357    150,668    6,866   1,576,374     33,928
     Transfers (to) from
       other subaccounts.....   32,280,515    4,629,142    (16,693)  (4,416) 12,259,378      2,025
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  314,279,644   60,400,158  1,036,843   43,643  26,186,329     64,247
                              ------------   ----------  ---------  -------   ----------     ------
Increase (decrease) in
  net assets.................  348,357,159   60,207,916  1,094,390   43,415  27,929,866     65,268
Net assets at beginning
  of year....................   60,207,916           --     44,653    1,238      65,268         --
                              ------------   ----------  ---------  -------   ----------     ------
Net assets at end of
  period..................... $408,565,075   60,207,916  1,139,043   44,653  27,995,134     65,268
                              ============   ==========  =========  =======   ==========     ======
Changes in units (note
  5):
   Units purchased...........   46,393,122    9,201,510    126,764   23,608   2,608,960      7,162
   Units redeemed............  (17,190,202)  (3,276,627)   (34,625) (19,978)   (633,720)    (2,659)
                              ------------   ----------  ---------  -------   ----------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   29,202,920    5,924,883     92,139    3,631   1,975,240      4,503
                              ============   ==========  =========  =======   ==========     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------
                                                                              Templeton Global
                                 Templeton Foreign         Templeton Foreign  Asset Allocation
                                 Securities Fund --       Securities Fund --      Fund --
                                   Class 1 Shares           Class 2 Shares     Class 2 Shares
                              -----------------------     ------------------  ---------------
                                     Year ended               Year ended         Year ended
                                    December 31,             December 31,       December 31,
                              -----------------------     ------------------  ---------------
                                  2006           2005        2006      2005     2006    2005
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (23,656)        (9,954)    (7,293)     (48)   1,161      23
   Net realized gain
     (loss) on
     investments.............     844,285         83,922     37,548    6,103       61      (2)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,421,294      1,057,362    116,370     (620)  11,585      29
   Capital gain
     distributions...........          --             --         --       --    1,838      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,241,923      1,131,330    146,625    5,435   14,645      50
                              -----------     ----------  ---------  -------  -------  ------
From capital
  transactions:
   Net premiums..............      54,746         93,858  1,599,864   27,619   41,452   1,679
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (127,677)      (180,375)        --       --       --      --
     Surrenders..............  (2,812,396)    (1,059,930)   (79,348) (17,796)  (1,428)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,531)        (9,171)      (191)      (3)      (6)     --
     Capital
       contribution
       (withdrawal)..........          --             --         --       --       --      --
     Transfers (to) from
       the Guarantee
       Account...............     483,024        468,459    220,831    3,175  123,984       1
     Transfers (to) from
       other subaccounts.....   5,081,081     14,403,621    (44,211)    (208)   4,859      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,660,247     13,716,462  1,696,945   12,787  168,861   1,680
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets.................   5,902,170     14,847,792  1,843,570   18,222  183,506   1,730
Net assets at beginning
  of year....................  15,007,628        159,836     41,824   23,602    1,730      --
                              -----------     ----------  ---------  -------  -------  ------
Net assets at end of
  period..................... $20,909,798     15,007,628  1,885,394   41,824  185,236   1,730
                              ===========     ==========  =========  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........     827,621      1,712,295    239,459   13,152   11,318   1,712
   Units redeemed............    (609,131)      (379,571)  (107,904) (11,714)    (873) (1,594)
                              -----------     ----------  ---------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     218,490      1,332,723    131,555    1,437   10,445     118
                              ===========     ==========  =========  =======  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products
                                         Trust (continued)
                              ---------------------------------------------
                                 Templeton Global         Templeton Growth
                                 Income Securities           Securities
                                      Fund --                 Fund --
                                  Class 1 Shares           Class 2 Shares
                              --------------------------  ----------------
                                                            Period from
                                    Year ended                May 1 to
                                   December 31,             December 31,
                              --------------------------  ----------------
                                  2006          2005            2006
                               -----------    ---------   ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   140,079       41,267         (25,315)
   Net realized gain
     (loss) on
     investments.............     133,413      (48,037)         48,012
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     627,401      (53,754)        480,334
   Capital gain
     distributions...........          --           --           5,001
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     900,893      (60,524)        508,032
                               -----------    ---------      ---------
From capital
  transactions:
   Net premiums..............      46,285       29,341       2,622,926
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (256,742)     (11,378)             --
     Surrenders..............  (1,874,342)    (833,557)       (138,558)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (8,766)      (3,973)         (2,583)
     Capital
       contribution
       (withdrawal)..........          --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     153,731       48,518         678,993
     Transfers (to) from
       other subaccounts.....     804,935    9,218,316       4,351,163
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,134,899)   8,447,267       7,511,941
                               -----------    ---------      ---------
Increase (decrease) in
  net assets.................    (234,006)   8,386,743       8,019,973
Net assets at beginning
  of year....................   8,386,743           --              --
                               -----------    ---------      ---------
Net assets at end of
  period..................... $ 8,152,737    8,386,743       8,019,973
                               ===========    =========      =========
Changes in units (note
  5):
   Units purchased...........     259,472    1,068,478         844,650
   Units redeemed............    (371,035)    (203,810)       (118,777)
                               -----------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (111,563)     864,668         725,873
                               ===========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                GE Investments Funds, Inc.
                              ----------------------------------------------------------------
                              Global Income
                                  Fund             Income Fund        International Equity Fund
                              ------------- ------------------------  ------------------------
                               Period from
                              January 1 to         Year ended               Year ended
                               August 25,         December 31,             December 31,
                              ------------- ------------------------  ------------------------
                                  2005          2006         2005        2006         2005
                              ------------- -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)   3,582,145    3,900,198     173,181       72,881
   Net realized gain
     (loss) on
     investments.............      830,976   (2,370,733)  (1,794,602) 14,737,971    2,193,830
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)   1,756,760   (1,584,089) (2,419,324)   5,848,893
   Capital gain
     distributions...........           --           --       72,723          --           --
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   2,968,172      594,230  12,491,828    8,115,604
                              ------------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396   23,530,627    4,707,358     107,587       97,992
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (15,860)  (1,576,977)    (818,907)   (250,232)    (179,328)
     Surrenders..............     (909,547) (17,742,019) (16,662,573) (7,083,451)  (4,745,394)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)    (155,231)    (171,184)    (39,985)     (32,406)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399    1,573,685     (252,127)    558,620       42,977
     Transfers (to) from
       other subaccounts.....   (7,000,827)  (1,214,675)  (5,891,467)  5,959,809    5,004,760
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)   4,415,410  (19,088,900)   (747,652)     188,601
                              ------------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)   7,383,582  (18,494,670) 11,744,176    8,304,205
Net assets at beginning
  of year....................   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ------------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --  115,519,266  108,135,684  64,895,359   53,151,183
                              ============  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450    4,721,396    1,908,610   2,529,905    2,015,804
   Units redeemed............     (710,623)  (3,882,953)  (3,326,262) (2,529,060)  (1,940,626)
                              ------------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (613,173)     838,443   (1,417,651)        845       75,179
                              ============  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------  -------------------------  ------------------------
                                  2006          2005         2006          2005         2006          2005
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (194,161)   1,768,607     7,702,531    3,475,936   (1,110,811)   (1,375,753)
   Net realized gain
     (loss) on
     investments.............   10,314,190    8,181,999            --           --    5,071,619     3,984,091
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (17,746,157)   2,146,394            --           --    2,721,615    (3,255,476)
   Capital gain
     distributions...........   20,696,579    8,244,222            --           --           --            --
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,070,451   20,341,222     7,702,531    3,475,936    6,682,423      (647,138)
                              ------------  -----------  ------------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    3,763,825    5,614,014    30,807,603   32,548,128    1,653,447     5,016,664
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,361,237)  (1,279,233)  (41,646,332) (22,274,201)    (417,322)     (506,913)
     Surrenders..............  (28,761,381) (24,537,116) (106,793,426) (87,907,351) (13,407,454)  (11,509,679)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (306,029)    (311,253)     (328,321)    (351,786)    (180,693)     (192,096)
     Capital
       contribution
       (withdrawal)..........           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      238,618       10,427     8,833,340  (10,129,155)     351,101      (255,418)
     Transfers (to) from
       other subaccounts.....  (15,907,831) (11,039,552)  127,620,075   55,936,622  (10,503,616)  (11,138,407)
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (42,334,035) (31,542,713)   18,492,939  (32,177,743) (22,504,537)  (18,585,849)
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................  (29,263,584) (11,201,491)   26,195,470  (28,701,807) (15,822,114)  (19,232,987)
Net assets at beginning
  of year....................  213,474,024  224,675,515   224,776,814  253,478,621  108,010,809   127,243,796
                              ------------  -----------  ------------  -----------  -----------   -----------
Net assets at end of
  period..................... $184,210,440  213,474,024   250,972,284  224,776,814   92,188,695   108,010,809
                              ============  ===========  ============  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,410,400    1,904,223    52,344,093   52,532,191    1,485,422     1,961,820
   Units redeemed............   (3,583,579)  (3,684,140)  (50,374,299) (54,687,115)  (3,717,315)   (3,874,226)
                              ------------  -----------  ------------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,173,179)  (1,779,917)    1,969,794   (2,154,924)  (2,231,893)   (1,912,406)
                              ============  ===========  ============  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2006           2005         2006         2005         2006         2005
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,703     5,487,558      246,742       41,635     (999,811)    (525,768)
   Net realized gain
     (loss) on
     investments.............    9,668,931     6,352,201   17,448,380    9,585,042    6,594,370    4,032,491
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,158,152    (8,565,373)  38,335,350    3,422,133   (6,045,745)   2,136,549
   Capital gain
     distributions...........   21,942,706     8,907,987           --           --   13,293,810    2,651,533
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   38,893,492    12,182,373   56,030,472   13,048,810   12,842,624    8,294,805
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    4,939,231     6,819,800    9,011,589   14,729,298    5,929,718    8,889,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,005,966)     (752,455)  (4,557,487)  (4,390,966)    (916,368)    (655,816)
     Surrenders..............  (23,233,129)  (19,166,304) (67,651,567) (72,359,265) (11,471,535)  (9,885,597)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (199,641)     (177,636)    (670,057)    (723,378)    (235,310)    (202,861)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,216,145       731,100    1,259,270      622,474    1,644,102    1,480,903
     Transfers (to) from
       other subaccounts.....   11,040,001    (2,823,978) (31,841,370) (26,971,699)  (9,540,067)   1,643,669
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (7,243,359)  (15,369,473) (94,449,622) (89,093,536) (14,589,460)   1,269,357
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   31,650,133    (3,187,100) (38,419,150) (76,044,726)  (1,746,836)   9,564,162
Net assets at beginning
  of year....................  134,194,253   137,381,353  467,251,773  543,296,499  118,862,587  109,298,425
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    2,094,685     2,083,890    3,396,724    5,399,459    2,235,076    3,170,104
   Units redeemed............   (2,146,932)   (2,475,591)  (8,456,017) (10,012,752)  (3,116,774)  (3,089,318)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (52,247)     (391,701)  (5,059,293)  (4,613,293)    (881,698)      80,786
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------------------
                                      Total Return          Total Return
                                        Fund --               Fund --
                                     Class 1 Shares        Class 3 Shares     U.S. Equity Fund         Value Equity Fund
                              ---------------------------  -------------- ------------------------  ----------------------
                                                            Period from
                                       Year ended             May 1 to           Year ended               Year ended
                                      December 31,          December 31,        December 31,             December 31,
                              ---------------------------  -------------- ------------------------  ----------------------
                                   2006           2005          2006          2006         2005        2006        2005
                              --------------  -----------  -------------- -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    2,997,637    3,307,194     4,153,625       (94,136)    (412,847)     75,131    (132,030)
   Net realized gain
     (loss) on
     investments.............     19,746,652    7,405,497     2,254,733     4,142,982    2,022,714   1,344,722     929,134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     91,289,040   (3,291,503)    9,269,391     7,728,301     (898,856)    965,199     (90,551)
   Capital gain
     distributions...........     17,259,181   14,418,610     4,602,348            --           --   2,784,164     128,803
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    131,292,510   21,839,798    20,280,097    11,777,147      711,011   5,169,216     835,356
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............    279,418,766  378,132,407   345,724,066     1,744,162    3,816,642     985,571   2,212,499
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (1,812,516)  (1,236,252)           --    (1,289,927)    (764,461)   (280,031)   (187,035)
     Surrenders..............    (64,796,019) (47,263,640)  (10,264,200)  (12,143,311)  (9,911,106) (2,786,769) (2,831,246)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,105,858)    (622,172)           --      (156,770)    (156,211)    (76,387)    (72,358)
     Capital
       contribution
       (withdrawal)..........             --           --            --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     80,596,354   71,128,451     9,387,416      (120,821)     (24,115)    226,566     227,058
     Transfers (to) from
       other subaccounts.....     (7,621,315)   5,416,622       785,673     3,052,303   (5,972,782) (1,169,838)   (508,052)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    284,679,412  405,555,416   345,632,955    (8,914,364) (13,012,033) (3,100,888) (1,159,134)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................    415,971,922  427,395,214   365,913,052     2,862,783  (12,301,022)  2,068,328    (323,778)
Net assets at beginning
  of year....................    926,604,528  499,209,314            --    89,486,172  101,787,194  34,230,441  34,554,219
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $1,342,576,450  926,604,528   365,913,052    92,348,955   89,486,172  36,298,769  34,230,441
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     54,663,813   53,491,982    46,672,813     1,979,639    1,219,733     341,988     600,291
   Units redeemed............    (28,622,542) (15,196,353)  (12,071,808)   (2,726,914)  (2,472,354)   (634,410)   (740,899)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     26,041,271   38,295,629    34,601,005      (747,275)  (1,252,621)   (292,422)   (140,608)
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2006        2005         2006         2005
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   128,591      52,127    2,382,884    2,835,320
   Net realized gain
     (loss) on
     investments.............   2,728,916   2,030,910   11,451,890   12,077,349
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,238,331  (1,221,935)  (2,950,257)  (8,339,724)
   Capital gain
     distributions...........   1,541,929          --   15,564,643   14,787,489
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   6,637,767     861,102   26,449,160   21,360,434
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      29,440      71,979    4,200,281    3,584,042
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (195,383)   (210,319)  (1,269,927)  (1,058,809)
     Surrenders..............  (7,214,975) (6,037,715) (31,658,795) (29,444,134)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (37,842)    (37,907)    (210,018)    (209,573)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      58,621      99,467      480,025    1,076,021
     Transfers (to) from
       other subaccounts.....   8,072,404   4,384,940  (13,995,958)  19,489,425
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     712,265  (1,729,555) (42,454,392)  (6,563,028)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   7,350,032    (868,453) (16,005,232)  14,797,406
Net assets at beginning
  of year....................  34,127,046  34,995,499  206,453,527  191,656,121
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $41,477,078  34,127,046  190,448,295  206,453,527
                              ===========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,418,684   1,366,747    2,337,399    3,482,260
   Units redeemed............  (1,418,968) (1,541,025)  (3,988,703)  (3,535,689)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................        (284)   (174,278)  (1,651,304)     (53,428)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           J.P. Morgan Series Trust II
                              --------------------------------------------------------
                                                 International Equity   Mid Cap Value
                                Bond Portfolio      Portfolio             Portfolio
                              -----------------  -------------------  ----------------
                                  Year ended        Year ended           Year ended
                                 December 31,      December 31,         December 31,
                              -----------------  -------------------  ----------------
                                2006      2005     2006      2005       2006     2005
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  7,125    2,351     (975)     (235)      (203)    (246)
   Net realized gain
     (loss) on
     investments.............   (1,130)    (869)   2,358         6      9,338    2,271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,722     (184)  14,336     3,015     11,040    1,524
   Capital gain
     distributions...........       --       68       --        --      1,714      154
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    8,717    1,366   15,719     2,786     21,889    3,703
                              --------  -------   -------    ------   -------  -------
From capital
  transactions:
   Net premiums..............  102,347   87,489   53,886    58,380     76,756   41,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --       --        --         --       --
     Surrenders..............   (7,292) (14,327)  (1,330)       --     (9,578) (16,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (869)    (184)    (416)       (1)      (547)     (32)
     Capital
       contribution
       (withdrawal)..........       --       --       --        --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   46,917   25,826    5,602    (6,180)    52,396   12,011
     Transfers (to) from
       other subaccounts.....   20,777    3,171   (7,703)   (6,067)   (22,099)     672
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  161,880  101,975   50,039    46,132     96,928   37,395
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets.................  170,597  103,341   65,758    48,918    118,817   41,098
Net assets at beginning
  of year....................  154,728   51,387   55,330     6,412     84,879   43,781
                              --------  -------   -------    ------   -------  -------
Net assets at end of
  period..................... $325,325  154,728  121,088    55,330    203,696   84,879
                              ========  =======   =======    ======   =======  =======
Changes in units (note
  5):
   Units purchased...........   21,548   10,693    5,904     5,485     74,847    6,985
   Units redeemed............   (5,779)    (764)  (1,766)   (1,019)   (67,418)  (3,640)
                              --------  -------   -------    ------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   15,769    9,928    4,138     4,466      7,429    3,345
                              ========  =======   =======    ======   =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)
                              --------------------------------------
                                    Small           U.S. Large Cap
                                   Company           Core Equity
                                  Portfolio           Portfolio
                              -------------------  -----------------
                                 Year ended           Year ended
                                December 31,         December 31,
                              -------------------  -----------------
                                2006       2005      2006     2005
                               --------   ------   -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (264)      (76)     (116)      (6)
   Net realized gain
     (loss) on
     investments.............    4,489       (22)    1,400      (71)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       54       384       457       91
   Capital gain
     distributions...........      687       326        --       --
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    4,966       612     1,741       14
                               --------   ------   -------   ------
From capital
  transactions:
   Net premiums..............    5,591    13,509    11,089    1,923
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --        --       --
     Surrenders..............   (2,088)       --    (1,813)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70)      (16)       --       --
     Capital
       contribution
       (withdrawal)..........       --        --        --       --
     Transfers (to) from
       the Guarantee
       Account...............    6,321    (2,490)    2,896   (5,237)
     Transfers (to) from
       other subaccounts.....      279       116    (1,273)      23
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   10,033    11,119    10,899   (3,291)
                               --------   ------   -------   ------
Increase (decrease) in
  net assets.................   14,999    11,731    12,640   (3,277)
Net assets at beginning
  of year....................   19,310     7,579     2,723    6,000
                               --------   ------   -------   ------
Net assets at end of
  period..................... $ 34,309    19,310    15,363    2,723
                               ========   ======   =======   ======
Changes in units (note
  5):
   Units purchased...........   60,911     1,356    76,064      365
   Units redeemed............  (60,260)     (678)  (75,247)    (605)
                               --------   ------   -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      651       679       817     (240)
                               ========   ======   =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              ------------------------------------------------------------------------
                                       Balanced                  Balanced           Fundamental
                                     Portfolio --              Portfolio --        Equity Portfolio --
                                 Institutional Shares         Service Shares       Institutional Shares
                              -------------------------  ------------------------  -------------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  -------------------
                                  2006          2005         2006         2005      2006       2005
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,556,942    2,262,177      467,711      625,062     (66)      (48)
   Net realized gain
     (loss) on
     investments.............   10,035,929    5,617,600    5,155,265    2,522,786     319        16
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,582,280    9,861,722    5,990,279    4,164,990     703     1,104
   Capital gain
     distributions...........           --           --           --           --      --        --
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         operations..........   22,175,151   17,741,499   11,613,255    7,312,838     956     1,072
                              ------------  -----------  -----------  -----------   ------     -----
From capital
  transactions:
   Net premiums..............      422,656      776,779   21,577,655   12,473,045   1,958       611
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,397,239)  (4,084,195)    (917,231)    (616,085)     --        --
     Surrenders..............  (53,358,053) (56,901,230) (12,127,962) (11,545,285)     --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (297,032)    (360,751)    (232,626)    (217,382)     --        --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --        --
     Transfers (to) from
       the Guarantee
       Account...............     (833,344)    (940,751)   1,486,183      680,337     (11)       (1)
     Transfers (to) from
       other subaccounts.....   (6,607,685) (16,349,775)  (4,396,989)  (4,861,362)    976     1,641
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (64,070,697) (77,859,923)   5,389,030   (4,086,732)  2,923     2,251
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets.................  (41,895,546) (60,118,424)  17,002,285    3,226,106   3,879     3,323
Net assets at beginning
  of year....................  280,975,744  341,094,168  129,247,866  126,021,760   9,547     6,224
                              ------------  -----------  -----------  -----------   ------     -----
Net assets at end of
  period..................... $239,080,198  280,975,744  146,250,151  129,247,866  13,426     9,547
                              ============  ===========  ===========  ===========   ======     =====
Changes in units (note
  5):
   Units purchased...........      999,006    1,379,469    4,160,309    2,159,132     375       234
   Units redeemed............   (3,956,725)  (5,411,352)  (3,624,577)  (2,606,978)   (115)       (7)
                              ------------  -----------  -----------  -----------   ------     -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,957,719)  (4,031,883)     535,732     (447,847)    260       226
                              ============  ===========  ===========  ===========   ======     =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------
                                    Flexible Bond                 Forty                    Forty
                                    Portfolio --              Portfolio --             Portfolio --
                                Institutional Shares      Institutional Shares        Service Shares
                              ------------------------  ------------------------  ----------------------
                                     Year ended                Year ended               Year ended
                                    December 31,              December 31,             December 31,
                              ------------------------  ------------------------  ----------------------
                                  2006         2005         2006         2005        2006        2005
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,169,469    1,752,122   (1,325,395)  (1,737,759)   (412,745)   (382,606)
   Net realized gain
     (loss) on
     investments.............  (1,174,053)    (968,930)   5,779,991    3,023,119   1,590,535   1,219,554
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     817,008   (1,961,412)   3,446,043   12,958,072   1,436,524   1,774,124
   Capital gain
     distributions...........      76,285    1,418,830           --           --          --          --
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     888,709      240,610    7,900,639   14,243,432   2,614,314   2,611,072
                              -----------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............     135,775       72,417      363,823      380,912  11,687,928   1,404,697
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (599,649)    (889,018)  (1,466,854)    (766,788)    (41,483)    (99,516)
     Surrenders..............  (6,942,283)  (9,648,209) (22,946,951) (21,396,495) (2,287,749) (2,222,509)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (39,441)     (51,618)    (147,400)    (194,721)    (39,543)    (39,597)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (36,534)    (505,469)    (208,040)    (523,367)    511,044     148,184
     Transfers (to) from
       other subaccounts.....  (1,068,895)  (2,992,241)  (9,932,994)  (8,201,836) (1,870,278)   (120,744)
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,551,027) (14,014,138) (34,338,416) (30,702,295)  7,959,919    (929,485)
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (7,662,318) (13,773,528) (26,437,777) (16,458,863) 10,574,233   1,681,587
Net assets at beginning
  of year....................  40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $33,277,387   40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              ===========  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     423,536      498,668      775,143    1,551,169   1,775,132     690,504
   Units redeemed............    (950,025)  (1,371,945)  (2,673,794)  (3,502,093) (1,083,080)   (836,131)
                              -----------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (526,489)    (873,278)  (1,898,651)  (1,950,924)    692,052    (145,627)
                              ===========  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2006        2005        2006        2005         2006         2005
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (230,400)   (246,508)   (178,048)   (195,001)     669,520     (246,019)
   Net realized gain
     (loss) on
     investments.............   1,809,226   1,134,600     889,964     146,908   23,654,399    9,362,424
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (870,780)    830,132       1,744   1,065,694   28,009,501   18,450,421
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     708,046   1,718,224     713,660   1,017,601   52,333,420   27,566,826
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      46,346      67,570      39,479      84,250      695,386      176,598
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (19,035)    (57,126)    (86,863)    (24,490)    (951,535)    (367,909)
     Surrenders..............  (2,020,674) (2,221,033) (1,658,839) (2,110,038) (23,156,472) (14,689,715)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,225)    (21,647)    (20,363)    (23,186)    (151,159)    (107,157)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      66,107     (32,128)    163,802     (53,265)     462,067     (562,258)
     Transfers (to) from
       other subaccounts.....  (1,417,514)    859,607  (1,050,897) (1,728,524)  20,509,266   11,338,968
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,364,995) (1,404,757) (2,613,681) (3,855,253)  (2,592,447)  (4,211,473)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,656,949)    313,467  (1,900,021) (2,837,652)  49,740,973   23,355,353
Net assets at beginning
  of year....................  15,546,316  15,232,849  13,088,544  15,926,196  119,506,897   96,151,544
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     714,947   1,145,875   1,591,459   1,317,287    3,276,204    2,647,056
   Units redeemed............  (1,046,573) (1,277,107) (2,259,219) (2,468,978)  (3,269,455)  (2,807,972)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (331,626)   (131,232)   (667,760) (1,151,692)       6,749     (160,915)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                International Growth       Large Cap Growth         Large Cap Growth
                                    Portfolio --             Portfolio --             Portfolio --
                                   Service Shares        Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2006        2005         2006         2005        2006        2005
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    81,559    (121,420)  (1,381,465)  (1,881,583)   (171,010)   (208,164)
   Net realized gain
     (loss) on
     investments.............   3,077,693   1,742,166      357,622   (5,014,704)    244,704     109,627
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   7,601,879   4,789,701   14,208,349   10,507,382   1,114,523     390,083
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,761,131   6,410,447   13,184,506    3,611,095   1,188,217     291,546
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............          --      22,667      359,280      609,901      85,312     106,486
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (163,810)    (26,329)  (1,873,213)  (1,233,977)    (90,468)   (103,737)
     Surrenders..............  (2,237,408) (1,460,279) (25,413,001) (27,672,159) (1,283,397) (1,320,783)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (58,819)    (47,297)    (178,445)    (222,709)    (16,286)    (18,094)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (59,078)    (58,005)    (583,962)  (1,233,334)    (31,236)     14,830
     Transfers (to) from
       other subaccounts.....  (2,692,554) (4,232,442)  (7,221,584) (14,276,457)   (241,430) (1,728,348)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,211,669) (5,801,685) (34,910,925) (44,028,735) (1,577,505) (3,049,646)
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   5,549,462     608,762  (21,726,419) (40,417,640)   (389,288) (2,758,100)
Net assets at beginning
  of year....................  26,589,003  25,980,241  156,160,648  196,578,288  13,753,381  16,511,481
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      76,734     259,837      606,994      996,476     183,218     157,150
   Units redeemed............    (514,485)   (923,281)  (2,797,924)  (3,941,561)   (433,273)   (647,422)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (437,751)   (663,444)  (2,190,930)  (2,945,085)   (250,055)   (490,272)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2006          2005        2006        2005         2006         2005        2006        2005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ (1,655,115)  (1,798,909)   (217,261)   (221,242)     480,343     (174,482)      4,308     (69,526)
   Net realized gain
    (loss) on investments..      964,481   (5,982,011)    736,681     544,446   (2,205,245)  (9,988,420)    378,395      16,935
   Change in unrealized
    appreciation
    (depreciation) on
    investments............   13,363,943   19,964,655     989,182     926,883   26,616,988   17,085,523   2,134,764     700,384
   Capital gain
    distributions..........           --           --          --          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   12,673,309   12,183,735   1,508,602   1,250,087   24,892,086    6,922,621   2,517,467     647,793
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
   Net premiums............      224,715      497,747      82,894      68,696      431,921      593,119      83,425     354,202
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........     (794,718)    (785,887)    (89,820)    (65,470)  (1,792,477)  (1,838,598)    (43,903)   (130,432)
    Surrenders.............  (18,317,529) (17,425,631) (1,213,186) (1,068,804) (29,502,587) (34,384,685) (1,605,861) (1,359,811)
    Cost of insurance
     and administrative
     expense (note 4a).....     (152,486)    (173,797)    (18,144)    (20,192)    (191,228)    (235,385)    (18,986)    (20,186)
    Capital contribution
     (withdrawal)..........           --           --          --          --           --           --          --          --
    Transfers (to) from
     the Guarantee
     Account...............       98,996     (437,445)     25,639     (23,846)    (635,520)  (1,144,889)    (17,845)     (2,739)
    Transfers (to) from
     other subaccounts.....   (9,087,388)  (8,308,966)   (463,838) (1,645,419)  (8,381,406) (15,947,430) (1,816,361) (1,633,203)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............  (28,028,410) (26,633,979) (1,676,455) (2,755,035) (40,071,297) (52,957,868) (3,419,531) (2,792,169)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................  (15,355,101) (14,450,244)   (167,853) (1,504,948) (15,179,211) (46,035,247)   (902,064) (2,144,376)
Net assets at beginning
 of year...................  122,136,039  136,586,283  14,045,442  15,550,390  179,660,520  225,695,767  18,412,629  20,557,005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
 5):
   Units purchased.........      608,520      762,336     332,865     669,193      582,198      825,648     166,068     356,751
   Units redeemed..........   (2,082,379)  (2,384,596)   (628,819) (1,216,182)  (2,480,201)  (3,457,735)   (701,884)   (835,023)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,473,859)  (1,622,260)   (295,954)   (546,989)  (1,898,003)  (2,632,088)   (535,816)   (478,272)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust
                              -------------------------------------
                                                          JPMorgan
                                             JPMorgan    Insurance
                                JPMorgan    Insurance      Trust
                               Insurance      Trust     Diversified
                               Trust Core  Diversified    Mid Cap
                                  Bond        Equity       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31,
                              ------------ ------------ ------------
                                  2006         2006         2006
                              ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   (6,927)      (20)         (20)
   Net realized gain
     (loss) on
     investments.............       4,301         1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      16,503       419          363
   Capital gain
     distributions...........          --        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........      13,877       400          344
                               ----------     -----        -----
From capital
  transactions:
   Net premiums..............   1,499,418     4,000        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --        --           --
     Surrenders..............     (76,365)       --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....          --        --           --
     Capital
       contribution
       (withdrawal)..........          --        --           --
     Transfers (to) from
       the Guarantee
       Account...............     136,586       (11)         (37)
     Transfers (to) from
       other subaccounts.....       7,424        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,567,063     3,989        3,963
                               ----------     -----        -----
Increase (decrease) in
  net assets.................   1,580,940     4,389        4,307
Net assets at beginning
  of year....................          --        --           --
                               ----------     -----        -----
Net assets at end of
  period.....................  $1,580,940     4,389        4,307
                               ==========     =====        =====
Changes in units (note
  5):
   Units purchased...........     195,754       403          438
   Units redeemed............     (43,874)       (5)          (8)
                               ----------     -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     151,880       398          430
                               ==========     =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust (continued)
                              --------------------------------------------------
                                             JPMorgan     JPMorgan     JPMorgan
                                JPMorgan    Insurance    Insurance    Insurance
                               Insurance      Trust        Trust        Trust
                              Trust Equity  Government    Intrepid     Intrepid
                                 Index         Bond       Mid Cap       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------ ------------
                              Period from  Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------
                                  2006         2006         2006         2006
                              ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (18)       (6,754)       (24)         (19)
   Net realized gain
     (loss) on
     investments.............        --         4,316          1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       232        14,615        324          295
   Capital gain
     distributions...........        --            --         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........       214        12,177        301          277
                                -------     ---------      -----        -----
From capital
  transactions:
   Net premiums..............    13,135     1,407,822      9,348        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........        --            --         --           --
     Surrenders..............        --       (76,542)        --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --         --           --
     Capital
       contribution
       (withdrawal)..........        --            --         --           --
     Transfers (to) from
       the Guarantee
       Account...............       (21)      151,973          6          (22)
     Transfers (to) from
       other subaccounts.....        --         7,349         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    13,114     1,490,602      9,354        3,978
                                -------     ---------      -----        -----
Increase (decrease) in
  net assets.................    13,328     1,502,779      9,655        4,255
Net assets at beginning
  of year....................        --            --         --           --
                                -------     ---------      -----        -----
Net assets at end of
  period.....................   $13,328     1,502,779      9,655        4,255
                                =======     =========      =====        =====
Changes in units (note
  5):
   Units purchased...........     1,226       188,979        939          423
   Units redeemed............        --       (44,649)        --           (6)
                                -------     ---------      -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     1,226       144,330        939          417
                                =======     =========      =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Portfolios I, Inc.
                              -----------------------------------------------------------------------------------
                                                                                             Legg Mason Partners
                              Legg Mason Partners Variable  Legg Mason Partners Variable   Variable Strategic Bond
                              All Cap Portfolio -- Class II Investors Portfolio -- Class I  Portfolio -- Class I
                              ----------------------------  -----------------------------  ----------------------
                                     Year ended                    Year ended                    Year ended
                                    December 31,                  December 31,                  December 31,
                              ----------------------------  -----------------------------  ----------------------
                                  2006           2005           2006           2005           2006        2005
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (46,423)      (134,546)        30,240       (182,198)     1,311,146   1,928,019
   Net realized gain
     (loss) on
     investments.............     731,584        267,812      3,438,458      1,822,264       (613,737)     51,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,284,760        186,834      2,151,262        537,936        478,711  (2,172,053)
   Capital gain
     distributions...........     605,574         11,005        949,703             --         35,316     624,055
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,575,495        331,105      6,569,663      2,178,002      1,211,436     431,919
                               -----------     ----------    -----------     ----------    ----------  ----------
From capital
  transactions:
   Net premiums..............   2,529,616      2,328,544         26,441        163,809         90,608      43,307
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (9,532)       (73,592)      (193,998)      (196,856)      (510,828)   (337,916)
     Surrenders..............    (965,720)      (682,296)   (10,422,631)    (6,484,075)    (7,497,800) (7,260,118)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (50,902)       (42,676)       (46,301)       (54,172)       (38,319)    (43,114)
     Capital
       contribution
       (withdrawal)..........          --             --             --             --             --          --
     Transfers (to) from
       the Guarantee
       Account...............     176,250        181,690         13,708       (272,264)        65,671     396,389
     Transfers (to) from
       other subaccounts.....  (1,055,561)      (774,240)    (1,685,789)    (3,093,172)      (128,710)  1,327,569
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     624,151        937,430    (12,308,570)    (9,936,730)    (8,019,378) (5,873,883)
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets.................   3,199,646      1,268,535     (5,738,907)    (7,758,728)    (6,807,942) (5,441,964)
Net assets at beginning
  of year....................  15,619,283     14,350,748     44,991,942     52,750,670     41,732,149  47,174,113
                               -----------     ----------    -----------     ----------    ----------  ----------
Net assets at end of
  period..................... $18,818,929     15,619,283     39,253,035     44,991,942     34,924,207  41,732,149
                               ===========     ==========    ===========     ==========    ==========  ==========
Changes in units (note
  5):
   Units purchased...........     582,300        412,725        328,112        449,698        476,715     906,879
   Units redeemed............    (515,235)      (333,440)    (1,120,152)    (1,141,782)    (1,037,787) (1,320,365)
                               -----------     ----------    -----------     ----------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      67,065         79,285       (792,040)      (692,084)      (561,072)   (413,485)
                               ===========     ==========    ===========     ==========    ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           Legg Mason Partners
                              Legg Mason Partners Variable Portfolios I, Inc. (continued) Variable Portfolios II
                              ----------------------------------------------------------  -------------------------
                                Legg Mason Partners            Legg Mason Partners         Legg Mason Partners
                               Variable Total Return          Variable Total Return       Variable Aggressive Growth
                                Portfolio -- Class I          Portfolio -- Class II       Portfolio -- Class II
                              ----------------------------  ----------------------------  -------------------------
                                                                           Period from
                                     Year ended              Year ended    April 29 to          Year ended
                                    December 31,            December 31,   December 31,        December 31,
                              ----------------------------  ------------   ------------   -------------------------
                                  2006           2005           2006           2005          2006          2005
                               -----------     ----------   ------------   ------------    ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    61,476         72,837         62,227        29,615       (168,835)    (109,332)
   Net realized gain
     (loss) on
     investments.............     495,984        377,234         59,599           565        547,935      118,522
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     607,417       (307,022)       398,764       (28,004)       481,755      599,012
   Capital gain
     distributions...........     235,394         79,353        191,539         6,544             --           --
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,400,271        222,402        712,129         8,720        860,855      608,202
                               -----------     ----------    ----------     ---------      ----------    ---------
From capital
  transactions:
   Net premiums..............       1,912         23,851      7,549,250     1,800,771      2,132,562    2,134,554
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (233,709)      (146,833)            --            --            716           --
     Surrenders..............  (2,527,435)    (2,062,956)      (246,665)       (2,081)      (566,616)    (435,693)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (13,421)       (14,533)        (1,221)           --        (20,885)     (13,532)
     Capital
       contribution
       (withdrawal)..........          --             --             --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............    (103,192)      (103,953)       220,148       267,301        227,820      139,753
     Transfers (to) from
       other subaccounts.....    (306,991)      (932,791)       598,634        10,851        374,084      114,776
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,182,836)    (3,237,215)     8,120,146     2,076,842      2,147,681    1,939,858
                               -----------     ----------    ----------     ---------      ----------    ---------
Increase (decrease) in
  net assets.................  (1,782,565)    (3,014,813)     8,832,275     2,085,562      3,008,536    2,548,060
Net assets at beginning
  of year....................  14,823,394     17,838,207      2,085,562            --      8,446,501    5,898,441
                               -----------     ----------    ----------     ---------      ----------    ---------
Net assets at end of
  period..................... $13,040,829     14,823,394     10,917,837     2,085,562     11,455,037    8,446,501
                               ===========     ==========    ==========     =========      ==========    =========
Changes in units (note
  5):
   Units purchased...........      91,054        183,525      1,003,576       229,360        552,427      303,284
   Units redeemed............    (339,000)      (455,567)      (242,955)      (28,910)      (393,815)    (139,550)
                               -----------     ----------    ----------     ---------      ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (247,946)      (272,042)       760,621       200,450        158,612      163,734
                               ===========     ==========    ==========     =========      ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  MFS(R) Variable Insurance Trust
                              ----------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                     Series --                     Series --               Series --
                                Service Class Shares         Service Class Shares    Service Class Shares
                              ----------------------------  ----------------------  ----------------------
                                     Year ended                   Year ended              Year ended
                                    December 31,                 December 31,            December 31,
                              ----------------------------  ----------------------  ----------------------
                                  2006           2005          2006        2005        2006        2005
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (387,156)      (354,101)     (280,116)   (268,926)   (581,546)   (575,548)
   Net realized gain
     (loss) on
     investments.............     667,104        342,090       949,911     589,479   1,727,357   1,018,671
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,095,074        599,770     1,564,096     817,854   2,052,896     580,314
   Capital gain
     distributions...........          --             --            --          --     693,054          --
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,375,022        587,759     2,233,891   1,138,407   3,891,761   1,023,437
                               -----------     ----------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,627,017      1,467,140       626,445   1,222,572   1,269,889   2,582,377
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (222,489)      (295,057)     (135,321)   (175,333)   (330,954)    (42,418)
     Surrenders..............  (1,960,666)    (1,793,175)   (1,956,889) (1,247,758) (3,053,743) (3,206,295)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (44,945)       (44,244)      (41,183)    (38,762)    (68,638)    (62,740)
     Capital
       contribution
       (withdrawal)..........          --             --            --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     246,396        114,268       110,881      87,398     212,401     (24,711)
     Transfers (to) from
       other subaccounts.....  (1,370,120)    (1,579,563)   (1,189,678) (1,319,346) (2,462,140) (4,466,665)
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,724,807)    (2,130,631)   (2,585,745) (1,471,229) (4,433,185) (5,220,452)
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................    (349,785)    (1,542,872)     (351,854)   (332,822)   (541,424) (4,197,015)
Net assets at beginning
  of year....................  25,465,472     27,008,344    21,954,829  22,287,651  37,883,708  42,080,723
                               -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $25,115,687     25,465,472    21,602,975  21,954,829  37,342,284  37,883,708
                               ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     548,471        417,153       201,307     278,398     722,208     916,295
   Units redeemed............    (871,658)      (809,067)     (482,369)   (475,249) (1,177,905) (1,579,908)
                               -----------     ----------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (323,187)      (391,914)     (281,062)   (196,850)   (455,697)   (663,613)
                               ===========     ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ---------------------------------------------------------------------
                              MFS(R) Strategic        MFS(R) Total Return       MFS(R) Utilities
                              Income Series --             Series --                Series --
                              Service Class Shares   Service Class Shares     Service Class Shares
                              -------------------  ------------------------  ----------------------
                                                                Period from
                                Year ended          Year ended  April 29 to        Year ended
                               December 31,        December 31, December 31,      December 31,
                              -------------------  ------------ ------------ ----------------------
                                2006       2005        2006         2005        2006        2005
                               -------     -----   ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   490        (3)       116,486      (96,299)    152,520    (462,114)
   Net realized gain
     (loss) on
     investments.............     (55)        2        131,886       14,843   5,150,568   4,438,600
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,117        22      2,893,280      190,993   6,038,058   2,309,286
   Capital gain
     distributions...........      84        --        829,403        1,043   1,923,936          --
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,636        21      3,971,055      110,580  13,265,082   6,285,772
                               -------     -----    ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,879        --     32,121,940   17,569,109   3,810,375   4,362,913
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --        --         (3,496)          --    (336,097)   (302,166)
     Surrenders..............    (371)     (283)    (1,653,789)    (394,278) (5,218,467) (3,695,859)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (48)       --        (24,960)        (963)    (96,925)    (85,687)
     Capital
       contribution
       (withdrawal)..........      --        --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............  36,816     3,483      1,021,843      477,795   1,183,417     972,846
     Transfers (to) from
       other subaccounts.....   2,333       120     (1,060,372)   2,703,626     207,435    (253,677)
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  42,609     3,320     30,401,166   20,355,289    (450,262)    998,370
                               -------     -----    ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  44,245     3,341     34,372,221   20,465,869  12,814,820   7,284,142
Net assets at beginning
  of year....................   3,341        --     20,497,068       31,199  46,069,110  38,784,968
                               -------     -----    ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $47,586     3,341     54,869,289   20,497,068  58,883,930  46,069,110
                               =======     =====    ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   6,663       328      4,392,734    2,191,126   1,469,199   1,896,606
   Units redeemed............  (2,857)      (26)    (1,542,801)    (274,357) (1,560,619) (1,823,088)
                               -------     -----    ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   3,806       302      2,849,933    1,916,769     (91,420)     73,519
                               =======     =====    ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2006        2005        2006        2005
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (118,661)   (133,948)   (158,545)   (195,427)
   Net realized gain
     (loss) on
     investments.............     464,948     169,478     422,269      77,732
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     118,864     792,514     201,536     339,203
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     465,151     828,044     465,260     221,508
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       5,689       1,534      17,330       2,635
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (56,415)   (156,277)    (71,792)    (59,562)
     Surrenders..............  (1,944,530) (1,283,053) (2,243,622) (2,928,300)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,175)    (14,346)    (15,258)    (19,293)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      35,815    (164,270)    (92,810)   (124,333)
     Transfers (to) from
       other subaccounts.....    (750,099)   (758,686) (1,023,445)   (964,914)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,721,715) (2,375,098) (3,429,597) (4,093,767)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,256,564) (1,547,054) (2,964,337) (3,872,259)
Net assets at beginning
  of year....................   9,470,813  11,017,867  13,136,317  17,008,576
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 7,214,249   9,470,813  10,171,980  13,136,317
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     162,184     313,601      53,805     163,543
   Units redeemed............    (413,656)   (563,419)   (253,201)   (424,279)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (251,472)   (249,818)   (199,396)   (260,737)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                       Balanced                Fund/VA --              Appreciation
                                       Fund/VA               Service Shares               Fund/VA
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2006          2005        2006        2005         2006         2005
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    982,309      308,955     137,772     (93,896)  (1,274,607)    (645,810)
   Net realized gain
     (loss) on
     investments.............    1,100,489    2,555,057     (25,918)     30,210    4,995,838    3,162,593
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      967,889   (3,926,621)  2,106,542      (3,339)   3,779,772    1,890,648
   Capital gain
     distributions...........    2,776,619    2,780,084   1,288,593     470,942           --           --
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,827,306    1,717,475   3,506,989     403,917    7,501,003    4,407,431
                              ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       87,678      124,075  17,604,599  12,370,137       96,777      266,531
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (578,459)  (1,250,787)    (90,255)     (1,785)  (1,087,648)  (1,434,458)
     Surrenders..............  (11,995,955) (13,275,088) (2,193,350)   (726,899) (23,341,964) (26,554,446)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (67,261)     (83,401)    (52,035)    (19,018)    (134,562)    (166,464)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      (93,307)     340,936     732,603     872,991     (496,525)  (1,073,900)
     Transfers (to) from
       other subaccounts.....   (2,398,887)   2,830,446  (2,864,975)  4,559,693   (6,096,148)  (9,690,882)
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,046,191) (11,313,819) 13,136,587  17,055,119  (31,060,070) (38,653,619)
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   (9,218,885)  (9,596,344) 16,643,576  17,459,036  (23,559,067) (34,246,188)
Net assets at beginning
  of year....................   71,608,311   81,204,655  26,838,187   9,379,151  137,163,567  171,409,755
                              ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $ 62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                              ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      246,728      991,719   3,421,649   1,971,731      479,628      756,272
   Units redeemed............     (768,322)  (1,376,413) (2,121,563)   (395,379)  (1,532,530)  (2,217,198)
                              ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (521,594)    (384,693)  1,300,086   1,576,352   (1,052,902)  (1,460,926)
                              ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer        Oppenheimer Global Securities
                                     Fund/VA --                Core Bond                Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ----------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ----------------------------
                                  2006        2005         2006         2005         2006           2005
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (202,730)   (111,438)   2,604,846    3,034,631     (835,357)      (724,970)
   Net realized gain
     (loss) on
     investments.............     624,397     327,199     (709,730)     (40,778)   9,168,042      8,213,019
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     462,227     225,502      260,222   (2,131,497)   2,546,591      4,864,493
   Capital gain
     distributions...........          --          --           --           --    6,724,268             --
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........     883,894     441,263    2,155,338      862,356   17,603,544     12,352,542
                              -----------  ----------  -----------  -----------   -----------    -----------
From capital
  transactions:
   Net premiums..............   1,775,701   2,231,282       99,893      127,347    9,107,642     11,400,234
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --     (45,564)    (863,905)    (881,547)    (486,001)      (495,461)
     Surrenders..............  (1,018,016) (1,166,329) (13,480,762) (15,689,547)  (7,628,186)    (5,464,532)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (38,163)    (34,788)     (70,401)     (85,593)    (246,695)      (194,249)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --             --
     Transfers (to) from
       the Guarantee
       Account...............     451,256     136,829      295,562     (197,401)   2,996,744      1,991,142
     Transfers (to) from
       other subaccounts.....    (513,712)   (684,546)     728,334    1,381,471  (10,862,951)    (4,482,431)
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     657,066     436,884  (13,291,279) (15,345,270)  (7,119,447)     2,754,703
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets.................   1,540,960     878,147  (11,135,941) (14,482,914)  10,484,097     15,107,245
Net assets at beginning
  of year....................  14,343,454  13,465,307   69,115,980   83,598,894  118,406,867    103,299,622
                              -----------  ----------  -----------  -----------   -----------    -----------
Net assets at end of
  period..................... $15,884,414  14,343,454   57,980,039   69,115,980  128,890,964    118,406,867
                              ===========  ==========  ===========  ===========   ===========    ===========
Changes in units (note
  5):
   Units purchased...........     617,655     494,977      698,730      824,729    2,974,365      4,027,286
   Units redeemed............    (559,625)   (463,057)  (1,257,988)  (1,528,149)  (3,656,432)    (4,020,088)
                              -----------  ----------  -----------  -----------   -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      58,030      31,920     (559,258)    (703,419)    (682,067)         7,198
                              ===========  ==========  ===========  ===========   ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                                                                   Oppenheimer Main Street
                               Oppenheimer High Income    Oppenheimer Main Street   Small Cap Fund/VA --
                                       Fund/VA           Fund/VA -- Service Shares     Service Shares
                              -------------------------  ------------------------  ----------------------
                                                                      Period from
                                      Year ended          Year ended  April 29 to        Year ended
                                     December 31,        December 31, December 31,      December 31,
                              -------------------------  ------------ ------------ ----------------------
                                  2006          2005         2006         2005        2006        2005
                              ------------  -----------  ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,047,547    4,269,315     (454,666)    (204,815)   (542,063)   (395,794)
   Net realized gain
     (loss) on
     investments.............   (1,038,263)  (1,283,789)   3,191,212    1,458,829   2,392,206   1,146,878
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,720,366   (2,421,910)   5,635,651      988,795   1,287,236     612,287
   Capital gain
     distributions...........           --           --           --           --     976,335     639,788
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    4,729,650      563,616    8,372,197    2,242,809   4,113,714   2,003,159
                              ------------  -----------   ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      127,984      204,669   21,982,059    2,469,447   8,387,839   6,732,669
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,243,259)  (1,311,522)    (570,720)    (240,176)    (17,496)    (68,799)
     Surrenders..............  (13,561,465) (15,354,071)  (5,550,538)  (4,375,024) (1,994,701) (1,010,447)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (58,925)     (75,138)    (108,555)    (105,868)    (87,192)    (59,307)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      371,797     (840,563)   1,568,613      508,756   1,553,925     446,398
     Transfers (to) from
       other subaccounts.....   (2,203,122)  (2,627,201)  (1,228,323)  (2,123,973)   (713,897) (2,066,383)
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,566,990) (20,003,826)  16,092,536   (3,866,838)  7,128,478   3,974,131
                              ------------  -----------   ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (11,837,340) (19,440,210)  24,464,733   (1,624,029) 11,242,192   5,977,290
Net assets at beginning
  of year....................   70,448,540   89,888,750   57,023,798   58,647,827  30,629,884  24,652,594
                              ------------  -----------   ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $ 58,611,200   70,448,540   81,488,531   57,023,798  41,872,076  30,629,884
                              ============  ===========   ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      687,318      790,430    3,412,925      678,599   1,668,241   1,091,888
   Units redeemed............   (1,279,802)  (1,542,544)  (2,077,362)  (1,167,491) (1,235,251)   (830,972)
                              ------------  -----------   ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (592,484)    (752,114)   1,335,563     (488,892)    432,990     260,916
                              ============  ===========   ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                                          Oppenheimer MidCap
                              Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended              Year ended
                                     December 31,            December 31,
                              -------------------------  ------------------------
                                  2006          2005        2006         2005
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,180,660)  (1,316,663)  (101,378)     (88,029)
   Net realized gain
     (loss) on
     investments.............    3,238,935      296,370    324,881      298,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (642,714)  10,576,505   (189,070)     318,085
   Capital gain
     distributions...........           --           --         --           --
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,415,561    9,556,212     34,433      528,954
                              ------------  -----------   ---------    ---------
From capital
  transactions:
   Net premiums..............      126,370      263,302    385,338      630,997
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (961,371)    (745,354)   (23,133)     (42,672)
     Surrenders..............  (13,821,686) (14,601,139)  (345,999)    (958,724)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (87,200)    (103,342)   (15,346)     (12,170)
     Capital
       contribution
       (withdrawal)..........           --           --         --           --
     Transfers (to) from
       the Guarantee
       Account...............     (249,549)    (317,480)   192,596       19,446
     Transfers (to) from
       other subaccounts.....   (5,241,427)  (3,388,724)  (393,046)     438,818
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (20,234,863) (18,892,737)  (199,590)      75,695
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets.................  (18,819,302)  (9,336,525)  (165,157)     604,649
Net assets at beginning
  of year....................   94,098,532  103,435,057  6,216,663    5,612,014
                              ------------  -----------   ---------    ---------
Net assets at end of
  period..................... $ 75,279,230   94,098,532  6,051,506    6,216,663
                              ============  ===========   =========    =========
Changes in units (note
  5):
   Units purchased...........      393,978      428,389    139,873      224,161
   Units redeemed............   (1,061,845)  (1,114,360)  (154,432)    (221,681)
                              ------------  -----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (667,867)    (685,971)   (14,559)       2,480
                              ============  ===========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --      High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to        Year ended                   Year ended
                              December 31, December 31,      December 31,                 December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005        2006          2005           2006          2005
                              ------------ ------------  ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   319,468     117,037      276,049       197,340      5,304,907     4,791,650
   Net realized gain
     (loss) on
     investments.............     (54,598)       (450)      22,680       100,903        537,465     1,504,090
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (40,462)    (65,617)    (282,295)      125,228      1,283,979    (4,049,039)
   Capital gain
     distributions...........      13,040      11,715       22,389            --             --            --
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,448      62,685       38,823       423,471      7,126,351     2,246,701
                              -----------   ---------    ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   1,796,100   1,264,723       51,402       240,848     13,713,659     9,295,785
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (5,561)         --     (109,193)      (89,488)      (665,641)     (449,519)
     Surrenders..............    (398,880)    (71,569)  (1,151,685)     (900,615)    (8,782,796)   (6,711,266)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,307)     (3,726)     (15,116)      (17,771)      (197,436)     (183,068)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     889,588     544,758      138,544        87,516      1,640,190       526,286
     Transfers (to) from
       other subaccounts.....  (1,982,412)  4,636,506     (858,605)    1,236,120     (5,796,381)   (9,632,267)
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     275,528   6,370,692   (1,944,653)      556,610        (88,405)   (7,154,049)
                              -----------   ---------    ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................     512,976   6,433,377   (1,905,830)      980,081      7,037,946    (4,907,348)
Net assets at beginning
  of year....................   6,433,377          --   11,622,558    10,642,477     98,601,319   103,508,667
                              -----------   ---------    ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $ 6,946,353   6,433,377    9,716,728    11,622,558    105,639,265    98,601,319
                              ===========   =========    ==========    ==========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........   1,121,070     644,898      144,944       386,914      3,249,864     2,888,564
   Units redeemed............  (1,090,633)    (26,805)    (299,802)     (338,987)    (3,063,432)   (3,422,201)
                              -----------   ---------    ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      30,437     618,093     (154,858)       47,928        186,432      (533,637)
                              ===========   =========    ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                    Class Shares          Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                     Year ended            Year ended   April 29 to          Year ended
                                    December 31,          December 31,  December 31,        December 31,
                              --------------------------  ------------  ------------  --------------------------
                                  2006          2005          2006          2005          2006          2005
                               -----------   ----------   ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,331,590     1,742,841       434,087       74,771     10,015,874     7,969,916
   Net realized gain
     (loss) on
     investments.............  (1,094,899)      364,762      (109,899)      (8,601)    (2,050,702)      980,841
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,146,989)   (1,334,646)       38,775      (56,195)    (1,297,454)   (8,448,434)
   Capital gain
     distributions...........     600,825     1,194,449            --       10,301             --     2,107,684
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (309,473)    1,967,406       362,963       20,276      6,667,718     2,610,007
                               -----------   ----------    ----------    ---------    -----------   -----------
From capital
  transactions:
   Net premiums..............  10,210,817     2,908,189    10,673,050    7,924,222     53,643,059    25,998,060
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (843,345)     (602,258)          231           --     (1,908,218)   (2,091,454)
     Surrenders..............  (6,593,646)   (6,029,946)     (785,176)     (54,816)   (27,716,645)  (21,116,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (91,041)      (96,886)      (18,939)        (128)      (492,163)     (453,257)
     Capital
       contribution
       (withdrawal)..........          --            --            --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............   1,245,816       256,072       882,498      358,578      5,574,718    (1,352,944)
     Transfers (to) from
       other subaccounts.....  (2,045,790)   (3,514,798)      663,909      778,624        597,682     8,002,106
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,882,811    (7,079,627)   11,415,573    9,006,480     29,698,433     8,985,647
                               -----------   ----------    ----------    ---------    -----------   -----------
Increase (decrease) in
  net assets.................   1,573,338    (5,112,221)   11,778,536    9,026,756     36,366,151    11,595,654
Net assets at beginning
  of year....................  61,369,692    66,481,913     9,026,756           --    285,362,217   273,766,563
                               -----------   ----------    ----------    ---------    -----------   -----------
Net assets at end of
  period..................... $62,943,030    61,369,692    20,805,292    9,026,756    321,728,368   285,362,217
                               ===========   ==========    ==========    =========    ===========   ===========
Changes in units (note
  5):
   Units purchased...........   2,362,744       929,491     3,584,328    1,171,466     12,883,556     8,172,107
   Units redeemed............  (1,984,806)   (1,394,331)   (2,445,203)    (266,586)    (9,654,573)   (7,178,175)
                               -----------   ----------    ----------    ---------    -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     377,938      (464,840)    1,139,125      904,881      3,228,983       993,932
                               ===========   ==========    ==========    =========    ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    The Prudential Series Fund
                              ------------------------------------------------------------------------------
                               Jennison 20/20 Focus        Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II Shares    Class II Shares    Portfolio -- Class II Shares
                              ---------------------------  --------------------  ---------------------------
                                                                                                Period from
                                    Year ended                  Year ended        Year ended    April 29 to
                                   December 31,                December 31,      December 31,   December 31,
                              ---------------------------  --------------------  ------------   ------------
                                  2006           2005         2006       2005        2006           2005
                               -----------     ---------   ---------  ---------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,547)      (56,956)     (48,641)   (27,325)     201,788       (23,118)
   Net realized gain
     (loss) on
     investments.............     648,006        87,436      129,238     75,854     (599,495)       86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,621,599       750,423      (40,137)   176,559       22,180       440,040
   Capital gain
     distributions...........     510,406            --           --         --    1,596,883            --
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,609,464       780,903       40,460    225,088    1,221,356       503,081
                               -----------     ---------   ---------  ---------   ----------     ---------
From capital
  transactions:
   Net premiums..............  20,969,714     1,472,459      696,289    962,415    4,160,030     1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (84,345)           --       (9,171)   (19,939)     (36,834)       (9,103)
     Surrenders..............  (1,125,024)      (70,533)    (267,714)   (97,823)    (713,653)      (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,437)       (7,868)      (4,668)    (2,614)     (24,705)       (2,719)
     Capital
       contribution
       (withdrawal)..........          --            --           --         --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     904,554        68,438      127,828      5,092    1,381,977       145,849
     Transfers (to) from
       other subaccounts.....   5,638,238     3,474,038     (273,928)   796,754    4,722,429     2,594,784
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  26,284,700     4,936,534      268,636  1,643,885    9,489,244     3,946,550
                               -----------     ---------   ---------  ---------   ----------     ---------
Increase (decrease) in
  net assets.................  28,894,164     5,717,437      309,096  1,868,973   10,710,600     4,449,631
Net assets at beginning
  of year....................   7,415,058     1,697,621    3,018,530  1,149,557    4,449,631            --
                               -----------     ---------   ---------  ---------   ----------     ---------
Net assets at end of
  period..................... $36,309,222     7,415,058    3,327,626  3,018,530   15,160,231     4,449,631
                               ===========     =========   =========  =========   ==========     =========
Changes in units (note
  5):
   Units purchased...........   3,102,739       354,043      157,738    193,709    1,728,775       756,352
   Units redeemed............  (1,104,224)      (29,923)    (133,280)   (61,497)  (1,176,030)     (456,739)
                               -----------     ---------   ---------  ---------   ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   1,998,515       324,120       24,458    132,212      552,745       299,613
                               ===========     =========   =========  =========   ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              The Prudential Series Fund (continued)
                              ------------------------------------------
                              SP Prudential U.S.    SP William Blair
                               Emerging Growth      International Growth
                              Portfolio -- Class II Portfolio -- Class II
                                    Shares               Shares
                              --------------------  --------------------
                                  Year ended           Year ended
                                 December 31,         December 31,
                              --------------------  --------------------
                                2006        2005      2006       2005
                               --------   -------    -------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,898      9,329      (750)        37
   Net realized gain
     (loss) on
     investments.............    8,001      1,857     3,987        316
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,744)    (2,185)   20,303      1,477
   Capital gain
     distributions...........    1,662      2,536     1,025        539
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,817     11,537    24,565      2,369
                               --------   -------    -------     ------
From capital
  transactions:
   Net premiums..............       --         --        --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --    (16,316)       --         --
     Surrenders..............     (423)      (311)  (33,586)      (812)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (38)      (152)     (352)       (27)
     Capital
       contribution
       (withdrawal)..........       --         --        --         --
     Transfers (to) from
       the Guarantee
       Account...............        2       (126)       16         (1)
     Transfers (to) from
       other subaccounts.....  (75,158)        --   163,049         --
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,617)   (16,905)  129,127       (840)
                               --------   -------    -------     ------
Increase (decrease) in
  net assets.................  (69,800)    (5,368)  153,692      1,529
Net assets at beginning
  of year....................   89,815     95,183    19,164     17,635
                               --------   -------    -------     ------
Net assets at end of
  period..................... $ 20,015     89,815   172,856     19,164
                               ========   =======    =======     ======
Changes in units (note
  5):
   Units purchased...........       --         --    15,573         --
   Units redeemed............   (6,292)    (1,792)   (3,003)       (93)
                               --------   -------    -------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (6,292)    (1,792)   12,570        (93)
                               ========   =======    =======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Rydex Variable Trust           Van Kampen Life Investment Trust
                              -----------------------  ------------------------------------------------------
                                                         Comstock Portfolio --   Strategic Growth Portfolio --
                                      OTC Fund              Class II Shares          Class II Shares
                              -----------------------  ------------------------  ----------------------------
                                                                    Period from
                                     Year ended         Year ended  April 29 to        Year ended
                                    December 31,       December 31, December 31,      December 31,
                              -----------------------  ------------ ------------ ----------------------------
                                  2006        2005         2006         2005        2006           2005
                              -----------  ----------  ------------ ------------  ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (167,755)   (196,505)     799,118     (471,092)   (168,025)      (152,186)
   Net realized gain
     (loss) on
     investments.............     343,086     835,674    2,807,021    2,660,391     359,618        248,219
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     267,012    (742,367)   5,390,986   (2,637,338)    (69,257)       510,052
   Capital gain
     distributions...........          --          --    4,341,644    2,495,867          --             --
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     442,343    (103,198)  13,338,769    2,047,828     122,336        606,085
                              -----------  ----------  -----------   ----------   ----------     ----------
From capital
  transactions:
   Net premiums..............     410,878   1,622,742   15,172,702   19,613,161     982,606      1,488,960
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (30,502)     (4,585)    (487,506)    (247,047)    (36,646)      (101,871)
     Surrenders..............    (797,877)   (897,414)  (4,716,386)  (4,240,297)   (542,959)      (492,578)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,537)    (46,280)    (240,424)    (169,587)    (30,651)       (27,129)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account...............     298,093     154,986    3,393,107    2,674,160     732,138         13,357
     Transfers (to) from
       other subaccounts.....  (5,411,061)    472,213   (2,721,015)  (1,340,340)   (907,313)      (556,048)
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,551,006)  1,301,662   10,400,478   16,290,050     197,175        324,691
                              -----------  ----------  -----------   ----------   ----------     ----------
Increase (decrease) in
  net assets.................  (5,108,663)  1,198,464   23,739,247   18,337,878     319,511        930,776
Net assets at beginning
  of year....................  15,226,557  14,028,093   87,592,129   69,254,251  10,791,421      9,860,645
                              -----------  ----------  -----------   ----------   ----------     ----------
Net assets at end of
  period..................... $10,117,894  15,226,557  111,331,376   87,592,129  11,110,932     10,791,421
                              ===========  ==========  ===========   ==========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........   1,433,363   3,541,366    3,554,438    4,083,881     235,203        301,044
   Units redeemed............  (2,522,487) (3,464,869)  (2,767,353)  (2,841,196)   (230,030)      (284,447)
                              -----------  ----------  -----------   ----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................  (1,089,124)     76,496      787,085    1,242,685       5,173         16,597
                              ===========  ==========  ===========   ==========   ==========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate
Account:

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund                 MFS(R) Variable Insurance Trust
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account.

American Century Variable Portfolios II, Inc.                MFS(R) Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     MFS(R) Total Return Series -- Service Class Shares
BlackRock Variable Series Funds, Inc.                        PIMCO Variable Insurance Trust
  BlackRock Global Allocation V.I. Fund -- Class III Shares    All Asset Portfolio -- Advisor Class Shares
Franklin Templeton Variable Insurance Products Trust           Low Duration Portfolio -- Administrative Class Shares
  Franklin Income Securities Fund -- Class 2 Shares          The Prudential Series Fund
Legg Mason Partners Variable Portfolios I, Inc.                Natural Resources Portfolio -- Class II Shares
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios were not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund, Inc. --        Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Initial Shares                                               Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $ 10,985,261 $10,661,632
 AIM V.I. Capital Appreciation Fund -- Series I shares........................   13,802,009  19,050,914
 AIM V.I. Capital Development Fund -- Series I shares.........................        5,378       1,983
 AIM V.I. Core Equity Fund -- Series I shares.................................   32,267,362  35,649,052
 AIM V.I. Global Real Estate Fund -- Series II shares.........................       38,306       6,727
 AIM V.I. Government Securities Fund -- Series I shares.......................       14,692      10,482
 AIM V.I. International Growth Fund -- Series II shares.......................   48,628,766  24,868,310
 AIM V.I. Large Cap Growth -- Series I shares.................................       43,096      20,138
 AIM V.I. Technology Fund -- Series I shares..................................          129          77
 AIM V.I. Utilities Fund -- Series I shares...................................       15,491      14,450
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................    8,655,732  33,409,438
 Alger American Small Capitalization Portfolio -- Class O Shares..............   28,503,538  44,187,609
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    2,656,422   2,918,745
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   43,619,984  57,189,107
 AllianceBernstein International Value Portfolio -- Class B...................  106,140,112  43,834,667
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    7,607,711  10,082,842
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................    8,846,466   9,214,809
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    1,132,748   1,053,521
 VP International Fund -- Class I.............................................    1,995,964     638,001
 VP Ultra(R) Fund -- Class I..................................................    1,046,682   1,028,330
 VP Value Fund -- Class I.....................................................    1,380,897   1,138,338
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    4,856,890   2,653,221
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................   10,950,268   4,800,811
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................   70,636,532  15,357,030
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................    6,229,411   4,517,975
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................   21,812,632  16,102,915
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   26,365,755  24,633,575
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   72,608,153  40,439,083
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....      167,174      42,263
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................      924,463     524,162
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........      113,651     722,439
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................      251,540     140,956
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       66,735      12,603
 DWS Technology VIP -- Class B Shares.........................................       13,533       7,437

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $ 17,744,657 $ 15,772,563
 VT Worldwide Health Sciences Fund............................    4,600,270    5,009,409
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      810,997      620,103
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........    9,392,637   16,024,827
 Federated Capital Income Fund II.............................    5,683,549    8,052,986
 Federated High Income Bond Fund II -- Primary Shares.........   19,812,769   27,609,642
 Federated High Income Bond Fund II -- Service Shares.........   16,084,105   15,663,211
 Federated Kaufmann Fund II -- Service Shares.................   19,247,656   17,005,261
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............    9,767,517   35,422,208
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   42,665,516   34,517,177
 VIP Balanced Portfolio -- Service Class 2....................   23,742,201    6,071,443
 VIP Contrafund(R) Portfolio -- Initial Class.................  102,707,198  139,084,598
 VIP Contrafund(R) Portfolio -- Service Class 2...............  123,828,620   90,313,696
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    5,781,817    5,019,395
 VIP Equity-Income Portfolio -- Initial Class.................   89,235,777  106,572,591
 VIP Equity-Income Portfolio -- Service Class 2...............   62,682,467   40,190,518
 VIP Growth & Income Portfolio -- Initial Class...............    9,713,702   25,927,268
 VIP Growth & Income Portfolio -- Service Class 2.............    5,360,944    7,642,948
 VIP Growth Opportunities Portfolio -- Initial Class..........    3,374,683   10,015,966
 VIP Growth Portfolio -- Initial Class........................    7,877,053   50,734,777
 VIP Growth Portfolio -- Service Class 2......................    9,602,925   15,389,374
 VIP Mid Cap Portfolio -- Initial Class.......................       11,619        3,363
 VIP Mid Cap Portfolio -- Service Class 2.....................  117,988,056  122,458,450
 VIP Overseas Portfolio -- Initial Class......................   24,459,124   33,125,085
 VIP Value Strategies Portfolio -- Service Class 2............    3,522,997    2,185,301
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............  509,672,726  191,771,760
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..    1,392,090      400,796
 Mutual Shares Securities Fund -- Class 2 Shares..............   34,415,672    8,435,450
 Templeton Foreign Securities Fund -- Class 1 Shares..........   10,260,392    7,639,510
 Templeton Foreign Securities Fund -- Class 2 Shares..........    3,321,492    1,692,910
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      186,996       15,130
 Templeton Global Income Securities Fund -- Class 1 Shares....    2,918,935    3,913,902
 Templeton Growth Securities Fund -- Class 2 Shares...........    8,691,660    1,254,455
GE Investments Funds, Inc.
 Income Fund..................................................   55,951,739   47,909,557
 International Equity Fund....................................   59,220,296   59,781,448
 Mid-Cap Equity Fund..........................................   47,180,008   69,117,535
 Money Market Fund............................................  553,512,159  528,298,637
 Premier Growth Equity Fund...................................   15,440,811   39,263,380
 Real Estate Securities Fund..................................   83,346,009   66,320,791
 S&P 500(R) Index Fund........................................   50,199,034  144,574,537
 Small-Cap Equity Fund........................................   50,217,029   52,504,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                        Cost of     Proceeds
                                                                         Shares       from
Fund/Portfolio                                                          Acquired   Shares Sold
--------------                                                        ------------ ------------
 Total Return Fund -- Class 1 shares................................. $675,035,670 $367,843,178
 Total Return Fund -- Class 3 shares.................................  473,104,455  122,316,194
 U.S. Equity Fund....................................................   22,544,137   31,580,058
 Value Equity Fund...................................................    7,269,494    7,455,760
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................   19,184,433   16,748,919
 Goldman Sachs Mid Cap Value Fund....................................   60,875,615   85,466,065
J.P. Morgan Series Trust II
 Bond Portfolio......................................................      234,413       65,096
 International Equity Portfolio......................................       72,930       23,863
 Mid Cap Value Portfolio.............................................    1,252,057    1,153,262
 Small Company Portfolio.............................................    1,099,209    1,088,752
 U.S. Large Cap Core Equity Portfolio................................    1,065,581    1,054,098
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................   22,040,370   84,759,032
 Balanced Portfolio -- Service Shares................................   48,554,711   42,490,068
 Fundamental Equity Portfolio -- Institutional Shares................        4,266        1,409
 Flexible Bond Portfolio -- Institutional Shares.....................    7,699,964   15,038,975
 Forty Portfolio -- Institutional Shares.............................   11,811,840   47,227,772
 Forty Portfolio -- Service Shares...................................   18,525,730   11,064,592
 Global Life Sciences Portfolio -- Service Shares....................    7,903,530   11,425,846
 Global Technology Portfolio -- Service Shares.......................    6,315,064    9,119,498
 International Growth Portfolio -- Institutional Shares..............   75,837,280   76,723,782
 International Growth Portfolio -- Service Shares....................    1,422,413    6,549,992
 Large Cap Growth Portfolio -- Institutional Shares..................    7,648,621   44,117,038
 Large Cap Growth Portfolio -- Service Shares........................    1,280,654    3,033,647
 Mid Cap Growth Portfolio -- Institutional Shares....................    9,223,419   38,901,977
 Mid Cap Growth Portfolio -- Service Shares..........................    1,746,972    3,639,635
 Worldwide Growth Portfolio -- Institutional Shares..................   12,278,869   52,058,837
 Worldwide Growth Portfolio -- Service Shares........................    1,382,472    4,712,365
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1......................    1,938,362      444,617
 JPMorgan Insurance Trust Diversified Equity Portfolio 1.............        4,034           64
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....        4,034           90
 JPMorgan Insurance Trust Equity Index Portfolio 1...................       13,114           17
 JPMorgan Insurance Trust Government Bond Portfolio 1................    1,870,431      453,012
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............        9,354           22
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1................        4,040           80
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........    8,610,851    7,452,997
 Legg Mason Partners Variable Investors Portfolio -- Class I.........    6,522,562   17,848,818
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....    8,673,043   15,365,337
 Legg Mason Partners Variable Total Return Portfolio -- Class I......    1,664,208    4,543,836
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....   11,145,788    2,724,650
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II    7,771,944    5,780,860

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ ------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares.............. $  4,700,450 $  6,878,551
 MFS(R) Investors Trust Series -- Service Class Shares.....................    2,119,099    4,892,467
 MFS(R) New Discovery Series -- Service Class Shares.......................    8,167,843   12,435,945
 MFS(R) Strategic Income Series -- Service Class Shares....................       76,532       32,650
 MFS(R) Total Return Series -- Service Class Shares........................   48,722,635   17,529,525
 MFS(R) Utilities Series -- Service Class Shares...........................   23,508,680   21,839,695
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,797,175    4,638,897
 Old Mutual Large Cap Growth Portfolio.....................................      903,275    4,461,542
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................    9,690,285   21,064,681
 Oppenheimer Balanced Fund/VA -- Service Shares............................   38,578,231   23,991,773
 Oppenheimer Capital Appreciation Fund/VA..................................   10,102,091   42,476,421
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    8,174,526    7,808,105
 Oppenheimer Core Bond Fund/VA.............................................   15,469,657   26,142,050
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   48,949,212   50,321,585
 Oppenheimer High Income Fund/VA...........................................   16,791,456   29,237,155
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   37,637,099   22,141,702
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   29,794,584   22,218,283
 Oppenheimer MidCap Fund/VA................................................    6,272,513   27,714,861
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    2,190,929    2,505,331
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   12,247,129   11,641,210
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,323,951    3,927,592
 High Yield Portfolio -- Administrative Class Shares.......................   45,577,240   40,503,375
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   31,421,629   26,441,195
 Low Duration Portfolio -- Administrative Class Shares.....................   36,672,649   24,853,664
 Total Return Portfolio -- Administrative Class Shares.....................  157,864,381  118,166,021
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   42,286,399   15,762,708
 Jennison Portfolio -- Class II Shares.....................................    2,152,611    1,706,491
 Natural Resources Portfolio -- Class II Shares............................   31,458,840   20,132,700
 SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares...........        7,198       76,259
 SP William Blair International Growth Portfolio -- Class II Shares........      164,906       35,499
Rydex Variable Trust
 OTC Fund..................................................................    7,213,300   12,960,141
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   54,329,737   38,565,852
 Strategic Growth Portfolio -- Class II Shares.............................    2,745,882    2,805,638

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $3.0 million and $3.7 million for the periods ended December 31, 2006 and 2005.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (g) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLAIC until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company ("GE") sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLAIC and CBC are no longer considered

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLAIC separate accounts, as well as separate accounts of insurance companies affiliated with GLAIC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                              Net Assets       Expenses as a  .Investment
                                         --------------------- % of Average     Income           Total
                                 Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                               --------- -------------- ------ -------------- ----------- --------------------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund --
   Series II shares
   2006....................... 1,909,128 16.31 to 11.58 29,813 1.45% to 2.30%    0.41%      11.31% to   10.35%
   2005....................... 1,925,238 14.65 to 10.50 27,322 1.45% to 2.30%    0.49%       8.28% to    3.12%
   2004....................... 1,659,147 14.10 to 10.41 22,898 1.45% to 2.20%    0.00%       9.23% to    4.07%
   2003.......................   592,425 12.91 to 12.89  7,644 1.45% to 1.70%    0.00%      29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2006....................... 3,971,594  7.37 to 11.01 30,220 0.75% to 2.30%    0.06%    5.51% to    3.86%(a)
   2005....................... 3,102,434 13.83 to  6.53 22,640 0.75% to 2.10%    0.06%      15.23% to    6.56%
   2004....................... 3,462,258 12.90 to  6.11 23,540 0.75% to 2.10%    0.00%       5.83% to    0.58%
   2003....................... 3,508,424 12.27 to  5.83 22,093 0.75% to 1.70%    0.00%      28.55% to   22.74%
   2002....................... 3,136,328  5.63 to  4.58 15,430 0.75% to 1.70%    0.00%    (24.92)% to (25.64)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income           Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                  --------- -------------- ------ -------------- ---------- ---------------------
 AIM V.I. Capital Development
   Fund -- Series I shares
   2006..........................     1,195 14.64 to 14.64     17 0.75% to 0.75%   0.12%       15.65% to   15.65%
   2005..........................       974 12.66 to 12.66     12 0.75% to 0.75%   0.00%        8.79% to    8.79%
   2004..........................       772 11.64 to 11.64      9 0.75% to 0.75%   0.00%       14.63% to   14.63%
   2003..........................       506 10.15 to 10.15      5 0.75% to 0.75%   0.00%       34.34% to   34.34%
   2002..........................       623  7.56 to  7.56      5 0.75% to 0.75%   0.00%     (21.95)% to (21.95)%
 AIM V.I. Core Equity Fund --
   Series I shares
   2006.......................... 2,749,575  9.45 to  9.45 29,700 0.75% to 0.75%   0.81%    15.83% to   15.83%(b)
   2005..........................       283  8.16 to  8.16      2 0.75% to 0.75%   0.84%        4.52% to    4.52%
   2004..........................       625  7.80 to  7.80      5 0.75% to 0.75%   1.57%        8.15% to    8.15%
   2003..........................       194  7.21 to  7.21      1 0.75% to 0.75%   0.62%       23.48% to   23.48%
   2002..........................       240  5.84 to  5.84      1 0.75% to 0.75%   0.72%     (16.22)% to (16.22)%
 AIM V.I. Global Real Estate Fund
   -- Series II shares
   2006..........................     2,948 16.11 to 14.94     47 1.45% to 2.05%   2.29%       40.18% to   39.33%
   2005..........................       608 11.49 to 11.49      7 1.45% to 1.45%   2.92%       14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2006..........................     1,223 12.72 to 12.72     16 0.75% to 0.75%   7.79%        2.78% to    2.78%
   2005..........................       945 12.38 to 12.38     12 0.75% to 0.75%   3.28%        0.90% to    0.90%
   2004..........................       241 12.27 to 12.27      3 0.75% to 0.75%   0.08%        1.79% to    1.79%
   2003..........................    36,083 12.05 to 12.05    435 0.75% to 0.75%   4.30%        0.31% to    0.31%
   2002..........................   126,953 12.01 to 12.01  1,525 0.75% to 0.75%   0.12%        8.77% to    8.77%
 AIM V.I. International Growth
   Fund -- Series II shares
   2006.......................... 2,947,792 15.54 to 13.39 43,431 1.45% to 2.30%   1.38%       26.03% to   24.95%
   2005.......................... 1,071,925 12.33 to 10.72 13,152 1.45% to 2.30%   1.31%       18.94% to    7.20%
   2004..........................    48,431 10.63 to 10.62    516 1.45% to 2.20%   0.62%        6.29% to    6.19%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006..........................     2,805 10.20 to 10.15     29 1.45% to 2.20%   0.22%     2.03% to    1.51%(c)
   2005..........................       312 12.36 to 12.36      4 1.45% to 1.45%   0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2006..........................     3,165  3.32 to  3.32     11 0.75% to 0.75%   0.00%        9.66% to    9.66%
   2005..........................     3,126  3.03 to  3.03      9 0.75% to 0.75%   0.00%        1.41% to    1.41%
   2004..........................     3,126  2.99 to  2.99      9 0.75% to 0.75%   0.00%        3.98% to    3.98%
   2003..........................    39,843  2.87 to  2.87    114 0.75% to 0.75%   0.00%       51.24% to   51.24%
   2002..........................     3,740  1.90 to  1.90      7 0.75% to 0.75%   0.00%     (45.54)% to (45.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 AIM V.I. Utilities Fund --
   Series I shares
   2006.........................        817 10.71 to 10.71       9 0.75% to 0.75%   3.28%      24.52% to   24.52%
   2005.........................        796  8.60 to  8.60       7 0.75% to 0.75%   2.38%      15.96% to   15.96%
   2004.........................        292  7.41 to  7.41       2 0.75% to 0.75%   3.23%      23.58% to   23.58%
   2003.........................        292  6.00 to  6.00       2 0.75% to 0.75%   1.55%      18.14% to   18.14%
   2002.........................        300  5.08 to  5.08       2 0.75% to 0.75%   3.97%    (26.09)% to (26.09)%
The Alger American Fund:
 Alger American Growth
   Portfolio -- Class O Shares
   2006.........................  6,423,326 20.26 to  8.97  85,861 1.15% to 1.60%   0.13%       3.94% to    3.47%
   2005.........................  8,119,602 19.49 to  8.67 106,661 1.15% to 1.60%   0.24%      10.75% to   10.25%
   2004......................... 10,617,105 17.60 to  7.87 127,650 1.15% to 1.60%   0.00%       4.28% to    3.81%
   2003......................... 13,082,835 16.87 to  7.58 152,983 1.15% to 1.60%   0.00%      33.61% to   33.01%
   2002......................... 14,710,810 12.63 to  5.70 131,541 1.15% to 1.60%   0.04%    (33.76)% to (34.06)%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2006.........................  5,906,690 14.00 to 10.79  73,631 1.15% to 1.60%   0.00%      18.64% to   18.10%
   2005.........................  7,118,172 11.80 to  9.14  75,448 1.15% to 1.60%   0.00%      15.54% to   15.02%
   2004.........................  8,684,546 10.21 to  7.94  80,359 1.15% to 1.60%   0.00%      15.23% to   14.71%
   2003......................... 10,118,181  8.86 to  6.93  81,579 1.15% to 1.60%   0.00%      40.71% to   40.07%
   2002.........................  9,688,883  6.30 to  4.94  56,263 1.15% to 1.60%   0.00%    (27.07)% to (27.40)%
AllianceBernstein Variable
  Products Series Fund, Inc.:
 AllianceBernstein Global
   Technology Portfolio --
   Class B
   2006.........................    279,527 14.90 to 11.26   4,147 1.45% to 2.30%   0.00%       6.81% to    5.90%
   2005.........................    292,803 14.21 to 10.03   4,067 1.45% to 2.10%   0.00%       2.15% to    1.48%
   2004.........................    304,642 13.94 to  9.88   4,153 1.45% to 2.10%   0.00%        3.56% to (1.20)%
   2003.........................    206,299 13.50 to 13.17   2,723 1.45% to 1.70%   0.00%      41.35% to   31.70%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2006......................... 13,122,419 16.20 to 11.99 183,423 1.15% to 2.30%   1.15%      15.64% to   14.30%
   2005......................... 14,848,760 14.01 to 10.49 180,466 1.15% to 2.30%   1.27%       6.20% to    2.30%
   2004......................... 16,020,295 13.55 to 10.48 188,515 1.15% to 2.20%   0.74%       9.94% to    4.80%
   2003......................... 15,496,782 12.32 to 10.45 165,633 1.15% to 1.70%   0.82%      30.20% to   22.99%
   2002......................... 10,979,627  8.11 to  8.03  88,720 1.50% to 1.70%   0.55%    (23.43)% to (23.59)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2006.........................  6,462,121 16.12 to 14.06  98,953 1.45% to 2.30%   1.37%      33.17% to   32.02%
   2005.........................  1,821,627 12.10 to 10.65  21,933 1.45% to 2.30%   0.96%      18.49% to    6.50%
   2004.........................     60,435 10.54 to 10.53     638 1.45% to 2.10%   0.00%       5.40% to    5.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2006.............................. 4,382,691 13.61 to 10.61 32,212 1.45% to 2.30%   0.00%      (2.08)% to (2.92)%
   2005.............................. 4,758,699 13.90 to  6.45 35,074 1.45% to 2.30%   0.00%      13.18% to    9.26%
   2004.............................. 5,055,815 12.28 to  5.71 32,416 1.45% to 2.10%   0.00%       9.15% to    3.28%
   2003.............................. 5,079,878 11.50 to  5.36 29,688 1.45% to 1.70%   0.00%      21.52% to   14.99%
   2002.............................. 5,290,205  5.47 to  4.42 24,994 1.50% to 1.70%   0.00%    (31.88)% to (32.02)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2006..............................   781,360  9.24 to  9.12  7,654 1.50% to 1.70%   0.00%       8.85% to    8.63%
   2005..............................   818,120 10.29 to  8.39  7,351 1.50% to 1.70%   0.00%       3.29% to    3.08%
   2004.............................. 1,213,833  9.97 to  8.14 10,540 1.50% to 1.70%   0.00%      12.67% to   12.44%
   2003.............................. 1,099,505  8.85 to  7.24  8,486 1.50% to 1.70%   0.00%      46.45% to   46.15%
   2002..............................   769,804  6.05 to  4.95  4,036 1.50% to 1.70%   0.00%    (33.09)% to (33.22)%
American Century Variable Portfolios,
  Inc.:
 VP Income & Growth Fund --
   Class I
   2006..............................     9,996 16.39 to 11.79    136 1.45% to 2.05%   1.21%      15.39% to   14.69%
   2005..............................     2,822 14.38 to 14.20     41 1.45% to 1.50%   0.56%       3.12% to    3.07%
   2004..............................       239 13.95 to 13.95      3 1.50% to 1.50%   1.47%      11.30% to   11.30%
   2003..............................       247 12.54 to 12.54      3 1.50% to 1.50%   0.20%      27.42% to   27.42%
 VP International Fund -- Class I
   2006..............................   111,161 19.60 to 13.06  1,556 1.45% to 2.05%   0.06%      23.22% to   22.47%
   2005..............................        60 15.91 to 15.91      1 1.45% to 1.45%   0.00%      11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2006..............................     5,745 12.36 to 10.02     60 1.45% to 2.05%   0.00%      (4.67)% to (5.25)%
   2005..............................     3,944 13.00 to 10.94     44 1.45% to 1.85%   0.00%       9.40% to    0.64%
   2004..............................       258 12.92 to 12.88      3 1.45% to 1.50%   0.00%       9.07% to    9.01%
   2003..............................       119 11.85 to 11.85      1 1.50% to 1.50%   0.00%      23.03% to   23.03%
 VP Value Fund -- Class I
   2006..............................    22,032 16.94 to 12.27    308 1.45% to 2.05%   2.37%      16.94% to   16.23%
   2005..............................     2,335 14.49 to 14.49     34 1.45% to 1.45%   5.94%       3.51% to    3.51%
   2004..............................     1,208 14.00 to 14.00     17 1.45% to 1.45%   0.00%      12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.:
 VP Inflation Protection Fund --
   Class II
   2006..............................   389,505  9.97 to  9.92  3,877 1.45% to 2.30%   3.38%        0.11% to (0.75)%
   2005..............................   170,088 10.00 to  9.91  1,693 1.45% to 2.30%   3.74%        0.00% to (0.89)%
BlackRock Variable Series Funds,
  Inc.:
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2006.............................. 1,008,415 13.18 to 12.44 13,161 1.45% to 2.30%   4.05%      19.84% to   18.81%
   2005..............................   524,088 11.00 to 10.47  5,730 1.45% to 2.30%   0.39%       7.36% to    0.37%
   2004..............................   242,570 10.88 to 10.82  2,635 1.45% to 2.20%   2.26%       8.78% to    8.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                               ---------------------- % of Average     Income         Total
                                       Units     Unit Value    000s   Net Assets(1)   Ratio(2)      Return(3)
                                     --------- -------------- ------- -------------- ---------- ------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2006............................. 5,164,141 12.69 to 11.78  60,201 1.45% to 2.30%    9.12%     14.72% to 13.74%
   2005.............................    92,490 11.07 to 11.01   1,024 1.45% to 2.20%    0.00%     10.65% to 10.09%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2006.............................   234,288 12.46 to 11.34   2,912 1.45% to 2.30%    0.06%      5.34% to  4.43%
   2005.............................   104,238 11.83 to 11.70   1,231 1.45% to 2.10%    0.00%      8.87% to  8.16%
   2004.............................    34,647 10.86 to 10.83     375 1.45% to 1.85%    0.17%      8.65% to  8.35%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006.............................   543,167 13.47 to 11.59   7,200 1.45% to 2.30%   47.14%     10.65% to  9.70%
   2005.............................   374,763 12.17 to 10.57   4,539 1.45% to 2.30%    1.51%     19.05% to  5.69%
   2004.............................   120,505 11.22 to 11.16   1,351 1.45% to 2.20%   19.09%     12.17% to 11.59%
Columbia Funds Variable Insurance
  Trust I:
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006............................. 3,884,022 15.25 to 11.03  57,287 1.45% to 2.30%    0.00%      4.56% to  3.66%
   2005............................. 3,682,302 14.58 to 10.64  52,570 1.45% to 2.30%    0.00%     12.10% to  5.09%
   2004............................. 2,593,599 13.77 to 10.94  35,196 1.45% to 2.20%    0.00%     12.55% to  9.38%
   2003............................. 1,253,924 12.36 to 12.34  15,493 1.45% to 1.70%    0.00%     23.62% to 23.41%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006............................. 5,251,780 22.01 to 13.42 101,186 1.45% to 2.30%    1.34%     21.44% to 20.40%
   2005............................. 3,229,809 18.12 to 11.15  55,310 1.45% to 2.30%    1.00%     25.11% to 11.50%
   2004............................. 2,322,165 15.39 to 10.70  34,520 1.45% to 2.20%    0.53%     14.90% to  7.01%
   2003.............................   652,263 13.39 to 13.37   8,730 1.45% to 1.70%    0.01%     33.90% to 33.68%
Dreyfus:
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2006.............................    10,174 16.27 to 11.08     157 1.45% to 2.05%    1.84%      6.19% to  5.55%
   2005.............................     2,217 15.32 to 11.45      31 1.45% to 1.85%    0.01%     14.55% to  7.59%
   2004.............................        98 14.24 to 14.24       1 1.45% to 1.45%    0.39%     12.82% to 12.82%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2006.............................    50,811 10.27 to 10.28     523 1.45% to 2.05%    4.59%      3.09% to  2.46%
   2005.............................    12,121 10.08 to  9.91     122 1.45% to 1.85%    2.98%      1.18% to  0.76%
   2004.............................     2,477  9.80 to  9.80      24 1.50% to 1.50%    0.04%   (0.95)% to (0.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income          Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------ -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2006..........................   813,509 13.77 to 11.25  5,372 1.45% to 2.05%   0.11%       7.62% to    6.97%
   2005..........................   901,194  6.99 to  6.02  5,536 1.50% to 1.70%   0.00%       2.07% to    1.86%
   2004..........................   964,410  6.85 to  5.91  5,815 1.50% to 1.70%   0.39%       4.62% to    4.40%
   2003.......................... 1,026,219  6.55 to  5.66  5,918 1.50% to 1.70%   0.11%      24.11% to   23.86%
   2002.......................... 1,057,604  5.28 to  4.57  4,924 1.50% to 1.70%   0.24%    (30.01)% to (30.16)%
DWS Variable Series II:
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2006..........................     8,948 17.74 to 12.16    133 1.45% to 2.05%   0.85%      16.50% to   15.79%
   2005..........................       558 15.23 to 15.23      9 1.45% to 1.45%   1.37%       5.96% to    5.96%
   2004..........................       401 14.37 to 14.37      6 1.45% to 1.45%   0.00%      11.98% to   11.98%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006..........................     3,490 22.37 to 12.60     72 1.45% to 2.05%   0.38%      22.79% to   22.05%
   2005..........................       634 18.22 to 18.22     12 1.45% to 1.45%   0.00%       8.19% to    8.19%
 DWS Technology VIP -- Class B
   Shares
   2006..........................       759 13.28 to 10.46     10 1.45% to 2.05%   0.00%     (1.02)% to  (1.62)%
   2005..........................       289 15.23 to 13.42      4 1.45% to 1.50%   0.07%       1.77% to    1.72%
   2004..........................        39 14.97 to 14.97      1 1.50% to 1.50%   0.00%     (0.04)% to  (0.04)%
   2003..........................       115 14.98 to 14.98      2 1.50% to 1.50%   0.00%        43.99% to 43.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2006.......................... 4,295,739 10.94 to 10.34 46,744 1.45% to 2.30%   5.79%         3.98% to  3.08%
   2005.......................... 4,297,266 10.52 to 10.12 45,015 1.45% to 2.20%   4.08%         2.36% to  1.16%
   2004.......................... 3,038,137 10.27 to 10.05 31,118 1.45% to 2.10%   2.99%         1.34% to  0.47%
   2003..........................   946,365 10.14 to 10.08  9,582 1.45% to 1.70%   2.23%         1.42% to  1.21%
   2002..........................       208  9.96 to  9.96      2 1.70% to 1.70%   0.00%      (0.41)% to (0.41)%
 VT Worldwide Health Sciences
   Fund
   2006..........................   876,192 12.96 to 10.40 11,571 1.45% to 2.30%   0.00%     (1.45)% to  (2.29)%
   2005..........................   890,740 14.69 to 10.28 11,959 1.45% to 2.20%   0.00%      12.21% to    4.79%
   2004..........................   804,315 13.94 to  9.81 10,281 1.45% to 2.10%   0.00%       4.70% to  (1.94)%
   2003..........................   526,870 13.32 to 11.89  6,550 1.45% to 1.70%   0.00%      28.03% to   18.94%
   2002..........................     3,029 10.03 to 10.03     30 1.70% to 1.70%   0.00%     (0.29)% to  (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund --
   Class 2
   2006..........................    64,164 11.30 to 10.82    723 1.45% to 2.30%   0.00%       4.17% to    3.27%
   2005..........................    44,801 10.85 to 10.78    486 1.45% to 1.85%   0.02%       2.07% to    1.66%
   2004..........................    14,004 10.63 to 10.60    149 1.50% to 1.85%   0.00%       6.25% to    6.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        Net Assets       Expenses as a  Investment
                                                  ---------------------- % of Average     Income          Total
                                          Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------- -------------- ---------- --------------------
Federated Insurance Series:
 Federated American Leaders
   Fund II -- Primary Shares
   2006................................ 2,636,575 22.02 to 11.32  45,394 1.15% to 1.60%    2.29%     15.47% to   14.95%
   2005................................ 3,421,019 19.07 to  9.85  51,833 1.15% to 1.60%    1.59%      3.82% to    3.35%
   2004................................ 4,327,099 18.37 to  9.53  64,074 1.15% to 1.60%    1.46%      8.51% to    8.03%
   2003................................ 5,109,544 16.93 to  8.82  71,020 1.15% to 1.60%    1.57%     26.23% to   25.66%
   2002................................ 5,925,474 13.41 to  7.02  66,257 1.15% to 1.60%    1.18%   (21.13)% to (21.49)%
 Federated Capital Income Fund II
   2006................................ 1,431,042 17.16 to  8.68  18,752 1.15% to 1.60%    6.04%     14.32% to   13.80%
   2005................................ 1,648,487 15.01 to  7.63  19,590 1.15% to 1.60%    5.42%      5.07% to    4.59%
   2004................................ 2,106,682 14.29 to  7.30  24,117 1.15% to 1.60%    4.55%      8.66% to    8.17%
   2003................................ 2,433,234 13.15 to  6.74  26,114 1.15% to 1.60%    6.47%     19.28% to   18.75%
   2002................................ 2,884,128 11.03 to  5.68  26,745 1.15% to 1.60%    5.74%   (24.82)% to (25.16)%
 Federated High Income Bond
   Fund II -- Primary Shares
   2006................................ 2,734,643 20.55 to 12.33  43,511 1.15% to 1.60%    9.06%      9.53% to    9.04%
   2005................................ 3,435,540 18.76 to 11.31  50,854 1.15% to 1.60%    8.41%      1.48% to    1.02%
   2004................................ 4,545,043 18.49 to 11.20  67,286 1.15% to 1.60%    7.21%      9.19% to    8.70%
   2003................................ 5,587,222 16.93 to 10.30  75,912 1.15% to 1.60%    7.23%     20.81% to   20.27%
   2002................................ 4,883,470 14.02 to  8.57  57,948 1.15% to 1.60%   11.14%      0.22% to  (0.23)%
 Federated High Income Bond
   Fund II -- Service Shares
   2006................................ 3,139,428 13.11 to 10.92  41,883 1.45% to 2.30%    8.12%      8.97% to    8.03%
   2005................................ 3,336,310 13.02 to 10.10  40,903 1.45% to 2.30%    8.21%      3.95% to    0.03%
   2004................................ 3,777,328 12.93 to 10.65  46,278 1.45% to 2.20%    6.83%      8.56% to    6.47%
   2003................................ 3,804,534 11.92 to 10.93  43,334 1.45% to 1.70%    6.21%     19.97% to    9.92%
   2002................................ 2,067,575  9.94 to  9.13  19,637 1.50% to 1.70%    8.49%    (0.29)% to  (0.49)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 2,729,349 18.54 to 11.88  49,853 1.45% to 2.30%    0.60%     12.94% to   11.97%
   2005................................ 2,598,587 16.41 to 11.67  42,072 1.45% to 2.10%    0.00%     19.04% to    8.56%
   2004................................ 2,157,291 15.02 to 10.75  31,957 1.45% to 2.10%    0.00%     12.82% to    7.55%
   2003................................ 1,041,218 13.31 to 13.29  13,855 1.45% to 1.70%    0.00%     33.13% to   32.91%
Fidelity(R) Variable Insurance Products
  Fund:
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................ 4,607,975 33.01 to 11.03 125,274 1.15% to 1.60%    2.85%      6.09% to    5.61%
   2005................................ 5,612,856 31.12 to 10.45 145,425 1.15% to 1.60%    2.89%      2.85% to    2.39%
   2004................................ 6,990,247 30.25 to 10.20 177,876 1.15% to 1.60%    2.86%      4.25% to    3.78%
   2003................................ 8,203,922 29.02 to  9.83 202,792 1.15% to 1.60%    3.73%     16.62% to   16.09%
   2002................................ 9,341,511 24.88 to  8.47 201,811 1.15% to 1.60%    4.25%    (9.78)% to (10.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2006.........................  2,406,777 11.19 to 10.80  26,494 1.45% to 2.30%   1.86%       5.59% to    4.68%
   2005.........................  1,719,286 10.60 to 10.32  18,085 1.45% to 2.30%   1.74%       5.68% to    1.50%
   2004.........................    615,985 10.36 to 10.31   6,367 1.45% to 2.20%   0.00%       3.63% to    3.10%
 VIP Balanced Portfolio --
   Service Class 2
   2006.........................  1,796,891 10.43 to 10.36  18,660 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2006......................... 15,122,578 42.90 to 14.53 365,720 1.15% to 1.60%   1.29%      10.44% to    9.94%
   2005......................... 17,346,810 38.84 to 13.21 395,149 1.15% to 1.60%   0.32%      15.60% to   15.08%
   2004......................... 18,014,173 33.60 to 11.48 373,173 1.15% to 1.60%   0.34%      14.15% to   13.63%
   2003......................... 18,289,819 29.44 to 10.10 345,787 1.15% to 1.60%   0.48%      26.99% to   26.41%
   2002......................... 19,507,853 23.18 to  7.99 301,849 1.15% to 1.60%   0.88%    (10.39)% to (10.80)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006......................... 15,703,609 17.76 to 11.63 222,580 1.45% to 2.30%   1.05%       9.82% to    8.88%
   2005......................... 14,601,767 16.17 to 11.72 186,832 1.45% to 2.20%   0.13%      18.64% to   14.21%
   2004......................... 11,400,601 14.07 to 10.22 126,139 1.45% to 2.10%   0.19%      13.49% to    9.35%
   2003.........................  8,758,809 12.40 to  9.03  83,388 1.45% to 1.70%   0.25%      26.27% to   23.95%
   2002.........................  5,509,199  7.90 to  7.16  40,962 1.50% to 1.70%   0.58%    (10.96)% to (11.14)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2006.........................    318,324 15.77 to 12.06   4,966 1.45% to 2.30%   0.25%      12.17% to   11.20%
   2005.........................    272,005 14.06 to 11.11   3,783 1.45% to 2.10%   0.00%      18.93% to   18.15%
   2004.........................    116,145 11.82 to  9.43   1,349 1.45% to 1.85%   0.00%     (0.19)% to  (5.74)%
   2003.........................     19,191 11.84 to 11.82     227 1.45% to 1.70%   0.00%      18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2006......................... 11,178,345 63.26 to 13.18 354,377 1.15% to 1.60%   4.64%      18.82% to   18.28%
   2005......................... 12,732,143 53.24 to 11.15 360,949 1.15% to 1.60%   2.16%       4.65% to    4.18%
   2004......................... 14,915,554 50.87 to 10.70 424,071 1.15% to 1.60%   1.62%      10.24% to    9.75%
   2003......................... 16,092,429 46.15 to  9.75 449,106 1.15% to 1.60%   1.87%      28.83% to   28.25%
   2002......................... 17,384,021 35.82 to  7.60 397,750 1.15% to 1.60%   1.83%    (17.90)% to (18.27)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006......................... 11,552,360 16.96 to 12.32 167,917 1.45% to 2.30%   4.30%      18.19% to   17.18%
   2005......................... 11,457,949 14.35 to 10.51 140,869 1.45% to 2.30%   1.84%       8.90% to    3.25%
   2004......................... 11,495,741 13.79 to 10.55 135,375 1.45% to 2.20%   1.35%       9.74% to    5.49%
   2003......................... 10,004,113 12.58 to 10.21 106,695 1.45% to 1.70%   1.40%      28.08% to   25.83%
   2002.........................  6,899,345  8.41 to  7.98  56,774 1.50% to 1.70%   1.20%    (18.40)% to (18.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2006..........................  5,004,800 11.49 to 10.49  70,323 0.75% to 1.60%   0.97%      12.33% to   11.38%
   2005..........................  6,261,125 16.51 to  9.42  80,236 0.75% to 1.60%   1.61%       6.83% to    5.92%
   2004..........................  7,888,810 15.52 to  8.89  96,756 0.75% to 1.60%   0.91%       5.00% to    4.11%
   2003..........................  8,830,242 14.84 to  8.54 105,013 0.75% to 1.60%   1.19%      22.85% to   21.80%
   2002..........................  8,972,885 12.13 to  7.01  88,457 0.75% to 1.60%   1.44%    (17.24)% to (17.95)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2006..........................  2,942,071 14.02 to 11.63  33,025 1.45% to 2.30%   0.71%      11.22% to   10.27%
   2005..........................  3,239,571 12.61 to  9.49  32,441 1.45% to 2.20%   1.34%      10.64% to    5.15%
   2004..........................  3,491,795 11.91 to  8.99  32,928 1.45% to 2.10%   0.74%       3.99% to    0.72%
   2003..........................  3,229,973 11.45 to  8.66  28,818 1.45% to 1.70%   0.90%      21.59% to   14.51%
   2002..........................  2,299,818  7.35 to  7.14  16,627 1.50% to 1.70%   1.15%    (18.09)% to (18.26)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2006..........................  1,977,585  9.08 to  7.83  20,640 0.75% to 1.60%   0.79%       4.67% to    3.78%
   2005..........................  2,631,347 12.25 to  7.55  26,579 0.75% to 1.60%   0.98%       8.08% to    7.16%
   2004..........................  3,222,872 11.38 to  7.04  30,762 0.75% to 1.60%   0.57%       6.39% to    5.48%
   2003..........................  3,973,549 10.74 to  6.68  36,215 0.75% to 1.60%   0.83%      28.90% to   27.80%
   2002..........................  4,717,501  8.36 to  5.22  33,698 0.75% to 1.60%   1.17%    (22.43)% to (23.09)%
 VIP Growth Portfolio -- Initial
   Class
   2006..........................  7,128,035 54.14 to  8.77 155,242 1.15% to 1.60%   0.42%       5.62% to    5.15%
   2005..........................  8,949,110 51.26 to  8.34 187,625 1.15% to 1.60%   0.53%       4.59% to    4.11%
   2004.......................... 11,497,544 49.01 to  8.01 232,389 1.15% to 1.60%   0.28%       2.19% to    1.73%
   2003.......................... 13,789,411 47.96 to  7.87 276,891 1.15% to 1.60%   0.28%      31.32% to   30.73%
   2002.......................... 14,313,914 36.52 to  6.02 234,097 1.15% to 1.60%   0.28%    (30.91)% to (31.22)%
 VIP Growth Portfolio -- Service
   Class 2
   2006..........................  6,327,145 13.82 to 10.95  49,669 1.45% to 2.30%   0.17%       5.03% to    4.13%
   2005..........................  7,097,801 13.16 to  6.35  52,415 1.45% to 2.30%   0.28%      11.44% to    3.19%
   2004..........................  7,951,697 12.66 to  6.13  55,296 1.45% to 2.20%   0.13%       4.30% to  (4.33)%
   2003..........................  8,154,350 12.45 to  6.04  54,254 1.45% to 1.70%   0.10%      30.55% to   24.53%
   2002..........................  6,256,245  5.47 to  4.64  30,696 1.50% to 1.70%   0.12%    (31.34)% to (31.48)%
 VIP Mid Cap Portfolio -- Initial
   Class
   2006..........................      2,165 21.25 to 21.25      46 0.75% to 0.75%   1.33%      11.86% to   11.86%
   2005..........................      1,987 19.00 to 19.00      38 0.75% to 0.75%   0.00%      17.42% to   17.42%
   2004..........................      2,312 16.18 to 16.18      37 0.75% to 0.75%   0.00%      23.98% to   23.98%
   2003..........................      4,695 13.05 to 13.05      61 0.75% to 0.75%   0.41%      37.60% to   37.60%
   2002..........................      3,180  9.49 to  9.49      30 0.75% to 0.75%   0.98%    (10.50)% to (10.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006........................... 12,522,594 22.30 to 11.70 248,786 1.15% to 2.30%   1.26%      11.11% to    9.82%
   2005........................... 14,074,825 20.07 to 10.66 253,445 1.15% to 2.30%   0.00%      20.82% to    6.57%
   2004........................... 12,369,414 17.20 to 11.57 191,415 1.15% to 2.20%   0.00%      23.22% to   15.73%
   2003...........................  9,995,251 13.96 to 12.19 125,003 1.15% to 1.70%   0.21%      39.59% to   35.90%
   2002...........................  5,809,942  9.09 to  8.97  52,471 1.50% to 1.70%   0.67%    (11.38)% to (11.56)%
 VIP Overseas Portfolio -- Initial
   Class
   2006...........................  3,799,436 12.21 to 13.60  89,338 0.75% to 1.60%   1.51%      17.20% to   16.20%
   2005...........................  4,093,905 30.58 to 10.42  85,081 0.75% to 1.60%   1.20%      18.16% to   17.15%
   2004...........................  4,657,372 25.99 to  8.81  83,792 0.75% to 1.60%   1.12%      12.78% to   11.82%
   2003...........................  4,047,415 23.14 to  7.82  68,384 0.75% to 1.60%   0.77%      42.29% to   41.08%
   2002...........................  2,992,198 16.33 to  5.49  38,302 0.75% to 1.60%   0.78%    (20.88)% to (21.55)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...........................    328,408 13.01 to 12.19   4,262 1.45% to 2.30%   2.14%      14.33% to   13.35%
   2005...........................    253,954 11.66 to 11.26   2,886 1.45% to 2.20%   0.09%      16.56% to    0.28%
   2004...........................    141,556 11.27 to 11.22   1,594 1.45% to 2.10%   0.00%      12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust:
 Franklin Income Securities Fund
   -- Class 2 Shares
   2006........................... 35,127,803 12.13 to 11.45 408,565 1.45% to 2.30%   3.68%      16.53% to   15.53%
   2005...........................  5,924,883 10.41 to  9.91  60,208 1.45% to 2.30%   0.31%       4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2006...........................     95,866 13.92 to 11.24   1,139 1.45% to 2.05%   0.30%       9.29% to    8.63%
   2005...........................      3,727 12.74 to 10.40      45 1.45% to 1.85%   0.22%       3.99% to  (0.41)%
   2004...........................         97 12.79 to 12.79       1 1.45% to 1.45%   0.55%       6.37% to    6.37%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006...........................  1,979,743 16.91 to 12.09  27,995 1.45% to 2.05%   0.40%      16.67% to   15.96%
   2005...........................      4,503 14.49 to 14.49      65 1.45% to 1.45%   0.00%       8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2006...........................  1,566,844 13.55 to 13.31  20,910 0.75% to 1.60%   1.36%      20.79% to   19.76%
   2005...........................  1,348,354 11.17 to 11.12  15,007 1.15% to 1.60%   1.38%       9.21% to    8.72%
   2004...........................     15,631 10.23 to 10.23     160 1.40% to 1.55%   0.00%       2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2006...........................    134,594 19.92 to 12.35   1,885 1.45% to 2.05%   0.59%      19.69% to   18.96%
   2005...........................      3,040 16.64 to 11.16      42 1.45% to 1.85%   1.34%      11.60% to    8.52%
   2004...........................      1,601 15.33 to 14.55      24 1.45% to 1.50%   1.16%      16.81% to   16.75%
   2003...........................      1,243 12.46 to 12.46      15 1.50% to 1.50%   1.70%      30.23% to   30.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                               Net Assets       Expenses as a  Investment
                                         ---------------------- % of Average     Income          Total
                                Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                              ---------- -------------- ------- -------------- ---------- --------------------
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2006......................     10,563 17.54 to 12.08     185 1.45% to 2.05%   3.31%      19.36% to   18.64%
   2005......................        118 14.69 to 14.69       2 1.45% to 1.45%   2.95%       2.06% to    2.06%
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2006......................    753,106 10.87 to 10.82   8,153 1.15% to 1.40%   3.12%      11.84% to   11.56%
   2005......................    864,668  9.72 to  9.70   8,386 1.15% to 1.40%   2.48%     (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2006......................    725,873 11.05 to 10.98   8,020 1.45% to 2.45%   0.07%      10.55% to    9.80%
 GE Investments Funds, Inc.
   Income Fund
   2006......................  9,579,086 13.60 to 10.21 115,519 0.75% to 2.30%   4.94%       3.59% to    1.98%
   2005......................  8,740,643 13.88 to 10.01 108,135 0.75% to 2.30%   4.78%       1.27% to  (0.20)%
   2004...................... 10,158,295 13.76 to 10.02 126,630 0.75% to 2.20%   4.53%       2.64% to    0.15%
   2003...................... 12,585,305 13.46 to 10.03 157,345 0.75% to 1.70%   3.51%       2.82% to    0.34%
   2002...................... 15,139,161 13.14 to 10.63 189,589 0.75% to 1.70%   3.97%       9.06% to    8.02%
 International Equity Fund
   2006......................  2,435,637 12.00 to 13.42  64,895 0.75% to 1.60%   1.22%      23.76% to   22.71%
   2005......................  2,434,791 17.37 to  9.69  33,736 0.75% to 1.60%   1.08%      17.31% to   16.31%
   2004......................  2,359,614 14.86 to  8.26  28,421 0.75% to 1.60%   1.31%      14.98% to   14.00%
   2003......................  2,039,124 12.98 to  7.19  21,693 0.75% to 1.60%   1.83%      36.87% to   35.71%
   2002......................  1,853,558  9.52 to  5.25  14,394 0.75% to 1.60%   0.95%    (24.40)% to (25.05)%
 Mid-Cap Equity Fund
   2006......................  9,999,398 17.10 to 11.13 184,210 0.75% to 2.30%   1.42%       7.59% to    5.91%
   2005...................... 12,172,578 24.22 to 10.51 213,473 0.75% to 2.30%   2.32%      15.64% to    5.12%
   2004...................... 13,952,494 21.93 to 11.03 224,676 0.75% to 2.20%   1.04%      15.15% to   10.27%
   2003...................... 14,866,511 19.12 to 11.35 212,983 0.75% to 1.70%   1.42%      31.94% to   29.03%
   2002...................... 13,351,165 14.55 to  8.68 150,338 0.75% to 1.70%   0.84%    (14.41)% to (15.23)%
 Money Market Fund
   2006...................... 21,488,145  1.13 to 10.25 250,972 0.75% to 2.30%   4.55%       3.84% to    2.23%
   2005...................... 19,518,352 17.46 to  1.09 224,779 0.75% to 2.30%   2.71%       2.04% to    0.30%
   2004...................... 21,673,274 17.18 to  1.07 253,479 0.75% to 2.20%   0.96%       0.20% to  (0.99)%
   2003...................... 30,936,574 17.21 to  1.06 362,930 0.75% to 1.70%   0.82%       0.02% to  (0.93)%
   2002...................... 52,540,617 17.28 to  1.06 644,670 0.75% to 1.70%   1.49%       0.71% to  (0.25)%
 Premier Growth Equity Fund
   2006......................  8,571,043 10.15 to 11.07  92,189 0.75% to 2.30%   0.39%       8.25% to    6.57%
   2005...................... 10,802,937 12.75 to  8.70 108,010 0.75% to 2.10%   0.33%       6.94% to (12.00)%
   2004...................... 12,715,343 12.77 to  8.73 127,244 0.75% to 2.10%   0.61%       6.23% to    2.68%
   2003...................... 14,097,692 12.11 to  8.30 132,417 0.75% to 1.70%   0.21%      27.95% to   21.09%
   2002......................  9,623,943  7.73 to  6.55  71,017 0.75% to 1.70%   0.05%    (21.61)% to (22.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets        Expenses as a  Investment
                                          ------------------------ % of Average     Income          Total
                                 Units      Unit Value     000s    Net Assets(1)   Ratio(2)       Return(3)
                              ----------- -------------- --------- -------------- ---------- --------------------
 Real Estate Securities Fund
   2006......................   4,786,494 30.29 to 13.92   165,844 0.75% to 2.30%   2.96%      32.03% to   29.98%
   2005......................   4,838,741 41.09 to 11.27   134,195 0.75% to 2.20%   5.60%      12.86% to    9.44%
   2004......................   5,230,441 37.18 to 12.39   137,383 0.75% to 2.10%   6.13%      31.38% to   23.93%
   2003......................   4,151,803 28.42 to 12.47    93,073 0.75% to 1.70%   3.71%      36.35% to   24.71%
   2002......................   3,811,912 20.93 to 11.55    67,567 0.75% to 1.60%   4.04%     (2.09)% to  (2.92)%
 S&P 500(R) Index Fund
   2006......................  27,944,634 10.22 to 11.75   428,833 0.75% to 2.30%   1.55%      14.57% to   12.78%
   2005......................  33,003,926 51.05 to  8.36   467,252 0.75% to 2.10%   1.48%       3.73% to (43.38)%
   2004......................  37,617,221 49.41 to  8.14   543,296 0.75% to 2.10%   1.59%       9.63% to    4.49%
   2003......................  39,333,214 45.25 to  7.50   553,096 0.75% to 1.70%   1.39%      27.31% to   21.40%
   2002......................  33,299,496 35.69 to  5.95   419,260 0.75% to 1.70%   1.19%    (22.95)% to (23.69)%
 Small-Cap Equity Fund
   2006......................   6,832,957 17.74 to 11.47   117,116 1.15% to 2.30%   0.73%      11.97% to   10.67%
   2005......................   7,714,654 15.84 to 10.36   118,862 1.15% to 2.30%   1.07%      12.99% to    3.62%
   2004......................   7,633,871 14.63 to 10.77   109,300 1.15% to 2.20%   6.53%      13.82% to    7.69%
   2003......................   5,955,779 12.85 to 12.48    75,483 1.15% to 1.70%   0.08%      28.54% to   22.01%
   2002......................   3,759,543 10.45 to 10.22    38,978 1.50% to 1.70%   0.31%    (15.15)% to (15.32)%
 Total Return Fund -- Class 1
   Shares
   2006...................... 102,618,455 13.20 to 11.53 1,342,576 0.75% to 2.30%   2.00%      12.90% to   11.14%
   2005......................  76,577,181 43.66 to 10.38   926,602 0.75% to 2.30%   2.16%       6.03% to    1.40%
   2004......................  38,281,553 42.60 to 10.35   499,210 0.75% to 2.20%   1.85%       7.38% to    3.51%
   2003......................  14,406,502 39.84 to 10.58   219,272 0.75% to 1.70%   1.69%      19.41% to    9.00%
   2002......................   6,079,671 33.49 to  8.86   108,117 0.75% to 1.60%   2.28%     (8.01)% to (10.76)%
 Total Return Fund -- Class 3
   Shares
   2006......................  34,613,995 10.62 to 10.55   366,059 1.40% to 2.45%   3.98%       6.24% to    5.49%
 U.S. Equity Fund
   2006......................   7,832,639 11.15 to 11.74    92,349 0.75% to 2.30%   1.43%      15.25% to   13.46%
   2005......................   8,579,915 12.65 to  9.12    89,485 0.75% to 2.10%   1.08%       5.20% to    0.36%
   2004......................   9,832,535 12.52 to  9.05   101,788 0.75% to 1.85%   1.30%       7.36% to    3.60%
   2003......................  10,651,882 11.75 to  8.51   103,414 0.75% to 1.70%   1.00%      22.35% to   17.47%
   2002......................   9,869,194  8.96 to  7.02    79,298 0.75% to 1.70%   0.92%    (19.87)% to (20.64)%
 Value Equity Fund
   2006......................   3,047,118 15.26 to 11.91    36,299 1.45% to 2.30%   1.78%      16.15% to   15.15%
   2005......................   3,339,541 13.14 to  9.69    34,230 1.45% to 2.10%   1.18%       5.50% to    1.88%
   2004......................   3,480,148 12.81 to  9.47    34,553 1.45% to 2.10%   1.28%       7.98% to    4.64%
   2003......................   3,082,645 11.87 to  8.79    27,903 1.45% to 1.70%   1.55%      22.19% to   18.66%
   2002......................   2,211,692  7.45 to  7.21    16,201 1.50% to 1.70%   1.11%    (18.80)% to (18.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust:
 Goldman Sachs Growth and
   Income Fund
   2006.........................  3,272,299 12.28 to 12.28  41,477 1.15% to 1.60%   1.85%      21.22% to   20.68%
   2005.........................  3,272,582  11.18 to 9.94  34,128 1.15% to 1.60%   1.61%       2.74% to    2.27%
   2004.........................  3,446,861  10.93 to 9.70  34,995 1.15% to 1.60%   1.89%      17.43% to   16.90%
   2003.........................  2,563,134   9.34 to 8.28  22,311 1.15% to 1.60%   1.40%      22.93% to   22.38%
   2002.........................  2,547,361   7.63 to 6.75  18,100 1.15% to 1.60%   1.63%    (12.36)% to (12.76)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.........................  8,424,816 22.94 to 11.78 190,448 1.15% to 2.30%   2.69%      14.83% to   13.50%
   2005......................... 10,076,121 23.29 to 10.38 206,455 1.15% to 2.30%   2.89%      13.89% to    3.80%
   2004......................... 10,129,549 20.96 to 17.62 191,656 1.15% to 1.60%   4.68%      24.43% to   23.88%
   2003......................... 10,378,954 16.91 to 14.19 158,065 1.15% to 1.60%   0.87%      26.92% to   26.34%
   2002......................... 12,446,749 13.38 to 11.21 149,957 1.15% to 1.60%   0.98%     (5.79)% to  (6.22)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2006.........................     30,562 10.71 to 10.20     325 1.45% to 2.05%   4.11%       2.63% to    2.01%
   2005.........................     14,792 10.83 to 10.07     155 1.45% to 1.85%   4.30%       1.32% to    0.71%
   2004.........................      4,864 10.69 to 10.29      51 1.45% to 1.50%   4.90%       2.78% to    2.73%
   2003.........................      3,051 10.41 to 10.41      32 1.50% to 1.50%   3.62%       2.16% to    2.16%
   2002.........................        378 10.19 to 10.19       4 1.50% to 1.50%   0.00%       1.84% to    1.84%
 International Equity Portfolio
   2006.........................      9,030 20.29 to 12.58     121 1.45% to 2.05%   0.93%      20.27% to   19.54%
   2005.........................      4,892 16.37 to 11.28      56 1.50% to 1.85%   0.03%      12.81% to    9.04%
   2004.........................        427 15.02 to 15.02       6 1.50% to 1.50%   0.43%      16.59% to   16.59%
   2003.........................         24 12.88 to 12.88       1 1.50% to 1.50%   0.32%      30.47% to   30.47%
 Mid Cap Value Portfolio
   2006.........................     13,607 18.20 to 11.90     204 1.45% to 2.05%   1.56%      15.15% to   14.45%
   2005.........................      6,178 16.64 to 10.88      85 1.45% to 1.85%   0.86%       8.80% to    7.58%
   2004.........................      2,833 15.47 to 14.69      44 1.45% to 1.50%   0.66%      19.30% to   19.24%
   2003.........................      1,288 12.97 to 12.97      17 1.50% to 1.50%   0.41%      27.68% to   27.68%
   2002.........................        368 10.16 to 10.16       4 1.50% to 1.50%   0.00%       1.55% to    1.55%
 Small Company Portfolio
   2006.........................      1,797 19.09 to 11.67      34 1.45% to 2.05%   0.73%      13.34% to   12.66%
   2005.........................      1,147 16.84 to 16.43      19 1.45% to 1.50%   0.00%       1.92% to    1.87%
   2004.........................        468 16.52 to 16.13       8 1.45% to 1.50%   0.00%      25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2006.........................      1,026 14.98 to 11.77      15 1.45% to 2.05%   0.76%      14.89% to   14.19%
   2005.........................        209 13.34 to 13.04       3 1.45% to 1.50%   0.00%     (0.12)% to  (0.17)%
   2004.........................        449 13.36 to 13.36       6 1.50% to 1.50%   0.00%       7.85% to    7.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
Janus Aspen Series:
 Balanced Portfolio --
   Institutional Shares
   2006........................... 11,736,692 29.14 to 13.04 239,080 1.15% to 1.60%   2.06%       9.45% to    8.96%
   2005........................... 14,694,411 26.62 to 11.96 280,976 1.15% to 1.60%   2.16%       6.71% to    6.23%
   2004........................... 18,726,294 24.95 to 11.26 341,093 1.15% to 1.60%   2.11%       7.28% to    6.79%
   2003........................... 23,386,397 23.26 to 10.55 401,896 1.15% to 1.60%   2.14%      12.74% to   12.23%
   2002........................... 28,795,699  20.63 to 9.40 437,774 1.15% to 1.60%   2.34%     (7.52)% to  (7.94)%
 Balanced Portfolio -- Service
   Shares
   2006........................... 12,503,041 13.46 to 11.24 146,250 1.45% to 2.30%   1.97%       8.82% to    7.88%
   2005........................... 11,967,310 12.37 to 10.38 129,246 1.45% to 2.30%   2.08%       9.23% to    4.21%
   2004........................... 12,415,157  11.66 to 9.81 126,022 1.45% to 2.20%   2.25%       7.58% to    4.18%
   2003........................... 12,486,493  10.92 to 9.21 117,998 1.45% to 1.70%   1.95%      12.02% to    9.24%
   2002...........................  9,736,412   8.79 to 8.24  81,987 1.50% to 1.70%   2.24%     (8.07)% to  (8.26)%
 Fundamental Equity Portfolio --
   Institutional Shares
   2006...........................      1,161 11.57 to 11.57      13 0.75% to 0.75%   0.17%       9.12% to    9.12%
   2005...........................        901 10.60 to 10.60      10 0.75% to 0.75%   0.10%      14.82% to   14.82%
   2004...........................        674   9.23 to 9.23       6 0.75% to 0.75%   0.13%      12.59% to   12.59%
   2003...........................        360   8.20 to 8.20       3 0.75% to 0.75%   0.17%      22.18% to   22.18%
   2002...........................        332   6.71 to 6.71       2 0.75% to 0.75%   0.35%    (18.88)% to (18.88)%
 Flexible Bond Portfolio --
   Institutional Shares
   2006...........................  2,078,967 13.92 to 13.16  33,277 0.75% to 1.60%   4.65%       3.44% to    2.56%
   2005...........................  2,605,456 18.05 to 12.83  40,940 0.75% to 1.60%   5.07%       1.24% to    0.38%
   2004...........................  3,478,734 17.90 to 12.78  54,713 0.75% to 1.60%   5.18%       3.19% to    2.31%
   2003...........................  4,957,575 17.42 to 12.50  76,430 0.75% to 1.60%   4.28%       5.60% to    4.69%
   2002...........................  7,116,394 16.56 to 11.94 103,887 0.75% to 1.60%   4.75%       9.65% to    8.71%
 Forty Portfolio -- Institutional
   Shares
   2006...........................  6,226,663  9.53 to 11.22 106,826 0.75% to 1.60%   0.34%       8.53% to    7.60%
   2005...........................  8,125,313  26.23 to 8.78 133,264 0.75% to 1.60%   0.21%      12.00% to   11.05%
   2004........................... 10,076,237  23.51 to 7.84 149,722 0.75% to 1.60%   0.24%      17.34% to   16.34%
   2003........................... 12,210,291  20.12 to 6.68 158,169 0.75% to 1.60%   0.47%      19.63% to   18.61%
   2002........................... 15,419,556  16.88 to 5.59 169,212 0.75% to 1.60%   0.54%    (16.30)% to (17.02)%
 Forty Portfolio -- Service Shares
   2006...........................  3,571,495 16.17 to 11.21  36,853 1.45% to 2.30%   0.16%       7.54% to    6.61%
   2005...........................  2,879,442  15.03 to 8.13  26,279 1.45% to 2.10%   0.01%      15.04% to   10.20%
   2004...........................  3,025,070  13.55 to 7.34  24,598 1.45% to 1.85%   0.03%      16.26% to   12.40%
   2003...........................  3,224,296  11.66 to 6.33  21,935 1.45% to 1.70%   0.24%      18.43% to   16.56%
   2002...........................  3,224,751   6.45 to 5.36  18,242 1.50% to 1.70%   0.31%    (17.19)% to (17.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  1,245,359  10.78 to 9.75  12,889 1.15% to 1.70%   0.00%       5.11% to    4.53%
   2005...........................  1,576,985  10.26 to 9.33  15,547 1.15% to 1.70%   0.00%      11.04% to   10.42%
   2004...........................  1,708,218   9.24 to 8.45  15,234 1.15% to 1.70%   0.00%      12.91% to   12.28%
   2003...........................  1,934,877   8.18 to 7.53  15,343 1.15% to 1.70%   0.00%      24.74% to   24.05%
   2002...........................  2,273,397   6.56 to 6.07  14,518 1.15% to 1.70%   0.00%    (30.36)% to (30.75)%
 Global Technology Portfolio --
   Service Shares
   2006...........................  2,760,786   4.17 to 3.94  11,189 1.15% to 1.70%   0.00%       6.59% to    6.00%
   2005...........................  3,428,546   3.91 to 3.71  13,089 1.15% to 1.70%   0.00%      10.27% to    9.66%
   2004...........................  4,580,239   3.55 to 3.39  15,925 1.15% to 1.70%   0.00%     (0.59)% to  (1.14)%
   2003...........................  6,518,426   3.57 to 3.43  22,868 1.15% to 1.70%   0.00%      44.79% to   43.99%
   2002...........................  4,661,214   2.47 to 2.38  11,317 1.15% to 1.70%   0.00%    (41.61)% to (41.94)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  5,695,936 14.27 to 22.71 169,248 0.75% to 1.60%   1.92%      45.92% to   44.68%
   2005...........................  5,689,187  27.18 to 9.78 119,507 0.75% to 1.60%   1.21%      31.30% to   30.19%
   2004...........................  5,850,102  20.79 to 7.45  96,153 0.75% to 1.60%   0.89%      18.06% to   17.05%
   2003...........................  6,790,247  17.68 to 6.31  96,516 0.75% to 1.60%   1.21%      33.90% to   32.76%
   2002...........................  8,547,809  13.26 to 4.71  92,014 0.75% to 1.60%   0.83%    (26.14)% to (26.77)%
 International Growth Portfolio --
   Service Shares
   2006...........................  2,156,293 29.80 to 20.96  32,138 1.45% to 2.20%   1.84%      44.51% to   43.41%
   2005...........................  2,594,044  20.62 to 8.89  26,589 1.45% to 2.20%   1.04%      30.03% to   29.05%
   2004...........................  3,257,488  15.86 to 6.86  25,980 1.45% to 2.20%   0.86%      16.97% to    9.50%
   2003...........................  3,539,571  13.56 to 5.88  22,850 1.45% to 1.70%   1.16%      35.60% to   32.25%
   2002...........................  2,845,383   5.51 to 4.44  13,347 1.50% to 1.70%   0.90%    (26.87)% to (27.02)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006...........................  8,909,493  25.48 to 8.63 134,434 1.15% to 1.60%   0.47%      10.10% to    9.60%
   2005........................... 11,100,423  23.14 to 7.87 156,161 1.15% to 1.60%   0.32%       3.09% to    2.63%
   2004........................... 14,045,508  22.45 to 7.67 196,579 1.15% to 1.60%   0.13%       3.31% to    2.85%
   2003........................... 17,653,848  21.73 to 7.46 243,768 1.15% to 1.60%   0.08%      30.22% to   29.63%
   2002........................... 22,269,781  16.69 to 5.75 238,533 1.15% to 1.60%   0.00%    (27.36)% to (27.69)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  1,935,725   6.63 to 6.54  13,364 1.50% to 1.70%   0.28%       9.47% to    9.25%
   2005...........................  2,185,778   7.06 to 5.99  13,753 1.50% to 1.70%   0.12%       2.46% to    2.25%
   2004...........................  2,676,051   6.90 to 5.86  16,511 1.50% to 1.70%   0.00%       2.64% to    2.43%
   2003...........................  3,297,592   6.72 to 5.72  19,781 1.50% to 1.70%   0.00%      29.52% to   29.26%
   2002...........................  3,634,193   5.19 to 4.42  16,885 1.50% to 1.70%   0.00%    (27.82)% to (27.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006..........................  5,680,114 34.21 to 10.00 106,781 1.15% to 1.60%   0.00%      12.31% to   11.80%
   2005..........................  7,153,975  30.46 to 8.94 122,135 1.15% to 1.60%   0.00%      11.02% to   10.52%
   2004..........................  8,776,234  27.44 to 8.09 136,587 1.15% to 1.60%   0.00%      19.36% to   18.82%
   2003.......................... 10,582,904  22.99 to 6.81 139,995 1.15% to 1.60%   0.00%      33.55% to   32.95%
   2002.......................... 12,228,711  17.21 to 5.12 123,968 1.15% to 1.60%   0.00%    (28.77)% to (29.09)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..........................  2,314,385   5.44 to 5.37  13,878 1.50% to 1.70%   0.00%      11.61% to   11.38%
   2005..........................  2,610,339   7.22 to 4.82  14,046 1.50% to 1.70%   0.00%      10.35% to   10.13%
   2004..........................  3,157,328   6.55 to 4.37  15,551 1.50% to 1.70%   0.00%      18.67% to   18.43%
   2003..........................  3,274,296   5.52 to 3.69  13,558 1.50% to 1.70%   0.00%      32.74% to   32.48%
   2002..........................  3,435,307   4.16 to 2.79  10,607 1.50% to 1.70%   0.00%    (29.20)% to (29.34)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006..........................  7,718,473 34.96 to 10.60 164,481 1.15% to 1.60%   1.71%      16.85% to   16.32%
   2005..........................  9,616,476 29.92 to  9.11 179,661 1.15% to 1.60%   1.31%       4.65% to    4.18%
   2004.......................... 12,248,563 28.59 to  8.74 225,696 1.15% to 1.60%   0.95%       3.57% to    3.11%
   2003.......................... 15,576,320 27.61 to  8.48 283,636 1.15% to 1.60%   1.08%      22.57% to   22.01%
   2002.......................... 20,708,412 22.52 to  6.95 314,224 1.15% to 1.60%   0.82%    (26.36)% to (26.69)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..........................  2,410,037  6.91 to  6.82  17,511 1.50% to 1.70%   1.59%      16.17% to   15.94%
   2005..........................  2,945,854  7.22 to  5.88  18,413 1.50% to 1.70%   1.18%       3.99% to    3.78%
   2004..........................  3,424,126  6.95 to  5.67  20,558 1.50% to 1.70%   0.87%       2.96% to    2.75%
   2003..........................  4,043,372  6.75 to  5.52  23,612 1.50% to 1.70%   0.83%      21.83% to   21.58%
   2002..........................  4,488,347  5.55 to  4.54  21,577 1.50% to 1.70%   0.61%    (26.82)% to (26.97)%
JPMorgan Insurance Trust:
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2006..........................    151,880 10.44 to 10.39   1,581 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2006..........................        399 11.01 to 10.96       4 1.45% to 2.20%   0.00%      10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2006..........................        431 10.00 to  9.95       4 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2006..........................      1,226 10.87 to 10.82      13 1.45% to 2.20%   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2006..........................    144,330 10.44 to 10.39   1,503 1.45% to 2.20%   0.00%       4.44% to    3.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006............................       939 10.28 to 10.23     10 1.45% to 2.20%   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2006............................       416 10.22 to 10.17      4 1.45% to 2.20%   0.00%       2.24% to    1.72%
Legg Mason Partners Variable
  Portfolios I, Inc.:
 Legg Mason Partners Variable All
   Cap Portfolio -- Class II
   2006............................ 1,197,152 16.36 to 11.86 18,819 1.45% to 2.30%   1.35%      16.17% to   15.17%
   2005............................ 1,130,086 14.08 to 10.14 15,620 1.45% to 2.30%   0.64%       9.37% to    1.44%
   2004............................ 1,050,803 13.78 to  9.99 14,351 1.45% to 2.20%   0.22%       6.51% to  (0.13)%
   2003............................   550,460 12.93 to 12.91  7,116 1.45% to 1.70%   0.00%      29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2006............................ 2,344,053 19.33 to 13.92 39,253 1.15% to 1.60%   1.55%      16.90% to   16.38%
   2005............................ 3,136,093 16.54 to 11.96 44,992 1.15% to 1.60%   1.08%       5.31% to    4.83%
   2004............................ 3,828,177 15.70 to 11.41 52,751 1.15% to 1.60%   1.41%       9.10% to    8.61%
   2003............................ 4,244,587 14.39 to 10.51 53,784 1.15% to 1.60%   1.46%      30.81% to   30.22%
   2002............................ 4,724,736 11.00 to  8.07 45,820 1.15% to 1.60%   1.07%    (23.93)% to (24.28)%
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2006............................ 2,386,389 15.21 to 14.23 34,924 1.15% to 1.60%   4.93%       3.82% to    3.35%
   2005............................ 2,947,461 14.65 to 13.77 41,733 1.15% to 1.60%   5.74%       1.29% to    0.84%
   2004............................ 3,360,947 14.46 to 13.66 47,175 1.15% to 1.60%   4.54%       5.42% to    4.94%
   2003............................ 3,804,830 13.72 to 13.01 50,837 1.15% to 1.60%   5.07%      11.93% to   11.42%
   2002............................ 3,830,361 12.26 to 11.68 45,855 1.15% to 1.60%   5.67%       7.59% to    7.10%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006............................   982,919 14.33 to 12.53 13,041 1.15% to 1.60%   1.95%      11.27% to   10.77%
   2005............................ 1,230,866 12.88 to 11.31 14,823 1.15% to 1.60%   1.93%       2.13% to    1.67%
   2004............................ 1,502,908 12.61 to 11.12 17,838 1.15% to 1.60%   1.97%       7.48% to    7.00%
   2003............................ 1,670,456 11.73 to 10.39 18,581 1.15% to 1.60%   1.61%      14.58% to   14.07%
   2002............................ 1,789,547 10.24 to  9.11 17,415 1.15% to 1.60%   1.58%     (7.94)% to  (8.36)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006............................   961,071 11.69 to 11.32 10,918 1.45% to 2.30%   2.99%      10.63% to    9.68%
   2005............................   200,450 10.57 to 10.32  2,086 0.00% to 2.30%   6.90%       5.66% to    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios II:
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006............................   772,298 15.90 to 11.27 11,455 1.45% to 2.30%   0.00%       9.14% to    8.21%
   2005............................   613,685 14.57 to 10.41  8,448 1.45% to 2.30%   0.00%      16.87% to    4.11%
   2004............................   449,954 13.48 to  9.99  5,898 1.45% to 2.20%   0.00%       7.21% to  (0.05)%
   2003............................   185,388 12.57 to 12.55  2,331 1.45% to 1.70%   0.00%      25.74% to   25.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2006............................ 3,222,544 13.38 to 10.93 25,116 1.45% to 2.30%   0.00%       5.75% to    4.84%
   2005............................ 3,545,730 12.65 to  6.24 25,467 1.45% to 2.20%   0.14%       9.69% to    2.04%
   2004............................ 3,937,645 12.32 to  6.09 27,008 1.45% to 1.95%   0.00%       8.52% to    2.77%
   2003............................ 4,278,161 11.47 to  5.68 26,005 1.45% to 1.70%   0.00%      20.77% to   14.69%
   2002............................ 3,555,244  5.24 to  4.71 17,246 1.50% to 1.70%   0.00%    (28.80)% to (28.95)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2006............................ 2,090,802 14.98 to 11.55 21,603 1.45% to 2.30%   0.26%      11.06% to   10.11%
   2005............................ 2,371,865 13.49 to  8.65 21,954 1.45% to 2.10%   0.31%       5.48% to    4.78%
   2004............................ 2,568,716 12.79 to  8.22 22,289 1.45% to 2.10%   0.44%       9.51% to    5.81%
   2003............................ 2,644,443 11.68 to  7.53 20,576 1.45% to 1.70%   0.44%      20.01% to   16.77%
   2002............................ 2,053,327  6.49 to  6.29 13,080 1.50% to 1.70%   0.44%    (22.34)% to (22.50)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006............................ 3,562,284 15.53 to 11.70 37,342 1.15% to 2.30%   0.00%      11.64% to   10.34%
   2005............................ 4,017,980 13.91 to  7.91 37,884 1.15% to 2.30%   0.00%      20.15% to    2.73%
   2004............................ 4,681,594 13.40 to  7.66 42,080 1.15% to 2.20%   0.00%       6.12% to  (3.17)%
   2003............................ 5,760,927 12.76 to  7.34 48,190 1.15% to 1.70%   0.00%      31.43% to   27.35%
   2002............................ 2,824,461  6.65 to  5.60 16,644 1.50% to 1.70%   0.00%    (32.83)% to (32.96)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006............................     4,108 11.58 to 10.45     48 1.45% to 2.05%   3.38%       4.85% to    4.21%
   2005............................       302 11.05 to 11.05      3 1.45% to 1.45%   0.00%       0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2006............................ 4,769,194 13.69 to 11.10 54,869 1.45% to 2.30%   2.24%      10.01% to    9.06%
   2005............................ 1,919,260 12.66 to 10.17 20,498 1.45% to 2.30%   0.02%       3.24% to    0.71%
   2004............................     2,493 12.53 to 12.30     31 1.45% to 1.50%   1.53%      23.04% to    9.36%
   2003............................     2,387 11.46 to 11.46     27 1.50% to 1.50%   1.64%      14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2006............................ 3,724,035 23.32 to 12.81 58,884 1.45% to 2.30%   1.86%      29.07% to   27.96%
   2005............................ 3,815,454 18.06 to 11.21 46,068 1.45% to 2.00%   0.54%      14.89% to   14.25%
   2004............................ 3,741,935 15.72 to  9.78 38,786 1.45% to 1.85%   1.26%      27.96% to   20.65%
   2003............................ 3,467,512 12.29 to  7.66 27,426 1.45% to 1.70%   2.09%      33.54% to   22.88%
   2002............................ 2,744,995  5.90 to  5.75 15,955 1.50% to 1.70%   2.45%    (24.06)% to (24.21)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
Old Mutual Insurance Series Fund:
 Old Mutual Growth II Portfolio
   2006..........................   648,716 11.38 to 11.11   7,214 1.15% to 1.40%   0.00%       5.97% to    5.70%
   2005..........................   900,188 10.74 to 10.51   9,471 1.15% to 1.40%   0.00%      10.08% to    9.80%
   2004.......................... 1,150,006  9.76 to  9.57  11,018 1.15% to 1.40%   0.00%       5.38% to    5.12%
   2003.......................... 1,584,742  9.26 to  9.10  14,442 1.15% to 1.40%   0.00%      24.26% to   23.95%
   2002.......................... 2,015,582  7.45 to  7.34  14,811 1.15% to 1.40%   0.00%    (31.23)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006..........................   578,757 17.97 to 17.54  10,172 1.15% to 1.40%   0.00%       4.33% to    4.07%
   2005..........................   778,153 17.22 to 16.85  13,137 1.15% to 1.40%   0.00%       3.36% to    3.10%
   2004.......................... 1,038,890 16.66 to 16.35  17,008 1.15% to 1.40%   0.00%       7.69% to    7.42%
   2003.......................... 1,315,600 15.47 to 15.22  20,046 1.15% to 1.40%   0.00%      29.68% to   29.36%
   2002.......................... 1,670,201 11.93 to 11.76  19,664 1.15% to 1.40%   0.00%    (30.13)% to (30.31)%
Oppenheimer Variable Account
  Funds:
 Oppenheimer Balanced Fund/VA
   2006.......................... 2,351,158 43.98 to 14.15  62,389 1.15% to 1.60%   2.91%       9.87% to    9.38%
   2005.......................... 2,872,752 40.03 to 12.94  71,609 1.15% to 1.60%   1.81%       2.70% to    2.23%
   2004.......................... 3,257,445 38.98 to 12.66  81,205 1.15% to 1.60%   1.03%       8.83% to    8.34%
   2003.......................... 3,200,683 35.82 to 11.68  77,470 1.15% to 1.60%   3.04%      23.52% to   22.96%
   2002.......................... 3,625,185 29.00 to  9.50  70,456 1.15% to 1.60%   3.69%    (11.43)% to (11.83)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2006.......................... 3,734,727 12.22 to 10.89  43,482 1.45% to 2.30%   2.24%       9.26% to    8.31%
   2005.......................... 2,434,640 11.19 to 10.05  26,838 1.45% to 2.30%   1.26%       2.17% to    0.53%
   2004..........................   858,290 10.95 to 10.89   9,379 1.45% to 2.20%   0.00%       9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006.......................... 4,291,526 60.35 to 11.56 113,604 1.15% to 1.60%   0.40%       6.71% to    6.23%
   2005.......................... 5,344,427 56.56 to 10.88 137,163 1.15% to 1.60%   0.97%       3.89% to    3.43%
   2004.......................... 6,805,353 54.44 to 10.52 171,410 1.15% to 1.60%   0.33%       5.70% to    5.23%
   2003.......................... 7,569,133 51.50 to 10.00 190,033 1.15% to 1.60%   0.39%      29.44% to   28.86%
   2002.......................... 8,409,331 39.79 to  7.76 167,112 1.15% to 1.60%   0.66%    (27.70)% to (28.03)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006.......................... 1,137,445 14.18 to 11.12  15,884 1.45% to 2.30%   0.19%       6.12% to    5.21%
   2005.......................... 1,079,413 13.84 to 10.42  14,343 1.45% to 2.10%   0.72%       8.60% to    2.67%
   2004.......................... 1,047,495 13.40 to 10.15  13,465 1.45% to 2.10%   0.20%       5.07% to    1.49%
   2003..........................   545,483 12.76 to 12.30   6,776 1.45% to 1.70%   0.00%      28.73% to   22.97%
   2002..........................       100  9.69 to  9.69       1 1.70% to 1.70%   0.00%     (3.13)% to  (3.13)%
 Oppenheimer Core Bond Fund/VA
   2006.......................... 2,858,389 30.10 to 13.20  57,980 1.15% to 1.60%   5.63%       4.07% to    3.60%
   2005.......................... 3,417,647 28.92 to 12.69  69,116 1.15% to 1.60%   5.37%       1.41% to    0.95%
   2004.......................... 4,121,065 28.52 to 12.57  83,599 1.15% to 1.60%   4.90%       4.28% to    3.81%
   2003.......................... 5,350,486 27.35 to 12.10 105,152 1.15% to 1.60%   6.02%       5.55% to    5.07%
   2002.......................... 7,128,092 25.91 to 11.51 132,822 1.15% to 1.60%   7.18%       7.83% to    7.34%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                           ---------------------- % of Average     Income          Total
                                   Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------- -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006......................... 8,592,832 21.54 to 12.17 128,891 1.45% to 2.30%    0.88%     15.67% to   14.67%
   2005......................... 9,274,898 18.62 to 11.40 118,406 1.45% to 2.20%    0.86%     19.43% to   11.67%
   2004......................... 9,267,701 16.57 to 10.17 103,300 1.45% to 2.10%    1.10%     17.15% to   10.43%
   2003......................... 7,460,563 14.14 to  8.70  69,507 1.45% to 1.70%    0.56%     41.41% to   40.43%
   2002......................... 5,031,436  7.04 to  6.19  32,508 1.50% to 1.70%    0.39%   (23.53)% to (23.69)%
 Oppenheimer High Income
   Fund/VA
   2006......................... 2,216,350 42.78 to 12.64  58,611 1.15% to 1.60%    7.86%      8.17% to    7.68%
   2005......................... 2,808,835 39.55 to 11.74  70,449 1.15% to 1.60%    6.84%      1.14% to    0.68%
   2004......................... 3,560,948 39.10 to 11.66  89,889 1.15% to 1.60%    6.77%      7.71% to    7.23%
   2003......................... 5,063,463 36.30 to 10.88 114,418 1.15% to 1.60%    7.07%     22.53% to   21.98%
   2002......................... 4,957,794 29.63 to  8.92  99,031 1.15% to 1.60%   11.01%    (3.52)% to  (3.95)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2006......................... 7,305,931 15.33 to 11.73  81,489 1.45% to 2.30%    0.89%     13.10% to   12.13%
   2005......................... 5,970,370 13.56 to  8.78  57,024 1.45% to 2.20%    1.19%      8.80% to    3.53%
   2004......................... 6,459,260 13.01 to  8.45  58,647 1.45% to 2.10%    0.69%      7.56% to    3.18%
   2003......................... 6,361,484 12.09 to  7.87  52,558 1.45% to 1.70%    0.77%     24.54% to   20.94%
   2002......................... 4,658,392  7.06 to  6.33  30,485 1.50% to 1.70%    0.57%   (20.25)% to (20.41)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006......................... 2,259,800 19.67 to 11.84  41,872 1.45% to 2.30%    0.16%     13.00% to   12.03%
   2005......................... 1,826,811 17.41 to 10.57  30,629 1.45% to 2.30%    0.00%     18.07% to    5.73%
   2004......................... 1,565,895 16.10 to 11.01  24,651 1.45% to 2.20%    0.00%     17.79% to   10.07%
   2003.........................   635,700 13.71 to 13.32   8,618 1.45% to 1.70%    0.00%     42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2006......................... 2,611,132 52.03 to 11.01  75,279 1.15% to 1.60%    0.00%      1.77% to    1.32%
   2005......................... 3,279,000 51.12 to 10.87  94,098 1.15% to 1.60%    0.00%     11.04% to   10.54%
   2004......................... 3,964,971 46.04 to  9.83 103,435 1.15% to 1.60%    0.00%     18.40% to   17.87%
   2003......................... 4,766,375 38.88 to  8.34 108,385 1.15% to 1.60%    0.00%     24.15% to   23.59%
   2002......................... 5,567,170 31.32 to  6.75 105,205 1.15% to 1.60%    0.73%   (28.62)% to (28.95)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006.........................   387,344 15.78 to 10.67   6,052 1.45% to 2.30%    0.00%      1.22% to    0.35%
   2005.........................   401,902 15.59 to 11.67   6,217 1.45% to 1.95%    0.00%     16.75% to    9.92%
   2004.........................   399,422 14.13 to 11.21   5,612 1.45% to 1.85%    0.00%     17.70% to   12.05%
   2003.........................   221,120 12.00 to 11.94   2,652 1.45% to 1.70%    0.00%     23.34% to   19.90%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor
   Class Shares
   2006.........................   648,529 10.73 to 10.33   6,946 1.45% to 2.30%    5.24%      3.05% to    2.17%
   2005.........................   618,092 10.41 to 10.36   6,434 1.45% to 2.20%    5.04%      4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2006...........................    764,583 12.81 to 12.65   9,717 1.50% to 1.70%   4.20%       0.66% to    0.45%
   2005...........................    919,440 12.73 to 12.51  11,622 1.50% to 1.70%   3.15%       3.57% to    3.36%
   2004...........................    871,513 12.29 to 12.09  10,642 1.50% to 1.70%   3.12%       3.98% to    3.77%
   2003...........................    962,082 11.82 to 11.64  11,303 1.50% to 1.70%   2.67%       0.73% to    0.52%
   2002...........................    703,343 11.74 to 11.56   8,206 1.50% to 1.70%   3.57%       6.57% to    6.35%
 High Yield Portfolio --
   Administrative Class Shares
   2006...........................  7,880,987 12.94 to 10.76 105,639 1.45% to 2.30%   6.88%       7.50% to    6.58%
   2005...........................  7,694,556 13.25 to 10.10  98,601 1.45% to 2.30%   6.51%       4.86% to    0.99%
   2004...........................  8,228,193 12.93 to 10.66 103,509 1.45% to 2.20%   6.62%       8.08% to    6.60%
   2003...........................  7,670,684 11.98 to 10.86  90,110 1.45% to 1.70%   7.39%      21.01% to    8.64%
   2002...........................  3,500,657  9.91 to  9.69  34,306 1.50% to 1.70%   8.21%     (2.67)% to  (2.87)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006...........................  4,748,616 10.97 to  9.91  62,943 1.45% to 2.30%   5.55%     (0.31)% to  (1.17)%
   2005...........................  4,370,680 15.01 to 10.03  61,368 1.45% to 2.30%   4.27%       3.23% to    0.26%
   2004...........................  4,835,517 14.54 to 10.30  66,481 1.45% to 2.10%   4.15%       6.59% to    3.01%
   2003...........................  5,399,476 13.73 to 10.06  71,141 1.45% to 1.70%   3.05%       2.34% to    0.55%
   2002...........................  5,593,228 13.41 to 12.51  72,964 1.50% to 1.70%   7.19%      15.82% to   15.58%
 Low Duration Portfolio --
   Administrative Class Shares
   2006...........................  2,044,005 10.24 to 10.14  20,805 1.45% to 2.30%   4.24%       2.47% to    1.58%
   2005...........................    904,878  9.99 to  9.94   9,028 0.00% to 2.30%   2.45%     (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2006........................... 26,585,312 10.91 to 10.13 321,728 1.15% to 2.30%   5.00%       2.65% to    1.46%
   2005........................... 23,356,330 13.09 to  9.98 285,362 1.15% to 2.30%   4.28%       1.27% to  (0.18)%
   2004........................... 22,362,397 12.97 to 10.16 273,766 1.15% to 2.20%   2.55%       3.68% to    1.55%
   2003........................... 20,719,015 12.55 to 10.10 250,748 1.15% to 1.70%   2.87%       3.46% to    0.98%
   2002........................... 12,946,154 12.13 to 11.68 155,041 1.50% to 1.70%   4.44%       7.43% to    7.22%
The Prudential Series Fund:
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006...........................  2,445,477 18.77 to 11.84  36,309 1.45% to 2.30%   0.72%      11.97% to   11.00%
   2005...........................    446,962 16.76 to 12.28   7,415 1.45% to 1.95%   0.00%      22.78% to   19.02%
   2004...........................    122,842 14.03 to 10.93   1,698 1.45% to 1.85%   0.00%      13.71% to    9.27%
   2003...........................     15,206 12.34 to 12.31     188 1.45% to 1.70%   0.00%      23.35% to   23.14%
 Jennison Portfolio -- Class II
   Shares
   2006...........................    268,285 14.66 to 10.66   3,328 1.45% to 2.30%   0.00%     (0.10)% to  (0.96)%
   2005...........................    243,828 14.67 to  9.16   3,019 1.45% to 2.30%   0.00%      12.38% to    7.61%
   2004...........................    111,614 13.05 to  8.16   1,149 1.45% to 2.20%   0.06%       9.12% to    3.53%
   2003...........................     54,130 12.13 to  7.59     481 1.45% to 1.70%   0.00%      27.60% to   21.08%
   2002...........................      4,765  5.95 to  5.95      28 1.55% to 1.55%   0.00%    (32.23)% to (32.23)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2006..........................   852,359 17.83 to 13.04  15,160 1.45% to 2.30%    3.04%     19.96% to   18.93%
   2005..........................   299,613 14.86 to 14.81   4,449 1.45% to 1.95%    0.00%     48.61% to   48.10%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2006..........................     1,647 12.15 to 12.15      20 1.55% to 1.55%   13.77%      7.41% to    7.41%
   2005..........................     7,938 11.31 to 11.31      90 1.55% to 1.55%   12.89%     15.66% to   15.66%
   2004..........................     9,731   9.78 to 9.78      95 1.55% to 1.55%    0.00%     19.14% to   19.14%
   2003..........................     9,775  8.21 to  8.21      80 1.55% to 1.55%    0.00%     39.32% to   39.32%
   2002..........................     9,695  5.89 to  5.89      57 1.55% to 1.55%    0.00%   (33.46)% to (33.46)%
 SP William Blair International
   Growth Portfolio -- Class II
   Shares
   2006..........................    14,472 11.94 to 11.94     173 1.55% to 1.55%    0.80%     18.56% to   18.56%
   2005..........................     1,902 10.07 to 10.07      19 1.55% to 1.55%    1.76%     14.01% to   14.01%
   2004..........................     1,996  8.84 to  8.84      18 1.55% to 1.55%    0.00%     14.33% to   14.33%
   2003..........................     2,094  7.73 to  7.73      16 1.55% to 1.55%    0.00%     36.99% to   36.99%
   2002..........................     2,205  5.64 to  5.64      12 1.55% to 1.55%    0.00%   (24.03)% to (24.03)%
Rydex Variable Trust
 OTC Fund
   2006.......................... 2,099,071 14.33 to 10.86  10,118 1.45% to 2.30%    0.00%      4.24% to    3.35%
   2005.......................... 3,188,196 13.75 to  3.56  15,226 1.45% to 2.10%    0.00%     14.05% to  (1.00)%
   2004.......................... 3,111,699 13.80 to  3.58  14,028 1.45% to 2.10%    0.00%      7.76% to    4.93%
   2003.......................... 3,416,957 12.80 to  3.33  12,891 1.45% to 1.70%    0.00%     43.24% to   28.02%
   2002.......................... 2,006,270  3.36 to  2.33   5,133 1.50% to 1.70%    0.00%   (39.77)% to (39.89)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II
   Shares
   2006.......................... 7,575,129 16.99 to 11.94 111,331 1.45% to 2.30%    2.41%     14.37% to   13.38%
   2005.......................... 6,788,043 14.86 to 10.50  87,592 1.45% to 2.30%    0.95%      5.39% to    1.83%
   2004.......................... 5,545,359 14.48 to 10.92  69,254 1.45% to 2.20%    0.64%     15.73% to    9.21%
   2003.......................... 2,687,897 12.51 to 10.33  28,669 1.45% to 1.70%    0.38%     28.81% to   25.12%
   2002..........................   420,418  8.05 to  8.03   3,382 1.50% to 1.70%    0.00%   (20.65)% to (20.81)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.......................... 1,002,002 13.37 to 10.56  11,111 1.45% to 2.30%    0.00%      1.14% to    0.27%
   2005..........................   996,830 13.22 to 10.06  10,793 1.45% to 2.20%    0.01%     13.69% to    5.38%
   2004..........................   980,231 12.46 to  9.51   9,860 1.45% to 2.10%    0.00%      5.23% to    1.97%
   2003..........................   755,482 11.84 to  9.06   7,124 1.45% to 1.70%    0.00%     25.13% to   18.41%
   2002..........................   117,404  7.26 to  7.25     852 1.50% to 1.70%    0.00%   (33.67)% to (33.80)%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  ----
Report of Independent Registered Public Accounting Firm..........................................  F-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  F-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... F-44
Schedule I, Summary of Investments--other than investments in related parties.................... F-45
Schedule III, Supplemental Insurance Information................................................. F-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                                      Years ended December 31,
                                                                                      -----------------------
                                                                                       2006    2005     2004
                                                                                      ------  ------  -------
Revenues:
   Net investment income............................................................. $427.5  $411.7  $ 421.0
   Net investment gains (losses).....................................................   (1.6)   (4.5)     5.7
   Premiums..........................................................................   96.3   103.5     96.8
   Cost of insurance.................................................................  144.6   144.7    142.2
   Variable product fees.............................................................   48.6    21.8      9.4
   Other income......................................................................   29.4    28.0     24.8
                                                                                      ------  ------  -------
       Total revenues................................................................  744.8   705.2    699.9
                                                                                      ------  ------  -------
Benefits and expenses:
   Interest credited.................................................................  318.2   269.1    291.2
   Benefits and other changes in policy reserves.....................................  185.8   190.4    182.8
   Acquisition and operating expenses, net of deferrals..............................   76.5    89.9     63.2
   Amortization of deferred acquisition costs and intangibles........................   44.9   101.0    107.3
                                                                                      ------  ------  -------
       Total benefits and expenses...................................................  625.4   650.4    644.5
                                                                                      ------  ------  -------
Income before income taxes and cumulative effect of change in accounting principle...  119.4    54.8     55.4
Provision (benefit) for income taxes.................................................   51.1    25.3   (143.3)
                                                                                      ------  ------  -------
Net income before cumulative effect of change in accounting principle................   68.3    29.5    198.7
Cumulative effect of change in accounting principle, net of tax of $0.4 million......     --      --      0.7
                                                                                      ------  ------  -------
Net income........................................................................... $ 68.3  $ 29.5  $ 199.4
                                                                                      ======  ======  =======



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                      -------------------
                                                                                        2006      2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value................... $ 6,596.0 $ 5,266.3
       Equity securities available-for-sale, at fair value...........................      24.2      19.3
       Commercial mortgage loans.....................................................   1,258.8   1,042.1
       Policy loans..................................................................     170.0     158.3
       Other invested assets ($283.1 and $332.0 restricted)..........................     430.3     404.9
                                                                                      --------- ---------
              Total investments......................................................   8,479.3   6,890.9
   Cash and cash equivalents.........................................................      25.1     344.0
   Accrued investment income.........................................................      75.3      63.6
   Deferred acquisition costs........................................................     432.5     321.1
   Intangible assets.................................................................     120.4     131.6
   Reinsurance recoverable...........................................................   1,642.1   2,307.4
   Deferred income tax asset.........................................................        --       0.1
   Other assets......................................................................      62.1      46.0
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $21,220.2 $18,882.0
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $ 8,960.6 $ 8,201.5
       Liability for policy and contract claims......................................      80.1      82.1
       Other policyholder liabilities................................................     152.0     207.1
       Other liabilities ($286.7 and $333.3 restricted)..............................     456.4     516.2
       Deferred income tax liability.................................................      27.6        --
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  20,060.1  17,784.2
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................     956.8     938.6
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................       3.4      12.5
          Derivatives qualifying as hedges...........................................       0.6       1.1
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................       4.0      13.6
       Retained earnings.............................................................      63.7        --
                                                                                      --------- ---------
              Total stockholders' equity.............................................   1,160.1   1,097.8
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $21,220.2 $18,882.0
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $1,060.6     $ 88.1     $ 527.7    $1,822.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --       199.4       199.4
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (15.7)         --       (15.7)
   Derivatives qualifying as hedges...      --      --         --        2.9          --         2.9
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         186.6
Contributed capital...................      --      --        0.5         --          --         0.5
Dividends to stockholders.............      --      --         --         --      (419.1)     (419.1)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2004......   120.0    25.6    1,061.1       75.3       308.0     1,590.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        29.5        29.5
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (59.5)         --       (59.5)
   Derivatives qualifying as hedges...      --      --         --       (2.2)         --        (2.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         (32.2)
Dividends and other transactions with
  stockholders........................      --      --     (122.5)        --      (337.5)     (460.0)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2005......   120.0    25.6      938.6       13.6          --     1,097.8
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        68.3        68.3
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --       (9.1)         --        (9.1)
   Derivatives qualifying as hedges...      --      --         --       (0.5)         --        (0.5)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                          58.7
Redemption of preferred stock.........   (10.0)     --         --         --          --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --       18.2         --        (4.6)       13.6
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $  956.8     $  4.0     $  63.7    $1,160.1
                                        ======   =====   ========     ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2006       2005       2004
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income.............................................................. $    68.3  $    29.5  $   199.4
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses......................................       1.6        4.5       (5.7)
       Charges assessed to policyholders...................................    (144.6)    (144.7)    (142.2)
       Purchases of trading securities.....................................     (39.9)     (15.0)        --
       Amortization of fixed maturity discounts and premiums...............       9.1       18.5       28.3
       Acquisition costs deferred..........................................    (142.3)     (93.3)     (89.1)
       Amortization of deferred acquisition costs and intangibles..........      44.9      101.0      107.3
       Deferred income taxes...............................................      33.2       39.1     (174.0)
       Cumulative effect of change in accounting principle, net of tax.....        --         --       (0.7)
       Change in certain assets and liabilities:
          Accrued investment income and other assets.......................     (43.5)      34.1        6.2
          Insurance reserves...............................................     347.6      267.1      483.3
          Other liabilities and other policy-related balances..............     (47.9)     (62.9)       8.7
                                                                            ---------  ---------  ---------
       Net cash from operating activities..................................      86.5      177.9      421.5
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets................................................................     650.6    1,418.4      541.1
   Proceeds from maturities of investment securities and other invested
     assets................................................................     836.0      571.0    1,193.8
   Principal collected on commercial mortgage loans........................     174.3      297.0      217.5
   Purchases of investment securities and other invested assets............  (2,867.9)    (940.2)  (1,465.9)
   Commercial mortgage loan originations...................................    (389.5)    (125.7)    (216.6)
   Short-term investment activity, net.....................................     (10.0)        --       99.6
   Policy loans, net.......................................................     (11.7)      (9.9)      (9.9)
                                                                            ---------  ---------  ---------
       Net cash from investing activities..................................  (1,618.2)   1,210.6      359.6
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts..........................   4,277.4    1,537.6    1,293.0
   Redemption and benefit payments on investment contracts.................  (3,062.4)  (2,608.6)  (2,024.6)
   Proceeds from secured borrowings from affiliate.........................        --       20.5         --
   Proceeds from short-term borrowings and other, net......................      17.5      388.0      251.4
   Payments on short-term borrowings.......................................        --     (398.8)    (246.9)
   Redemption of preferred stock...........................................     (10.0)        --         --
   Dividends paid to stockholders..........................................      (9.7)      (9.6)     (40.0)
                                                                            ---------  ---------  ---------
       Net cash from financing activities..................................   1,212.8   (1,070.9)    (767.1)
                                                                            ---------  ---------  ---------
       Net change in cash and cash equivalents.............................    (318.9)     317.6       14.0
   Cash and cash equivalents at beginning of year..........................     344.0       26.4       12.4
                                                                            ---------  ---------  ---------
   Cash and cash equivalents at end of year................................ $    25.1  $   344.0  $    26.4
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to the Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited ("Brookfield").

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC ("GLAIC Merged"). GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance").

   The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth. See note 17 for pro forma financial information.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. These mergers were part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Retirement Income and Investments products include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 26.6% of our variable annuity product sales in 2006 were through two national banks.

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (i) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (k) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (m) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method.

   (n) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (r) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

   (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(2) Investments

   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                              2006    2005    2004
---------------------                                             ------  ------  ------
Fixed maturities--taxable........................................ $327.3  $331.3  $345.2
Fixed maturities--non-taxable....................................     --     0.1     0.1
Commercial mortgage loans........................................   74.3    75.3    77.1
Equity securities................................................    0.3     0.8     0.1
Other investments................................................   24.1     3.4    (1.2)
Policy loans.....................................................   10.6    10.1     7.5
                                                                  ------  ------  ------
   Gross investment income before expenses and fees..............  436.6   421.0   428.8
Expenses and fees................................................   (9.1)   (9.3)   (7.8)
                                                                  ------  ------  ------
   Net investment income......................................... $427.5  $411.7  $421.0
                                                                  ======  ======  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                                         2006    2005    2004
---------------------                                        ------  ------  -----
Available-for-sale securities:
   Realized gains on sale................................... $ 15.5  $ 12.0  $10.7
   Realized losses on sale..................................  (15.0)   (4.3)  (4.1)
Impairments.................................................     --   (12.2)  (0.9)
Net unrealized gains (losses) on trading securities.........   (0.9)     --     --
Derivative instruments......................................   (1.2)     --     --
                                                             ------  ------  -----
Net investments gains (losses).............................. $ (1.6) $ (4.5) $ 5.7
                                                             ======  ======  =====

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income
(loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                  2006   2005    2004
---------------------                                                                 -----  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturities.................................................................. $11.4  $ 30.0  $145.4
   Equity securities.................................................................   1.0     5.6     6.0
   Restricted other invested assets..................................................  (3.6)   (1.3)     --
                                                                                      -----  ------  ------
       Subtotal......................................................................   8.8    34.3   151.4
                                                                                      -----  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs...  (3.6)  (15.1)  (40.7)
Deferred income taxes, net...........................................................  (1.8)   (6.7)  (38.7)
                                                                                      -----  ------  ------
       Net unrealized gains (losses) on investment securities........................ $ 3.4  $ 12.5  $ 72.0
                                                                                      =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                   2006     2005    2004
---------------------                                                                  ------  -------  ------
Net unrealized gains (losses) on investment securities as of January 1................ $ 12.5  $  72.0  $ 87.7
                                                                                       ------  -------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities.................................  (25.2)  (120.0)  (52.5)
   Adjustment to deferred acquisition costs...........................................    1.6      6.9    19.7
   Adjustment to present value of future profits......................................    9.9     18.7    12.2
   Provision for deferred income taxes................................................    4.9     32.0     8.6
                                                                                       ------  -------  ------
       Changes in unrealized gains (losses) on investment securities..................   (8.8)   (62.4)  (12.0)
Reclassification adjustments to net investment (gains) losses net of deferred taxes of
  $0.2, $(1.6) and $2.0...............................................................   (0.3)     2.9    (3.7)
                                                                                       ------  -------  ------
Net unrealized gains (losses) on investment securities as of December 31.............. $  3.4  $  12.5  $ 72.0
                                                                                       ======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   29.2     $ 0.3      $ (0.1)   $   29.4
Non-U.S. government...........................................      127.7      14.1          --       141.8
U.S. corporate................................................    2,792.1      30.2       (27.0)    2,795.3
Non-U.S. corporate............................................      813.2       8.7        (8.2)      813.7
Mortgage and asset-backed.....................................    2,822.4      12.4       (19.0)    2,815.8
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    6,584.6      65.7       (54.3)    6,596.0
Equity securities.............................................       23.2       1.0          --        24.2
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $6,607.8     $66.7      $(54.3)   $6,620.2
                                                                 ========     =====      ======    ========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   70.2     $ 0.5      $ (0.5)   $   70.2
Non-U.S. government...........................................      101.9       9.7        (0.2)      111.4
U.S. corporate................................................    2,784.6      55.8       (23.4)    2,817.0
Non-U.S. corporate............................................      440.7      10.1        (5.6)      445.2
Mortgage and asset-backed.....................................    1,838.9       7.7       (24.1)    1,822.5
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    5,236.3      83.8       (53.8)    5,266.3
Equity securities.............................................       13.7       5.6          --        19.3
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $5,250.0     $89.4      $(53.8)   $5,285.6
                                                                 ========     =====      ======    ========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $    7.2    $ (0.1)       2      $     --    $   --       --
   U.S. corporate.......................     608.6      (8.8)      80         730.4     (18.2)     167
   Corporate--non U.S...................     165.5      (1.5)      27         194.6      (6.7)      36
   Asset backed.........................     119.5      (0.7)      22         431.9      (9.0)      35
   Mortgage backed......................     270.3      (1.2)      48         331.0      (8.1)      88
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
   20-50% Below cost....................        --        --       --            --        --       --
   (greater than)50% Below cost.........        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total fixed maturities..................  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
Investment grade........................  $1,098.8    $(10.8)     161      $1,652.6    $(40.5)     314
Below investment grade..................      72.3      (1.5)      18          35.3      (1.5)      12
Not Rated...............................        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 505 securities accounting for unrealized losses of $54.3 million. Of these unrealized losses, 94.5% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $   36.9    $ (0.2)       7       $ 13.8     $ (0.3)       3
   Government--non U.S..................      12.6      (0.2)      11           --         --       --
   U.S. corporate.......................     782.6     (13.7)     164        310.0       (9.7)      64
   Corporate--non U.S...................     155.5      (2.4)      35         83.7       (3.2)      13
   Asset backed.........................     538.7      (7.6)      44        109.2       (1.4)      20
   Mortgage backed......................     538.1      (8.9)     101        210.8       (6.2)      50
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $2,064.4    $(33.0)     362       $722.6     $(18.3)     147
   20-50% Below cost....................        --        --       --          4.9       (2.5)       3
   (greater than)50% Below cost.........        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total fixed maturities..................  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
Investment grade........................  $1,988.2    $(31.0)     337       $714.3     $(18.0)     140
Below investment grade..................      76.2      (2.0)      25         13.2       (2.8)      10
Not Rated...............................        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===

   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized cost Estimated
       (Amounts in millions)                       or cost     fair value
       ---------------------                    -------------- ----------
       Due in one year or less.................    $  319.5     $  318.8
       Due after one year through five years...     1,477.6      1,488.0
       Due after five years through ten years..     1,176.1      1,174.0
       Due after ten years.....................       789.0        799.4
                                                   --------     --------
          Subtotal.............................     3,762.2      3,780.2
       Mortgage and asset-backed...............     2,822.4      2,815.8
                                                   --------     --------
          Total fixed maturities...............    $6,584.6     $6,596.0
                                                   ========     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   As of December 31, 2006, $789.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, consumer - cyclical and utilities and energy industry groups represented approximately 38.2%, 13.7% and 11.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $4.9 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  350.1       27.8%      $  347.9       33.3%
Industrial..........................................       340.0       27.0          354.9       33.9
Retail..............................................       222.8       17.7          234.2       22.4
Apartments..........................................       124.9        9.9           91.8        8.8
Hotel...............................................       133.8       10.6             --         --
Mixed use/other.....................................        88.9        7.0           16.6        1.6
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  365.7       29.0%      $  300.5       28.7%
South Atlantic......................................       262.6       20.8          190.7       18.2
Middle Atlantic.....................................       113.9        9.0          115.9       11.1
East North Central..................................       203.7       16.2          204.6       19.6
Mountain............................................       179.0       14.2           98.1        9.4
West South Central..................................        30.5        2.4           38.7        3.7
West North Central..................................        44.7        3.6           48.2        4.6
East South Central..................................        31.8        2.5           17.3        1.7
New England.........................................        28.6        2.3           31.4        3.0
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $104.8 million and $4.8 million of mortgages secured by real estate in California, which represents 26.9% and 4.0% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

    (Amounts in millions)                               2006   2005   2004
    ---------------------                              -----  -----  -----
    Balance as of January 1........................... $ 4.3  $10.4  $10.4
    Provision charged (released) to operations........  (2.0)  (4.6)   1.0
    Transfers.........................................    --     --   (0.6)
    Amounts written off, net of recoveries............    --   (1.5)  (0.4)
                                                       -----  -----  -----
    Balance as of December 31......................... $ 2.3  $ 4.3  $10.4
                                                       =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2006                      2005
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Restricted other invested assets........     $283.1        65.8%       $332.0        82.0%
Limited partnerships....................       51.1        11.9          48.6        12.0
Trading securities......................       53.1        12.3          15.0         3.7
Derivatives.............................       30.2         7.0           6.5         1.6
Short-term investments..................       10.0         2.3            --          --
Other investments.......................        2.8         0.7           2.8         0.7
                                             ------       -----        ------       -----
Total...................................     $430.3       100.0%       $404.9       100.0%
                                             ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $277.7      $1.4      $(5.2)     $273.9
U.S. corporate...............................     9.0       0.2         --         9.2
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $286.7      $1.6      $(5.2)     $283.1
                                               ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate...............................     9.0       0.2       (0.1)        9.1
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $333.3      $3.1      $(4.4)     $332.0
                                               ======      ====      =====      ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized
                                                       cost    Estimated
       (Amounts in millions)                          or cost  fair value
       ---------------------                         --------- ----------
       Due in one year or less......................  $  9.0     $  8.9
       Due after one year through five years........    79.3       77.7
       Due after five years through ten years.......   169.3      166.7
       Due after ten years..........................    29.1       29.8
                                                      ------     ------
          Total restricted other invested assets....  $286.7     $283.1
                                                      ======     ======

   As of December 31, 2006, $46.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                               2006    2005     2004
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $321.3  $255.2  $ 923.8
Cost deferred.....................................................  142.3    93.3     89.1
Amortization, net of interest accretion...........................  (32.5)  (27.2)   (23.6)
Transfers due to reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")--see note 5.........................     --      --   (734.1)
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  431.1   321.3    255.2
Cumulative effect of net unrealized investment gains (losses).....    1.4    (0.2)    (7.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $432.5  $321.1  $ 248.1
                                                                   ======  ======  =======

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                           2006                  2005
                                                   --------------------  --------------------
                                                    Gross                 Gross
                                                   carrying Accumulated  carrying Accumulated
(Amounts in millions)                               amount  amortization  amount  amortization
---------------------                              -------- ------------ -------- ------------
Present value of future profits ("PVFP")..........  $152.3     $(51.4)    $142.4     $(41.4)
Capitalized software..............................    26.6      (16.8)      37.1      (14.4)
Deferred sales inducements to contractholders.....    11.5       (1.8)       8.7       (0.8)
All other.........................................     1.0       (1.0)       1.0       (1.0)
                                                    ------     ------     ------     ------
Total.............................................  $191.4     $(71.0)    $189.2     $(57.6)
                                                    ======     ======     ======     ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $12.4 million, $16.3 million and $23.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005    2004
---------------------                                                ------  ------  ------
Unamortized balance as of January 1................................. $115.9  $129.7  $173.9
Interest accreted at 4.6%, 4.9% and 5.2%, respectively..............    5.1     6.0     7.1
Amortization........................................................  (15.1)  (19.8)  (27.6)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (23.7)
                                                                     ------  ------  ------
Unamortized balance as of December 31...............................  105.9   115.9   129.7
Accumulated effect of net unrealized investment gains (losses)......   (5.0)  (14.9)  (33.6)
                                                                     ------  ------  ------
Balance as of December 31........................................... $100.9  $101.0  $ 96.1
                                                                     ======  ======  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                         2007..................... 6.5%
                         2008..................... 6.0%
                         2009..................... 5.7%
                         2010..................... 4.5%
                         2011..................... 4.7%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   As of December 31, 2006 and 2005, there is no goodwill balance remaining as a result of these charges.

   (5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. The retention limit for issue ages over 75 is $0.1 million.

   On November 30, 2005, we entered into a reinsurance agreement with FCL, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $3.0 billion.

   This agreement is accounted for under the deposit method of accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly. As a result of the merger effective January 1, 2007, this reinsurance agreement has been terminated.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 31.1% of our reinsured life insurance net at risk exposure was ceded to one company.

   Net life insurance in-force as of December 31 is summarized as follows:

 (Amounts in millions)                            2006       2005       2004
 ---------------------                         ---------  ---------  ---------
 Direct life insurance in-force............... $20,392.7  $22,219.1  $24,723.4
 Amounts assumed from other companies.........   1,470.5    1,638.3    1,863.3
 Amounts ceded to other companies.............  (2,676.6)  (3,313.6)  (4,045.2)
                                               ---------  ---------  ---------
 Net in-force................................. $19,186.6  $20,543.8  $22,541.5
                                               =========  =========  =========
 Percentage of amount assumed to net..........       7.7%       8.0%       8.3%
                                               =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

     (Amounts in millions)                          2006    2005    2004
     ---------------------                         ------  ------  ------
     Direct....................................... $107.5  $113.3  $110.8
     Assumed......................................    4.4     3.8     2.5
     Ceded........................................  (15.6)  (13.6)  (16.5)
                                                   ------  ------  ------
     Net premiums earned.......................... $ 96.3  $103.5  $ 96.8
                                                   ======  ======  ======
     Percentage of amount assumed to net..........    4.6%    3.7%    2.6%
                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $124.0 million, $178.2 million and $127.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                   Mortality/
                                                   morbidity  Interest rate
(Amounts in millions)                              assumption  assumption     2006     2005
---------------------                              ---------- ------------- -------- --------
Investment contracts..............................   Account
                                                     balance       N/A      $6,685.9 $5,888.3
Limited payment contracts.........................     (a)     4.0% - 7.8%     205.3    203.6
Traditional life insurance contracts..............     (b)     2.5% - 6.0%     281.9    295.8
Universal life type contracts.....................   Account
                                                     balance       N/A       1,729.3  1,756.6
Accident and health...............................     (c)     4.5% - 5.3%      58.2     57.2
                                                                            -------- --------
Total future annuity and contracts benefits.......                          $8,960.6 $8,201.5
                                                                            ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

 (Amounts in millions)                                  2006   2005     2004
 ---------------------                                  ----- ------  -------
 Current federal income tax............................ $17.6 $(13.2) $  34.2
 Deferred federal income tax...........................  32.5   37.2   (166.6)
                                                        ----- ------  -------
    Total federal income tax...........................  50.1   24.0   (132.4)
                                                        ----- ------  -------
 Current state income tax..............................   0.3   (0.8)    (3.5)
 Deferred state income tax.............................   0.7    2.1     (7.4)
                                                        ----- ------  -------
    Total state income tax.............................   1.0    1.3    (10.9)
                                                        ----- ------  -------
        Total provision (benefit) for income taxes..... $51.1 $ 25.3  $(143.3)
                                                        ===== ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                             2006   2005    2004
                                                             ----  -----  ------
Statutory U.S. federal income tax rate...................... 35.0%  35.0%   35.0%
State income tax, net of federal income tax benefit.........  0.5    1.6    (4.2)
Non-deductible goodwill impairment..........................   --   36.8    37.8
Dividends-received deduction................................ (6.9) (17.4)  (11.9)
Reinsurance transactions with UFLIC.........................   --     --  (315.9)
Tax contingencies........................................... 13.1   (9.7)     --
Other, net..................................................  1.1   (0.1)    0.4
                                                             ----  -----  ------
   Effective rate........................................... 42.8%  46.2% (258.8)%
                                                             ====  =====  ======

   The components of the net deferred income tax asset (liability) as of December 31, are as follows:

      (Amounts in millions)                                  2006    2005
      ---------------------                                 ------  ------
      Assets:
         Future annuity and contract benefits.............. $ 72.8  $ 55.8
         Accrued expenses..................................   23.2    48.6
         Investments.......................................   18.0      --
         Other, net........................................    2.7    17.5
                                                            ------  ------
             Total deferred income tax asset...............  116.7   121.9
                                                            ------  ------
      Liabilities:
         Net unrealized gains on investment securities.....    1.8     6.7
         Net unrealized gains on derivatives...............    0.3     0.6
         Investments.......................................     --     6.1
         Present value of future profits...................   24.7    20.1
         Deferred acquisition costs........................  100.3    57.8
         Other, net........................................   17.2    30.5
                                                            ------  ------
             Total deferred income tax liability...........  144.3   121.8
                                                            ------  ------
             Net deferred income tax asset (liability)..... $(27.6) $  0.1
                                                            ======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   As of December 31, 2006 and 2005, the current income tax receivable was $3.4 million and $1.2 million, respectively. In 2006, we recorded $18.2 million in additional paid-in capital as a deemed capital contribution related to taxes, of which $17.9 million related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (8) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $140.5 million, $124.7 million and $117.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $67.4 million, $65.0 million and $65.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $0.5 million, $2.5 million and $3.9 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $7.7 million, $6.3 million and $3.0 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a credit line of $500.0 million with GNA. There was no significant interest expense incurred under this agreement in 2006. Interest expense under this agreement was $0.2 million and $0.1 million for the years ended December 31, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $16.1 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(9) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $2.7 million and $1.6 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $23.5 million and $0.3 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(10) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2006                          2005
                                        ----------------------------- -----------------------------
                                        Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                    amount    amount  fair value  amount    amount  fair value
---------------------                   --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans...........  $    (a) $1,258.8  $1,254.4    $   (a) $1,042.1  $1,054.7
   Other financial instruments.........       (a)     23.1      32.3        (a)     19.6      27.0
Liabilities:
   Borrowings..........................       (a)     16.1      16.1        (a)       --        --
   Investment contract benefits........       (a)  6,685.9   6,625.9        (a)  5,888.3   5,835.0
Other firm commitments:
   Ordinary course of business lending
     commitments.......................    2.7          --        --     1.6          --        --
   Commitments to fund limited
     partnerships......................   23.5          --        --     0.3          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                            2006   2005
---------------------                                                                           -----  -----
Derivatives qualifying as effective hedges as of January 1..................................... $ 1.1  $ 3.3
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.2)...    --    0.4
Reclassification to net income, net of deferred taxes of $0.3 and $1.7.........................  (0.5)  (2.6)
                                                                                                -----  -----
Balance as of December 31...................................................................... $ 0.6  $ 1.1
                                                                                                =====  =====

   Derivatives qualifying as hedges amounting to $0.6 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the years ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                                 December 31,
                                    ---------------------------------------
                                           2006                2005
                   -                ------------------- -------------------
                                    Notional Estimated  Notional Estimated
     (Amounts in millions)           value   fair value  value   fair value
     ---------------------          -------- ---------- -------- ----------
     Interest rate swaps........... $1,276.6   $ 8.2     $ 96.5     $1.1
     Equity index options..........    271.9    16.4       31.0      2.5
     Financial futures.............     18.5      --        8.8      0.1
                                    --------   -----     ------     ----
            Total.................. $1,567.0   $24.6     $136.3     $3.7
                                    ========   =====     ======     ====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $30.2 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $5.6 million and $2.8 million, respectively.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $1.6 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $1.6 million and $2.7 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $2.5 million, $(15.5) million and $38.1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   For a discussion of dividends paid to stockholders, see note 13. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

   Supplemental schedule of non-cash investing and financing activities

                                                                  Years ended December 31,
                                                                  ----------------------
(Amounts in millions)                                             2006    2005     2004
---------------------                                             -----  ------ ---------
Excluded net assets:
   Assets........................................................ $  --  $   -- $ 2,834.9
   Liabilities...................................................    --      --  (2,840.4)
                                                                  -----  ------ ---------
   Net assets transferred........................................ $  --  $   -- $    (5.5)
                                                                  =====  ====== =========
Other non-cash transactions:
   Change in collateral for securities lending transactions...... $  --  $ 23.8 $   (23.8)
   Dividends paid to stockholders................................    --   440.3     379.1
   Tax contingencies and other tax related items.................  18.2      --        --
                                                                  -----  ------ ---------
   Total other non-cash transactions............................. $18.2  $464.1 $   355.3
                                                                  =====  ====== =========

(12) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

          (Amounts in millions)                          2006   2005
          ---------------------                         ------ ------
          Assets secured by:
             Commercial mortgage loans................. $ 77.1 $ 96.5
             Fixed maturities..........................   39.8   66.1
             Other receivables.........................   86.7   91.5
                                                        ------ ------
                 Total assets.......................... $203.6 $254.1
                                                        ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                                   December 31,
                                               ---------------------
                                                  2006       2005
                                               ---------- ----------
                                                    Fair       Fair
           (Amounts in millions)               Cost value Cost value
           ---------------------               ---- ----- ---- -----
           Retained interests--assets......... $5.6 $12.2 $8.0 $10.4
           Servicing assets...................   --    --   --    --
           Recourse liability.................   --    --   --    --
                                               ---- ----- ---- -----
           Total.............................. $5.6 $12.2 $8.0 $10.4
                                               ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(13) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $167.2 million in dividends in 2007 without obtaining regulatory approval.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we did not declare or pay any common stock dividend. In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

(14) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

       (Amounts in millions)                          2006   2005   2004
       ---------------------                         ------ ------ ------
       Statutory net income......................... $169.6 $144.4 $105.8
       Statutory capital and surplus................  587.8  476.0  817.2

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(15) Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding agreements, FABNs and a reinsured block of structured settlements; and (2) Protection, which includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   269.8   $  141.2   $ 16.5    $   427.5
Net investment gains (losses)..........................       (7.7)      (1.1)     7.2         (1.6)
Premiums...............................................         --       96.3       --         96.3
Other revenues.........................................       91.4      131.2       --        222.6
                                                         ---------   --------   ------    ---------
   Total revenues......................................      353.5      367.6     23.7        744.8
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      246.1      257.9       --        504.0
Acquisition and operating expenses, net of deferrals...       39.9       30.6      6.0         76.5
Amortization of deferred acquisition costs and
  intangibles..........................................       23.5       21.4       --         44.9
                                                         ---------   --------   ------    ---------
Total benefits and expenses............................      309.5      309.9      6.0        625.4
                                                         ---------   --------   ------    ---------
Income before income taxes.............................       44.0       57.7     17.7        119.4
Provision for income taxes.............................        7.8       20.5     22.8         51.1
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    36.2   $   37.2   $ (5.1)   $    68.3
                                                         =========   ========   ======    =========
Total assets...........................................  $17,901.2   $2,615.9   $703.1    $21,220.2
                                                         =========   ========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   229.5   $  141.0   $ 41.2    $   411.7
Net investment gains (losses)..........................         --         --     (4.5)        (4.5)
Premiums...............................................        0.1      103.4       --        103.5
Other revenues.........................................       58.6      135.9       --        194.5
                                                         ---------   --------   ------    ---------
   Total revenues......................................      288.2      380.3     36.7        705.2
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      194.1      265.4       --        459.5
Acquisition and operating expenses, net of deferrals...       33.3       34.6     22.0         89.9
Amortization of deferred acquisition costs and
  intangibles..........................................       20.1       80.9       --        101.0
                                                         ---------   --------   ------    ---------
   Total benefits and expenses.........................      247.5      380.9     22.0        650.4
                                                         ---------   --------   ------    ---------
Income (loss) before income taxes......................       40.7       (0.6)    14.7         54.8
Provision for income taxes.............................        3.2       20.2      1.9         25.3
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    37.5   $  (20.8)  $ 12.8    $    29.5
                                                         =========   ========   ======    =========
Total assets...........................................  $15,507.4   $2,680.0   $694.6    $18,882.0
                                                         =========   ========   ======    =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                   Retirement
                                                                   Income and             Corporate
(Amounts in millions)                                              Investments Protection and Other Consolidated
---------------------                                              ----------- ---------- --------- ------------
Net investment income.............................................   $238.5      $140.3    $  42.2    $ 421.0
Net investment gains (losses).....................................       --          --        5.7        5.7
Premiums..........................................................      0.4        96.4         --       96.8
Other revenues....................................................     40.0       136.4         --      176.4
                                                                     ------      ------    -------    -------
   Total revenues.................................................    278.9       373.1       47.9      699.9
                                                                     ------      ------    -------    -------
Interest credited, benefits and other changes in policy reserves..    202.4       271.6         --      474.0
Acquisition and operating expenses, net of deferrals..............     17.1        31.1       15.0       63.2
Amortization of deferred acquisition costs and intangibles........     78.6        28.7         --      107.3
                                                                     ------      ------    -------    -------
   Total benefits and expenses....................................    298.1       331.4       15.0      644.5
                                                                     ------      ------    -------    -------
Income (loss) before income taxes and cumulative effect of change
  in accounting principle.........................................    (19.2)       41.7       32.9       55.4
Provision (benefit) for income taxes..............................      8.2        14.8     (166.3)    (143.3)
                                                                     ------      ------    -------    -------
Net income (loss) before cumulative effect of change in accounting
  principle.......................................................    (27.4)       26.9      199.2      198.7
Cumulative effect of change in accounting principle, net of tax...      0.7          --         --        0.7
                                                                     ------      ------    -------    -------
Net income (loss).................................................   $(26.7)     $ 26.9    $ 199.2    $ 199.4
                                                                     ======      ======    =======    =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(16) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                               First Quarter Second Quarter Third Quarter  Fourth Quarter
                               ------------- -------------  -------------  -------------
(Amounts in millions)           2006   2005   2006    2005   2006   2005    2006    2005
---------------------          ------ ------ ------  ------ ------ ------  ------  ------
Net investment income......... $ 91.9 $107.8 $108.1  $ 98.1 $104.1 $101.5  $123.4  $104.3
                               ====== ====== ======  ====== ====== ======  ======  ======
Total revenues................ $165.4 $184.1 $175.2  $170.9 $181.4 $172.3  $222.8  $177.9
                               ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)............. $  9.9 $ 27.0 $ 19.1  $ 15.4 $ 23.3 $(37.9) $ 16.0  $ 25.0
                               ====== ====== ======  ====== ====== ======  ======  ======

(17) Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, FHL and FCL merged with and into GLAIC. The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLAIC, FHL and FCL are all wholly-owned subsidiaries of Genworth. As the mergers of FHL and FCL will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL occurred on January 1, 2004 and the AML and GLICNY transfer occurred on January 1, 2006 for the periods indicated:

                                                         For the year ended December 31, 2006
                                     ----------------------------------------------------------------------------
                                                                                            Pro forma
                                                                                          adjustments--
                                                                                           transfer of
                                      Historical                                            American
                                     Genworth Life   Historical                             Mayflower
                                      and Annuity   Federal Home                  Pro         Life
                                       Insurance   Life Insurance                forma      Insurance
                                      Company and   Company and                historical  Company of
                                     Subsidiaries   Subsidiaries  Eliminations  combined    New York    Pro forma
                                     ------------- -------------- ------------ ---------- ------------- ---------
Revenues:
    Premiums........................    $ 96.3        $1,036.0       $  --      $1,132.3     $(38.1)(b) $1,094.2
    Net investment income...........     427.5           689.4          --       1,116.9      (46.8)(b)  1,070.1
    Net investment gains
     (losses).......................      (1.6)            4.7          --           3.1        1.0(b)       4.1
    Policy fees and other income....     222.6           169.7        (9.5)(a)     382.8       (2.1)(b)    380.7
                                        ------        --------       -----      --------     ------     --------
       Total revenues...............     744.8         1,899.8        (9.5)      2,635.1      (86.0)     2,549.1
                                        ------        --------       -----      --------     ------     --------
Benefits and expenses:
    Benefits and other changes in
     policy reserves................     185.8           916.1          --       1,101.9      (40.3)(b)  1,061.6
    Interest credited...............     318.2           188.0        (9.5)(a)     496.7      (16.0)(b)    480.7
    Acquisition and operating
     expenses, net of deferrals.....      76.5           193.9          --         270.4       (0.2)(b)    270.2
    Amortization of deferred
     acquisition costs and
     intangibles....................      44.9            39.2          --          84.1       (1.4)(b)     82.7
    Interest expense................        --           134.0          --         134.0         --        134.0
                                        ------        --------       -----      --------     ------     --------
       Total benefits and
        expenses....................     625.4         1,471.2        (9.5)      2,087.1      (57.9)     2,029.2
                                        ------        --------       -----      --------     ------     --------
Income before income taxes..........     119.4           428.6          --         548.0      (28.1)       519.9
Provision (benefit) for income
 taxes..............................      51.1           137.3          --         188.4      (10.0)(b)    178.4
Equity in net income of
 unconsolidated subsidiary..........        --              --          --            --       17.3(c)      17.3
                                        ------        --------       -----      --------     ------     --------
Net income (loss)...................    $ 68.3        $  291.3       $  --      $  359.6     $ (0.8)    $  358.8
                                        ======        ========       =====      ========     ======     ========

--------
(a)Reflects adjustment to eliminate the intercompany reinsurance between GLAIC and FCL related to the FABN program.
(b)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(c)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                            For the year ended December 31, 2005
                                               -------------------------------------------------------------
                                                Historical
                                               Genworth Life   Historical
                                                and Annuity   Federal Home
                                                 Insurance   Life Insurance
                                                Company and   Company and                Pro forma historical
                                               Subsidiaries   Subsidiaries  Eliminations       combined
                                               ------------- -------------- ------------ --------------------
Revenues:
   Premiums...................................    $103.5        $1,008.9        $--            $1,112.4
   Net investment income......................     411.7           606.9         --             1,018.6
   Net investment gains (losses)..............      (4.5)           (5.2)        --                (9.7)
   Policy fees and other income...............     194.5           167.8         --               362.3
                                                  ------        --------        ---            --------
       Total revenues.........................     705.2         1,778.4         --             2,483.6
                                                  ------        --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves.................................     190.4           954.7         --             1,145.1
   Interest credited..........................     269.1           186.9         --               456.0
   Acquisition and operating expenses, net of
     deferrals................................      89.9           148.0         --               237.9
   Amortization of deferred acquisition costs
     and intangibles..........................     101.0            76.4         --               177.4
   Interest expense...........................        --            48.7         --                48.7
                                                  ------        --------        ---            --------
       Total benefits and expenses............     650.4         1,414.7         --             2,065.1
                                                  ------        --------        ---            --------
Income before income taxes....................      54.8           363.7         --               418.5
Provision for income taxes....................      25.3           122.6         --               147.9
                                                  ------        --------        ---            --------
Net income....................................    $ 29.5        $  241.1        $--            $  270.6
                                                  ======        ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                              For the year ended December 31, 2004
                                                 -------------------------------------------------------------
                                                  Historical
                                                 Genworth Life   Historical
                                                  and Annuity   Federal Home
                                                   Insurance   Life Insurance
                                                  Company and   Company and                Pro forma historical
                                                 Subsidiaries   Subsidiaries  Eliminations       combined
                                                 ------------- -------------- ------------ --------------------
Revenues:
   Premiums.....................................    $  96.8       $1,055.3        $--            $1,152.1
   Net investment income........................      421.0          543.1         --               964.1
   Net investment gains (losses)................        5.7            1.9         --                 7.6
   Policy fees and other income.................      176.4          147.0         --               323.4
                                                    -------       --------        ---            --------
       Total revenues...........................      699.9        1,747.3         --             2,447.2
                                                    -------       --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves...................................      182.8        1,002.7         --             1,185.5
   Interest credited............................      291.2          195.8         --               487.0
   Acquisition and operating expenses, net of
     deferrals..................................       63.2          107.5         --               170.7
   Amortization of deferred acquisition costs
     and intangibles............................      107.3          104.9         --               212.2
   Interest expense.............................         --           24.5         --                24.5
                                                    -------       --------        ---            --------
       Total benefits and expenses..............      644.5        1,435.4         --             2,079.9
                                                    -------       --------        ---            --------
Income before income taxes and cumulative effect
  of change in accounting principle.............       55.4          311.9         --               367.3
Benefit for income taxes........................     (143.3)         (96.7)        --              (240.0)
                                                    -------       --------        ---            --------
Net income before cumulative effect of change in
  accounting principle..........................      198.7          408.6         --               607.3
Cumulative effect of change in accounting
  principle.....................................        0.7           (0.8)        --                (0.1)
                                                    -------       --------        ---            --------
Net income......................................    $ 199.4       $  407.8        $--            $  607.2
                                                    =======       ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL and the AML and GLICNY transfer occurred on December 31, 2006:

                                                                      As of December 31, 2006
                                         ---------------------------------------------------------------------------------
                                                                                                 Pro forma
                                                                                               adjustments--
                                                                                                transfer of
                                          Historical                                             American
                                         Genworth Life   Historical                              Mayflower
                                          and Annuity   Federal Home                               Life
                                           Insurance   Life Insurance              Pro forma     Insurance
                                          Company and   Company and                historical   Company of
                                         Subsidiaries   Subsidiaries  Eliminations  combined     New York        Pro forma
                                         ------------- -------------- ------------ ---------- -------------      ---------
Assets
    Total investments...................   $ 8,479.3     $11,663.2       $  --     $20,142.5    $  (872.3)(a)    $19,604.6
                                                                                                    334.4(b)
    Separate account assets.............    10,383.4            --          --      10,383.4           --         10,383.4
    Reinsurance recoverable.............     1,642.1       7,744.7          --       9,386.8       (321.7)(a)      9,065.1
    Other assets........................       715.4       3,878.0        (2.1)(c)   4,591.3       (183.2)(a)      4,408.1
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total assets.....................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========
Liabilities and stockholders' equity
    Policyholder liabilities............   $ 9,192.7     $15,665.2       $  --     $24,857.9    $  (845.6)(a)    $24,012.3
    Separate account liabilities........    10,383.4            --          --      10,383.4           --         10,383.4
    Non-recourse funding
     obligations........................          --       2,765.0          --       2,765.0           --          2,765.0
    All other liabilities...............       484.0       1,572.1        (2.1)(c)   2,054.0       (245.6)(a)      1,808.4
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total liabilities................    20,060.1      20,002.3        (2.1)     40,060.3     (1,091.2)        38,969.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total stockholders'
           equity.......................     1,160.1       3,283.6          --       4,443.7         48.4(a),(b)   4,492.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total liabilities and
           stockholders'
           equity.......................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.
(c)Reflects the elimination of intercompany balances between GLAIC and FHL Consolidated.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   29.2   $   29.4  $   29.4
       Government--non U.S...........................    127.7      141.8     141.8
       Public utilities..............................    219.2      218.9     218.9
       All other corporate bonds.....................  5,905.2    5,910.2   5,910.2
                                                      --------   --------  --------
          Total fixed maturities.....................  6,281.3    6,300.3   6,300.3
Equity securities....................................     23.2       24.2      24.2
Commercial mortgage loans............................  1,258.8      xxxxx   1,258.8
Policy loans.........................................    170.0      xxxxx     170.0
Other invested assets/(1)/...........................    425.8      xxxxx     427.7
                                                      --------   --------  --------
          Total investments.......................... $8,159.1      xxxxx  $8,181.0
                                                      ========   ========  ========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                     Future Annuity
                                                      And Contract              Other
                                                       Benefits &            Policyholder
                                                       Liability             Liabilities
                                          Deferred   For Policy and           (Excluding
                                         Acquisition    Contract    Unearned   Unearned   Premium
Segment                                     Costs        Claims     Premiums  Premiums)   Revenue
-------                                  ----------- -------------- -------- ------------ -------
December 31, 2006:
   Retirement Income and Investments....   $365.2       $6,894.6     $  --      $134.5    $   --
   Protection...........................     67.3        2,146.1      18.4        (0.9)     96.3
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $432.5       $9,040.7     $18.4      $133.6    $ 96.3
                                           ======       ========     =====      ======    ======
December 31, 2005:
   Retirement Income and Investments....   $245.4       $6,095.0     $  --      $184.0    $  0.1
   Protection...........................     75.7        2,188.6      22.2         0.9     103.4
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $321.1       $8,283.6     $22.2      $184.9    $103.5
                                           ======       ========     =====      ======    ======
December 31, 2004:
   Retirement Income and Investments....                                                  $  0.4
   Protection...........................                                                    96.4
   Corporate and Other..................                                                      --
                                                                                          ------
       Total............................                                                  $ 96.8
                                                                                          ======

                                                        Interest                   Amortization
                                                       Credited &     Acquisition  of Deferred
                                            Net       Benefits and   and Operating Acquisition
                                         Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                                    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                                  ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Retirement Income and Investments....   $269.8        $246.1          $39.9        $ 23.5     $   --
   Protection...........................    141.2         257.9           30.6          21.4       91.9
   Corporate and Other..................     16.5            --            6.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $427.5        $504.0          $76.5        $ 44.9     $ 91.9
                                           ======        ======          =====        ======     ======
December 31, 2005:
   Retirement Income and Investments....   $229.5        $194.1          $33.3        $ 20.1     $  0.4
   Protection...........................    141.0         265.4           34.6          80.9      102.7
   Corporate and Other..................     41.2            --           22.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $411.7        $459.5          $89.9        $101.0     $103.1
                                           ======        ======          =====        ======     ======
December 31, 2004:
   Retirement Income and Investments....   $238.5        $202.4          $17.1        $ 78.6     $  0.3
   Protection...........................    140.3         271.6           31.1          28.7       97.1
   Corporate and Other..................     42.2            --           15.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $421.0        $474.0          $63.2        $107.3     $ 97.4
                                           ======        ======          =====        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................  FI-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  FI-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  FI-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  FI-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  FI-5
Notes to Consolidated Financial Statements.......................................................  FI-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... FI-44
Schedule I, Summary of Investments--other than investments in related parties.................... FI-45
Schedule III, Supplemental Insurance Information................................................. FI-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   The consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007, which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles applicable after financial statements are issued for a period which includes the date of consummation of the business combination.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                           Years ended December 31,
                                   -                                     ---------------------------
                                                                           2006     2005      2004
                                                                         -------- --------  --------
Revenues:
   Premiums............................................................. $1,132.3 $1,112.4  $1,152.1
   Net investment income................................................  1,116.9  1,018.6     964.1
   Net investment gains (losses)........................................      3.1     (9.7)      7.6
   Policy fees and other income.........................................    382.8    362.3     323.4
                                                                         -------- --------  --------
       Total revenues...................................................  2,635.1  2,483.6   2,447.2
                                                                         -------- --------  --------
Benefits and expenses:
   Benefits and other changes in policy reserves........................  1,101.9  1,145.1   1,185.5
   Interest credited....................................................    496.7    456.0     487.0
   Acquisition and operating expenses, net of deferrals.................    270.4    237.9     170.7
   Amortization of deferred acquisition costs and intangibles...........     84.1    177.4     212.2
   Interest expense.....................................................    134.0     48.7      24.5
                                                                         -------- --------  --------
       Total benefits and expenses......................................  2,087.1  2,065.1   2,079.9
                                                                         -------- --------  --------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................    548.0    418.5     367.3
Provision (benefit) for income taxes....................................    188.4    147.9    (240.0)
                                                                         -------- --------  --------
Net income before cumulative effect of change in accounting principle...    359.6    270.6     607.3
Cumulative effect of change in accounting principle, net of tax of $0.0
  million...............................................................       --       --      (0.1)
                                                                         -------- --------  --------
Net income.............................................................. $  359.6 $  270.6  $  607.2
                                                                         ======== ========  ========



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                          December 31,
                                                                                      -------------------
                                                                                        2006       2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturities available-for-sale, at fair value............................ $15,962.7 $13,566.5
       Equity securities available-for-sale, at fair value...........................      35.8      29.1
       Commercial mortgage loans.....................................................   2,917.1   2,680.2
       Policy loans..................................................................     486.7     471.5
       Other invested assets ($429.8 and $483.6 restricted)..........................     740.2     980.9
                                                                                      --------- ---------
              Total investments......................................................  20,142.5  17,728.2
   Cash and cash equivalents.........................................................     423.8     555.0
   Accrued investment income.........................................................     172.3     159.4
   Deferred acquisition costs........................................................   2,660.0   2,149.6
   Goodwill..........................................................................     471.2     471.2
   Intangible assets.................................................................     520.7     563.1
   Reinsurance recoverable...........................................................   9,386.8  10,187.0
   Other assets......................................................................     343.3     437.8
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $44,504.0 $41,028.6
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $24,371.6 $23,443.0
       Liability for policy and contract claims......................................     279.3     322.1
       Other policyholder liabilities................................................     207.0     246.8
       Deferred income tax liability.................................................   1,004.5     799.9
       Non-recourse funding obligations..............................................   2,765.0   1,400.0
       Other liabilities ($436.6 and $487.1 restricted)..............................   1,049.5   1,434.0
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  40,060.3  36,423.1
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................   4,025.3   4,020.1
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................      21.7      84.1
          Derivatives qualifying as hedges...........................................       0.3       0.9
          Additional minimum pension liability.......................................        --      (3.3)
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................      22.0      81.7
       Retained earnings.............................................................     260.8     358.1
                                                                                      --------- ---------
              Total stockholders' equity.............................................   4,443.7   4,605.5
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $44,504.0 $41,028.6
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $4,144.2     $ 618.1    $ 765.6    $5,673.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      607.2       607.2
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (415.8)        --      (415.8)
   Derivatives qualifying as hedges...      --      --         --         1.5         --         1.5
   Additional minimum pension
     liability........................      --      --         --        (3.1)        --        (3.1)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         189.8
Contributed capital...................      --      --        0.5          --         --         0.5
Dividends and other transactions with
  stockholders........................      --      --        2.9          --     (829.0)     (826.1)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2004......   120.0    25.6    4,147.6       200.7      543.8     5,037.7
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges...      --      --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability........................      --      --         --        (0.2)        --        (0.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         151.6
Dividends and other transactions with
  stockholders........................      --      --     (127.5)         --     (456.3)     (583.8)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2005......   120.0    25.6    4,020.1        81.7      358.1     4,605.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges...      --      --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability........................      --      --         --         3.3         --         3.3
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         299.9
Redemption of preferred stock.........   (10.0)     --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --        5.2          --     (456.9)     (451.7)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $4,025.3     $  22.0    $ 260.8    $4,443.7
                                        ======   =====   ========     =======    =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                             Years ended December 31,
                                                                         -------------------------------
                                                                            2006       2005       2004
                                                                         ---------  ---------  ---------
Cash flows from operating activities:
   Net income........................................................... $   359.6  $   270.6  $   607.2
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses...................................      (3.1)       9.7       (7.6)
       Charges assessed to policyholders................................    (295.2)    (303.5)    (280.1)
       Purchases of trading securities..................................     (49.3)     (15.0)        --
       Amortization of fixed maturity discounts and premiums............       0.3       14.7       22.5
       Acquisition costs deferred.......................................    (461.2)    (381.9)    (335.7)
       Amortization of deferred acquisition costs and intangibles.......      84.1      177.4      212.2
       Deferred income taxes............................................     236.0      393.5     (215.5)
       Change in certain assets and liabilities:
          Accrued investment income and other assets....................      32.5       (6.6)     142.0
          Insurance reserves............................................     718.0      674.1    1,006.1
          Other liabilities and policy-related balances.................       2.4     (363.3)      89.9
                                                                         ---------  ---------  ---------
       Net cash from operating activities...............................     624.1      469.7    1,241.0
                                                                         ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets.............................................................   1,608.1    2,595.4      942.3
   Proceeds from maturities of investment securities and other invested
     assets.............................................................   1,970.4    1,536.3    2,199.5
   Principal collected on commercial mortgage loans.....................     228.0      483.3      455.8
   Purchases of investment securities and other invested assets.........  (6,187.2)  (3,675.8)  (3,569.9)
   Commercial mortgage loan originations................................    (461.4)    (611.8)    (497.6)
   Policy loans, net....................................................     (15.2)      (4.3)     (16.9)
   Short-term investment activity, net..................................     (12.0)      15.0      134.4
                                                                         ---------  ---------  ---------
       Net cash from investing activities...............................  (2,869.3)     338.1     (352.4)
                                                                         ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.......................   5,237.1    2,394.8    2,036.5
   Redemption and benefit payments on investment contracts..............  (4,047.0)  (3,502.1)  (2,802.6)
   Proceeds from secured borrowings from affiliate......................        --       30.1         --
   Proceeds from short-term borrowings and other, net...................     423.0      965.5      715.4
   Payments on short-term borrowings....................................    (394.4)    (997.9)    (712.8)
   Proceeds from issuance of non-recourse funding obligations...........   1,365.0      500.0      300.0
   Redemption of surplus notes..........................................        --         --      (21.8)
   Redemption of preferred stock........................................     (10.0)        --      (36.8)
   Dividends paid stockholders..........................................    (459.7)    (125.6)     (93.3)
                                                                         ---------  ---------  ---------
       Net cash from financing activities...............................   2,114.0     (735.2)    (615.4)
                                                                         ---------  ---------  ---------
       Net change in cash and cash equivalents..........................    (131.2)      72.6      273.2
   Cash and cash equivalents at beginning of year.......................     555.0      482.4      209.2
                                                                         ---------  ---------  ---------
   Cash and cash equivalents at end of year............................. $   423.8  $   555.0  $   482.4
                                                                         =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became an direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance"). The accompanying consolidated financial statements have been represented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL are all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. For these consolidated financial statements, AML was included for all periods presented as the mergers of FHL and FCL were accounted for as a pooling of interests for entities under common control.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company ("Jamestown"), River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), and Rivermont Life Insurance Company I ("Rivermont I"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Protection and (ii) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   Retirement Income and Institutional contracts include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers. In 2006, we decided to discontinue the sale of structured settlement annuities. We do not expect this to have a material impact on the consolidated financial statements as the majority of our structured settlement business was reinsured to Union Fidelity Life Insurance Company ("UFLIC"), a former affiliate, in 2004.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Securities Lending Activity

   We engage in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $84.9 million and $367.3 million at December 31, 2006 and 2005, respectively. As of December 31, 2006, we had no non-cash collateral. As of December 31, 2005, we had $6.9 million of non-cash collateral.

   (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (l) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our DAC recoverability testing.

   (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no goodwill impairment charge recorded in 2006.

   (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (r) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (u) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.1 million reduction in income, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits and on universal life contracts with secondary guarantees.

   (v) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2) Investments


   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                  2006      2005     2004
---------------------                                --------  --------  ------
Fixed maturities--taxable........................... $  864.9  $  798.9  $784.3
Fixed maturities--non-taxable.......................       --       0.1     0.1
Commercial mortgage loans...........................    184.0     172.1   160.4
Equity securities...................................      0.8       1.5     1.7
Other investments...................................     58.7      35.2     7.7
Policy loans........................................     30.1      29.4    26.0
                                                     --------  --------  ------
   Gross investment income before expenses and fees.  1,138.5   1,037.2   980.2
Expenses and fees...................................    (21.6)    (18.6)  (16.1)
                                                     --------  --------  ------
   Net investment income............................ $1,116.9  $1,018.6  $964.1
                                                     ========  ========  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

  (Amounts in millions)                                2006    2005    2004
  ---------------------                               ------  ------  ------
  Available-for-sale securities:
     Realized gains on sale.......................... $ 24.7  $ 33.7  $ 30.1
     Realized losses on sale.........................  (25.7)  (15.5)  (16.0)
  Impairments........................................   (0.5)  (27.9)   (6.5)
  Net unrealized gains (losses) on trading securities   (1.1)     --      --
  Derivative instruments.............................    5.7      --      --
                                                      ------  ------  ------
  Net investments gains (losses)..................... $  3.1  $ (9.7) $  7.6
                                                      ======  ======  ======

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                               2006    2005     2004
---------------------                                                              ------  ------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturities............................................................... $ 69.0  $182.2  $ 406.8
   Equity securities..............................................................    1.2     6.1      6.7
   Restricted other invested assets...............................................   (6.8)   (3.5)      --
                                                                                   ------  ------  -------
       Subtotal...................................................................   63.4   184.8    413.5
                                                                                   ------  ------  -------
Adjustments to the present value of future profits and deferred acquisitions costs  (30.2)  (55.7)  (104.4)
Deferred income taxes, net........................................................  (11.5)  (45.0)  (108.2)
                                                                                   ------  ------  -------
       Net unrealized gains (losses) on investment securities..................... $ 21.7  $ 84.1  $ 200.9
                                                                                   ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                 2006     2005     2004
---------------------                                                               -------  -------  -------
Net unrealized gains (losses) on investment securities as of January 1............. $  84.1  $ 200.9  $ 616.7
                                                                                    -------  -------  -------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..............................  (122.5)  (235.0)    16.5
   Adjustment to deferred acquisition costs........................................     4.7      6.1     15.3
   Adjustment to present value of future profits...................................    20.8     42.6     (7.4)
   Provision for deferred income taxes.............................................    33.5     63.2    (10.8)
                                                                                    -------  -------  -------
       Changes in unrealized gains (losses) on investment securities...............   (63.5)  (123.1)    13.6
Unrealized gains associated with securities transferred in connection with
  reinsurance transactions with UFLIC, net of deferred taxes--see note 5...........      --       --   (424.5)
Reclassification adjustments to net investment (gains) losses net of deferred taxes
  of $(0.5), $(3.4) and $2.7.......................................................     1.1      6.3     (4.9)
                                                                                    -------  -------  -------
Net unrealized gains (losses) on investment securities as of December 31........... $  21.7  $  84.1  $ 200.9
                                                                                    =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   205.0     $ 13.3    $  (0.3)  $   218.0
Non-U.S. government........................................      276.3       31.4       (0.1)      307.6
U.S. corporate.............................................    7,127.5      138.3      (91.3)    7,174.5
Non-U.S. corporate.........................................    1,678.3       17.9      (25.3)    1,670.9
Mortgage and asset-backed..................................    6,606.6       26.6      (41.5)    6,591.7
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   15,893.7      227.5     (158.5)   15,962.7
Equity securities..........................................       34.6        1.6       (0.4)       35.8
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                             =========     ======    =======   =========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   242.8     $ 16.1    $  (0.7)  $   258.2
Non-U.S. government........................................      241.2       20.8       (0.5)      261.5
U.S. corporate.............................................    7,097.7      222.9      (60.8)    7,259.8
Non-U.S. corporate.........................................    1,276.3       29.7      (17.2)    1,288.8
Mortgage and asset-backed..................................    4,526.3       21.4      (49.5)    4,498.2
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   13,384.3      310.9     (128.7)   13,566.5
Equity securities..........................................       23.0        6.8       (0.7)       29.1
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $13,407.3     $317.7    $(129.4)  $13,595.6
                                                             =========     ======    =======   =========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entites....  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S...............        --        --       --           5.5      (0.1)       6
   U.S. corporate....................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset backed......................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage backed...................     536.9      (2.6)     107         821.7     (24.2)     203
                                       --------    ------      ---      --------   -------      ---
     Subtotal........................   2,999.2     (33.2)     544       3,903.9    (125.3)     802
   Equity securities.................        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost.................        --        --       --           1.7      (0.7)       2
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------   -------      ---
Total fixed maturities...............   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                       --------    ------      ---      --------   -------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.9      (0.2)       8
   20-50% Below cost.................        --        --       --            --        --       --
   (greater than)50% Below cost......        --        --       --            --      (0.2)       1
                                       --------    ------      ---      --------   -------      ---
Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
Investment grade.....................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade...............     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated............................        --        --       --           1.2      (0.2)       8
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 1,355 securities accounting for unrealized losses of $158.9 million. Of these unrealized losses, 93.2% were investment grade (rated AAA through BBB-) and 99.4% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   For the fixed maturity securities in an unrealized loss position as of December 31, 2006, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

$0.7 million unrealized loss. For equity securities in an unrealized loss position as of December 31, 2006, one security is below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $0.2 million of unrealized loss.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities...  $   61.5    $ (0.4)      16      $   13.8    $ (0.3)       3
   Government--non U.S...............      29.7      (0.4)      26           3.4      (0.1)       4
   U.S. corporate....................   1,935.0     (42.3)     428         477.8     (18.5)     115
   Corporate--non U.S................     404.6      (9.8)      98         180.7      (7.4)      25
   Asset backed......................   1,218.9     (11.9)     128         120.1      (1.6)      27
   Mortgage backed...................   1,396.3     (27.1)     250         309.2      (8.9)      95
                                       --------    ------      ---      --------    ------      ---
     Subtotal........................   5,046.0     (91.9)     946       1,105.0     (36.8)     269
   Equity securities.................        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $5,034.3    $(87.8)     942      $1,095.5    $(32.0)     260
   20-50% Below cost.................      11.7      (4.1)       4           9.5      (4.8)       9
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------    ------      ---
Total fixed maturities...............   5,046.0     (91.9)     946       1,105.0     (36.8)     269
                                       --------    ------      ---      --------    ------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.4      (0.3)       5
   20-50% Below cost.................        --        --       --           0.6      (0.2)       7
   (greater than)50% Below cost......        --        --       --            --      (0.2)       2
                                       --------    ------      ---      --------    ------      ---
Total equity maturities..............        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
Investment grade.....................  $4,831.7    $(82.6)     865      $1,055.2    $(30.3)     234
Below investment grade...............     214.3      (9.3)      81          50.4      (6.6)      37
Not Rated............................        --        --       --           1.4      (0.6)      12
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   450.9    $   450.9
        Due after one year through five years.     2,307.0      2,338.8
        Due after five years through ten years     2,823.4      2,826.2
        Due after ten years...................     3,705.8      3,755.1
                                                 ---------    ---------
           Subtotal...........................     9,287.1      9,371.0
        Mortgage and asset-backed.............     6,606.6      6,591.7
                                                 ---------    ---------
           Total fixed maturities.............   $15,893.7    $15,962.7
                                                 =========    =========

   As of December 31, 2006, $1,562.9 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy, consumer--non cyclical and consumer--cyclical industry groups represented approximately 32.1%, 19.5%, 11.4% and 10.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $18.0 million and $17.5 million, respectively, of securities are on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  802.3       27.4%      $  798.3       29.7%
Industrial..........................................       854.7       29.3          887.4       33.0
Retail..............................................       707.5       24.2          674.5       25.1
Apartments..........................................       271.0        9.3          268.6       10.0
Hotel...............................................       174.4        6.0           20.2        0.7
Mixed use/other.....................................       111.4        3.8           39.0        1.5
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  804.7       27.6%      $  780.5       29.0%
South Atlantic......................................       722.7       24.7          630.6       23.5
Middle Atlantic.....................................       344.1       11.8          355.7       13.2
East North Central..................................       351.5       12.0          338.8       12.6
Mountain............................................       278.6        9.5          181.6        6.8
West South Central..................................        96.2        3.3           87.7        3.3
West North Central..................................       167.1        5.7          145.4        5.4
East South Central..................................       100.9        3.5          110.6        4.1
New England.........................................        55.5        1.9           57.1        2.1
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $120.4 million and $97.8 million of mortgages secured by real estate in California, which represents 18.6% and 16.1% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2006   2005   2004
            ---------------------              -----  -----  -----
            Balance as of January 1........... $11.0  $15.9  $15.8
            Provision.........................  (5.7)  (2.3)   2.5
            Amounts written off and reductions    --   (2.6)  (2.4)
                                               -----  -----  -----
            Balance as of December 31......... $ 5.3  $11.0  $15.9
                                               =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2006                      2005
                                 ------------------------  ------------------------
(Amounts in millions)            Carrying value % of total Carrying value % of total
---------------------            -------------- ---------- -------------- ----------
Restricted other invested assets     $429.8        58.1%       $483.6        49.3%
Securities lending..............       84.9        11.5         374.2        38.1
Limited partnerships............      103.0        13.9          98.7        10.1
Trading securities..............       62.3         8.4          15.0         1.5
Derivatives.....................       45.3         6.1           6.5         0.7
Short-term investments..........       12.0         1.6            --          --
Other investments...............        2.9         0.4           2.9         0.3
                                     ------       -----        ------       -----
Total...........................     $740.2       100.0%       $980.9       100.0%
                                     ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate........................    41.1       0.4       (0.5)       41.0
                                        ------      ----      -----      ------
Total restricted other invested assets  $436.6      $2.2      $(9.0)     $429.8
                                        ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $445.9      $3.6      $(6.8)     $442.7
U.S. corporate........................    41.2       0.4       (0.7)       40.9
                                        ------      ----      -----      ------
Total restricted other invested assets  $487.1      $4.0      $(7.5)     $483.6
                                        ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $  9.0     $  8.9
        Due after one year through five years.....   124.1      121.6
        Due after five years through ten years....   256.9      252.3
        Due after ten years.......................    46.6       47.0
                                                    ------     ------
           Total restricted other invested assets.  $436.6     $429.8
                                                    ======     ======

   As of December 31, 2006, $77.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                              2006      2005      2004
---------------------                                            --------  --------  --------
Unamortized balance as of January 1............................. $2,162.4  $1,833.8  $2,357.2
Cost deferred...................................................    461.2     381.9     335.7
Amortization, net of interest accretion.........................    (21.7)    (53.3)    (77.5)
Transfers due to reinsurance transactions with UFLIC- see note 5       --        --    (781.6)
Adjustment......................................................     66.2        --        --
                                                                 --------  --------  --------
Unamortized balance as of December 31...........................  2,668.1   2,162.4   1,833.8
Cumulative effect of net unrealized investment gains (losses)...     (8.1)    (12.8)    (18.9)
                                                                 --------  --------  --------
Balance as of December 31....................................... $2,660.0  $2,149.6  $1,814.9
                                                                 ========  ========  ========

   The adjustment is the result of a reclassification from future annuity and contract benefits.

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2006                  2005
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $700.7    $(210.2)    $679.9    $(154.4)
Capitalized software.........................    94.7      (74.2)      97.3      (68.7)
Deferred sales inducements to contractholders    11.5       (1.8)       8.7       (0.8)
All other....................................     2.5       (2.5)       2.5       (1.4)
                                               ------    -------     ------    -------
Total........................................  $809.4    $(288.7)    $788.4    $(225.3)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005 and 2004 was $62.4 million, $66.6 million and $74.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005     2004
---------------------                                                ------  ------  -------
Unamortized balance as of January 1................................. $568.4  $623.6  $ 878.1
Interest accreted at 5.8%, 5.8% and 5.9%, respectively..............   31.2    34.7     44.1
Amortization........................................................  (87.0)  (89.9)   (99.2)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (199.4)
                                                                     ------  ------  -------
Unamortized balance as of December 31...............................  512.6   568.4    623.6
Accumulated effect of net unrealized investment gains (losses)......  (22.1)  (42.9)   (85.5)
                                                                     ------  ------  -------
Balance as of December 31........................................... $490.5  $525.5  $ 538.1
                                                                     ======  ======  =======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                    2007............................... 8.7%
                    2008............................... 7.6%
                    2009............................... 6.7%
                    2010............................... 5.6%
                    2011............................... 5.5%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $471.2 million as of December 31, 2006 and 2005. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2006 and 2005. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Institutional reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. Beginning January 1, 2007, we increased the maximum amount to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   On April 15, 2004, Jamestown, our indirect wholly owned subsidiary, terminated a modified coinsurance retrocession agreement with GLIC, effective as of January 1, 2004, pursuant to which GLIC retroceded to Jamestown a block of long-term care business that GLIC assumed from The Travelers Insurance Company. This recapture resulted in $149.9 million increase in equity that was recorded in the Consolidated Statement of Changes in Stockholders' Equity as a component of the other transaction with stockholders.

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 26.1% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Net life insurance in-force as of December 31 is summarized as follows:

  (Amounts in millions)                    2006         2005         2004
  ---------------------                -----------  -----------  -----------
  Direct life insurance in force...... $ 580,923.9  $ 544,147.9  $ 488,727.1
  Amounts assumed from other companies    51,281.5     35,334.0     45,954.6
  Amounts ceded to other companies....  (237,098.8)  (239,598.8)  (257,715.8)
                                       -----------  -----------  -----------
  Net in-force........................ $ 395,106.6  $ 339,883.1  $ 276,965.9
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        13.0%        10.4%        16.6%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                                    ----------------------------  ----------------------------
(Amounts in millions)                 2006      2005      2004      2006      2005      2004
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,393.7  $1,404.4  $1,462.5  $1,394.7  $1,405.3  $1,463.1
Assumed............................    101.3      71.7     140.6     101.3      86.9     100.2
Ceded..............................   (398.0)   (393.8)   (478.6)   (363.7)   (379.8)   (411.2)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,097.0  $1,082.3  $1,124.5  $1,132.3  $1,112.4  $1,152.1
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    8.9%      7.8%      8.7%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,413.5 million, $1,048.2 million and $993.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                            Mortality/
                                            morbidity  Interest rate
(Amounts in millions)                       assumption  assumption     2006      2005
---------------------                       ---------- ------------- --------- ---------
Investment contracts.......................   Account
                                              balance       N/A      $ 9,457.6 $ 8,866.9
Limited payment contracts..................     (a)     3.5% - 8.0%    7,960.3   7,878.2
Traditional life insurance contracts.......     (b)    6.45% - 7.40%   2,171.4   2,031.8
Universal life type contracts..............   Account
                                              balance       N/A        4,692.3   4,574.3
Accident and health........................     (c)    4.5% - 5.25%       90.0      91.8
                                                                     --------- ---------
Total future annuity and contracts benefits                          $24,371.6 $23,443.0
                                                                     ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(7) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)                                                        2006     2005     2004
---------------------                                                      -------  -------  -------
Balance as of January 1................................................... $ 322.1  $ 393.1  $ 327.2
Less reinsurance recoverables.............................................  (152.0)  (173.7)  (171.2)
                                                                           -------  -------  -------
   Net balance as of January 1............................................   170.1    219.4    156.0
                                                                           -------  -------  -------
Amounts transferred in connection with reinsurance transactions with UFLIC      --       --    (24.9)
Incurred related to insured events of:
   Current year...........................................................   487.1    447.3    636.3
   Prior years............................................................    (1.6)     3.8     (1.5)
                                                                           -------  -------  -------
       Total incurred.....................................................   485.5    451.1    634.8
                                                                           -------  -------  -------
Paid related to insured events of:
   Current year...........................................................  (397.0)  (364.5)  (440.9)
   Prior years............................................................   (98.7)  (135.9)  (105.6)
                                                                           -------  -------  -------
       Total paid.........................................................  (495.7)  (500.4)  (546.5)
                                                                           -------  -------  -------
   Net balance as of December 31..........................................   159.9    170.1    219.4
                                                                           -------  -------  -------
Add reinsurance recoverables..............................................   119.4    152.0    173.7
                                                                           -------  -------  -------
   Balance as of December 31.............................................. $ 279.3  $ 322.1  $ 393.1
                                                                           =======  =======  =======

   For each of the three years presented above, the change in prior years incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(8) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the years ended December 31, 2005 and 2004, we have recognized net periodic benefit costs of $2.0 million and $1.0 million, respectively. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, an affiliate. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(9) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance businesses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

          (Amounts in millions)
          ---------------------
          Issuance                                     2006     2005
          --------                                   -------- --------
          River Lake I (a), due 2033................ $  600.0 $  600.0
          River Lake I (b), due 2033................    200.0    200.0
          River Lake I (a), due 2033................    300.0       --
          River Lake II (a), due 2035...............    300.0    300.0
          River Lake II (b), due 2035...............    300.0    300.0
          River Lake III (b), due 2036..............    750.0       --
          Rivermont I (b), due 2050.................    315.0       --
                                                     -------- --------
             Total non-recourse funding obligations. $2,765.0 $1,400.0
                                                     ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus margin
(b)Accrual of interest based on one-month LIBOR plus margin

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2006 and 2005 was 5.4% and 4.5%, respectively. Because the non-recourse funding obligations bear variable interest rates, carrying value approximates fair value as of December 31, 2006 and 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(10) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Amounts in millions)                                   2006     2005     2004
---------------------                                  ------  -------  -------
Current federal income tax............................ $(55.1) $(229.3) $ (24.4)
Deferred federal income tax...........................  233.0    368.5   (204.8)
                                                       ------  -------  -------
   Total federal income tax...........................  177.9    139.2   (229.2)
                                                       ------  -------  -------
Current state income tax..............................    7.5    (16.3)    (0.1)
Deferred state income tax.............................    3.0     25.0    (10.7)
                                                       ------  -------  -------
   Total state income tax.............................   10.5      8.7    (10.8)
                                                       ------  -------  -------
       Total provision (benefit) for income taxes..... $188.4  $ 147.9  $(240.0)
                                                       ======  =======  =======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                        2006  2005    2004
                                                        ----  ----  ------
    Statutory U.S. federal income tax rate............. 35.0% 35.0%   35.0%
    State income tax, net of federal income tax benefit  1.2   1.4    (0.6)
    Non-deductible goodwill impairment.................   --   4.8     5.7
    Dividends-received deduction....................... (1.5) (2.3)   (1.8)
    Reinsurance transactions with UFLIC................   --    --  (104.6)
    Tax contingencies.................................. (0.6) (1.2)    0.7
    Other, net.........................................  0.3  (2.4)    0.3
                                                        ----  ----  ------
       Effective rate.................................. 34.4% 35.3%  (65.3)%
                                                        ====  ====  ======

   The components of the net deferred income tax liability as of December 31, are as follows:

       (Amounts in millions)                               2006    2005
       ---------------------                             -------- ------
       Assets:
          Investments................................... $   26.3 $  2.7
          Accrued expenses..............................     24.5   95.0
          Net operating loss carryforwards..............    221.5   31.2
          Other.........................................     57.2   35.5
                                                         -------- ------
              Total deferred income tax asset...........    329.5  164.4
                                                         -------- ------
       Liabilities:
          Future annuity and contract benefits..........    459.2   89.2
          Net unrealized gains on investment securities.     11.5   45.0
          Net unrealized gains on derivatives...........      0.2    0.5
          Present value of future profits...............    159.4  166.0
          Deferred acquisition costs....................    698.0  557.8
          Other.........................................      5.7  105.8
                                                         -------- ------
              Total deferred income tax liability.......  1,334.0  964.3
                                                         -------- ------
              Net deferred income tax liability......... $1,004.5 $799.9
                                                         ======== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $632.9 million as of December 31, 2006, and if unused, will expire beginning in 2021.

   As of December 31, 2006 and 2005, the current income tax receivable was $144.7 million and $201.6 million, respectively, and was included in other assets in the Consolidated Balance Sheets. We recorded $3.5 million, $(5.0) million and $2.7 million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006, 2005 and 2004. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $(107.3) million, $(154.5) million and $4.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. Cash paid for interest related to our non-recourse funding obligations was $116.6 million, $40.5 million and $14.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   For a discussion of dividends paid to stockholders, see note 16. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

  Supplemental schedule of non-cash investing and financing activities

                                                             Years ended December 31,
                                                             -----------------------
(Amounts in millions)                                        2006   2005      2004
---------------------                                        ----- ------  ---------
Excluded net assets:
   Assets................................................... $  -- $   --  $ 9,834.5
   Liabilities..............................................    --     --   (9,997.8)
                                                             ----- ------  ---------
   Net assets transferred................................... $  -- $   --  $  (163.3)
                                                             ===== ======  =========
Other non-cash transactions:
   Repayment of surplus notes and accrued interest.......... $  -- $   --  $   543.4
   Repayment of preferred stock.............................    --     --      216.6
   Recapture of reinsurance agreement.......................    --     --     (149.9)
   Change in collateral for securities lending transactions.   6.9   27.5      (34.4)
   Dividends paid to stockholders...........................    --  440.3      888.9
   Tax contingencies and other tax related items............   4.3   (5.0)       2.7
                                                             ----- ------  ---------
   Total other non-cash transactions........................ $11.2 $462.8  $ 1,467.3
                                                             ===== ======  =========

(12) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $297.2 million, $278.0 million and $259.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $175.3 million, $109.1 million and $112.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million, $4.6 million and $8.2 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $15.6 million, $13.1 million and $6.5 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. Interest expense under this agreement was $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 and 2005 was $31.9 million and $6.5 million, respectively, and was included with other liabilities in the Consolidated Balance Sheets.

   In 2004, FCL redeemed $250.0 million of its preferred stock from GE Financial Assurance Holdings, Inc. FCL paid an accrued preferred stock dividend of $7.3 million to GE Financial Assurance Holdings, Inc. The redemption and accrued dividend was paid in cash of $44.0 million and the remainder in securities.

   In 2004, Jamestown redeemed $369.0 million of surplus notes issued to GE Financial Assurance Holdings, Inc. and $91.0 million of surplus notes issued to Brookfield Life Assurance Company Limited, both affiliates of Jamestown. The redemption was paid in cash of $21.8 million and the remainder in securities equal to the principal of $460.0 million and accrued interest of $105.2 million on the outstanding surplus notes.

(13) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $23.4 million and $3.5 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $86.7 million and $56.7 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings and non-recourse funding obligations. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                         2006                          2005
                                             ----------------------------- -----------------------------
                                             Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                         amount    amount  fair value  amount    amount  fair value
---------------------                        --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans................  $    (a) $2,917.1  $2,913.4   $    (a) $2,680.2  $2,735.9
   Other financial instruments..............       (a)     49.8      64.7        (a)     57.6      75.1
Liabilities:
   Borrowings and related instruments:
       Borrowings...........................       (a)     31.9      31.9        (a)      6.5       6.5
       Non-recourse funding obligations.....       (a)  2,765.0   2,765.0        (a)  1,400.0   1,400.0
       Investment contract benefits.........       (a)  9,457.6   9,690.2        (a)  8,866.9   9,121.6
Other firm commitments:
   Ordinary course of business lending
     commitments............................   23.4          --        --     3.5          --        --
   Commitments to fund limited
     partnerships...........................   86.7          --        --    56.7          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                         2006   2005
---------------------                                                                        -----  -----
Derivatives qualifying as effective hedges as of January 1.................................. $ 0.9  $ 2.9
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.4)    --    0.7
Reclassification to net income, net of deferred taxes of $0.3 and $1.5......................  (0.6)  (2.7)
                                                                                             -----  -----
Balance as of December 31................................................................... $ 0.3  $ 0.9
                                                                                             =====  =====

   Derivatives qualifying as hedges amounting to $0.3 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.2 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the year ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                                  --------------------------------------
                                         2006                2005
                                  ------------------- ------------------
                                  Notional Estimated  Notional Estimated
       (Amounts in millions)       value   fair value  value   fair value
       ---------------------      -------- ---------- -------- ----------
       Interest rate swaps....... $1,303.1   $ 7.4     $126.0    $(0.8)
       Equity index options......    271.9    16.4       31.0      2.5
       Limited parental guarantee    250.0    15.1         --       --
       Financial futures.........     18.5      --        8.8      0.1
                                  --------   -----     ------    -----
              Total.............. $1,843.5   $38.9     $165.8    $ 1.8
                                  ========   =====     ======    =====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $45.3 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $6.4 million and $4.7 million, respectively.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the Consolidated Statements of Income. As of December 31, 2006, the fair value of this derivative was $15.1 million and was recorded in other invested assets.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $2.4 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $2.4 million and $4.6 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(15) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

                  (Amounts in millions)          2006   2005
                  ---------------------         ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $126.8 $158.7
                     Fixed maturities..........   90.2  150.0
                     Other receivables.........   86.7   91.5
                                                ------ ------
                         Total assets.......... $303.7 $400.2
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                               December 31,
                                          ----------------------
                                             2006       2005
                                          ---------- -----------
                                               Fair        Fair
               (Amounts in millions)      Cost value Cost  value
               ---------------------      ---- ----- ----- -----
               Retained interests--assets $9.7 $19.4 $14.2 $16.6
               Servicing assets..........   --    --    --    --
               Recourse liability........   --    --    --    --
                                          ---- ----- ----- -----
               Total..................... $9.7 $19.4 $14.2 $16.6
                                          ==== ===== ===== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $471.3 million in dividends in 2007 without obtaining regulatory approval. Based on statutory results as of December 31, 2006, we estimate our insurance subsidiaries could pay dividends of approximately $33.1 million to us in 2007 without obtaining regulatory approval.

   In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $972.6 million, consisting of cash in the amount of $83.7 million and securities in the amount of $888.9 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2006     2005     2004
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 538.0  $ 357.9  $ 626.8
Captive life reinsurance subsidiaries combined statutory net losses.........................................................  (894.7)  (333.1)  (365.3)
                                                                  -------  -------  -------
Combined statutory net income (losses)........................... $(356.7) $  24.8  $ 261.5
                                                                  =======  =======  =======

                                                      As of December 31,
                                                      -----------------
        (Amounts in millions)                           2006      2005
        ---------------------                         --------  --------
        Combined statutory capital and surplus....... $1,323.7  $1,564.4

   Statutory net income (losses) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (losses) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,175.2 million and $520.6 million as of December 31, 2006 and 2005, respectively. Capital and surplus of our captive life reinsurance subsidiaries includes surplus notes (non-recourse funding obligations) as further described in note 9.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance, interest sensitive whole life and Medicare supplement insurance; and (2) Retirement Income and Institutional, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

agreements, FABNs and structured settlements. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     179.6         66.8       24.0       270.4
Amortization of deferred acquisition costs and intangibles      52.8         31.3         --        84.1
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========
Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   778.6    $   333.8   $     --   $ 1,112.4
Net investment income.....................................     442.1        493.8       82.7     1,018.6
Net investment gains (losses).............................        --           --       (9.7)       (9.7)
Policy fees and other income..............................     303.4         58.9         --       362.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,524.1        886.5       73.0     2,483.6
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     654.7        490.4         --     1,145.1
Interest credited.........................................     216.4        239.6         --       456.0
Acquisition and operating expenses, net of deferrals......     137.5         62.2       38.2       237.9
Amortization of deferred acquisition costs and intangibles     147.4         30.0         --       177.4
Interest expense..........................................      48.4           --        0.3        48.7
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,204.4        822.2       38.5     2,065.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     319.7         64.3       34.5       418.5
Provision for income taxes................................     132.9          7.1        7.9       147.9
                                                           ---------    ---------   --------   ---------
Net income................................................ $   186.8    $    57.2   $   26.6   $   270.6
                                                           =========    =========   ========   =========
Total assets.............................................. $12,670.3    $26,528.6   $1,829.7   $41,028.6
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  690.7     $461.4      $    --    $1,152.1
Net investment income.....................................     391.9      479.0         93.2       964.1
Net investment gains (losses).............................        --         --          7.6         7.6
Policy fees and other income..............................     283.0       40.4           --       323.4
                                                            --------     ------      -------    --------
   Total revenues.........................................   1,365.6      980.8        100.8     2,447.2
                                                            --------     ------      -------    --------
Benefits and other changes in policy reserves.............     598.0      587.5           --     1,185.5
Interest credited.........................................     224.4      262.6           --       487.0
Acquisition and operating expenses, net of deferrals......      87.6       47.9         35.2       170.7
Amortization of deferred acquisition costs and intangibles     119.6       92.6           --       212.2
Interest expense..........................................      14.7         --          9.8        24.5
                                                            --------     ------      -------    --------
   Total benefits and expenses............................   1,044.3      990.6         45.0     2,079.9
                                                            --------     ------      -------    --------
Income (loss) before income taxes and cumulative effect of
  change in accounting principle..........................     321.3       (9.8)        55.8       367.3
Provision (benefit) for income taxes......................     116.1       11.5       (367.6)     (240.0)
                                                            --------     ------      -------    --------
Net income (loss) before cumulative effect of change in
  accounting principle....................................     205.2      (21.3)       423.4       607.3
Cumulative effect of change in accounting principle.......      (0.8)       0.7           --        (0.1)
                                                            --------     ------      -------    --------
Net income (loss).........................................  $  204.4     $(20.6)     $ 423.4    $  607.2
                                                            ========     ======      =======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(19) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2006   2005   2006    2005   2006   2005   2006    2005
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $256.4 $257.0 $280.0  $237.3 $274.1 $264.2 $306.4  $260.1
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $632.3 $622.8 $648.2  $574.9 $645.2 $640.2 $709.4  $645.7
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 83.6 $ 79.3 $ 86.0  $ 79.9 $ 92.0 $ 21.0 $ 98.0  $ 90.4
                       ====== ====== ======  ====== ====== ====== ======  ======

(20) Pro Forma Financial Information for Transfer of Ownership in AML
(unaudited)

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

   The following is unaudited pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on January 1, 2006 for the period indicated:

                                                                 For the year ended December 31, 2006
                                                               ----------------------------------------
                                                                GLAIC   Pro forma adjustments Pro forma
                                                               -------- --------------------- ---------
Revenues:
   Premiums................................................... $1,132.3        $(38.1)(a)     $1,094.2
   Net investment income......................................  1,116.9         (46.8)(a)      1,070.1
   Net investment gains (losses)..............................      3.1           1.0(a)           4.1
   Policy fees and other income...............................    382.8          (2.1)(a)        380.7
                                                               --------        ------         --------
       Total revenues.........................................  2,635.1         (86.0)         2,549.1
                                                               --------        ------         --------
Benefits and expenses:
   Benefits and other changes in policy reserves..............  1,101.9         (40.3)(a)      1,061.6
   Interest credited..........................................    496.7         (16.0)(a)        480.7
   Acquisition and operating expenses, net of deferrals.......    270.4          (0.2)(a)        270.2
   Amortization of deferred acquisition costs and intangibles.     84.1          (1.4)(a)         82.7
   Interest expense...........................................    134.0           -- (a)         134.0
                                                               --------        ------         --------
       Total benefits and expenses............................  2,087.1         (57.9)         2,029.2
                                                               --------        ------         --------
Income before income taxes....................................    548.0         (28.1)           519.9
Provision for income taxes....................................    188.4         (10.0)(a)        178.4
Equity in net income of unconsolidated subsidiary.............       --          17.3(b)          17.3
                                                               --------        ------         --------
Net income.................................................... $  359.6        $ (0.8)        $  358.8
                                                               ========        ======         ========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers.
(b)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on December 31, 2006:

                                                                         December 31, 2006
                                                             -----------------------------------------
                                                               GLAIC   Pro forma adjustments Pro forma
                                                             --------- --------------------- ---------
Assets
   Total investments........................................ $20,142.5       $  (872.3)(a)   $19,604.6
                                                                                 334.4(b)
   Separate account assets..................................  10,383.4              --        10,383.4
   Reinsurance recoverable..................................   9,386.8          (321.7)(a)     9,065.1
   Other assets.............................................   4,591.3          (183.2)(a)     4,408.1
                                                             ---------       ---------       ---------
       Total assets......................................... $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========
Liabilities and stockholders' equity
   Policyholder liabilities................................. $24,857.9       $  (845.6)(a)   $24,012.3
   Separate account liabilities.............................  10,383.4              --        10,383.4
   Non-recourse funding obligations.........................   2,765.0              --         2,765.0
   All other liabilities....................................   2,054.0          (245.6)(a)     1,808.4
                                                             ---------       ---------       ---------
       Total liabilities....................................  40,060.3        (1,091.2)       38,969.1
                                                             ---------       ---------       ---------
          Total stockholders' equity........................   4,443.7          (286.0)(a)     4,492.1
                                                                                 334.4(b)
                                                             ---------       ---------       ---------
          Total liabilities and stockholders' equity........ $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the assets and liabilities of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the merger.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   The audit report on the consolidated financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance
Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules included herein also give retroactive effect to the Mergers.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   205.0 $   218.0  $   218.0
       Government--non U.S...........................     276.3     307.6      307.6
       Public utilities..............................     874.6     894.4      894.4
       All other corporate bonds.....................  14,089.6  14,106.1   14,106.1
                                                      --------- ---------  ---------
          Total fixed maturities.....................  15,445.5  15,526.1   15,526.1
Equity securities....................................      34.6      35.8       35.8
Commercial mortgage loans............................   2,917.1     xxxxx    2,917.1
Policy loans.........................................     486.7     xxxxx      486.7
Other invested assets/(1)/...........................     732.8     xxxxx      737.7
                                                      --------- ---------  ---------
          Total investments.......................... $19,616.7     xxxxx  $19,703.4
                                                      ========= =========  =========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                    Future Annuity
                                                     And Contract              Other
                                                      Benefits &            Policyholder
                                                      Liability             Liabilities
                                         Deferred   For Policy and           (Excluding
                                        Acquisition    Contract    Unearned   Unearned   Premium
Segment                                    Costs        Claims     Premiums  Premiums)   Revenue
-------                                 ----------- -------------- -------- ------------ --------
December 31, 2006:
   Protection..........................  $2,272.1     $ 7,218.7     $24.1      $  8.8    $  875.4
   Retirement Income and Institutional.     387.9      17,432.2        --       174.1       256.9
   Corporate and Other.................        --            --        --          --          --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,660.0     $24,650.9     $24.1      $182.9    $1,132.3
                                         ========     =========     =====      ======    ========
December 31, 2005:
   Protection..........................  $1,884.8     $ 6,993.7     $28.9      $  6.1    $  778.6
   Retirement Income and Institutional.     264.8      16,771.4        --       212.0       333.8
   Corporate and Other.................        --            --        --        (0.2)         --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,149.6     $23,765.1     $28.9      $217.9    $1,112.4
                                         ========     =========     =====      ======    ========
December 31, 2004:
   Protection..........................                                                  $  690.7
   Retirement Income and Institutional.                                                     461.4
   Corporate and Other.................                                                        --
                                                                                         --------
       Total...........................                                                  $1,152.1
                                                                                         ========

                                         Interest                   Amortization
                                        Credited &     Acquisition  of Deferred
                             Net       Benefits and   and Operating Acquisition
                          Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                     Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Protection............  $  537.8      $  904.2        $179.6        $ 52.8    $  840.1
   Retirement Income and
     Institutional.......     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...      58.1            --          24.0            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,116.9      $1,598.6        $270.4        $ 84.1    $1,097.0
                           ========      ========        ======        ======    ========
December 31, 2005:
   Protection............  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...      82.7            --          38.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                           ========      ========        ======        ======    ========
December 31, 2004:
   Protection............  $  391.9      $  822.4        $ 87.6        $119.6    $  663.2
   Retirement Income and
     Institutional.......     479.0         850.1          47.9          92.6       461.3
   Corporate and Other...      93.2            --          35.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $  964.1      $1,672.5        $170.7        $212.2    $1,124.5
                           ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of the Variable Account.
            Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life of Virginia Separate
            Account 4 to GE Life and Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(ii)  Resolution of the Board of Directors of Genworth Life and Annuity
            Insurance Company authorizing the change in name GE Life & Annuity
            Separate Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 11 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-67904.

(1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of GE Total
            Return Fund of GE Investments Funds, Inc. Previously filed on October
            31, 2001 with initial filing to Form S-6 for GE Life & Annuity
            Separate Account II, Registration No. 333-72572.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 11 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-67904.

(2)         Not applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on December 13, 2001 with Pre-Effective No. 1 to
            Form S-1 for GE Life and Annuity Assurance Company, Registration
            No. 333-69620.

(3)(b)      Dealer Sales Agreement. Previously filed on December 13, 2001 with
            Pre-Effective No. 1 to Form S-1 for GE Life and Annuity Assurance
            Company, Registration No. 333-69620.

(4)(a)(i)   Contract Form P1161 3/01. Previously filed on January 15, 2002 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(a)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider P5164
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuity Life Rider P5165
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.


(4)(b)(iv) Guaranteed Minimum Income Payment Endorsement P5168 3/01. Previously
           filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration No.
           333-67904.

(4)(b)(v)  Joint Annuitant Endorsement P5219 1/03. Previously filed on February
           18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(vi) Funding Annuity Endorsement P5230 1/03. Previously filed on February
           18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 333-67904.

(5)        Variable Annuity Application Form 18087 8/2001. Previously filed on
           January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(a)     Form of Additional Payment Allocation Request. Previously filed on
           January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(b)     Variable Annuity Application -- Additional Riders Form 18087RDR
           8/2001. Previously filed on January 16, 2002 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-67904.

(6)(a)     Amended and Restated Articles of Incorporation of Genworth Life and
           Annuity Insurance Company. Previously filed on January 3, 2006 with
           Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-67904.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 11 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-67904.

(7)        Reinsurance Agreement. Previously filed on April 17, 2003 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-67904.

(8)(a)(i)  Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Filed herewith.

(9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)       Consent of KPMG LLP. Filed herewith.

(11)       Not applicable.

(12)       Not applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on April 22, 2002 with Post-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67902.

(14)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor



Name                     Positions and Offices with Depositor
----                     ------------------------------------
Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

William C. Goings, II(3) Director and Senior Vice President

Paul A. Haley            Director, Senior Vice President and Chief Actuary

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

John G. Apostle II       Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(4)       Senior Vice President and Chief Investment Officer

Robert T. Methven        Senior Vice President

James H. Reinhart        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

John A. Zelinske         Vice President and Controller

Gary T. Prizzia(1)       Treasurer



   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (3) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

   (4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contractowners


   As of February 1, 2007 there were 8,795 owners of Qualified Contracts and 5,584 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, and Genworth Life & Annuity VA Separate Account 3.


   (b) Management


        Name                   Address            Positions and Offices with Underwriter
        ----                   -------            --------------------------------------
James J. Buddle....... 6620 W. Broad St.        Director
                       Richmond, VA 23230
Robert T. Methven..... 6610 W. Broad St.        Director, President and Chief Executive
                       Richmond, VA 23230       Officer
Geoffrey S. Stiff..... 6610 W. Broad St.        Director and Senior Vice President
                       Richmond, VA 23230
Scott E. Wolfe........ 6610 West Broad St.      Senior Vice President and Chief Compliance
                       Richmond, VA 23230       Officer
Ward E. Bobitz........ 6620 W. Broad Street     Vice President and Assistant Secretary
                       Richmond, VA 23230
Brenda A. Daglish..... 6604 West Broad St.      Vice President and Assistant Treasurer
                       Richmond, VA 23230
Dennis R. Vigneau..... 6610 W. Broad Street     Vice President and Chief Financial Officer
                       Richmond, Virginia 23230
James H. Reinhart..... 6610 W. Broad St.        Vice President
                       Richmond, VA 23230
John A. Zelinske...... 6610 W. Broad St.        Vice President and Controller
                       Richmond, VA 23230
John E. Karaffa....... 6610 West Broad St.      Vice President
                       Richmond, VA 23230
Scott R. Lindquist.... 6620 W. Broad St.        Vice President
                       Richmond, VA 23230
Gary T. Prizzia....... 6620 W. Broad Street     Treasurer
                       Richmond, VA 23230

       Name               Address       Positions and Offices with Underwriter
       ----               -------       --------------------------------------
Russell L. Rubino... 6620 W. Broad St.     Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230


   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    12.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO RULE 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 13th day of April, 2007.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT
                                      1 (REGISTRANT)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -------------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    BY: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -------------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                             Title                       Date
           ----                             -----                       ----

  /s/  *PAMELA S. SCHUTZ    Chairperson of the Board, President    April 13, 2007
---------------------------   and Chief Executive Officer
     Pamela S. Schutz

/s/  *WILLIAM C. GOINGS, II Director and Senior Vice President     April 13, 2007
---------------------------
   William C. Goings, II

    /s/  *PAUL A. HALEY     Director, Senior Vice President and    April 13, 2007
---------------------------   Chief Actuary
       Paul A. Haley

 /s/  *SCOTT R. LINDQUIST   Director and Vice President            April 13, 2007
---------------------------
    Scott R. Lindquist

   /s/  *VICTOR C. MOSES    Director and Vice President            April 13, 2007
---------------------------
      Victor R. Moses

    /s/  *LEON E. RODAY     Director and Senior Vice President     April 13, 2007
---------------------------
       Leon E. Roday

  /s/  *GEOFFREY S. STIFF   Director and Senior Vice President     April 13, 2007
---------------------------
     Geoffrey S. Stiff

  /s/  *DENNIS R. VIGNEAU   Senior Vice President and Chief        April 13, 2007
---------------------------   Financial Officer
     Dennis R. Vigneau

           Name                          Title                       Date
           ----                          -----                       ----

  /s/  *JOHN A. ZELINSKE Vice President and Controller          April 13, 2007
  ----------------------
     John A. Zelinske



*By: /s/  GEOFFREY S. STIFF , pursuant to Power of                 April 13, 2007
     ----------------------   Attorney executed on March 19, 2007.
       Geoffrey S. Stiff